UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 12 of its series: Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund and Allspring Wisconsin Tax-Free Fund.

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

June 30, 2026

Alternative Risk Premia Fund

Class R6

WRPRX

This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$67	0.62%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

For the 12 months that ended June 30, 2026, the Fund outperformed its benchmark, benefiting from a volatile macro backdrop. Growth moderated as tariff front-loading and artificial intelligence (AI) investment supported resilience in the second half of 2025, before the Middle East conflict drove an energy-led inflation surge in the first half of 2026, which prompted central banks to adjust their policy. The U.S. dollar gained strength, balancing Federal Reserve easing against safe-haven demand, while global bonds lagged on a sharp March selloff as inflation fears reignited.

Foreign exchange (FX) and commodity trend/carry led performance: FX carry, commodity curve momentum, FX momentum, and cross-asset trend (a strategy seeking efficient diversification) were top contributors, led by a short position in Korean won, short on UK/Japanese rates, long precious metals, long natural gas/gas-oil, and long the Brazilian real and South African rand while short the euro, Japanese yen, and Swiss franc. FX value detracted along with rates reversal, commodity positioning, and mean reversion, short the Australian dollar while long Australian rates, and long U.S. wholesale gasoline.

Total return based on a $10,000 investment

Table Summary
	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,830	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,870	$10,124	$10,578
8/31/2019	$9,960	$10,144	$10,852
9/30/2019	$9,950	$10,162	$10,794
10/31/2019	$9,810	$10,182	$10,827
11/30/2019	$9,850	$10,194	$10,821
12/31/2019	$9,581	$10,209	$10,814
1/31/2020	$9,712	$10,223	$11,022
2/29/2020	$9,369	$10,238	$11,220
3/31/2020	$8,459	$10,268	$11,154
4/30/2020	$8,348	$10,268	$11,353
5/31/2020	$8,298	$10,269	$11,405
6/30/2020	$8,105	$10,270	$11,477
7/31/2020	$8,196	$10,272	$11,649
8/31/2020	$8,166	$10,273	$11,555
9/30/2020	$8,085	$10,274	$11,548
10/31/2020	$8,015	$10,275	$11,497
11/30/2020	$7,924	$10,276	$11,610
12/31/2020	$7,984	$10,277	$11,626
1/31/2021	$8,055	$10,278	$11,542
2/28/2021	$8,075	$10,279	$11,376
3/31/2021	$8,267	$10,280	$11,234
4/30/2021	$8,419	$10,280	$11,322
5/31/2021	$8,580	$10,280	$11,359
6/30/2021	$8,580	$10,280	$11,439
7/31/2021	$8,570	$10,280	$11,567
8/31/2021	$8,510	$10,281	$11,545
9/30/2021	$8,580	$10,281	$11,445
10/31/2021	$8,530	$10,281	$11,442
11/30/2021	$8,368	$10,281	$11,476
12/31/2021	$8,540	$10,282	$11,446
1/31/2022	$8,661	$10,282	$11,200
2/28/2022	$8,530	$10,283	$11,075
3/31/2022	$8,641	$10,286	$10,767
4/30/2022	$8,985	$10,288	$10,359
5/31/2022	$9,045	$10,295	$10,425
6/30/2022	$9,227	$10,297	$10,262
7/31/2022	$9,157	$10,302	$10,513
8/31/2022	$9,359	$10,319	$10,215
9/30/2022	$9,187	$10,344	$9,774
10/31/2022	$9,227	$10,361	$9,648
11/30/2022	$9,197	$10,394	$10,002
12/31/2022	$9,427	$10,432	$9,957
1/31/2023	$9,310	$10,464	$10,264
2/28/2023	$9,462	$10,499	$9,998
3/31/2023	$9,520	$10,544	$10,252
4/30/2023	$9,625	$10,577	$10,314
5/31/2023	$9,590	$10,618	$10,202
6/30/2023	$9,637	$10,667	$10,166
7/31/2023	$9,579	$10,709	$10,158
8/31/2023	$9,719	$10,758	$10,094
9/30/2023	$9,614	$10,807	$9,837
10/31/2023	$9,800	$10,855	$9,682
11/30/2023	$9,695	$10,904	$10,120
12/31/2023	$9,444	$10,955	$10,508
1/31/2024	$9,749	$11,002	$10,479
2/29/2024	$9,835	$11,047	$10,331
3/31/2024	$10,030	$11,096	$10,426
4/30/2024	$9,969	$11,144	$10,163
5/31/2024	$9,884	$11,197	$10,335
6/30/2024	$10,091	$11,243	$10,433
7/31/2024	$10,042	$11,294	$10,677
8/31/2024	$9,981	$11,348	$10,830
9/30/2024	$9,920	$11,397	$10,975
10/31/2024	$9,908	$11,440	$10,703
11/30/2024	$10,165	$11,484	$10,816
12/31/2024	$10,497	$11,530	$10,639
1/31/2025	$10,560	$11,573	$10,696
2/28/2025	$10,826	$11,609	$10,931
3/31/2025	$10,800	$11,648	$10,935
4/30/2025	$10,118	$11,688	$10,978
5/31/2025	$10,181	$11,731	$10,899
6/30/2025	$10,118	$11,769	$11,067
7/31/2025	$10,194	$11,810	$11,038
8/31/2025	$10,472	$11,856	$11,170
9/30/2025	$10,699	$11,896	$11,292
10/31/2025	$10,788	$11,937	$11,362
11/30/2025	$11,002	$11,970	$11,433
12/31/2025	$11,068	$12,012	$11,416
1/31/2026	$11,583	$12,046	$11,428
2/28/2026	$11,542	$12,079	$11,615
3/31/2026	$12,138	$12,114	$11,410
4/30/2026	$12,111	$12,149	$11,423
5/31/2026	$12,179	$12,186	$11,459
6/30/2026	$11,908	$12,221	$11,486

Alternative Risk Premia Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	Since Inception (1/29/19)
Class R6	17.69	6.77	2.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.84	3.52	2.74
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.89

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$118,632,806
Consolidated # of portfolio holdings	76
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$470,042

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

Table Summary
Type	Long Position	Short Position
Bond futures	27	53
Commodity futures	17	25
Currency forwards	76	118
Equity index futures	18	0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4816 06-26

Annual Shareholder Report

June 30, 2026

Alternative Risk Premia Fund

Institutional Class

WRPIX

This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$78	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

For the 12 months that ended June 30, 2026, the Fund outperformed its benchmark, benefiting from a volatile macro backdrop. Growth moderated as tariff front-loading and artificial intelligence (AI) investment supported resilience in the second half of 2025, before the Middle East conflict drove an energy-led inflation surge in the first half of 2026, which prompted central banks to adjust their policy. The U.S. dollar gained strength, balancing Federal Reserve easing against safe-haven demand, while global bonds lagged on a sharp March selloff as inflation fears reignited.

Foreign exchange (FX) and commodity trend/carry led performance: FX carry, commodity curve momentum, FX momentum, and cross-asset trend (a strategy seeking efficient diversification) were top contributors, led by a short position in Korean won, short on UK/Japanese rates, long precious metals, long natural gas/gas-oil, and long the Brazilian real and South African rand while short the euro, Japanese yen, and Swiss franc. FX value detracted along with rates reversal, commodity positioning, and mean reversion, short the Australian dollar while long Australian rates, and long U.S. wholesale gasoline.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,820	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,860	$10,124	$10,578
8/31/2019	$9,950	$10,144	$10,852
9/30/2019	$9,940	$10,162	$10,794
10/31/2019	$9,800	$10,182	$10,827
11/30/2019	$9,840	$10,194	$10,821
12/31/2019	$9,571	$10,209	$10,814
1/31/2020	$9,702	$10,223	$11,022
2/29/2020	$9,359	$10,238	$11,220
3/31/2020	$8,450	$10,268	$11,154
4/30/2020	$8,329	$10,268	$11,353
5/31/2020	$8,289	$10,269	$11,405
6/30/2020	$8,097	$10,270	$11,477
7/31/2020	$8,178	$10,272	$11,649
8/31/2020	$8,147	$10,273	$11,555
9/30/2020	$8,067	$10,274	$11,548
10/31/2020	$7,996	$10,275	$11,497
11/30/2020	$7,915	$10,276	$11,610
12/31/2020	$7,966	$10,277	$11,626
1/31/2021	$8,036	$10,278	$11,542
2/28/2021	$8,057	$10,279	$11,376
3/31/2021	$8,248	$10,280	$11,234
4/30/2021	$8,400	$10,280	$11,322
5/31/2021	$8,561	$10,280	$11,359
6/30/2021	$8,551	$10,280	$11,439
7/31/2021	$8,551	$10,280	$11,567
8/31/2021	$8,481	$10,281	$11,545
9/30/2021	$8,551	$10,281	$11,445
10/31/2021	$8,501	$10,281	$11,442
11/30/2021	$8,339	$10,281	$11,476
12/31/2021	$8,511	$10,282	$11,446
1/31/2022	$8,632	$10,282	$11,200
2/28/2022	$8,501	$10,283	$11,075
3/31/2022	$8,612	$10,286	$10,767
4/30/2022	$8,955	$10,288	$10,359
5/31/2022	$9,016	$10,295	$10,425
6/30/2022	$9,187	$10,297	$10,262
7/31/2022	$9,127	$10,302	$10,513
8/31/2022	$9,329	$10,319	$10,215
9/30/2022	$9,157	$10,344	$9,774
10/31/2022	$9,187	$10,361	$9,648
11/30/2022	$9,157	$10,394	$10,002
12/31/2022	$9,396	$10,432	$9,957
1/31/2023	$9,279	$10,464	$10,264
2/28/2023	$9,419	$10,499	$9,998
3/31/2023	$9,478	$10,544	$10,252
4/30/2023	$9,594	$10,577	$10,314
5/31/2023	$9,547	$10,618	$10,202
6/30/2023	$9,594	$10,667	$10,166
7/31/2023	$9,536	$10,709	$10,158
8/31/2023	$9,676	$10,758	$10,094
9/30/2023	$9,571	$10,807	$9,837
10/31/2023	$9,757	$10,855	$9,682
11/30/2023	$9,652	$10,904	$10,120
12/31/2023	$9,392	$10,955	$10,508
1/31/2024	$9,709	$11,002	$10,479
2/29/2024	$9,782	$11,047	$10,331
3/31/2024	$9,977	$11,096	$10,426
4/30/2024	$9,916	$11,144	$10,163
5/31/2024	$9,843	$11,197	$10,335
6/30/2024	$10,038	$11,243	$10,433
7/31/2024	$9,990	$11,294	$10,677
8/31/2024	$9,941	$11,348	$10,830
9/30/2024	$9,880	$11,397	$10,975
10/31/2024	$9,855	$11,440	$10,703
11/30/2024	$10,111	$11,484	$10,816
12/31/2024	$10,445	$11,530	$10,639
1/31/2025	$10,508	$11,573	$10,696
2/28/2025	$10,773	$11,609	$10,931
3/31/2025	$10,748	$11,648	$10,935
4/30/2025	$10,067	$11,688	$10,978
5/31/2025	$10,130	$11,731	$10,899
6/30/2025	$10,067	$11,769	$11,067
7/31/2025	$10,130	$11,810	$11,038
8/31/2025	$10,407	$11,856	$11,170
9/30/2025	$10,634	$11,896	$11,292
10/31/2025	$10,722	$11,937	$11,362
11/30/2025	$10,937	$11,970	$11,433
12/31/2025	$11,003	$12,012	$11,416
1/31/2026	$11,503	$12,046	$11,428
2/28/2026	$11,476	$12,079	$11,615
3/31/2026	$12,057	$12,114	$11,410
4/30/2026	$12,043	$12,149	$11,423
5/31/2026	$12,111	$12,186	$11,459
6/30/2026	$11,827	$12,221	$11,486

Alternative Risk Premia Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	Since Inception (1/29/19)
Institutional Class	17.48	6.70	2.29
ICE BofA 3-Month U.S. Treasury Bill Index	3.84	3.52	2.74
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.89

KEY FUND STATISTICS

Table Summary
Consolidated Total net assets	$118,632,806
Consolidated # of portfolio holdings	76
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$470,042

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

Table Summary
Type	Long Position	Short Position
Bond futures	27	53
Commodity futures	17	25
Currency forwards	76	118
Equity index futures	18	0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4723 06-26

Annual Shareholder Report

June 30, 2026

California Limited-Term Tax-Free Fund

Class A

SFCIX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance during the period were duration and credit positioning, particularly AA-rated names, as well as security selection within the education, special tax, and resource recovery sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$9,796	$10,000	$10,000
7/31/2016	$9,809	$10,029	$10,006
8/31/2016	$9,804	$10,022	$10,020
9/30/2016	$9,790	$9,981	$9,970
10/31/2016	$9,740	$9,965	$9,865
11/30/2016	$9,513	$9,807	$9,497
12/31/2016	$9,553	$9,842	$9,609
1/31/2017	$9,603	$9,917	$9,672
2/28/2017	$9,644	$9,969	$9,739
3/31/2017	$9,649	$9,966	$9,760
4/30/2017	$9,689	$10,003	$9,831
5/31/2017	$9,756	$10,061	$9,987
6/30/2017	$9,734	$10,029	$9,951
7/31/2017	$9,783	$10,079	$10,032
8/31/2017	$9,833	$10,112	$10,108
9/30/2017	$9,792	$10,074	$10,057
10/31/2017	$9,778	$10,074	$10,081
11/30/2017	$9,711	$9,980	$10,027
12/31/2017	$9,752	$10,006	$10,132
1/31/2018	$9,702	$10,016	$10,013
2/28/2018	$9,671	$10,013	$9,983
3/31/2018	$9,676	$10,009	$10,020
4/30/2018	$9,654	$9,981	$9,984
5/31/2018	$9,724	$10,051	$10,098
6/30/2018	$9,739	$10,084	$10,107
7/31/2018	$9,762	$10,112	$10,131
8/31/2018	$9,758	$10,115	$10,157
9/30/2018	$9,718	$10,070	$10,092
10/31/2018	$9,696	$10,057	$10,030
11/30/2018	$9,749	$10,109	$10,141
12/31/2018	$9,811	$10,177	$10,262
1/31/2019	$9,873	$10,231	$10,340
2/28/2019	$9,898	$10,256	$10,395
3/31/2019	$9,950	$10,303	$10,559
4/30/2019	$9,948	$10,306	$10,599
5/31/2019	$10,028	$10,382	$10,745
6/30/2019	$10,063	$10,422	$10,785
7/31/2019	$10,115	$10,483	$10,872
8/31/2019	$10,159	$10,511	$11,043
9/30/2019	$10,108	$10,453	$10,955
10/31/2019	$10,132	$10,497	$10,974
11/30/2019	$10,146	$10,520	$11,002
12/31/2019	$10,160	$10,539	$11,035
1/31/2020	$10,250	$10,607	$11,234
2/29/2020	$10,304	$10,644	$11,378
3/31/2020	$10,007	$10,503	$10,966
4/30/2020	$9,947	$10,527	$10,828
5/31/2020	$10,132	$10,739	$11,173
6/30/2020	$10,194	$10,742	$11,264
7/31/2020	$10,274	$10,811	$11,454
8/31/2020	$10,258	$10,805	$11,400
9/30/2020	$10,261	$10,815	$11,403
10/31/2020	$10,254	$10,797	$11,369
11/30/2020	$10,315	$10,834	$11,540
12/31/2020	$10,356	$10,847	$11,610
1/31/2021	$10,388	$10,865	$11,684
2/28/2021	$10,316	$10,801	$11,499
3/31/2021	$10,338	$10,826	$11,570
4/30/2021	$10,381	$10,854	$11,667
5/31/2021	$10,394	$10,854	$11,702
6/30/2021	$10,397	$10,850	$11,734
7/31/2021	$10,438	$10,890	$11,831
8/31/2021	$10,420	$10,887	$11,788
9/30/2021	$10,364	$10,855	$11,703
10/31/2021	$10,347	$10,839	$11,668
11/30/2021	$10,369	$10,847	$11,768
12/31/2021	$10,370	$10,853	$11,787
1/31/2022	$10,178	$10,659	$11,464
2/28/2022	$10,144	$10,631	$11,423
3/31/2022	$9,961	$10,451	$11,053
4/30/2022	$9,817	$10,340	$10,747
5/31/2022	$9,889	$10,477	$10,907
6/30/2022	$9,833	$10,461	$10,728
7/31/2022	$9,964	$10,592	$11,011
8/31/2022	$9,841	$10,459	$10,770
9/30/2022	$9,658	$10,251	$10,357
10/31/2022	$9,654	$10,249	$10,271
11/30/2022	$9,857	$10,465	$10,751
12/31/2022	$9,873	$10,488	$10,782
1/31/2023	$10,037	$10,637	$11,091
2/28/2023	$9,897	$10,467	$10,841
3/31/2023	$10,023	$10,630	$11,081
4/30/2023	$10,000	$10,581	$11,056
5/31/2023	$9,947	$10,517	$10,960
6/30/2023	$10,004	$10,587	$11,070
7/31/2023	$10,020	$10,608	$11,114
8/31/2023	$9,987	$10,585	$10,954
9/30/2023	$9,844	$10,467	$10,633
10/31/2023	$9,791	$10,461	$10,542
11/30/2023	$10,114	$10,751	$11,211
12/31/2023	$10,276	$10,866	$11,472
1/31/2024	$10,257	$10,845	$11,413
2/29/2024	$10,269	$10,856	$11,428
3/31/2024	$10,259	$10,838	$11,428
4/30/2024	$10,220	$10,784	$11,286
5/31/2024	$10,201	$10,758	$11,253
6/30/2024	$10,294	$10,840	$11,425
7/31/2024	$10,376	$10,933	$11,530
8/31/2024	$10,466	$11,055	$11,621
9/30/2024	$10,527	$11,124	$11,735
10/31/2024	$10,463	$11,044	$11,564
11/30/2024	$10,533	$11,105	$11,764
12/31/2024	$10,480	$11,054	$11,593
1/31/2025	$10,509	$11,093	$11,651
2/28/2025	$10,580	$11,173	$11,766
3/31/2025	$10,537	$11,136	$11,567
4/30/2025	$10,516	$11,090	$11,474
5/31/2025	$10,566	$11,172	$11,481
6/30/2025	$10,638	$11,261	$11,553
7/31/2025	$10,688	$11,353	$11,529
8/31/2025	$10,771	$11,449	$11,630
9/30/2025	$10,844	$11,479	$11,899
10/31/2025	$10,864	$11,476	$12,046
11/30/2025	$10,884	$11,511	$12,074
12/31/2025	$10,915	$11,534	$12,085
1/31/2026	$10,987	$11,628	$12,198
2/28/2026	$11,072	$11,697	$12,350
3/31/2026	$10,922	$11,544	$12,063
4/30/2026	$10,964	$11,570	$12,202
5/31/2026	$10,995	$11,597	$12,247
6/30/2026	$11,026	$11,646	$12,365

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.65	1.18	1.19
Class A with Load	1.55	0.77	0.98
Bloomberg California Municipal 1-5 Year Blend Index	3.42	1.43	1.54
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$327,587,312
# of portfolio holdings	262
Portfolio turnover rate	20%
Total advisory fees paid	$1,196,747

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.6
AA/Aa	40.3
A/A	29.6
BBB/Baa	20.3
BB/Ba	3.6
B/B	0.5
Not Rated	4.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.6
Los Angeles Department of Water & Power System Revenue Series B, 5.00%, 7‑1‑2036	2.3
Tender Option Bond Trust Receipts/Certificates Series XM1346, 2.63%, 4‑1‑2056	2.2
California Community Choice Financing Authority Series B-2, 3.12%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.2
1-3 years	27.4
3-5 years	22.3
5-10 years	24.0
10-20 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0033 06-26

Annual Shareholder Report

June 30, 2026

California Limited-Term Tax-Free Fund

Institutional Class

SFCNX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance during the period were duration and credit positioning, particularly AA-rated names, as well as security selection within the education, special tax, and resource recovery sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,016	$10,029	$10,006
8/31/2016	$10,022	$10,022	$10,020
9/30/2016	$10,010	$9,981	$9,970
10/31/2016	$9,961	$9,965	$9,865
11/30/2016	$9,727	$9,807	$9,497
12/31/2016	$9,771	$9,842	$9,609
1/31/2017	$9,825	$9,917	$9,672
2/28/2017	$9,870	$9,969	$9,739
3/31/2017	$9,877	$9,966	$9,760
4/30/2017	$9,921	$10,003	$9,831
5/31/2017	$9,993	$10,061	$9,987
6/30/2017	$9,972	$10,029	$9,951
7/31/2017	$10,026	$10,079	$10,032
8/31/2017	$10,080	$10,112	$10,108
9/30/2017	$10,040	$10,074	$10,057
10/31/2017	$10,028	$10,074	$10,081
11/30/2017	$9,960	$9,980	$10,027
12/31/2017	$10,005	$10,006	$10,132
1/31/2018	$9,955	$10,016	$10,013
2/28/2018	$9,935	$10,013	$9,983
3/31/2018	$9,932	$10,009	$10,020
4/30/2018	$9,912	$9,981	$9,984
5/31/2018	$9,987	$10,051	$10,098
6/30/2018	$10,004	$10,084	$10,107
7/31/2018	$10,031	$10,112	$10,131
8/31/2018	$10,029	$10,115	$10,157
9/30/2018	$9,999	$10,070	$10,092
10/31/2018	$9,969	$10,057	$10,030
11/30/2018	$10,027	$10,109	$10,141
12/31/2018	$10,093	$10,177	$10,262
1/31/2019	$10,160	$10,231	$10,340
2/28/2019	$10,189	$10,256	$10,395
3/31/2019	$10,246	$10,303	$10,559
4/30/2019	$10,255	$10,306	$10,599
5/31/2019	$10,332	$10,382	$10,745
6/30/2019	$10,371	$10,422	$10,785
7/31/2019	$10,428	$10,483	$10,872
8/31/2019	$10,476	$10,511	$11,043
9/30/2019	$10,425	$10,453	$10,955
10/31/2019	$10,452	$10,497	$10,974
11/30/2019	$10,470	$10,520	$11,002
12/31/2019	$10,487	$10,539	$11,035
1/31/2020	$10,584	$10,607	$11,234
2/29/2020	$10,632	$10,644	$11,378
3/31/2020	$10,333	$10,503	$10,966
4/30/2020	$10,282	$10,527	$10,828
5/31/2020	$10,469	$10,739	$11,173
6/30/2020	$10,536	$10,742	$11,264
7/31/2020	$10,623	$10,811	$11,454
8/31/2020	$10,609	$10,805	$11,400
9/30/2020	$10,615	$10,815	$11,403
10/31/2020	$10,610	$10,797	$11,369
11/30/2020	$10,676	$10,834	$11,540
12/31/2020	$10,722	$10,847	$11,610
1/31/2021	$10,748	$10,865	$11,684
2/28/2021	$10,684	$10,801	$11,499
3/31/2021	$10,710	$10,826	$11,570
4/30/2021	$10,758	$10,854	$11,667
5/31/2021	$10,774	$10,854	$11,702
6/30/2021	$10,779	$10,850	$11,734
7/31/2021	$10,825	$10,890	$11,831
8/31/2021	$10,809	$10,887	$11,788
9/30/2021	$10,753	$10,855	$11,703
10/31/2021	$10,736	$10,839	$11,668
11/30/2021	$10,762	$10,847	$11,768
12/31/2021	$10,777	$10,853	$11,787
1/31/2022	$10,576	$10,659	$11,464
2/28/2022	$10,532	$10,631	$11,423
3/31/2022	$10,351	$10,451	$11,053
4/30/2022	$10,212	$10,340	$10,747
5/31/2022	$10,280	$10,477	$10,907
6/30/2022	$10,224	$10,461	$10,728
7/31/2022	$10,365	$10,592	$11,011
8/31/2022	$10,247	$10,459	$10,770
9/30/2022	$10,056	$10,251	$10,357
10/31/2022	$10,054	$10,249	$10,271
11/30/2022	$10,261	$10,465	$10,751
12/31/2022	$10,291	$10,488	$10,782
1/31/2023	$10,456	$10,637	$11,091
2/28/2023	$10,310	$10,467	$10,841
3/31/2023	$10,445	$10,630	$11,081
4/30/2023	$10,434	$10,581	$11,056
5/31/2023	$10,380	$10,517	$10,960
6/30/2023	$10,432	$10,587	$11,070
7/31/2023	$10,452	$10,608	$11,114
8/31/2023	$10,419	$10,585	$10,954
9/30/2023	$10,280	$10,467	$10,633
10/31/2023	$10,226	$10,461	$10,542
11/30/2023	$10,572	$10,751	$11,211
12/31/2023	$10,735	$10,866	$11,472
1/31/2024	$10,717	$10,845	$11,413
2/29/2024	$10,732	$10,856	$11,428
3/31/2024	$10,735	$10,838	$11,428
4/30/2024	$10,696	$10,784	$11,286
5/31/2024	$10,678	$10,758	$11,253
6/30/2024	$10,779	$10,840	$11,425
7/31/2024	$10,858	$10,933	$11,530
8/31/2024	$10,967	$11,055	$11,621
9/30/2024	$11,033	$11,124	$11,735
10/31/2024	$10,957	$11,044	$11,564
11/30/2024	$11,046	$11,105	$11,764
12/31/2024	$10,980	$11,054	$11,593
1/31/2025	$11,024	$11,093	$11,651
2/28/2025	$11,092	$11,173	$11,766
3/31/2025	$11,059	$11,136	$11,567
4/30/2025	$11,039	$11,090	$11,474
5/31/2025	$11,084	$11,172	$11,481
6/30/2025	$11,163	$11,261	$11,553
7/31/2025	$11,219	$11,353	$11,529
8/31/2025	$11,310	$11,449	$11,630
9/30/2025	$11,390	$11,479	$11,899
10/31/2025	$11,425	$11,476	$12,046
11/30/2025	$11,438	$11,511	$12,074
12/31/2025	$11,473	$11,534	$12,085
1/31/2026	$11,553	$11,628	$12,198
2/28/2026	$11,646	$11,697	$12,350
3/31/2026	$11,488	$11,544	$12,063
4/30/2026	$11,536	$11,570	$12,202
5/31/2026	$11,571	$11,597	$12,247
6/30/2026	$11,607	$11,646	$12,365

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.98	1.49	1.50
Bloomberg California Municipal 1-5 Year Blend Index	3.42	1.43	1.54
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$327,587,312
# of portfolio holdings	262
Portfolio turnover rate	20%
Total advisory fees paid	$1,196,747

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.6
AA/Aa	40.3
A/A	29.6
BBB/Baa	20.3
BB/Ba	3.6
B/B	0.5
Not Rated	4.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.6
Los Angeles Department of Water & Power System Revenue Series B, 5.00%, 7‑1‑2036	2.3
Tender Option Bond Trust Receipts/Certificates Series XM1346, 2.63%, 4‑1‑2056	2.2
California Community Choice Financing Authority Series B-2, 3.12%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.2
1-3 years	27.4
3-5 years	22.3
5-10 years	24.0
10-20 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3178 06-26

Annual Shareholder Report

June 30, 2026

California Tax-Free Fund

Class A

SCTAX

This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$77	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main contributors to Fund performance during the period were duration positioning; our credit allocation – particularly in BBB- and BB-rated names; and allocation to the education and electric sectors. In contrast, weak security selection in the lease sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,548	$10,000	$10,000
7/31/2016	$9,524	$10,004	$10,006
8/31/2016	$9,553	$10,021	$10,020
9/30/2016	$9,483	$9,960	$9,970
10/31/2016	$9,360	$9,844	$9,865
11/30/2016	$8,957	$9,464	$9,497
12/31/2016	$9,066	$9,576	$9,609
1/31/2017	$9,090	$9,651	$9,672
2/28/2017	$9,145	$9,707	$9,739
3/31/2017	$9,168	$9,726	$9,760
4/30/2017	$9,222	$9,794	$9,831
5/31/2017	$9,364	$9,957	$9,987
6/30/2017	$9,348	$9,924	$9,951
7/31/2017	$9,411	$10,011	$10,032
8/31/2017	$9,481	$10,073	$10,108
9/30/2017	$9,449	$10,026	$10,057
10/31/2017	$9,473	$10,059	$10,081
11/30/2017	$9,434	$10,005	$10,027
12/31/2017	$9,523	$10,114	$10,132
1/31/2018	$9,420	$9,993	$10,013
2/28/2018	$9,374	$9,961	$9,983
3/31/2018	$9,408	$10,006	$10,020
4/30/2018	$9,369	$9,965	$9,984
5/31/2018	$9,483	$10,100	$10,098
6/30/2018	$9,493	$10,103	$10,107
7/31/2018	$9,510	$10,127	$10,131
8/31/2018	$9,527	$10,158	$10,157
9/30/2018	$9,463	$10,080	$10,092
10/31/2018	$9,406	$10,011	$10,030
11/30/2018	$9,482	$10,115	$10,141
12/31/2018	$9,574	$10,227	$10,262
1/31/2019	$9,634	$10,293	$10,340
2/28/2019	$9,686	$10,344	$10,395
3/31/2019	$9,821	$10,514	$10,559
4/30/2019	$9,864	$10,560	$10,599
5/31/2019	$9,999	$10,715	$10,745
6/30/2019	$10,034	$10,752	$10,785
7/31/2019	$10,102	$10,842	$10,872
8/31/2019	$10,270	$11,017	$11,043
9/30/2019	$10,202	$10,935	$10,955
10/31/2019	$10,210	$10,955	$10,974
11/30/2019	$10,218	$10,979	$11,002
12/31/2019	$10,242	$11,011	$11,035
1/31/2020	$10,410	$11,208	$11,234
2/29/2020	$10,562	$11,353	$11,378
3/31/2020	$10,097	$10,957	$10,966
4/30/2020	$9,908	$10,840	$10,828
5/31/2020	$10,235	$11,207	$11,173
6/30/2020	$10,328	$11,271	$11,264
7/31/2020	$10,491	$11,465	$11,454
8/31/2020	$10,462	$11,389	$11,400
9/30/2020	$10,469	$11,386	$11,403
10/31/2020	$10,440	$11,354	$11,369
11/30/2020	$10,594	$11,529	$11,540
12/31/2020	$10,661	$11,578	$11,610
1/31/2021	$10,720	$11,633	$11,684
2/28/2021	$10,550	$11,422	$11,499
3/31/2021	$10,617	$11,500	$11,570
4/30/2021	$10,711	$11,592	$11,667
5/31/2021	$10,770	$11,624	$11,702
6/30/2021	$10,802	$11,654	$11,734
7/31/2021	$10,888	$11,751	$11,831
8/31/2021	$10,839	$11,711	$11,788
9/30/2021	$10,753	$11,625	$11,703
10/31/2021	$10,748	$11,592	$11,668
11/30/2021	$10,833	$11,696	$11,768
12/31/2021	$10,837	$11,718	$11,787
1/31/2022	$10,552	$11,371	$11,464
2/28/2022	$10,485	$11,337	$11,423
3/31/2022	$10,155	$10,959	$11,053
4/30/2022	$9,824	$10,642	$10,747
5/31/2022	$9,947	$10,821	$10,907
6/30/2022	$9,733	$10,653	$10,728
7/31/2022	$9,985	$10,954	$11,011
8/31/2022	$9,761	$10,719	$10,770
9/30/2022	$9,428	$10,323	$10,357
10/31/2022	$9,343	$10,256	$10,271
11/30/2022	$9,719	$10,727	$10,751
12/31/2022	$9,727	$10,762	$10,782
1/31/2023	$9,947	$11,052	$11,091
2/28/2023	$9,750	$10,801	$10,841
3/31/2023	$9,916	$11,036	$11,081
4/30/2023	$9,904	$11,009	$11,056
5/31/2023	$9,835	$10,916	$10,960
6/30/2023	$9,918	$11,025	$11,070
7/31/2023	$9,945	$11,069	$11,114
8/31/2023	$9,831	$10,941	$10,954
9/30/2023	$9,546	$10,627	$10,633
10/31/2023	$9,365	$10,535	$10,542
11/30/2023	$10,023	$11,179	$11,211
12/31/2023	$10,261	$11,431	$11,472
1/31/2024	$10,259	$11,385	$11,413
2/29/2024	$10,258	$11,398	$11,428
3/31/2024	$10,276	$11,383	$11,428
4/30/2024	$10,150	$11,238	$11,286
5/31/2024	$10,168	$11,204	$11,253
6/30/2024	$10,322	$11,361	$11,425
7/31/2024	$10,409	$11,462	$11,530
8/31/2024	$10,467	$11,558	$11,621
9/30/2024	$10,574	$11,676	$11,735
10/31/2024	$10,446	$11,517	$11,564
11/30/2024	$10,602	$11,699	$11,764
12/31/2024	$10,483	$11,548	$11,593
1/31/2025	$10,472	$11,564	$11,651
2/28/2025	$10,581	$11,693	$11,766
3/31/2025	$10,412	$11,493	$11,567
4/30/2025	$10,321	$11,373	$11,474
5/31/2025	$10,230	$11,395	$11,481
6/30/2025	$10,280	$11,478	$11,553
7/31/2025	$10,199	$11,465	$11,529
8/31/2025	$10,279	$11,580	$11,630
9/30/2025	$10,562	$11,839	$11,899
10/31/2025	$10,683	$11,983	$12,046
11/30/2025	$10,702	$12,017	$12,074
12/31/2025	$10,702	$12,023	$12,085
1/31/2026	$10,752	$12,141	$12,198
2/28/2026	$10,875	$12,275	$12,350
3/31/2026	$10,678	$11,984	$12,063
4/30/2026	$10,792	$12,097	$12,202
5/31/2026	$10,853	$12,144	$12,247
6/30/2026	$10,935	$12,255	$12,365

California Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.37	0.25	1.37
Class A with Load	1.59	(0.67)	0.90
Bloomberg California Municipal Bond Index	6.77	1.01	2.05
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$551,058,218
# of portfolio holdings	226
Portfolio turnover rate	25%
Total advisory fees paid	$1,949,635

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	2.0
AA/Aa	28.3
A/A	33.8
BBB/Baa	21.2
BB/Ba	2.5
B/B	1.2
Not Rated	11.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
California Community Choice Financing Authority Series D, 5.00%, 10‑1‑2055	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A, 5.25%, 7‑1‑2054	1.7
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1, 5.25%, 5‑1‑2048	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.9
1-3 years	11.7
3-5 years	6.5
5-10 years	33.8
10-20 years	11.7
20-30 years	8.8
30+ years	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0032 06-26

Annual Shareholder Report

June 30, 2026

California Tax-Free Fund

Class C

SCTCX

This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$154	1.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main contributors to Fund performance during the period were duration positioning; our credit allocation – particularly in BBB- and BB-rated names; and allocation to the education and electric sectors. In contrast, weak security selection in the lease sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,962	$10,004	$10,006
8/31/2016	$9,986	$10,021	$10,020
9/30/2016	$9,917	$9,960	$9,970
10/31/2016	$9,776	$9,844	$9,865
11/30/2016	$9,350	$9,464	$9,497
12/31/2016	$9,456	$9,576	$9,609
1/31/2017	$9,475	$9,651	$9,672
2/28/2017	$9,527	$9,707	$9,739
3/31/2017	$9,545	$9,726	$9,760
4/30/2017	$9,595	$9,794	$9,831
5/31/2017	$9,741	$9,957	$9,987
6/30/2017	$9,720	$9,924	$9,951
7/31/2017	$9,778	$10,011	$10,032
8/31/2017	$9,844	$10,073	$10,108
9/30/2017	$9,806	$10,026	$10,057
10/31/2017	$9,816	$10,059	$10,081
11/30/2017	$9,779	$10,005	$10,027
12/31/2017	$9,863	$10,114	$10,132
1/31/2018	$9,745	$9,993	$10,013
2/28/2018	$9,693	$9,961	$9,983
3/31/2018	$9,722	$10,006	$10,020
4/30/2018	$9,677	$9,965	$9,984
5/31/2018	$9,788	$10,100	$10,098
6/30/2018	$9,792	$10,103	$10,107
7/31/2018	$9,804	$10,127	$10,131
8/31/2018	$9,815	$10,158	$10,157
9/30/2018	$9,744	$10,080	$10,092
10/31/2018	$9,682	$10,011	$10,030
11/30/2018	$9,753	$10,115	$10,141
12/31/2018	$9,840	$10,227	$10,262
1/31/2019	$9,894	$10,293	$10,340
2/28/2019	$9,942	$10,344	$10,395
3/31/2019	$10,072	$10,514	$10,559
4/30/2019	$10,109	$10,560	$10,599
5/31/2019	$10,247	$10,715	$10,745
6/30/2019	$10,276	$10,752	$10,785
7/31/2019	$10,339	$10,842	$10,872
8/31/2019	$10,502	$11,017	$11,043
9/30/2019	$10,428	$10,935	$10,955
10/31/2019	$10,421	$10,955	$10,974
11/30/2019	$10,431	$10,979	$11,002
12/31/2019	$10,449	$11,011	$11,035
1/31/2020	$10,611	$11,208	$11,234
2/29/2020	$10,765	$11,353	$11,378
3/31/2020	$10,278	$10,957	$10,966
4/30/2020	$10,075	$10,840	$10,828
5/31/2020	$10,403	$11,207	$11,173
6/30/2020	$10,490	$11,271	$11,264
7/31/2020	$10,655	$11,465	$11,454
8/31/2020	$10,620	$11,389	$11,400
9/30/2020	$10,620	$11,386	$11,403
10/31/2020	$10,585	$11,354	$11,369
11/30/2020	$10,733	$11,529	$11,540
12/31/2020	$10,793	$11,578	$11,610
1/31/2021	$10,844	$11,633	$11,684
2/28/2021	$10,670	$11,422	$11,499
3/31/2021	$10,721	$11,500	$11,570
4/30/2021	$10,817	$11,592	$11,667
5/31/2021	$10,869	$11,624	$11,702
6/30/2021	$10,895	$11,654	$11,734
7/31/2021	$10,973	$11,751	$11,831
8/31/2021	$10,918	$11,711	$11,788
9/30/2021	$10,827	$11,625	$11,703
10/31/2021	$10,807	$11,592	$11,668
11/30/2021	$10,893	$11,696	$11,768
12/31/2021	$10,890	$11,718	$11,787
1/31/2022	$10,594	$11,371	$11,464
2/28/2022	$10,523	$11,337	$11,423
3/31/2022	$10,183	$10,959	$11,053
4/30/2022	$9,842	$10,642	$10,747
5/31/2022	$9,957	$10,821	$10,907
6/30/2022	$9,742	$10,653	$10,728
7/31/2022	$9,992	$10,954	$11,011
8/31/2022	$9,758	$10,719	$10,770
9/30/2022	$9,426	$10,323	$10,357
10/31/2022	$9,328	$10,256	$10,271
11/30/2022	$9,700	$10,727	$10,751
12/31/2022	$9,693	$10,762	$10,782
1/31/2023	$9,912	$11,052	$11,091
2/28/2023	$9,714	$10,801	$10,841
3/31/2023	$9,870	$11,036	$11,081
4/30/2023	$9,853	$11,009	$11,056
5/31/2023	$9,780	$10,916	$10,960
6/30/2023	$9,855	$11,025	$11,070
7/31/2023	$9,867	$11,069	$11,114
8/31/2023	$9,759	$10,941	$10,954
9/30/2023	$9,467	$10,627	$10,633
10/31/2023	$9,285	$10,535	$10,542
11/30/2023	$9,929	$11,179	$11,211
12/31/2023	$10,154	$11,431	$11,472
1/31/2024	$10,147	$11,385	$11,413
2/29/2024	$10,140	$11,398	$11,428
3/31/2024	$10,152	$11,383	$11,428
4/30/2024	$10,024	$11,238	$11,286
5/31/2024	$10,026	$11,204	$11,253
6/30/2024	$10,179	$11,361	$11,425
7/31/2024	$10,265	$11,462	$11,530
8/31/2024	$10,322	$11,558	$11,621
9/30/2024	$10,427	$11,676	$11,735
10/31/2024	$10,301	$11,517	$11,564
11/30/2024	$10,455	$11,699	$11,764
12/31/2024	$10,337	$11,548	$11,593
1/31/2025	$10,327	$11,564	$11,651
2/28/2025	$10,435	$11,693	$11,766
3/31/2025	$10,267	$11,493	$11,567
4/30/2025	$10,178	$11,373	$11,474
5/31/2025	$10,088	$11,395	$11,481
6/30/2025	$10,138	$11,478	$11,553
7/31/2025	$10,058	$11,465	$11,529
8/31/2025	$10,136	$11,580	$11,630
9/30/2025	$10,415	$11,839	$11,899
10/31/2025	$10,534	$11,983	$12,046
11/30/2025	$10,554	$12,017	$12,074
12/31/2025	$10,553	$12,023	$12,085
1/31/2026	$10,603	$12,141	$12,198
2/28/2026	$10,724	$12,275	$12,350
3/31/2026	$10,530	$11,984	$12,063
4/30/2026	$10,642	$12,097	$12,202
5/31/2026	$10,702	$12,144	$12,247
6/30/2026	$10,783	$12,255	$12,365

California Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.62	(0.50)	0.76
Class C with Load	4.62	(0.50)	0.76
Bloomberg California Municipal Bond Index	6.77	1.01	2.05
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$551,058,218
# of portfolio holdings	226
Portfolio turnover rate	25%
Total advisory fees paid	$1,949,635

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	2.0
AA/Aa	28.3
A/A	33.8
BBB/Baa	21.2
BB/Ba	2.5
B/B	1.2
Not Rated	11.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
California Community Choice Financing Authority Series D, 5.00%, 10‑1‑2055	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A, 5.25%, 7‑1‑2054	1.7
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1, 5.25%, 5‑1‑2048	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.9
1-3 years	11.7
3-5 years	6.5
5-10 years	33.8
10-20 years	11.7
20-30 years	8.8
30+ years	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0532 06-26

Annual Shareholder Report

June 30, 2026

California Tax-Free Fund

Institutional Class

SGTIX

This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main contributors to Fund performance during the period were duration positioning; our credit allocation – particularly in BBB- and BB-rated names; and allocation to the education and electric sectors. In contrast, weak security selection in the lease sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,970	$10,004	$10,006
8/31/2016	$10,003	$10,021	$10,020
9/30/2016	$9,940	$9,960	$9,970
10/31/2016	$9,813	$9,844	$9,865
11/30/2016	$9,394	$9,464	$9,497
12/31/2016	$9,502	$9,576	$9,609
1/31/2017	$9,537	$9,651	$9,672
2/28/2017	$9,589	$9,707	$9,739
3/31/2017	$9,615	$9,726	$9,760
4/30/2017	$9,675	$9,794	$9,831
5/31/2017	$9,833	$9,957	$9,987
6/30/2017	$9,819	$9,924	$9,951
7/31/2017	$9,887	$10,011	$10,032
8/31/2017	$9,963	$10,073	$10,108
9/30/2017	$9,932	$10,026	$10,057
10/31/2017	$9,951	$10,059	$10,081
11/30/2017	$9,920	$10,005	$10,027
12/31/2017	$10,007	$10,114	$10,132
1/31/2018	$9,902	$9,993	$10,013
2/28/2018	$9,856	$9,961	$9,983
3/31/2018	$9,893	$10,006	$10,020
4/30/2018	$9,863	$9,965	$9,984
5/31/2018	$9,977	$10,100	$10,098
6/30/2018	$9,990	$10,103	$10,107
7/31/2018	$10,010	$10,127	$10,131
8/31/2018	$10,031	$10,158	$10,157
9/30/2018	$9,973	$10,080	$10,092
10/31/2018	$9,908	$10,011	$10,030
11/30/2018	$9,998	$10,115	$10,141
12/31/2018	$10,098	$10,227	$10,262
1/31/2019	$10,163	$10,293	$10,340
2/28/2019	$10,211	$10,344	$10,395
3/31/2019	$10,356	$10,514	$10,559
4/30/2019	$10,403	$10,560	$10,599
5/31/2019	$10,548	$10,715	$10,745
6/30/2019	$10,596	$10,752	$10,785
7/31/2019	$10,661	$10,842	$10,872
8/31/2019	$10,850	$11,017	$11,043
9/30/2019	$10,772	$10,935	$10,955
10/31/2019	$10,783	$10,955	$10,974
11/30/2019	$10,793	$10,979	$11,002
12/31/2019	$10,830	$11,011	$11,035
1/31/2020	$11,010	$11,208	$11,234
2/29/2020	$11,172	$11,353	$11,378
3/31/2020	$10,685	$10,957	$10,966
4/30/2020	$10,478	$10,840	$10,828
5/31/2020	$10,826	$11,207	$11,173
6/30/2020	$10,926	$11,271	$11,264
7/31/2020	$11,101	$11,465	$11,454
8/31/2020	$11,073	$11,389	$11,400
9/30/2020	$11,092	$11,386	$11,403
10/31/2020	$11,064	$11,354	$11,369
11/30/2020	$11,220	$11,529	$11,540
12/31/2020	$11,294	$11,578	$11,610
1/31/2021	$11,358	$11,633	$11,684
2/28/2021	$11,181	$11,422	$11,499
3/31/2021	$11,255	$11,500	$11,570
4/30/2021	$11,366	$11,592	$11,667
5/31/2021	$11,422	$11,624	$11,702
6/30/2021	$11,468	$11,654	$11,734
7/31/2021	$11,552	$11,751	$11,831
8/31/2021	$11,512	$11,711	$11,788
9/30/2021	$11,415	$11,625	$11,703
10/31/2021	$11,412	$11,592	$11,668
11/30/2021	$11,514	$11,696	$11,768
12/31/2021	$11,521	$11,718	$11,787
1/31/2022	$11,212	$11,371	$11,464
2/28/2022	$11,143	$11,337	$11,423
3/31/2022	$10,795	$10,959	$11,053
4/30/2022	$10,446	$10,642	$10,747
5/31/2022	$10,579	$10,821	$10,907
6/30/2022	$10,355	$10,653	$10,728
7/31/2022	$10,625	$10,954	$11,011
8/31/2022	$10,390	$10,719	$10,770
9/30/2022	$10,038	$10,323	$10,357
10/31/2022	$9,950	$10,256	$10,271
11/30/2022	$10,352	$10,727	$10,751
12/31/2022	$10,362	$10,762	$10,782
1/31/2023	$10,599	$11,052	$11,091
2/28/2023	$10,392	$10,801	$10,841
3/31/2023	$10,570	$11,036	$11,081
4/30/2023	$10,560	$11,009	$11,056
5/31/2023	$10,490	$10,916	$10,960
6/30/2023	$10,580	$11,025	$11,070
7/31/2023	$10,611	$11,069	$11,114
8/31/2023	$10,492	$10,941	$10,954
9/30/2023	$10,191	$10,627	$10,633
10/31/2023	$10,000	$10,535	$10,542
11/30/2023	$10,704	$11,179	$11,211
12/31/2023	$10,960	$11,431	$11,472
1/31/2024	$10,961	$11,385	$11,413
2/29/2024	$10,963	$11,398	$11,428
3/31/2024	$10,984	$11,383	$11,428
4/30/2024	$10,852	$11,238	$11,286
5/31/2024	$10,874	$11,204	$11,253
6/30/2024	$11,041	$11,361	$11,425
7/31/2024	$11,136	$11,462	$11,530
8/31/2024	$11,201	$11,558	$11,621
9/30/2024	$11,318	$11,676	$11,735
10/31/2024	$11,183	$11,517	$11,564
11/30/2024	$11,353	$11,699	$11,764
12/31/2024	$11,228	$11,548	$11,593
1/31/2025	$11,219	$11,564	$11,651
2/28/2025	$11,338	$11,693	$11,766
3/31/2025	$11,158	$11,493	$11,567
4/30/2025	$11,064	$11,373	$11,474
5/31/2025	$10,969	$11,395	$11,481
6/30/2025	$11,025	$11,478	$11,553
7/31/2025	$10,941	$11,465	$11,529
8/31/2025	$11,029	$11,580	$11,630
9/30/2025	$11,334	$11,839	$11,899
10/31/2025	$11,466	$11,983	$12,046
11/30/2025	$11,490	$12,017	$12,074
12/31/2025	$11,492	$12,023	$12,085
1/31/2026	$11,548	$12,141	$12,198
2/28/2026	$11,683	$12,275	$12,350
3/31/2026	$11,474	$11,984	$12,063
4/30/2026	$11,599	$12,097	$12,202
5/31/2026	$11,667	$12,144	$12,247
6/30/2026	$11,758	$12,255	$12,365

California Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	6.65	0.50	1.63
Bloomberg California Municipal Bond Index	6.77	1.01	2.05
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$551,058,218
# of portfolio holdings	226
Portfolio turnover rate	25%
Total advisory fees paid	$1,949,635

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	2.0
AA/Aa	28.3
A/A	33.8
BBB/Baa	21.2
BB/Ba	2.5
B/B	1.2
Not Rated	11.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
California Community Choice Financing Authority Series D, 5.00%, 10‑1‑2055	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A, 5.25%, 7‑1‑2054	1.7
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1, 5.25%, 5‑1‑2048	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	26.9
1-3 years	11.7
3-5 years	6.5
5-10 years	33.8
10-20 years	11.7
20-30 years	8.8
30+ years	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3179 06-26

Annual Shareholder Report

June 30, 2026

High Yield Municipal Bond Fund

Class A

WHYMX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$83	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,553	$10,000	$10,000
7/31/2016	$9,558	$10,065	$10,006
8/31/2016	$9,592	$10,102	$10,020
9/30/2016	$9,565	$10,129	$9,970
10/31/2016	$9,468	$10,003	$9,865
11/30/2016	$9,010	$9,408	$9,497
12/31/2016	$9,070	$9,538	$9,609
1/31/2017	$9,073	$9,671	$9,672
2/28/2017	$9,156	$9,902	$9,739
3/31/2017	$9,240	$9,924	$9,760
4/30/2017	$9,333	$9,992	$9,831
5/31/2017	$9,470	$10,145	$9,987
6/30/2017	$9,481	$10,122	$9,951
7/31/2017	$9,564	$10,189	$10,032
8/31/2017	$9,684	$10,329	$10,108
9/30/2017	$9,694	$10,274	$10,057
10/31/2017	$9,733	$10,302	$10,081
11/30/2017	$9,736	$10,328	$10,027
12/31/2017	$9,861	$10,462	$10,132
1/31/2018	$9,820	$10,364	$10,013
2/28/2018	$9,816	$10,371	$9,983
3/31/2018	$9,886	$10,523	$10,020
4/30/2018	$9,901	$10,570	$9,984
5/31/2018	$10,028	$10,791	$10,098
6/30/2018	$10,060	$10,845	$10,107
7/31/2018	$10,110	$10,883	$10,131
8/31/2018	$10,141	$10,971	$10,157
9/30/2018	$10,123	$10,927	$10,092
10/31/2018	$10,064	$10,790	$10,030
11/30/2018	$10,117	$10,866	$10,141
12/31/2018	$10,206	$10,960	$10,262
1/31/2019	$10,266	$11,033	$10,340
2/28/2019	$10,338	$11,093	$10,395
3/31/2019	$10,508	$11,379	$10,559
4/30/2019	$10,581	$11,443	$10,599
5/31/2019	$10,742	$11,629	$10,745
6/30/2019	$10,807	$11,690	$10,785
7/31/2019	$10,882	$11,763	$10,872
8/31/2019	$11,076	$12,046	$11,043
9/30/2019	$11,053	$12,022	$10,955
10/31/2019	$11,079	$12,047	$10,974
11/30/2019	$11,116	$12,094	$11,002
12/31/2019	$11,152	$12,130	$11,035
1/31/2020	$11,318	$12,429	$11,234
2/29/2020	$11,486	$12,691	$11,378
3/31/2020	$10,401	$11,295	$10,966
4/30/2020	$10,104	$10,914	$10,828
5/31/2020	$10,397	$11,360	$11,173
6/30/2020	$10,712	$11,809	$11,264
7/31/2020	$10,933	$12,130	$11,454
8/31/2020	$10,949	$12,162	$11,400
9/30/2020	$10,975	$12,174	$11,403
10/31/2020	$10,991	$12,196	$11,369
11/30/2020	$11,215	$12,489	$11,540
12/31/2020	$11,367	$12,723	$11,610
1/31/2021	$11,506	$12,988	$11,684
2/28/2021	$11,340	$12,852	$11,499
3/31/2021	$11,447	$12,991	$11,570
4/30/2021	$11,617	$13,182	$11,667
5/31/2021	$11,736	$13,333	$11,702
6/30/2021	$11,888	$13,502	$11,734
7/31/2021	$11,997	$13,664	$11,831
8/31/2021	$11,968	$13,643	$11,788
9/30/2021	$11,864	$13,554	$11,703
10/31/2021	$11,791	$13,498	$11,668
11/30/2021	$11,933	$13,676	$11,768
12/31/2021	$11,945	$13,711	$11,787
1/31/2022	$11,665	$13,327	$11,464
2/28/2022	$11,525	$13,297	$11,423
3/31/2022	$11,124	$12,816	$11,053
4/30/2022	$10,754	$12,361	$10,747
5/31/2022	$10,920	$12,497	$10,907
6/30/2022	$10,599	$12,098	$10,728
7/31/2022	$10,966	$12,549	$11,011
8/31/2022	$10,758	$12,270	$10,770
9/30/2022	$10,258	$11,514	$10,357
10/31/2022	$10,081	$11,278	$10,271
11/30/2022	$10,567	$11,934	$10,751
12/31/2022	$10,514	$11,915	$10,782
1/31/2023	$10,856	$12,444	$11,091
2/28/2023	$10,622	$12,053	$10,841
3/31/2023	$10,761	$12,240	$11,081
4/30/2023	$10,810	$12,311	$11,056
5/31/2023	$10,756	$12,226	$10,960
6/30/2023	$10,886	$12,443	$11,070
7/31/2023	$10,901	$12,524	$11,114
8/31/2023	$10,778	$12,334	$10,954
9/30/2023	$10,421	$11,915	$10,633
10/31/2023	$10,180	$11,724	$10,542
11/30/2023	$10,879	$12,633	$11,211
12/31/2023	$11,181	$13,012	$11,472
1/31/2024	$11,236	$12,952	$11,413
2/29/2024	$11,315	$13,053	$11,428
3/31/2024	$11,383	$13,208	$11,428
4/30/2024	$11,248	$13,127	$11,286
5/31/2024	$11,316	$13,227	$11,253
6/30/2024	$11,564	$13,550	$11,425
7/31/2024	$11,662	$13,699	$11,530
8/31/2024	$11,754	$13,861	$11,621
9/30/2024	$11,907	$13,985	$11,735
10/31/2024	$11,766	$13,772	$11,564
11/30/2024	$11,942	$14,068	$11,764
12/31/2024	$11,787	$13,834	$11,593
1/31/2025	$11,840	$13,939	$11,651
2/28/2025	$11,970	$14,113	$11,766
3/31/2025	$11,777	$13,947	$11,567
4/30/2025	$11,546	$13,699	$11,474
5/31/2025	$11,488	$13,708	$11,481
6/30/2025	$11,545	$13,789	$11,553
7/31/2025	$11,386	$13,581	$11,529
8/31/2025	$11,443	$13,653	$11,630
9/30/2025	$11,817	$14,013	$11,899
10/31/2025	$12,002	$14,154	$12,046
11/30/2025	$12,060	$14,209	$12,074
12/31/2025	$12,068	$14,174	$12,085
1/31/2026	$12,141	$14,313	$12,198
2/28/2026	$12,332	$14,552	$12,350
3/31/2026	$12,117	$14,275	$12,063
4/30/2026	$12,279	$14,470	$12,202
5/31/2026	$12,375	$14,560	$12,247
6/30/2026	$12,551	$14,754	$12,365

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	8.72	1.09	2.77
Class A with Load	3.83	0.16	2.30
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3364 06-26

Annual Shareholder Report

June 30, 2026

High Yield Municipal Bond Fund

Class C

WHYCX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$161	1.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,999	$10,065	$10,006
8/31/2016	$10,028	$10,102	$10,020
9/30/2016	$9,993	$10,129	$9,970
10/31/2016	$9,895	$10,003	$9,865
11/30/2016	$9,401	$9,408	$9,497
12/31/2016	$9,458	$9,538	$9,609
1/31/2017	$9,455	$9,671	$9,672
2/28/2017	$9,536	$9,902	$9,739
3/31/2017	$9,617	$9,924	$9,760
4/30/2017	$9,708	$9,992	$9,831
5/31/2017	$9,854	$10,145	$9,987
6/30/2017	$9,850	$10,122	$9,951
7/31/2017	$9,930	$10,189	$10,032
8/31/2017	$10,048	$10,329	$10,108
9/30/2017	$10,052	$10,274	$10,057
10/31/2017	$10,086	$10,302	$10,081
11/30/2017	$10,084	$10,328	$10,027
12/31/2017	$10,206	$10,462	$10,132
1/31/2018	$10,167	$10,364	$10,013
2/28/2018	$10,147	$10,371	$9,983
3/31/2018	$10,213	$10,523	$10,020
4/30/2018	$10,222	$10,570	$9,984
5/31/2018	$10,347	$10,791	$10,098
6/30/2018	$10,373	$10,845	$10,107
7/31/2018	$10,418	$10,883	$10,131
8/31/2018	$10,444	$10,971	$10,157
9/30/2018	$10,419	$10,927	$10,092
10/31/2018	$10,352	$10,790	$10,030
11/30/2018	$10,399	$10,866	$10,141
12/31/2018	$10,484	$10,960	$10,262
1/31/2019	$10,540	$11,033	$10,340
2/28/2019	$10,608	$11,093	$10,395
3/31/2019	$10,775	$11,379	$10,559
4/30/2019	$10,843	$11,443	$10,599
5/31/2019	$11,002	$11,629	$10,745
6/30/2019	$11,061	$11,690	$10,785
7/31/2019	$11,141	$11,763	$10,872
8/31/2019	$11,322	$12,046	$11,043
9/30/2019	$11,292	$12,022	$10,955
10/31/2019	$11,311	$12,047	$10,974
11/30/2019	$11,342	$12,094	$11,002
12/31/2019	$11,371	$12,130	$11,035
1/31/2020	$11,534	$12,429	$11,234
2/29/2020	$11,698	$12,691	$11,378
3/31/2020	$10,586	$11,295	$10,966
4/30/2020	$10,277	$10,914	$10,828
5/31/2020	$10,568	$11,360	$11,173
6/30/2020	$10,882	$11,809	$11,264
7/31/2020	$11,099	$12,130	$11,454
8/31/2020	$11,118	$12,162	$11,400
9/30/2020	$11,128	$12,174	$11,403
10/31/2020	$11,137	$12,196	$11,369
11/30/2020	$11,357	$12,489	$11,540
12/31/2020	$11,514	$12,723	$11,610
1/31/2021	$11,637	$12,988	$11,684
2/28/2021	$11,472	$12,852	$11,499
3/31/2021	$11,574	$12,991	$11,570
4/30/2021	$11,727	$13,182	$11,667
5/31/2021	$11,839	$13,333	$11,702
6/30/2021	$11,985	$13,502	$11,734
7/31/2021	$12,088	$13,664	$11,831
8/31/2021	$12,051	$13,643	$11,788
9/30/2021	$11,950	$13,554	$11,703
10/31/2021	$11,858	$13,498	$11,668
11/30/2021	$11,993	$13,676	$11,768
12/31/2021	$11,998	$13,711	$11,787
1/31/2022	$11,719	$13,327	$11,464
2/28/2022	$11,561	$13,297	$11,423
3/31/2022	$11,152	$12,816	$11,053
4/30/2022	$10,775	$12,361	$10,747
5/31/2022	$10,935	$12,497	$10,907
6/30/2022	$10,606	$12,098	$10,728
7/31/2022	$10,967	$12,549	$11,011
8/31/2022	$10,751	$12,270	$10,770
9/30/2022	$10,245	$11,514	$10,357
10/31/2022	$10,062	$11,278	$10,271
11/30/2022	$10,541	$11,934	$10,751
12/31/2022	$10,481	$11,915	$10,782
1/31/2023	$10,816	$12,444	$11,091
2/28/2023	$10,576	$12,053	$10,841
3/31/2023	$10,708	$12,240	$11,081
4/30/2023	$10,750	$12,311	$11,056
5/31/2023	$10,689	$12,226	$10,960
6/30/2023	$10,812	$12,443	$11,070
7/31/2023	$10,832	$12,524	$11,114
8/31/2023	$10,691	$12,334	$10,954
9/30/2023	$10,331	$11,915	$10,633
10/31/2023	$10,086	$11,724	$10,542
11/30/2023	$10,771	$12,633	$11,211
12/31/2023	$11,063	$13,012	$11,472
1/31/2024	$11,111	$12,952	$11,413
2/29/2024	$11,183	$13,053	$11,428
3/31/2024	$11,243	$13,208	$11,428
4/30/2024	$11,102	$13,127	$11,286
5/31/2024	$11,162	$13,227	$11,253
6/30/2024	$11,399	$13,550	$11,425
7/31/2024	$11,497	$13,699	$11,530
8/31/2024	$11,587	$13,861	$11,621
9/30/2024	$11,738	$13,985	$11,735
10/31/2024	$11,599	$13,772	$11,564
11/30/2024	$11,773	$14,068	$11,764
12/31/2024	$11,620	$13,834	$11,593
1/31/2025	$11,672	$13,939	$11,651
2/28/2025	$11,800	$14,113	$11,766
3/31/2025	$11,610	$13,947	$11,567
4/30/2025	$11,382	$13,699	$11,474
5/31/2025	$11,325	$13,708	$11,481
6/30/2025	$11,381	$13,789	$11,553
7/31/2025	$11,225	$13,581	$11,529
8/31/2025	$11,281	$13,653	$11,630
9/30/2025	$11,650	$14,013	$11,899
10/31/2025	$11,832	$14,154	$12,046
11/30/2025	$11,888	$14,209	$12,074
12/31/2025	$11,897	$14,174	$12,085
1/31/2026	$11,969	$14,313	$12,198
2/28/2026	$12,157	$14,552	$12,350
3/31/2026	$11,945	$14,275	$12,063
4/30/2026	$12,105	$14,470	$12,202
5/31/2026	$12,199	$14,560	$12,247
6/30/2026	$12,373	$14,754	$12,365

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	7.90	0.34	2.15
Class C with Load	6.90	0.34	2.15
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3556 06-26

Annual Shareholder Report

June 30, 2026

High Yield Municipal Bond Fund

Class R6

EKHRX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$52	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,007	$10,065	$10,006
8/31/2016	$10,036	$10,102	$10,020
9/30/2016	$10,018	$10,129	$9,970
10/31/2016	$9,919	$10,003	$9,865
11/30/2016	$9,441	$9,408	$9,497
12/31/2016	$9,506	$9,538	$9,609
1/31/2017	$9,511	$9,671	$9,672
2/28/2017	$9,591	$9,902	$9,739
3/31/2017	$9,690	$9,924	$9,760
4/30/2017	$9,789	$9,992	$9,831
5/31/2017	$9,936	$10,145	$9,987
6/30/2017	$9,949	$10,122	$9,951
7/31/2017	$10,038	$10,189	$10,032
8/31/2017	$10,166	$10,329	$10,108
9/30/2017	$10,178	$10,274	$10,057
10/31/2017	$10,222	$10,302	$10,081
11/30/2017	$10,228	$10,328	$10,027
12/31/2017	$10,361	$10,462	$10,132
1/31/2018	$10,319	$10,364	$10,013
2/28/2018	$10,317	$10,371	$9,983
3/31/2018	$10,394	$10,523	$10,020
4/30/2018	$10,411	$10,570	$9,984
5/31/2018	$10,547	$10,791	$10,098
6/30/2018	$10,582	$10,845	$10,107
7/31/2018	$10,637	$10,883	$10,131
8/31/2018	$10,673	$10,971	$10,157
9/30/2018	$10,657	$10,927	$10,092
10/31/2018	$10,598	$10,790	$10,030
11/30/2018	$10,655	$10,866	$10,141
12/31/2018	$10,752	$10,960	$10,262
1/31/2019	$10,829	$11,033	$10,340
2/28/2019	$10,897	$11,093	$10,395
3/31/2019	$11,078	$11,379	$10,559
4/30/2019	$11,168	$11,443	$10,599
5/31/2019	$11,342	$11,629	$10,745
6/30/2019	$11,413	$11,690	$10,785
7/31/2019	$11,495	$11,763	$10,872
8/31/2019	$11,703	$12,046	$11,043
9/30/2019	$11,681	$12,022	$10,955
10/31/2019	$11,701	$12,047	$10,974
11/30/2019	$11,743	$12,094	$11,002
12/31/2019	$11,784	$12,130	$11,035
1/31/2020	$11,963	$12,429	$11,234
2/29/2020	$12,143	$12,691	$11,378
3/31/2020	$10,999	$11,295	$10,966
4/30/2020	$10,687	$10,914	$10,828
5/31/2020	$11,000	$11,360	$11,173
6/30/2020	$11,336	$11,809	$11,264
7/31/2020	$11,583	$12,130	$11,454
8/31/2020	$11,603	$12,162	$11,400
9/30/2020	$11,623	$12,174	$11,403
10/31/2020	$11,643	$12,196	$11,369
11/30/2020	$11,883	$12,489	$11,540
12/31/2020	$12,058	$12,723	$11,610
1/31/2021	$12,197	$12,988	$11,684
2/28/2021	$12,035	$12,852	$11,499
3/31/2021	$12,152	$12,991	$11,570
4/30/2021	$12,324	$13,182	$11,667
5/31/2021	$12,453	$13,333	$11,702
6/30/2021	$12,614	$13,502	$11,734
7/31/2021	$12,743	$13,664	$11,831
8/31/2021	$12,714	$13,643	$11,788
9/30/2021	$12,615	$13,554	$11,703
10/31/2021	$12,529	$13,498	$11,668
11/30/2021	$12,681	$13,676	$11,768
12/31/2021	$12,709	$13,711	$11,787
1/31/2022	$12,413	$13,327	$11,464
2/28/2022	$12,263	$13,297	$11,423
3/31/2022	$11,837	$12,816	$11,053
4/30/2022	$11,444	$12,361	$10,747
5/31/2022	$11,623	$12,497	$10,907
6/30/2022	$11,286	$12,098	$10,728
7/31/2022	$11,679	$12,549	$11,011
8/31/2022	$11,459	$12,270	$10,770
9/30/2022	$10,930	$11,514	$10,357
10/31/2022	$10,745	$11,278	$10,271
11/30/2022	$11,265	$11,934	$10,751
12/31/2022	$11,211	$11,915	$10,782
1/31/2023	$11,579	$12,444	$11,091
2/28/2023	$11,332	$12,053	$10,841
3/31/2023	$11,483	$12,240	$11,081
4/30/2023	$11,538	$12,311	$11,056
5/31/2023	$11,483	$12,226	$10,960
6/30/2023	$11,625	$12,443	$11,070
7/31/2023	$11,657	$12,524	$11,114
8/31/2023	$11,516	$12,334	$10,954
9/30/2023	$11,139	$11,915	$10,633
10/31/2023	$10,885	$11,724	$10,542
11/30/2023	$11,633	$12,633	$11,211
12/31/2023	$11,958	$13,012	$11,472
1/31/2024	$12,020	$12,952	$11,413
2/29/2024	$12,108	$13,053	$11,428
3/31/2024	$12,184	$13,208	$11,428
4/30/2024	$12,042	$13,127	$11,286
5/31/2024	$12,118	$13,227	$11,253
6/30/2024	$12,398	$13,550	$11,425
7/31/2024	$12,494	$13,699	$11,530
8/31/2024	$12,596	$13,861	$11,621
9/30/2024	$12,763	$13,985	$11,735
10/31/2024	$12,628	$13,772	$11,564
11/30/2024	$12,807	$14,068	$11,764
12/31/2024	$12,645	$13,834	$11,593
1/31/2025	$12,704	$13,939	$11,651
2/28/2025	$12,833	$14,113	$11,766
3/31/2025	$12,642	$13,947	$11,567
4/30/2025	$12,398	$13,699	$11,474
5/31/2025	$12,339	$13,708	$11,481
6/30/2025	$12,389	$13,789	$11,553
7/31/2025	$12,236	$13,581	$11,529
8/31/2025	$12,287	$13,653	$11,630
9/30/2025	$12,705	$14,013	$11,899
10/31/2025	$12,893	$14,154	$12,046
11/30/2025	$12,957	$14,209	$12,074
12/31/2025	$12,970	$14,174	$12,085
1/31/2026	$13,052	$14,313	$12,198
2/28/2026	$13,273	$14,552	$12,350
3/31/2026	$13,046	$14,275	$12,063
4/30/2026	$13,209	$14,470	$12,202
5/31/2026	$13,330	$14,560	$12,247
6/30/2026	$13,508	$14,754	$12,365

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	9.03	1.38	3.05
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4808 06-26

Annual Shareholder Report

June 30, 2026

High Yield Municipal Bond Fund

Institutional Class

WHYIX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$57	0.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, which was reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration position, as well as sector allocation and security selection, particularly in the transportation, industrial development revenue/pollution control revenue (IDR/PCR), and hospital sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg High Yield Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,007	$10,065	$10,006
8/31/2016	$10,036	$10,102	$10,020
9/30/2016	$10,018	$10,129	$9,970
10/31/2016	$9,919	$10,003	$9,865
11/30/2016	$9,441	$9,408	$9,497
12/31/2016	$9,506	$9,538	$9,609
1/31/2017	$9,511	$9,671	$9,672
2/28/2017	$9,591	$9,902	$9,739
3/31/2017	$9,690	$9,924	$9,760
4/30/2017	$9,789	$9,992	$9,831
5/31/2017	$9,936	$10,145	$9,987
6/30/2017	$9,949	$10,122	$9,951
7/31/2017	$10,038	$10,189	$10,032
8/31/2017	$10,166	$10,329	$10,108
9/30/2017	$10,178	$10,274	$10,057
10/31/2017	$10,222	$10,302	$10,081
11/30/2017	$10,228	$10,328	$10,027
12/31/2017	$10,361	$10,462	$10,132
1/31/2018	$10,319	$10,364	$10,013
2/28/2018	$10,317	$10,371	$9,983
3/31/2018	$10,394	$10,523	$10,020
4/30/2018	$10,411	$10,570	$9,984
5/31/2018	$10,547	$10,791	$10,098
6/30/2018	$10,582	$10,845	$10,107
7/31/2018	$10,637	$10,883	$10,131
8/31/2018	$10,672	$10,971	$10,157
9/30/2018	$10,656	$10,927	$10,092
10/31/2018	$10,596	$10,790	$10,030
11/30/2018	$10,653	$10,866	$10,141
12/31/2018	$10,749	$10,960	$10,262
1/31/2019	$10,815	$11,033	$10,340
2/28/2019	$10,894	$11,093	$10,395
3/31/2019	$11,074	$11,379	$10,559
4/30/2019	$11,153	$11,443	$10,599
5/31/2019	$11,326	$11,629	$10,745
6/30/2019	$11,397	$11,690	$10,785
7/31/2019	$11,478	$11,763	$10,872
8/31/2019	$11,685	$12,046	$11,043
9/30/2019	$11,663	$12,022	$10,955
10/31/2019	$11,694	$12,047	$10,974
11/30/2019	$11,734	$12,094	$11,002
12/31/2019	$11,775	$12,130	$11,035
1/31/2020	$11,953	$12,429	$11,234
2/29/2020	$12,133	$12,691	$11,378
3/31/2020	$10,990	$11,295	$10,966
4/30/2020	$10,677	$10,914	$10,828
5/31/2020	$10,989	$11,360	$11,173
6/30/2020	$11,324	$11,809	$11,264
7/31/2020	$11,560	$12,130	$11,454
8/31/2020	$11,579	$12,162	$11,400
9/30/2020	$11,610	$12,174	$11,403
10/31/2020	$11,629	$12,196	$11,369
11/30/2020	$11,857	$12,489	$11,540
12/31/2020	$12,031	$12,723	$11,610
1/31/2021	$12,181	$12,988	$11,684
2/28/2021	$12,007	$12,852	$11,499
3/31/2021	$12,124	$12,991	$11,570
4/30/2021	$12,306	$13,182	$11,667
5/31/2021	$12,423	$13,333	$11,702
6/30/2021	$12,587	$13,502	$11,734
7/31/2021	$12,717	$13,664	$11,831
8/31/2021	$12,689	$13,643	$11,788
9/30/2021	$12,581	$13,554	$11,703
10/31/2021	$12,506	$13,498	$11,668
11/30/2021	$12,647	$13,676	$11,768
12/31/2021	$12,675	$13,711	$11,787
1/31/2022	$12,379	$13,327	$11,464
2/28/2022	$12,233	$13,297	$11,423
3/31/2022	$11,811	$12,816	$11,053
4/30/2022	$11,420	$12,361	$10,747
5/31/2022	$11,599	$12,497	$10,907
6/30/2022	$11,260	$12,098	$10,728
7/31/2022	$11,652	$12,549	$11,011
8/31/2022	$11,433	$12,270	$10,770
9/30/2022	$10,904	$11,514	$10,357
10/31/2022	$10,718	$11,278	$10,271
11/30/2022	$11,238	$11,934	$10,751
12/31/2022	$11,184	$11,915	$10,782
1/31/2023	$11,550	$12,444	$11,091
2/28/2023	$11,303	$12,053	$10,841
3/31/2023	$11,454	$12,240	$11,081
4/30/2023	$11,507	$12,311	$11,056
5/31/2023	$11,452	$12,226	$10,960
6/30/2023	$11,594	$12,443	$11,070
7/31/2023	$11,612	$12,524	$11,114
8/31/2023	$11,483	$12,334	$10,954
9/30/2023	$11,106	$11,915	$10,633
10/31/2023	$10,851	$11,724	$10,542
11/30/2023	$11,598	$12,633	$11,211
12/31/2023	$11,922	$13,012	$11,472
1/31/2024	$11,983	$12,952	$11,413
2/29/2024	$12,071	$13,053	$11,428
3/31/2024	$12,146	$13,208	$11,428
4/30/2024	$12,004	$13,127	$11,286
5/31/2024	$12,079	$13,227	$11,253
6/30/2024	$12,346	$13,550	$11,425
7/31/2024	$12,441	$13,699	$11,530
8/31/2024	$12,555	$13,861	$11,621
9/30/2024	$12,720	$13,985	$11,735
10/31/2024	$12,572	$13,772	$11,564
11/30/2024	$12,763	$14,068	$11,764
12/31/2024	$12,588	$13,834	$11,593
1/31/2025	$12,660	$13,939	$11,651
2/28/2025	$12,801	$14,113	$11,766
3/31/2025	$12,597	$13,947	$11,567
4/30/2025	$12,352	$13,699	$11,474
5/31/2025	$12,293	$13,708	$11,481
6/30/2025	$12,342	$13,789	$11,553
7/31/2025	$12,189	$13,581	$11,529
8/31/2025	$12,252	$13,653	$11,630
9/30/2025	$12,655	$14,013	$11,899
10/31/2025	$12,842	$14,154	$12,046
11/30/2025	$12,906	$14,209	$12,074
12/31/2025	$12,932	$14,174	$12,085
1/31/2026	$13,014	$14,313	$12,198
2/28/2026	$13,220	$14,552	$12,350
3/31/2026	$12,992	$14,275	$12,063
4/30/2026	$13,169	$14,470	$12,202
5/31/2026	$13,274	$14,560	$12,247
6/30/2026	$13,452	$14,754	$12,365

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	8.99	1.34	3.01
Bloomberg High Yield Municipal Bond Index	7.00	1.79	3.97
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$189,857,570
# of portfolio holdings	183
Portfolio turnover rate	35%
Total advisory fees paid	$683,470

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	2.4
A/A	6.2
BBB/Baa	22.6
BB/Ba	12.5
B/B	4.0
CCC/Caa and below	0.9
Not Rated	51.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Arkansas Development Finance Authority Series A AMT, 4.88%, 7‑1‑2056	1.7
Irvine Ranch Water District Series A, 2.75%, 10‑1‑2041	1.3
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A Series A, 7.75%, 5‑1‑2055	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.1
Mobile County IDA AM/NS Calvert LLC Series A AMT, 5.00%, 6‑1‑2054	1.1
PFA Union Day School, Inc., 5.50%, 6‑15‑2036	1.1

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	8.2
1-3 years	4.2
3-5 years	8.9
5-10 years	37.9
10-20 years	18.0
20-30 years	21.2
30+ years	1.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3172 06-26

Annual Shareholder Report

June 30, 2026

Intermediate Tax/AMT-Free Fund

Class A

WFTAX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$69	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$9,700	$10,000	$10,000
7/31/2016	$9,701	$10,014	$10,006
8/31/2016	$9,710	$10,017	$10,020
9/30/2016	$9,671	$9,981	$9,970
10/31/2016	$9,598	$9,900	$9,865
11/30/2016	$9,238	$9,581	$9,497
12/31/2016	$9,313	$9,674	$9,609
1/31/2017	$9,349	$9,742	$9,672
2/28/2017	$9,385	$9,807	$9,739
3/31/2017	$9,412	$9,824	$9,760
4/30/2017	$9,489	$9,894	$9,831
5/31/2017	$9,599	$10,023	$9,987
6/30/2017	$9,577	$9,985	$9,951
7/31/2017	$9,637	$10,058	$10,032
8/31/2017	$9,723	$10,125	$10,108
9/30/2017	$9,691	$10,078	$10,057
10/31/2017	$9,701	$10,092	$10,081
11/30/2017	$9,645	$10,010	$10,027
12/31/2017	$9,723	$10,093	$10,132
1/31/2018	$9,632	$10,005	$10,013
2/28/2018	$9,602	$9,979	$9,983
3/31/2018	$9,621	$10,001	$10,020
4/30/2018	$9,598	$9,974	$9,984
5/31/2018	$9,677	$10,068	$10,098
6/30/2018	$9,680	$10,086	$10,107
7/31/2018	$9,708	$10,118	$10,131
8/31/2018	$9,719	$10,136	$10,157
9/30/2018	$9,672	$10,079	$10,092
10/31/2018	$9,623	$10,038	$10,030
11/30/2018	$9,713	$10,140	$10,141
12/31/2018	$9,812	$10,252	$10,262
1/31/2019	$9,892	$10,339	$10,340
2/28/2019	$9,939	$10,389	$10,395
3/31/2019	$10,046	$10,510	$10,559
4/30/2019	$10,075	$10,531	$10,599
5/31/2019	$10,191	$10,659	$10,745
6/30/2019	$10,229	$10,703	$10,785
7/31/2019	$10,301	$10,788	$10,872
8/31/2019	$10,425	$10,913	$11,043
9/30/2019	$10,348	$10,825	$10,955
10/31/2019	$10,358	$10,853	$10,974
11/30/2019	$10,368	$10,878	$11,002
12/31/2019	$10,395	$10,912	$11,035
1/31/2020	$10,554	$11,080	$11,234
2/29/2020	$10,670	$11,184	$11,378
3/31/2020	$10,280	$10,858	$10,966
4/30/2020	$10,174	$10,781	$10,828
5/31/2020	$10,434	$11,086	$11,173
6/30/2020	$10,507	$11,151	$11,264
7/31/2020	$10,641	$11,307	$11,454
8/31/2020	$10,633	$11,269	$11,400
9/30/2020	$10,634	$11,278	$11,403
10/31/2020	$10,617	$11,250	$11,369
11/30/2020	$10,736	$11,374	$11,540
12/31/2020	$10,801	$11,429	$11,610
1/31/2021	$10,876	$11,483	$11,684
2/28/2021	$10,733	$11,338	$11,499
3/31/2021	$10,788	$11,392	$11,570
4/30/2021	$10,862	$11,463	$11,667
5/31/2021	$10,899	$11,480	$11,702
6/30/2021	$10,918	$11,494	$11,734
7/31/2021	$10,984	$11,578	$11,831
8/31/2021	$10,967	$11,554	$11,788
9/30/2021	$10,894	$11,484	$11,703
10/31/2021	$10,867	$11,450	$11,668
11/30/2021	$10,922	$11,511	$11,768
12/31/2021	$10,932	$11,527	$11,787
1/31/2022	$10,673	$11,246	$11,464
2/28/2022	$10,611	$11,211	$11,423
3/31/2022	$10,343	$10,913	$11,053
4/30/2022	$10,131	$10,684	$10,747
5/31/2022	$10,255	$10,834	$10,907
6/30/2022	$10,154	$10,743	$10,728
7/31/2022	$10,344	$10,983	$11,011
8/31/2022	$10,186	$10,793	$10,770
9/30/2022	$9,917	$10,466	$10,357
10/31/2022	$9,882	$10,426	$10,271
11/30/2022	$10,188	$10,791	$10,751
12/31/2022	$10,229	$10,842	$10,782
1/31/2023	$10,441	$11,086	$11,091
2/28/2023	$10,266	$10,877	$10,841
3/31/2023	$10,422	$11,088	$11,081
4/30/2023	$10,417	$11,057	$11,056
5/31/2023	$10,336	$10,960	$10,960
6/30/2023	$10,408	$11,042	$11,070
7/31/2023	$10,432	$11,086	$11,114
8/31/2023	$10,351	$10,974	$10,954
9/30/2023	$10,144	$10,728	$10,633
10/31/2023	$10,062	$10,683	$10,542
11/30/2023	$10,525	$11,200	$11,211
12/31/2023	$10,716	$11,412	$11,472
1/31/2024	$10,712	$11,368	$11,413
2/29/2024	$10,718	$11,379	$11,428
3/31/2024	$10,723	$11,379	$11,428
4/30/2024	$10,640	$11,262	$11,286
5/31/2024	$10,616	$11,195	$11,253
6/30/2024	$10,740	$11,339	$11,425
7/31/2024	$10,825	$11,440	$11,530
8/31/2024	$10,900	$11,541	$11,621
9/30/2024	$10,986	$11,636	$11,735
10/31/2024	$10,862	$11,488	$11,564
11/30/2024	$10,998	$11,629	$11,764
12/31/2024	$10,904	$11,512	$11,593
1/31/2025	$10,949	$11,591	$11,651
2/28/2025	$11,047	$11,704	$11,766
3/31/2025	$10,912	$11,557	$11,567
4/30/2025	$10,858	$11,486	$11,474
5/31/2025	$10,864	$11,550	$11,481
6/30/2025	$10,942	$11,638	$11,553
7/31/2025	$10,937	$11,667	$11,529
8/31/2025	$11,015	$11,765	$11,630
9/30/2025	$11,185	$11,940	$11,899
10/31/2025	$11,274	$12,043	$12,046
11/30/2025	$11,312	$12,075	$12,074
12/31/2025	$11,340	$12,109	$12,085
1/31/2026	$11,430	$12,237	$12,198
2/28/2026	$11,542	$12,361	$12,350
3/31/2026	$11,321	$12,075	$12,063
4/30/2026	$11,423	$12,172	$12,202
5/31/2026	$11,472	$12,203	$12,247
6/30/2026	$11,512	$12,277	$12,365

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.31	1.06	1.73
Class A with Load	2.15	0.45	1.42
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3322 06-26

Annual Shareholder Report

June 30, 2026

Intermediate Tax/AMT-Free Fund

Class C

WFTFX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$145	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,994	$10,014	$10,006
8/31/2016	$9,998	$10,017	$10,020
9/30/2016	$9,951	$9,981	$9,970
10/31/2016	$9,870	$9,900	$9,865
11/30/2016	$9,494	$9,581	$9,497
12/31/2016	$9,565	$9,674	$9,609
1/31/2017	$9,595	$9,742	$9,672
2/28/2017	$9,627	$9,807	$9,739
3/31/2017	$9,648	$9,824	$9,760
4/30/2017	$9,721	$9,894	$9,831
5/31/2017	$9,828	$10,023	$9,987
6/30/2017	$9,799	$9,985	$9,951
7/31/2017	$9,855	$10,058	$10,032
8/31/2017	$9,936	$10,125	$10,108
9/30/2017	$9,898	$10,078	$10,057
10/31/2017	$9,902	$10,092	$10,081
11/30/2017	$9,838	$10,010	$10,027
12/31/2017	$9,911	$10,093	$10,132
1/31/2018	$9,813	$10,005	$10,013
2/28/2018	$9,776	$9,979	$9,983
3/31/2018	$9,789	$10,001	$10,020
4/30/2018	$9,760	$9,974	$9,984
5/31/2018	$9,834	$10,068	$10,098
6/30/2018	$9,831	$10,086	$10,107
7/31/2018	$9,853	$10,118	$10,131
8/31/2018	$9,858	$10,136	$10,157
9/30/2018	$9,804	$10,079	$10,092
10/31/2018	$9,749	$10,038	$10,030
11/30/2018	$9,834	$10,140	$10,141
12/31/2018	$9,927	$10,252	$10,262
1/31/2019	$10,002	$10,339	$10,340
2/28/2019	$10,044	$10,389	$10,395
3/31/2019	$10,146	$10,510	$10,559
4/30/2019	$10,169	$10,531	$10,599
5/31/2019	$10,279	$10,659	$10,745
6/30/2019	$10,311	$10,703	$10,785
7/31/2019	$10,377	$10,788	$10,872
8/31/2019	$10,496	$10,913	$11,043
9/30/2019	$10,411	$10,825	$10,955
10/31/2019	$10,415	$10,853	$10,974
11/30/2019	$10,419	$10,878	$11,002
12/31/2019	$10,439	$10,912	$11,035
1/31/2020	$10,592	$11,080	$11,234
2/29/2020	$10,702	$11,184	$11,378
3/31/2020	$10,304	$10,858	$10,966
4/30/2020	$10,192	$10,781	$10,828
5/31/2020	$10,445	$11,086	$11,173
6/30/2020	$10,511	$11,151	$11,264
7/31/2020	$10,640	$11,307	$11,454
8/31/2020	$10,624	$11,269	$11,400
9/30/2020	$10,618	$11,278	$11,403
10/31/2020	$10,595	$11,250	$11,369
11/30/2020	$10,707	$11,374	$11,540
12/31/2020	$10,765	$11,429	$11,610
1/31/2021	$10,833	$11,483	$11,684
2/28/2021	$10,684	$11,338	$11,499
3/31/2021	$10,733	$11,392	$11,570
4/30/2021	$10,808	$11,463	$11,667
5/31/2021	$10,829	$11,480	$11,702
6/30/2021	$10,842	$11,494	$11,734
7/31/2021	$10,900	$11,578	$11,831
8/31/2021	$10,876	$11,554	$11,788
9/30/2021	$10,797	$11,484	$11,703
10/31/2021	$10,763	$11,450	$11,668
11/30/2021	$10,811	$11,511	$11,768
12/31/2021	$10,814	$11,527	$11,787
1/31/2022	$10,551	$11,246	$11,464
2/28/2022	$10,483	$11,211	$11,423
3/31/2022	$10,212	$10,913	$11,053
4/30/2022	$9,997	$10,684	$10,747
5/31/2022	$10,112	$10,834	$10,907
6/30/2022	$10,007	$10,743	$10,728
7/31/2022	$10,187	$10,983	$11,011
8/31/2022	$10,026	$10,793	$10,770
9/30/2022	$9,754	$10,466	$10,357
10/31/2022	$9,714	$10,426	$10,271
11/30/2022	$10,008	$10,791	$10,751
12/31/2022	$10,043	$10,842	$10,782
1/31/2023	$10,245	$11,086	$11,091
2/28/2023	$10,066	$10,877	$10,841
3/31/2023	$10,213	$11,088	$11,081
4/30/2023	$10,202	$11,057	$11,056
5/31/2023	$10,116	$10,960	$10,960
6/30/2023	$10,181	$11,042	$11,070
7/31/2023	$10,198	$11,086	$11,114
8/31/2023	$10,112	$10,974	$10,954
9/30/2023	$9,903	$10,728	$10,633
10/31/2023	$9,817	$10,683	$10,542
11/30/2023	$10,263	$11,200	$11,211
12/31/2023	$10,452	$11,412	$11,472
1/31/2024	$10,432	$11,368	$11,413
2/29/2024	$10,431	$11,379	$11,428
3/31/2024	$10,430	$11,379	$11,428
4/30/2024	$10,352	$11,262	$11,286
5/31/2024	$10,313	$11,195	$11,253
6/30/2024	$10,427	$11,339	$11,425
7/31/2024	$10,509	$11,440	$11,530
8/31/2024	$10,582	$11,541	$11,621
9/30/2024	$10,665	$11,636	$11,735
10/31/2024	$10,545	$11,488	$11,564
11/30/2024	$10,677	$11,629	$11,764
12/31/2024	$10,585	$11,512	$11,593
1/31/2025	$10,630	$11,591	$11,651
2/28/2025	$10,725	$11,704	$11,766
3/31/2025	$10,594	$11,557	$11,567
4/30/2025	$10,541	$11,486	$11,474
5/31/2025	$10,547	$11,550	$11,481
6/30/2025	$10,622	$11,638	$11,553
7/31/2025	$10,618	$11,667	$11,529
8/31/2025	$10,693	$11,765	$11,630
9/30/2025	$10,859	$11,940	$11,899
10/31/2025	$10,945	$12,043	$12,046
11/30/2025	$10,982	$12,075	$12,074
12/31/2025	$11,009	$12,109	$12,085
1/31/2026	$11,096	$12,237	$12,198
2/28/2026	$11,205	$12,361	$12,350
3/31/2026	$10,991	$12,075	$12,063
4/30/2026	$11,089	$12,172	$12,202
5/31/2026	$11,137	$12,203	$12,247
6/30/2026	$11,176	$12,277	$12,365

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	4.42	0.31	1.12
Class C with Load	3.42	0.31	1.12
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3534 06-26

Annual Shareholder Report

June 30, 2026

Intermediate Tax/AMT-Free Fund

Class R6

WFRTX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$31	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,003	$10,014	$10,006
8/31/2016	$10,006	$10,017	$10,020
9/30/2016	$9,968	$9,981	$9,970
10/31/2016	$9,895	$9,900	$9,865
11/30/2016	$9,526	$9,581	$9,497
12/31/2016	$9,605	$9,674	$9,609
1/31/2017	$9,644	$9,742	$9,672
2/28/2017	$9,692	$9,807	$9,739
3/31/2017	$9,713	$9,824	$9,760
4/30/2017	$9,795	$9,894	$9,831
5/31/2017	$9,919	$10,023	$9,987
6/30/2017	$9,890	$9,985	$9,951
7/31/2017	$9,963	$10,058	$10,032
8/31/2017	$10,053	$10,125	$10,108
9/30/2017	$10,023	$10,078	$10,057
10/31/2017	$10,027	$10,092	$10,081
11/30/2017	$9,979	$10,010	$10,027
12/31/2017	$10,053	$10,093	$10,132
1/31/2018	$9,971	$10,005	$10,013
2/28/2018	$9,941	$9,979	$9,983
3/31/2018	$9,954	$10,001	$10,020
4/30/2018	$9,932	$9,974	$9,984
5/31/2018	$10,025	$10,068	$10,098
6/30/2018	$10,030	$10,086	$10,107
7/31/2018	$10,052	$10,118	$10,131
8/31/2018	$10,067	$10,136	$10,157
9/30/2018	$10,020	$10,079	$10,092
10/31/2018	$9,973	$10,038	$10,030
11/30/2018	$10,068	$10,140	$10,141
12/31/2018	$10,173	$10,252	$10,262
1/31/2019	$10,259	$10,339	$10,340
2/28/2019	$10,310	$10,389	$10,395
3/31/2019	$10,424	$10,510	$10,559
4/30/2019	$10,456	$10,531	$10,599
5/31/2019	$10,579	$10,659	$10,745
6/30/2019	$10,621	$10,703	$10,785
7/31/2019	$10,707	$10,788	$10,872
8/31/2019	$10,830	$10,913	$11,043
9/30/2019	$10,762	$10,825	$10,955
10/31/2019	$10,766	$10,853	$10,974
11/30/2019	$10,788	$10,878	$11,002
12/31/2019	$10,819	$10,912	$11,035
1/31/2020	$10,987	$11,080	$11,234
2/29/2020	$11,101	$11,184	$11,378
3/31/2020	$10,698	$10,858	$10,966
4/30/2020	$10,600	$10,781	$10,828
5/31/2020	$10,863	$11,086	$11,173
6/30/2020	$10,951	$11,151	$11,264
7/31/2020	$11,094	$11,307	$11,454
8/31/2020	$11,078	$11,269	$11,400
9/30/2020	$11,082	$11,278	$11,403
10/31/2020	$11,076	$11,250	$11,369
11/30/2020	$11,194	$11,374	$11,540
12/31/2020	$11,265	$11,429	$11,610
1/31/2021	$11,346	$11,483	$11,684
2/28/2021	$11,199	$11,338	$11,499
3/31/2021	$11,260	$11,392	$11,570
4/30/2021	$11,349	$11,463	$11,667
5/31/2021	$11,381	$11,480	$11,702
6/30/2021	$11,404	$11,494	$11,734
7/31/2021	$11,485	$11,578	$11,831
8/31/2021	$11,460	$11,554	$11,788
9/30/2021	$11,388	$11,484	$11,703
10/31/2021	$11,362	$11,450	$11,668
11/30/2021	$11,432	$11,511	$11,768
12/31/2021	$11,435	$11,527	$11,787
1/31/2022	$11,167	$11,246	$11,464
2/28/2022	$11,105	$11,211	$11,423
3/31/2022	$10,828	$10,913	$11,053
4/30/2022	$10,609	$10,684	$10,747
5/31/2022	$10,741	$10,834	$10,907
6/30/2022	$10,639	$10,743	$10,728
7/31/2022	$10,849	$10,983	$11,011
8/31/2022	$10,677	$10,793	$10,770
9/30/2022	$10,407	$10,466	$10,357
10/31/2022	$10,374	$10,426	$10,271
11/30/2022	$10,687	$10,791	$10,751
12/31/2022	$10,733	$10,842	$10,782
1/31/2023	$10,968	$11,086	$11,091
2/28/2023	$10,776	$10,877	$10,841
3/31/2023	$10,953	$11,088	$11,081
4/30/2023	$10,951	$11,057	$11,056
5/31/2023	$10,859	$10,960	$10,960
6/30/2023	$10,939	$11,042	$11,070
7/31/2023	$10,967	$11,086	$11,114
8/31/2023	$10,895	$10,974	$10,954
9/30/2023	$10,671	$10,728	$10,633
10/31/2023	$10,589	$10,683	$10,542
11/30/2023	$11,079	$11,200	$11,211
12/31/2023	$11,293	$11,412	$11,472
1/31/2024	$11,282	$11,368	$11,413
2/29/2024	$11,292	$11,379	$11,428
3/31/2024	$11,301	$11,379	$11,428
4/30/2024	$11,227	$11,262	$11,286
5/31/2024	$11,195	$11,195	$11,253
6/30/2024	$11,329	$11,339	$11,425
7/31/2024	$11,422	$11,440	$11,530
8/31/2024	$11,505	$11,541	$11,621
9/30/2024	$11,599	$11,636	$11,735
10/31/2024	$11,483	$11,488	$11,564
11/30/2024	$11,619	$11,629	$11,764
12/31/2024	$11,523	$11,512	$11,593
1/31/2025	$11,575	$11,591	$11,651
2/28/2025	$11,681	$11,704	$11,766
3/31/2025	$11,542	$11,557	$11,567
4/30/2025	$11,488	$11,486	$11,474
5/31/2025	$11,508	$11,550	$11,481
6/30/2025	$11,594	$11,638	$11,553
7/31/2025	$11,582	$11,667	$11,529
8/31/2025	$11,679	$11,765	$11,630
9/30/2025	$11,852	$11,940	$11,899
10/31/2025	$11,961	$12,043	$12,046
11/30/2025	$11,994	$12,075	$12,074
12/31/2025	$12,027	$12,109	$12,085
1/31/2026	$12,126	$12,237	$12,198
2/28/2026	$12,259	$12,361	$12,350
3/31/2026	$12,018	$12,075	$12,063
4/30/2026	$12,129	$12,172	$12,202
5/31/2026	$12,185	$12,203	$12,247
6/30/2026	$12,242	$12,277	$12,365

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	5.59	1.43	2.04
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4809 06-26

Annual Shareholder Report

June 30, 2026

Intermediate Tax/AMT-Free Fund

Institutional Class

WITIX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration positioning, credit allocation, particularly in AA- and BB-rated names, as well as allocation to the hospital and electric sectors, while security selection in the housing sector offset some of these gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,003	$10,014	$10,006
8/31/2016	$10,006	$10,017	$10,020
9/30/2016	$9,968	$9,981	$9,970
10/31/2016	$9,895	$9,900	$9,865
11/30/2016	$9,526	$9,581	$9,497
12/31/2016	$9,605	$9,674	$9,609
1/31/2017	$9,644	$9,742	$9,672
2/28/2017	$9,692	$9,807	$9,739
3/31/2017	$9,713	$9,824	$9,760
4/30/2017	$9,795	$9,894	$9,831
5/31/2017	$9,919	$10,023	$9,987
6/30/2017	$9,890	$9,985	$9,951
7/31/2017	$9,963	$10,058	$10,032
8/31/2017	$10,053	$10,125	$10,108
9/30/2017	$10,023	$10,078	$10,057
10/31/2017	$10,027	$10,092	$10,081
11/30/2017	$9,979	$10,010	$10,027
12/31/2017	$10,053	$10,093	$10,132
1/31/2018	$9,971	$10,005	$10,013
2/28/2018	$9,941	$9,979	$9,983
3/31/2018	$9,954	$10,001	$10,020
4/30/2018	$9,932	$9,974	$9,984
5/31/2018	$10,025	$10,068	$10,098
6/30/2018	$10,030	$10,086	$10,107
7/31/2018	$10,052	$10,118	$10,131
8/31/2018	$10,066	$10,136	$10,157
9/30/2018	$10,019	$10,079	$10,092
10/31/2018	$9,971	$10,038	$10,030
11/30/2018	$10,075	$10,140	$10,141
12/31/2018	$10,170	$10,252	$10,262
1/31/2019	$10,256	$10,339	$10,340
2/28/2019	$10,316	$10,389	$10,395
3/31/2019	$10,429	$10,510	$10,559
4/30/2019	$10,452	$10,531	$10,599
5/31/2019	$10,584	$10,659	$10,745
6/30/2019	$10,625	$10,703	$10,785
7/31/2019	$10,702	$10,788	$10,872
8/31/2019	$10,833	$10,913	$11,043
9/30/2019	$10,755	$10,825	$10,955
10/31/2019	$10,768	$10,853	$10,974
11/30/2019	$10,781	$10,878	$11,002
12/31/2019	$10,811	$10,912	$11,035
1/31/2020	$10,979	$11,080	$11,234
2/29/2020	$11,101	$11,184	$11,378
3/31/2020	$10,698	$10,858	$10,966
4/30/2020	$10,590	$10,781	$10,828
5/31/2020	$10,853	$11,086	$11,173
6/30/2020	$10,940	$11,151	$11,264
7/31/2020	$11,082	$11,307	$11,454
8/31/2020	$11,076	$11,269	$11,400
9/30/2020	$11,079	$11,278	$11,403
10/31/2020	$11,064	$11,250	$11,369
11/30/2020	$11,181	$11,374	$11,540
12/31/2020	$11,260	$11,429	$11,610
1/31/2021	$11,331	$11,483	$11,684
2/28/2021	$11,194	$11,338	$11,499
3/31/2021	$11,245	$11,392	$11,570
4/30/2021	$11,333	$11,463	$11,667
5/31/2021	$11,364	$11,480	$11,702
6/30/2021	$11,397	$11,494	$11,734
7/31/2021	$11,467	$11,578	$11,831
8/31/2021	$11,442	$11,554	$11,788
9/30/2021	$11,369	$11,484	$11,703
10/31/2021	$11,352	$11,450	$11,668
11/30/2021	$11,413	$11,511	$11,768
12/31/2021	$11,425	$11,527	$11,787
1/31/2022	$11,157	$11,246	$11,464
2/28/2022	$11,095	$11,211	$11,423
3/31/2022	$10,817	$10,913	$11,053
4/30/2022	$10,599	$10,684	$10,747
5/31/2022	$10,720	$10,834	$10,907
6/30/2022	$10,617	$10,743	$10,728
7/31/2022	$10,827	$10,983	$11,011
8/31/2022	$10,655	$10,793	$10,770
9/30/2022	$10,386	$10,466	$10,357
10/31/2022	$10,351	$10,426	$10,271
11/30/2022	$10,673	$10,791	$10,751
12/31/2022	$10,719	$10,842	$10,782
1/31/2023	$10,943	$11,086	$11,091
2/28/2023	$10,752	$10,877	$10,841
3/31/2023	$10,928	$11,088	$11,081
4/30/2023	$10,925	$11,057	$11,056
5/31/2023	$10,843	$10,960	$10,960
6/30/2023	$10,922	$11,042	$11,070
7/31/2023	$10,940	$11,086	$11,114
8/31/2023	$10,868	$10,974	$10,954
9/30/2023	$10,654	$10,728	$10,633
10/31/2023	$10,571	$10,683	$10,542
11/30/2023	$11,059	$11,200	$11,211
12/31/2023	$11,263	$11,412	$11,472
1/31/2024	$11,251	$11,368	$11,413
2/29/2024	$11,271	$11,379	$11,428
3/31/2024	$11,279	$11,379	$11,428
4/30/2024	$11,195	$11,262	$11,286
5/31/2024	$11,162	$11,195	$11,253
6/30/2024	$11,306	$11,339	$11,425
7/31/2024	$11,388	$11,440	$11,530
8/31/2024	$11,470	$11,541	$11,621
9/30/2024	$11,574	$11,636	$11,735
10/31/2024	$11,447	$11,488	$11,564
11/30/2024	$11,593	$11,629	$11,764
12/31/2024	$11,486	$11,512	$11,593
1/31/2025	$11,548	$11,591	$11,651
2/28/2025	$11,642	$11,704	$11,766
3/31/2025	$11,514	$11,557	$11,567
4/30/2025	$11,449	$11,486	$11,474
5/31/2025	$11,469	$11,550	$11,481
6/30/2025	$11,554	$11,638	$11,553
7/31/2025	$11,542	$11,667	$11,529
8/31/2025	$11,637	$11,765	$11,630
9/30/2025	$11,820	$11,940	$11,899
10/31/2025	$11,917	$12,043	$12,046
11/30/2025	$11,950	$12,075	$12,074
12/31/2025	$11,982	$12,109	$12,085
1/31/2026	$12,080	$12,237	$12,198
2/28/2026	$12,213	$12,361	$12,350
3/31/2026	$11,983	$12,075	$12,063
4/30/2026	$12,093	$12,172	$12,202
5/31/2026	$12,138	$12,203	$12,247
6/30/2026	$12,194	$12,277	$12,365

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	5.54	1.36	2.00
Bloomberg Municipal Bond 1-15 Year Blend Index	5.49	1.33	2.07
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$954,223,788
# of portfolio holdings	534
Portfolio turnover rate	14%
Total advisory fees paid	$2,237,860

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.2
AA/Aa	35.2
A/A	36.9
BBB/Baa	16.4
BB/Ba	3.5
B/B	0.3
Not Rated	4.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.2
Bay Area Toll Authority Series A, 3.92%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	20.5
1-3 years	14.0
3-5 years	21.0
5-10 years	28.1
10-20 years	16.2
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3158 06-26

Annual Shareholder Report

June 30, 2026

Minnesota Tax-Free Fund

Class A

NMTFX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index returned 7.03% over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance were duration and credit positioning, particularly AAA-rated and below investment grade issues, as well as allocation to the water and sewer, and general obligation sectors. The gains were partially offset by security selection decisions within the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,550	$10,000	$10,000
7/31/2016	$9,546	$10,005	$10,006
8/31/2016	$9,559	$10,010	$10,020
9/30/2016	$9,528	$9,955	$9,970
10/31/2016	$9,470	$9,872	$9,865
11/30/2016	$9,212	$9,514	$9,497
12/31/2016	$9,281	$9,623	$9,609
1/31/2017	$9,302	$9,692	$9,672
2/28/2017	$9,349	$9,777	$9,739
3/31/2017	$9,368	$9,796	$9,760
4/30/2017	$9,415	$9,864	$9,831
5/31/2017	$9,515	$9,984	$9,987
6/30/2017	$9,499	$9,944	$9,951
7/31/2017	$9,547	$10,022	$10,032
8/31/2017	$9,612	$10,074	$10,108
9/30/2017	$9,588	$10,021	$10,057
10/31/2017	$9,600	$10,040	$10,081
11/30/2017	$9,558	$9,961	$10,027
12/31/2017	$9,628	$10,060	$10,132
1/31/2018	$9,550	$9,955	$10,013
2/28/2018	$9,527	$9,931	$9,983
3/31/2018	$9,548	$9,956	$10,020
4/30/2018	$9,515	$9,928	$9,984
5/31/2018	$9,591	$10,016	$10,098
6/30/2018	$9,604	$10,026	$10,107
7/31/2018	$9,625	$10,053	$10,131
8/31/2018	$9,638	$10,065	$10,157
9/30/2018	$9,596	$10,002	$10,092
10/31/2018	$9,544	$9,953	$10,030
11/30/2018	$9,611	$10,065	$10,141
12/31/2018	$9,697	$10,198	$10,262
1/31/2019	$9,754	$10,276	$10,340
2/28/2019	$9,794	$10,330	$10,395
3/31/2019	$9,916	$10,472	$10,559
4/30/2019	$9,945	$10,494	$10,599
5/31/2019	$10,048	$10,621	$10,745
6/30/2019	$10,096	$10,666	$10,785
7/31/2019	$10,162	$10,755	$10,872
8/31/2019	$10,284	$10,904	$11,043
9/30/2019	$10,228	$10,808	$10,955
10/31/2019	$10,228	$10,829	$10,974
11/30/2019	$10,237	$10,853	$11,002
12/31/2019	$10,265	$10,878	$11,035
1/31/2020	$10,405	$11,059	$11,234
2/29/2020	$10,517	$11,175	$11,378
3/31/2020	$10,173	$10,894	$10,966
4/30/2020	$10,048	$10,780	$10,828
5/31/2020	$10,332	$11,123	$11,173
6/30/2020	$10,398	$11,162	$11,264
7/31/2020	$10,539	$11,317	$11,454
8/31/2020	$10,508	$11,260	$11,400
9/30/2020	$10,524	$11,270	$11,403
10/31/2020	$10,511	$11,243	$11,369
11/30/2020	$10,615	$11,387	$11,540
12/31/2020	$10,659	$11,435	$11,610
1/31/2021	$10,694	$11,476	$11,684
2/28/2021	$10,575	$11,319	$11,499
3/31/2021	$10,610	$11,374	$11,570
4/30/2021	$10,684	$11,462	$11,667
5/31/2021	$10,718	$11,476	$11,702
6/30/2021	$10,743	$11,496	$11,734
7/31/2021	$10,806	$11,591	$11,831
8/31/2021	$10,782	$11,545	$11,788
9/30/2021	$10,709	$11,468	$11,703
10/31/2021	$10,684	$11,425	$11,668
11/30/2021	$10,747	$11,514	$11,768
12/31/2021	$10,755	$11,532	$11,787
1/31/2022	$10,532	$11,237	$11,464
2/28/2022	$10,498	$11,207	$11,423
3/31/2022	$10,267	$10,876	$11,053
4/30/2022	$10,045	$10,608	$10,747
5/31/2022	$10,138	$10,742	$10,907
6/30/2022	$10,035	$10,593	$10,728
7/31/2022	$10,230	$10,848	$11,011
8/31/2022	$10,067	$10,645	$10,770
9/30/2022	$9,785	$10,277	$10,357
10/31/2022	$9,742	$10,190	$10,271
11/30/2022	$10,049	$10,642	$10,751
12/31/2022	$10,056	$10,682	$10,782
1/31/2023	$10,264	$10,952	$11,091
2/28/2023	$10,083	$10,732	$10,841
3/31/2023	$10,232	$10,958	$11,081
4/30/2023	$10,221	$10,916	$11,056
5/31/2023	$10,139	$10,799	$10,960
6/30/2023	$10,209	$10,856	$11,070
7/31/2023	$10,218	$10,916	$11,114
8/31/2023	$10,115	$10,780	$10,954
9/30/2023	$9,891	$10,445	$10,633
10/31/2023	$9,790	$10,383	$10,542
11/30/2023	$10,273	$11,013	$11,211
12/31/2023	$10,451	$11,225	$11,472
1/31/2024	$10,434	$11,160	$11,413
2/29/2024	$10,450	$11,186	$11,428
3/31/2024	$10,444	$11,167	$11,428
4/30/2024	$10,357	$11,035	$11,286
5/31/2024	$10,342	$10,969	$11,253
6/30/2024	$10,473	$11,147	$11,425
7/31/2024	$10,531	$11,264	$11,530
8/31/2024	$10,601	$11,351	$11,621
9/30/2024	$10,691	$11,458	$11,735
10/31/2024	$10,572	$11,287	$11,564
11/30/2024	$10,714	$11,463	$11,764
12/31/2024	$10,612	$11,306	$11,593
1/31/2025	$10,625	$11,370	$11,651
2/28/2025	$10,715	$11,489	$11,766
3/31/2025	$10,580	$11,306	$11,567
4/30/2025	$10,510	$11,223	$11,474
5/31/2025	$10,503	$11,257	$11,481
6/30/2025	$10,562	$11,316	$11,553
7/31/2025	$10,524	$11,317	$11,529
8/31/2025	$10,604	$11,413	$11,630
9/30/2025	$10,836	$11,646	$11,899
10/31/2025	$10,949	$11,768	$12,046
11/30/2025	$10,987	$11,802	$12,074
12/31/2025	$11,004	$11,829	$12,085
1/31/2026	$11,062	$11,950	$12,198
2/28/2026	$11,177	$12,070	$12,350
3/31/2026	$10,996	$11,798	$12,063
4/30/2026	$11,111	$11,928	$12,202
5/31/2026	$11,149	$11,955	$12,247
6/30/2026	$11,221	$12,045	$12,365

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.24	0.87	1.63
Class A with Load	1.46	(0.05)	1.16
Bloomberg Minnesota Municipal Bond Index	6.44	0.94	1.88
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$198,956,779
# of portfolio holdings	221
Portfolio turnover rate	15%
Total advisory fees paid	$618,979

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	19.2
AA/Aa	34.8
A/A	24.7
BBB/Baa	12.2
BB/Ba	3.6
B/B	0.8
Not Rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.3
Minnesota Municipal Gas Agency Series A, 5.00%, 9‑1‑2035	2.1
City of Rochester Mayo Clinic Series A, 5.00%, 11‑15‑2046	1.9
State of Minnesota Series B, 5.00%, 8‑1‑2036	1.7
City of Rochester Mayo Clinic Series B, 5.00%, 11‑15‑2055	1.7
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.6
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.5
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.5
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.5
County of Hennepin Series A, 5.00%, 12‑1‑2041	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	19.1
1-3 years	14.2
3-5 years	12.2
5-10 years	45.7
10-20 years	5.3
20-30 years	3.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0003 06-26

Annual Shareholder Report

June 30, 2026

Minnesota Tax-Free Fund

Institutional Class

WMTIX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index returned 7.03% over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance were duration and credit positioning, particularly AAA-rated and below investment grade issues, as well as allocation to the water and sewer, and general obligation sectors. The gains were partially offset by security selection decisions within the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,998	$10,005	$10,006
8/31/2016	$10,005	$10,010	$10,020
9/30/2016	$9,984	$9,955	$9,970
10/31/2016	$9,925	$9,872	$9,865
11/30/2016	$9,656	$9,514	$9,497
12/31/2016	$9,731	$9,623	$9,609
1/31/2017	$9,756	$9,692	$9,672
2/28/2017	$9,807	$9,777	$9,739
3/31/2017	$9,831	$9,796	$9,760
4/30/2017	$9,882	$9,864	$9,831
5/31/2017	$9,999	$9,984	$9,987
6/30/2017	$9,986	$9,944	$9,951
7/31/2017	$10,038	$10,022	$10,032
8/31/2017	$10,109	$10,074	$10,108
9/30/2017	$10,087	$10,021	$10,057
10/31/2017	$10,093	$10,040	$10,081
11/30/2017	$10,061	$9,961	$10,027
12/31/2017	$10,138	$10,060	$10,132
1/31/2018	$10,049	$9,955	$10,013
2/28/2018	$10,027	$9,931	$9,983
3/31/2018	$10,062	$9,956	$10,020
4/30/2018	$10,030	$9,928	$9,984
5/31/2018	$10,113	$10,016	$10,098
6/30/2018	$10,129	$10,026	$10,107
7/31/2018	$10,154	$10,053	$10,131
8/31/2018	$10,161	$10,065	$10,157
9/30/2018	$10,129	$10,002	$10,092
10/31/2018	$10,077	$9,953	$10,030
11/30/2018	$10,151	$10,065	$10,141
12/31/2018	$10,244	$10,198	$10,262
1/31/2019	$10,308	$10,276	$10,340
2/28/2019	$10,352	$10,330	$10,395
3/31/2019	$10,474	$10,472	$10,559
4/30/2019	$10,518	$10,494	$10,599
5/31/2019	$10,630	$10,621	$10,745
6/30/2019	$10,673	$10,666	$10,785
7/31/2019	$10,756	$10,755	$10,872
8/31/2019	$10,888	$10,904	$11,043
9/30/2019	$10,831	$10,808	$10,955
10/31/2019	$10,834	$10,829	$10,974
11/30/2019	$10,847	$10,853	$11,002
12/31/2019	$10,880	$10,878	$11,035
1/31/2020	$11,031	$11,059	$11,234
2/29/2020	$11,143	$11,175	$11,378
3/31/2020	$10,791	$10,894	$10,966
4/30/2020	$10,661	$10,780	$10,828
5/31/2020	$10,956	$11,123	$11,173
6/30/2020	$11,038	$11,162	$11,264
7/31/2020	$11,191	$11,317	$11,454
8/31/2020	$11,161	$11,260	$11,400
9/30/2020	$11,181	$11,270	$11,403
10/31/2020	$11,161	$11,243	$11,369
11/30/2020	$11,273	$11,387	$11,540
12/31/2020	$11,324	$11,435	$11,610
1/31/2021	$11,374	$11,476	$11,684
2/28/2021	$11,241	$11,319	$11,499
3/31/2021	$11,280	$11,374	$11,570
4/30/2021	$11,372	$11,462	$11,667
5/31/2021	$11,412	$11,476	$11,702
6/30/2021	$11,432	$11,496	$11,734
7/31/2021	$11,513	$11,591	$11,831
8/31/2021	$11,490	$11,545	$11,788
9/30/2021	$11,405	$11,468	$11,703
10/31/2021	$11,392	$11,425	$11,668
11/30/2021	$11,452	$11,514	$11,768
12/31/2021	$11,463	$11,532	$11,787
1/31/2022	$11,240	$11,237	$11,464
2/28/2022	$11,196	$11,207	$11,423
3/31/2022	$10,952	$10,876	$11,053
4/30/2022	$10,729	$10,608	$10,747
5/31/2022	$10,832	$10,742	$10,907
6/30/2022	$10,714	$10,593	$10,728
7/31/2022	$10,924	$10,848	$11,011
8/31/2022	$10,764	$10,645	$10,770
9/30/2022	$10,466	$10,277	$10,357
10/31/2022	$10,412	$10,190	$10,271
11/30/2022	$10,754	$10,642	$10,751
12/31/2022	$10,765	$10,682	$10,782
1/31/2023	$10,990	$10,952	$11,091
2/28/2023	$10,788	$10,732	$10,841
3/31/2023	$10,962	$10,958	$11,081
4/30/2023	$10,942	$10,916	$11,056
5/31/2023	$10,868	$10,799	$10,960
6/30/2023	$10,935	$10,856	$11,070
7/31/2023	$10,958	$10,916	$11,114
8/31/2023	$10,852	$10,780	$10,954
9/30/2023	$10,615	$10,445	$10,633
10/31/2023	$10,508	$10,383	$10,542
11/30/2023	$11,019	$11,013	$11,211
12/31/2023	$11,224	$11,225	$11,472
1/31/2024	$11,208	$11,160	$11,413
2/29/2024	$11,228	$11,186	$11,428
3/31/2024	$11,225	$11,167	$11,428
4/30/2024	$11,123	$11,035	$11,286
5/31/2024	$11,110	$10,969	$11,253
6/30/2024	$11,254	$11,147	$11,425
7/31/2024	$11,331	$11,264	$11,530
8/31/2024	$11,397	$11,351	$11,621
9/30/2024	$11,498	$11,458	$11,735
10/31/2024	$11,385	$11,287	$11,564
11/30/2024	$11,540	$11,463	$11,764
12/31/2024	$11,433	$11,306	$11,593
1/31/2025	$11,450	$11,370	$11,651
2/28/2025	$11,549	$11,489	$11,766
3/31/2025	$11,408	$11,306	$11,567
4/30/2025	$11,335	$11,223	$11,474
5/31/2025	$11,319	$11,257	$11,481
6/30/2025	$11,385	$11,316	$11,553
7/31/2025	$11,347	$11,317	$11,529
8/31/2025	$11,449	$11,413	$11,630
9/30/2025	$11,702	$11,646	$11,899
10/31/2025	$11,816	$11,768	$12,046
11/30/2025	$11,859	$11,802	$12,074
12/31/2025	$11,893	$11,829	$12,085
1/31/2026	$11,947	$11,950	$12,198
2/28/2026	$12,086	$12,070	$12,350
3/31/2026	$11,894	$11,798	$12,063
4/30/2026	$12,010	$11,928	$12,202
5/31/2026	$12,066	$11,955	$12,247
6/30/2026	$12,147	$12,045	$12,365

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	6.69	1.22	1.96
Bloomberg Minnesota Municipal Bond Index	6.44	0.94	1.88
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the former Administrator Class shares, and includes the higher expenses applicable to the former Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$198,956,779
# of portfolio holdings	221
Portfolio turnover rate	15%
Total advisory fees paid	$618,979

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	19.2
AA/Aa	34.8
A/A	24.7
BBB/Baa	12.2
BB/Ba	3.6
B/B	0.8
Not Rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.3
Minnesota Municipal Gas Agency Series A, 5.00%, 9‑1‑2035	2.1
City of Rochester Mayo Clinic Series A, 5.00%, 11‑15‑2046	1.9
State of Minnesota Series B, 5.00%, 8‑1‑2036	1.7
City of Rochester Mayo Clinic Series B, 5.00%, 11‑15‑2055	1.7
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.6
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.5
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.5
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.5
County of Hennepin Series A, 5.00%, 12‑1‑2041	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	19.1
1-3 years	14.2
3-5 years	12.2
5-10 years	45.7
10-20 years	5.3
20-30 years	3.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4713 06-26

Annual Shareholder Report

June 30, 2026

Municipal Bond Fund

Administrator Class

WMFDX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$62	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Administrator Class	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$10,005	$10,006
8/31/2016	$10,028	$10,020
9/30/2016	$10,005	$9,970
10/31/2016	$9,936	$9,865
11/30/2016	$9,557	$9,497
12/31/2016	$9,641	$9,609
1/31/2017	$9,661	$9,672
2/28/2017	$9,728	$9,739
3/31/2017	$9,777	$9,760
4/30/2017	$9,854	$9,831
5/31/2017	$9,998	$9,987
6/30/2017	$9,968	$9,951
7/31/2017	$10,044	$10,032
8/31/2017	$10,149	$10,108
9/30/2017	$10,146	$10,057
10/31/2017	$10,172	$10,081
11/30/2017	$10,139	$10,027
12/31/2017	$10,230	$10,132
1/31/2018	$10,139	$10,013
2/28/2018	$10,118	$9,983
3/31/2018	$10,166	$10,020
4/30/2018	$10,155	$9,984
5/31/2018	$10,263	$10,098
6/30/2018	$10,280	$10,107
7/31/2018	$10,307	$10,131
8/31/2018	$10,325	$10,157
9/30/2018	$10,271	$10,092
10/31/2018	$10,206	$10,030
11/30/2018	$10,304	$10,141
12/31/2018	$10,423	$10,262
1/31/2019	$10,501	$10,340
2/28/2019	$10,559	$10,395
3/31/2019	$10,720	$10,559
4/30/2019	$10,767	$10,599
5/31/2019	$10,915	$10,745
6/30/2019	$10,949	$10,785
7/31/2019	$11,036	$10,872
8/31/2019	$11,216	$11,043
9/30/2019	$11,136	$10,955
10/31/2019	$11,139	$10,974
11/30/2019	$11,163	$11,002
12/31/2019	$11,187	$11,035
1/31/2020	$11,389	$11,234
2/29/2020	$11,550	$11,378
3/31/2020	$11,003	$10,966
4/30/2020	$10,825	$10,828
5/31/2020	$11,124	$11,173
6/30/2020	$11,254	$11,264
7/31/2020	$11,436	$11,454
8/31/2020	$11,405	$11,400
9/30/2020	$11,407	$11,403
10/31/2020	$11,388	$11,369
11/30/2020	$11,562	$11,540
12/31/2020	$11,649	$11,610
1/31/2021	$11,726	$11,684
2/28/2021	$11,533	$11,499
3/31/2021	$11,609	$11,570
4/30/2021	$11,718	$11,667
5/31/2021	$11,784	$11,702
6/30/2021	$11,828	$11,734
7/31/2021	$11,916	$11,831
8/31/2021	$11,873	$11,788
9/30/2021	$11,775	$11,703
10/31/2021	$11,764	$11,668
11/30/2021	$11,864	$11,768
12/31/2021	$11,875	$11,787
1/31/2022	$11,576	$11,464
2/28/2022	$11,510	$11,423
3/31/2022	$11,177	$11,053
4/30/2022	$10,887	$10,747
5/31/2022	$11,021	$10,907
6/30/2022	$10,832	$10,728
7/31/2022	$11,090	$11,011
8/31/2022	$10,857	$10,770
9/30/2022	$10,523	$10,357
10/31/2022	$10,413	$10,271
11/30/2022	$10,856	$10,751
12/31/2022	$10,870	$10,782
1/31/2023	$11,145	$11,091
2/28/2023	$10,946	$10,841
3/31/2023	$11,132	$11,081
4/30/2023	$11,137	$11,056
5/31/2023	$11,073	$10,960
6/30/2023	$11,170	$11,070
7/31/2023	$11,186	$11,114
8/31/2023	$11,065	$10,954
9/30/2023	$10,793	$10,633
10/31/2023	$10,649	$10,542
11/30/2023	$11,248	$11,211
12/31/2023	$11,487	$11,472
1/31/2024	$11,481	$11,413
2/29/2024	$11,500	$11,428
3/31/2024	$11,506	$11,428
4/30/2024	$11,408	$11,286
5/31/2024	$11,414	$11,253
6/30/2024	$11,563	$11,425
7/31/2024	$11,653	$11,530
8/31/2024	$11,720	$11,621
9/30/2024	$11,835	$11,735
10/31/2024	$11,699	$11,564
11/30/2024	$11,862	$11,764
12/31/2024	$11,737	$11,593
1/31/2025	$11,745	$11,651
2/28/2025	$11,849	$11,766
3/31/2025	$11,675	$11,567
4/30/2025	$11,610	$11,474
5/31/2025	$11,556	$11,481
6/30/2025	$11,625	$11,553
7/31/2025	$11,595	$11,529
8/31/2025	$11,675	$11,630
9/30/2025	$11,929	$11,899
10/31/2025	$12,048	$12,046
11/30/2025	$12,068	$12,074
12/31/2025	$12,089	$12,085
1/31/2026	$12,159	$12,198
2/28/2026	$12,304	$12,350
3/31/2026	$12,099	$12,063
4/30/2026	$12,220	$12,202
5/31/2026	$12,266	$12,247
6/30/2026	$12,350	$12,365

Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	6.23	0.87	2.13
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3707 06-26

Annual Shareholder Report

June 30, 2026

Municipal Bond Fund

Class A

WMFAX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$74	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg Municipal Bond Index
6/30/2016	$9,554	$10,000
7/31/2016	$9,548	$10,006
8/31/2016	$9,578	$10,020
9/30/2016	$9,555	$9,970
10/31/2016	$9,479	$9,865
11/30/2016	$9,115	$9,497
12/31/2016	$9,195	$9,609
1/31/2017	$9,221	$9,672
2/28/2017	$9,285	$9,739
3/31/2017	$9,330	$9,760
4/30/2017	$9,402	$9,831
5/31/2017	$9,539	$9,987
6/30/2017	$9,509	$9,951
7/31/2017	$9,580	$10,032
8/31/2017	$9,670	$10,108
9/30/2017	$9,675	$10,057
10/31/2017	$9,699	$10,081
11/30/2017	$9,666	$10,027
12/31/2017	$9,742	$10,132
1/31/2018	$9,663	$10,013
2/28/2018	$9,642	$9,983
3/31/2018	$9,687	$10,020
4/30/2018	$9,665	$9,984
5/31/2018	$9,776	$10,098
6/30/2018	$9,791	$10,107
7/31/2018	$9,816	$10,131
8/31/2018	$9,832	$10,157
9/30/2018	$9,770	$10,092
10/31/2018	$9,716	$10,030
11/30/2018	$9,809	$10,141
12/31/2018	$9,920	$10,262
1/31/2019	$9,983	$10,340
2/28/2019	$10,038	$10,395
3/31/2019	$10,199	$10,559
4/30/2019	$10,242	$10,599
5/31/2019	$10,382	$10,745
6/30/2019	$10,413	$10,785
7/31/2019	$10,484	$10,872
8/31/2019	$10,654	$11,043
9/30/2019	$10,587	$10,955
10/31/2019	$10,588	$10,974
11/30/2019	$10,610	$11,002
12/31/2019	$10,631	$11,035
1/31/2020	$10,822	$11,234
2/29/2020	$10,973	$11,378
3/31/2020	$10,443	$10,966
4/30/2020	$10,272	$10,828
5/31/2020	$10,565	$11,173
6/30/2020	$10,678	$11,264
7/31/2020	$10,859	$11,454
8/31/2020	$10,828	$11,400
9/30/2020	$10,829	$11,403
10/31/2020	$10,799	$11,369
11/30/2020	$10,963	$11,540
12/31/2020	$11,045	$11,610
1/31/2021	$11,116	$11,684
2/28/2021	$10,942	$11,499
3/31/2021	$11,003	$11,570
4/30/2021	$11,115	$11,667
5/31/2021	$11,166	$11,702
6/30/2021	$11,207	$11,734
7/31/2021	$11,299	$11,831
8/31/2021	$11,256	$11,788
9/30/2021	$11,162	$11,703
10/31/2021	$11,151	$11,668
11/30/2021	$11,244	$11,768
12/31/2021	$11,253	$11,787
1/31/2022	$10,968	$11,464
2/28/2022	$10,904	$11,423
3/31/2022	$10,587	$11,053
4/30/2022	$10,312	$10,747
5/31/2022	$10,437	$10,907
6/30/2022	$10,257	$10,728
7/31/2022	$10,490	$11,011
8/31/2022	$10,268	$10,770
9/30/2022	$9,961	$10,357
10/31/2022	$9,856	$10,271
11/30/2022	$10,273	$10,751
12/31/2022	$10,275	$10,782
1/31/2023	$10,545	$11,091
2/28/2023	$10,344	$10,841
3/31/2023	$10,519	$11,081
4/30/2023	$10,533	$11,056
5/31/2023	$10,471	$10,960
6/30/2023	$10,550	$11,070
7/31/2023	$10,575	$11,114
8/31/2023	$10,448	$10,954
9/30/2023	$10,201	$10,633
10/31/2023	$10,063	$10,542
11/30/2023	$10,618	$11,211
12/31/2023	$10,842	$11,472
1/31/2024	$10,847	$11,413
2/29/2024	$10,863	$11,428
3/31/2024	$10,867	$11,428
4/30/2024	$10,773	$11,286
5/31/2024	$10,778	$11,253
6/30/2024	$10,917	$11,425
7/31/2024	$10,990	$11,530
8/31/2024	$11,062	$11,621
9/30/2024	$11,170	$11,735
10/31/2024	$11,040	$11,564
11/30/2024	$11,193	$11,764
12/31/2024	$11,074	$11,593
1/31/2025	$11,080	$11,651
2/28/2025	$11,177	$11,766
3/31/2025	$11,012	$11,567
4/30/2025	$10,938	$11,474
5/31/2025	$10,898	$11,481
6/30/2025	$10,962	$11,553
7/31/2025	$10,920	$11,529
8/31/2025	$11,007	$11,630
9/30/2025	$11,246	$11,899
10/31/2025	$11,357	$12,046
11/30/2025	$11,375	$12,074
12/31/2025	$11,393	$12,085
1/31/2026	$11,458	$12,198
2/28/2026	$11,593	$12,350
3/31/2026	$11,399	$12,063
4/30/2026	$11,512	$12,202
5/31/2026	$11,553	$12,247
6/30/2026	$11,631	$12,365

Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.11	0.75	1.99
Class A with Load	1.31	(0.18)	1.52
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3317 06-26

Annual Shareholder Report

June 30, 2026

Municipal Bond Fund

Class C

WMFCX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$152	1.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$9,997	$10,006
8/31/2016	$10,013	$10,020
9/30/2016	$9,983	$9,970
10/31/2016	$9,906	$9,865
11/30/2016	$9,520	$9,497
12/31/2016	$9,597	$9,609
1/31/2017	$9,619	$9,672
2/28/2017	$9,679	$9,739
3/31/2017	$9,720	$9,760
4/30/2017	$9,790	$9,831
5/31/2017	$9,926	$9,987
6/30/2017	$9,879	$9,951
7/31/2017	$9,946	$10,032
8/31/2017	$10,043	$10,108
9/30/2017	$10,042	$10,057
10/31/2017	$10,051	$10,081
11/30/2017	$10,020	$10,027
12/31/2017	$10,092	$10,132
1/31/2018	$10,005	$10,013
2/28/2018	$9,967	$9,983
3/31/2018	$10,007	$10,020
4/30/2018	$9,988	$9,984
5/31/2018	$10,097	$10,098
6/30/2018	$10,106	$10,107
7/31/2018	$10,115	$10,131
8/31/2018	$10,125	$10,157
9/30/2018	$10,065	$10,092
10/31/2018	$10,003	$10,030
11/30/2018	$10,092	$10,141
12/31/2018	$10,200	$10,262
1/31/2019	$10,259	$10,340
2/28/2019	$10,309	$10,395
3/31/2019	$10,467	$10,559
4/30/2019	$10,506	$10,599
5/31/2019	$10,632	$10,745
6/30/2019	$10,668	$10,785
7/31/2019	$10,734	$10,872
8/31/2019	$10,901	$11,043
9/30/2019	$10,815	$10,955
10/31/2019	$10,810	$10,974
11/30/2019	$10,825	$11,002
12/31/2019	$10,850	$11,035
1/31/2020	$11,028	$11,234
2/29/2020	$11,176	$11,378
3/31/2020	$10,638	$10,966
4/30/2020	$10,458	$10,828
5/31/2020	$10,749	$11,173
6/30/2020	$10,857	$11,264
7/31/2020	$11,024	$11,454
8/31/2020	$10,996	$11,400
9/30/2020	$10,980	$11,403
10/31/2020	$10,952	$11,369
11/30/2020	$11,111	$11,540
12/31/2020	$11,187	$11,610
1/31/2021	$11,252	$11,684
2/28/2021	$11,059	$11,499
3/31/2021	$11,124	$11,570
4/30/2021	$11,231	$11,667
5/31/2021	$11,275	$11,702
6/30/2021	$11,309	$11,734
7/31/2021	$11,384	$11,831
8/31/2021	$11,334	$11,788
9/30/2021	$11,242	$11,703
10/31/2021	$11,213	$11,668
11/30/2021	$11,300	$11,768
12/31/2021	$11,312	$11,787
1/31/2022	$11,018	$11,464
2/28/2022	$10,938	$11,423
3/31/2022	$10,623	$11,053
4/30/2022	$10,340	$10,747
5/31/2022	$10,449	$10,907
6/30/2022	$10,273	$10,728
7/31/2022	$10,499	$11,011
8/31/2022	$10,270	$10,770
9/30/2022	$9,956	$10,357
10/31/2022	$9,845	$10,271
11/30/2022	$10,256	$10,751
12/31/2022	$10,251	$10,782
1/31/2023	$10,503	$11,091
2/28/2023	$10,308	$10,841
3/31/2023	$10,475	$11,081
4/30/2023	$10,471	$11,056
5/31/2023	$10,403	$10,960
6/30/2023	$10,487	$11,070
7/31/2023	$10,505	$11,114
8/31/2023	$10,372	$10,954
9/30/2023	$10,110	$10,633
10/31/2023	$9,967	$10,542
11/30/2023	$10,521	$11,211
12/31/2023	$10,736	$11,472
1/31/2024	$10,734	$11,413
2/29/2024	$10,733	$11,428
3/31/2024	$10,731	$11,428
4/30/2024	$10,641	$11,286
5/31/2024	$10,628	$11,253
6/30/2024	$10,760	$11,425
7/31/2024	$10,831	$11,530
8/31/2024	$10,903	$11,621
9/30/2024	$11,008	$11,735
10/31/2024	$10,881	$11,564
11/30/2024	$11,031	$11,764
12/31/2024	$10,914	$11,593
1/31/2025	$10,920	$11,651
2/28/2025	$11,016	$11,766
3/31/2025	$10,853	$11,567
4/30/2025	$10,780	$11,474
5/31/2025	$10,741	$11,481
6/30/2025	$10,803	$11,553
7/31/2025	$10,763	$11,529
8/31/2025	$10,849	$11,630
9/30/2025	$11,084	$11,899
10/31/2025	$11,193	$12,046
11/30/2025	$11,211	$12,074
12/31/2025	$11,229	$12,085
1/31/2026	$11,292	$12,198
2/28/2026	$11,426	$12,350
3/31/2026	$11,234	$12,063
4/30/2026	$11,346	$12,202
5/31/2026	$11,387	$12,247
6/30/2026	$11,463	$12,365

Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	5.30	(0.01)	1.38
Class C with Load	4.30	(0.01)	1.38
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3528 06-26

Annual Shareholder Report

June 30, 2026

Municipal Bond Fund

Class R6

WMBRX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$9,996	$10,006
8/31/2016	$10,030	$10,020
9/30/2016	$10,009	$9,970
10/31/2016	$9,931	$9,865
11/30/2016	$9,553	$9,497
12/31/2016	$9,638	$9,609
1/31/2017	$9,669	$9,672
2/28/2017	$9,737	$9,739
3/31/2017	$9,787	$9,760
4/30/2017	$9,865	$9,831
5/31/2017	$10,011	$9,987
6/30/2017	$9,972	$9,951
7/31/2017	$10,059	$10,032
8/31/2017	$10,156	$10,108
9/30/2017	$10,164	$10,057
10/31/2017	$10,191	$10,081
11/30/2017	$10,159	$10,027
12/31/2017	$10,241	$10,132
1/31/2018	$10,161	$10,013
2/28/2018	$10,141	$9,983
3/31/2018	$10,191	$10,020
4/30/2018	$10,170	$9,984
5/31/2018	$10,290	$10,098
6/30/2018	$10,308	$10,107
7/31/2018	$10,336	$10,131
8/31/2018	$10,356	$10,157
9/30/2018	$10,304	$10,092
10/31/2018	$10,241	$10,030
11/30/2018	$10,341	$10,141
12/31/2018	$10,461	$10,262
1/31/2019	$10,531	$10,340
2/28/2019	$10,601	$10,395
3/31/2019	$10,764	$10,559
4/30/2019	$10,813	$10,599
5/31/2019	$10,964	$10,745
6/30/2019	$11,001	$10,785
7/31/2019	$11,079	$10,872
8/31/2019	$11,262	$11,043
9/30/2019	$11,194	$10,955
10/31/2019	$11,199	$10,974
11/30/2019	$11,225	$11,002
12/31/2019	$11,251	$11,035
1/31/2020	$11,457	$11,234
2/29/2020	$11,620	$11,378
3/31/2020	$11,072	$10,966
4/30/2020	$10,884	$10,828
5/31/2020	$11,198	$11,173
6/30/2020	$11,331	$11,264
7/31/2020	$11,516	$11,454
8/31/2020	$11,487	$11,400
9/30/2020	$11,491	$11,403
10/31/2020	$11,463	$11,369
11/30/2020	$11,651	$11,540
12/31/2020	$11,730	$11,610
1/31/2021	$11,809	$11,684
2/28/2021	$11,628	$11,499
3/31/2021	$11,696	$11,570
4/30/2021	$11,819	$11,667
5/31/2021	$11,877	$11,702
6/30/2021	$11,923	$11,734
7/31/2021	$12,025	$11,831
8/31/2021	$11,983	$11,788
9/30/2021	$11,887	$11,703
10/31/2021	$11,878	$11,668
11/30/2021	$11,981	$11,768
12/31/2021	$11,994	$11,787
1/31/2022	$11,694	$11,464
2/28/2022	$11,629	$11,423
3/31/2022	$11,295	$11,053
4/30/2022	$11,004	$10,747
5/31/2022	$11,141	$10,907
6/30/2022	$10,953	$10,728
7/31/2022	$11,204	$11,011
8/31/2022	$10,982	$10,770
9/30/2022	$10,645	$10,357
10/31/2022	$10,536	$10,271
11/30/2022	$10,986	$10,751
12/31/2022	$10,992	$10,782
1/31/2023	$11,283	$11,091
2/28/2023	$11,083	$10,841
3/31/2023	$11,262	$11,081
4/30/2023	$11,281	$11,056
5/31/2023	$11,218	$10,960
6/30/2023	$11,306	$11,070
7/31/2023	$11,337	$11,114
8/31/2023	$11,216	$10,954
9/30/2023	$10,943	$10,633
10/31/2023	$10,798	$10,542
11/30/2023	$11,408	$11,211
12/31/2023	$11,641	$11,472
1/31/2024	$11,649	$11,413
2/29/2024	$11,670	$11,428
3/31/2024	$11,678	$11,428
4/30/2024	$11,580	$11,286
5/31/2024	$11,589	$11,253
6/30/2024	$11,743	$11,425
7/31/2024	$11,824	$11,530
8/31/2024	$11,906	$11,621
9/30/2024	$12,026	$11,735
10/31/2024	$11,890	$11,564
11/30/2024	$12,058	$11,764
12/31/2024	$11,933	$11,593
1/31/2025	$11,943	$11,651
2/28/2025	$12,051	$11,766
3/31/2025	$11,876	$11,567
4/30/2025	$11,800	$11,474
5/31/2025	$11,760	$11,481
6/30/2025	$11,832	$11,553
7/31/2025	$11,791	$11,529
8/31/2025	$11,888	$11,630
9/30/2025	$12,149	$11,899
10/31/2025	$12,272	$12,046
11/30/2025	$12,295	$12,074
12/31/2025	$12,319	$12,085
1/31/2026	$12,392	$12,198
2/28/2026	$12,542	$12,350
3/31/2026	$12,336	$12,063
4/30/2026	$12,462	$12,202
5/31/2026	$12,510	$12,247
6/30/2026	$12,599	$12,365

Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	6.48	1.11	2.34
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4811 06-26

Annual Shareholder Report

June 30, 2026

Municipal Bond Fund

Institutional Class

WMBIX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractor from relative performance was security selection, particularly in the housing sector, while our allocation to the electric and special tax sectors offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000
7/31/2016	$9,996	$10,006
8/31/2016	$10,030	$10,020
9/30/2016	$10,009	$9,970
10/31/2016	$9,931	$9,865
11/30/2016	$9,553	$9,497
12/31/2016	$9,638	$9,609
1/31/2017	$9,669	$9,672
2/28/2017	$9,737	$9,739
3/31/2017	$9,787	$9,760
4/30/2017	$9,865	$9,831
5/31/2017	$10,011	$9,987
6/30/2017	$9,972	$9,951
7/31/2017	$10,059	$10,032
8/31/2017	$10,156	$10,108
9/30/2017	$10,164	$10,057
10/31/2017	$10,191	$10,081
11/30/2017	$10,159	$10,027
12/31/2017	$10,241	$10,132
1/31/2018	$10,161	$10,013
2/28/2018	$10,141	$9,983
3/31/2018	$10,191	$10,020
4/30/2018	$10,170	$9,984
5/31/2018	$10,290	$10,098
6/30/2018	$10,308	$10,107
7/31/2018	$10,336	$10,131
8/31/2018	$10,345	$10,157
9/30/2018	$10,293	$10,092
10/31/2018	$10,239	$10,030
11/30/2018	$10,339	$10,141
12/31/2018	$10,459	$10,262
1/31/2019	$10,528	$10,340
2/28/2019	$10,588	$10,395
3/31/2019	$10,760	$10,559
4/30/2019	$10,809	$10,599
5/31/2019	$10,949	$10,745
6/30/2019	$10,995	$10,785
7/31/2019	$11,073	$10,872
8/31/2019	$11,256	$11,043
9/30/2019	$11,177	$10,955
10/31/2019	$11,192	$10,974
11/30/2019	$11,217	$11,002
12/31/2019	$11,243	$11,035
1/31/2020	$11,448	$11,234
2/29/2020	$11,611	$11,378
3/31/2020	$11,052	$10,966
4/30/2020	$10,874	$10,828
5/31/2020	$11,187	$11,173
6/30/2020	$11,309	$11,264
7/31/2020	$11,504	$11,454
8/31/2020	$11,475	$11,400
9/30/2020	$11,479	$11,403
10/31/2020	$11,450	$11,369
11/30/2020	$11,626	$11,540
12/31/2020	$11,716	$11,610
1/31/2021	$11,794	$11,684
2/28/2021	$11,613	$11,499
3/31/2021	$11,680	$11,570
4/30/2021	$11,803	$11,667
5/31/2021	$11,860	$11,702
6/30/2021	$11,906	$11,734
7/31/2021	$12,007	$11,831
8/31/2021	$11,965	$11,788
9/30/2021	$11,868	$11,703
10/31/2021	$11,859	$11,668
11/30/2021	$11,961	$11,768
12/31/2021	$11,973	$11,787
1/31/2022	$11,673	$11,464
2/28/2022	$11,608	$11,423
3/31/2022	$11,274	$11,053
4/30/2022	$10,984	$10,747
5/31/2022	$11,109	$10,907
6/30/2022	$10,931	$10,728
7/31/2022	$11,182	$11,011
8/31/2022	$10,948	$10,770
9/30/2022	$10,623	$10,357
10/31/2022	$10,514	$10,271
11/30/2022	$10,962	$10,751
12/31/2022	$10,967	$10,782
1/31/2023	$11,258	$11,091
2/28/2023	$11,046	$10,841
3/31/2023	$11,236	$11,081
4/30/2023	$11,254	$11,056
5/31/2023	$11,191	$10,960
6/30/2023	$11,278	$11,070
7/31/2023	$11,308	$11,114
8/31/2023	$11,175	$10,954
9/30/2023	$10,903	$10,633
10/31/2023	$10,758	$10,542
11/30/2023	$11,366	$11,211
12/31/2023	$11,609	$11,472
1/31/2024	$11,617	$11,413
2/29/2024	$11,625	$11,428
3/31/2024	$11,645	$11,428
4/30/2024	$11,547	$11,286
5/31/2024	$11,543	$11,253
6/30/2024	$11,696	$11,425
7/31/2024	$11,789	$11,530
8/31/2024	$11,870	$11,621
9/30/2024	$11,988	$11,735
10/31/2024	$11,840	$11,564
11/30/2024	$12,020	$11,764
12/31/2024	$11,895	$11,593
1/31/2025	$11,904	$11,651
2/28/2025	$12,012	$11,766
3/31/2025	$11,837	$11,567
4/30/2025	$11,761	$11,474
5/31/2025	$11,720	$11,481
6/30/2025	$11,791	$11,553
7/31/2025	$11,750	$11,529
8/31/2025	$11,846	$11,630
9/30/2025	$12,105	$11,899
10/31/2025	$12,228	$12,046
11/30/2025	$12,250	$12,074
12/31/2025	$12,260	$12,085
1/31/2026	$12,346	$12,198
2/28/2026	$12,495	$12,350
3/31/2026	$12,289	$12,063
4/30/2026	$12,413	$12,202
5/31/2026	$12,461	$12,247
6/30/2026	$12,549	$12,365

Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	6.43	1.06	2.30
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$9,788,643,686
# of portfolio holdings	1,852
Portfolio turnover rate	11%
Total advisory fees paid	$27,698,464

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.0
AA/Aa	44.5
A/A	30.9
BBB/Baa	11.8
BB/Ba	2.4
B/B	0.1
Not Rated	3.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
County of Clark Series A, 5.00%, 5‑1‑2048	0.5
Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.5
Port of Portland Series 30A AMT, 5.25%, 7‑1‑2049	0.5
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.5
Northwest Independent School District, 4.00%, 2‑15‑2043	0.5
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.4
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.4
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.4
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.2
1-3 years	12.5
3-5 years	12.3
5-10 years	43.3
10-20 years	11.4
20-30 years	2.1
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3160 06-26

Annual Shareholder Report

June 30, 2026

Pennsylvania Tax-Free Fund

Class A

EKVAX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.74%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration and credit positioning, particularly BBB- and BB-rated names, as well as allocation to the industrial development revenue/pollution control revenue (IDR/PCR) and general obligation sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,551	$10,000	$10,000
7/31/2016	$9,551	$10,004	$10,006
8/31/2016	$9,566	$10,015	$10,020
9/30/2016	$9,518	$9,957	$9,970
10/31/2016	$9,422	$9,854	$9,865
11/30/2016	$9,071	$9,475	$9,497
12/31/2016	$9,174	$9,596	$9,609
1/31/2017	$9,197	$9,655	$9,672
2/28/2017	$9,253	$9,720	$9,739
3/31/2017	$9,285	$9,756	$9,760
4/30/2017	$9,350	$9,830	$9,831
5/31/2017	$9,479	$9,990	$9,987
6/30/2017	$9,472	$9,979	$9,951
7/31/2017	$9,521	$10,045	$10,032
8/31/2017	$9,595	$10,127	$10,108
9/30/2017	$9,563	$10,060	$10,057
10/31/2017	$9,580	$10,094	$10,081
11/30/2017	$9,548	$10,063	$10,027
12/31/2017	$9,631	$10,174	$10,132
1/31/2018	$9,550	$10,044	$10,013
2/28/2018	$9,527	$10,005	$9,983
3/31/2018	$9,553	$10,050	$10,020
4/30/2018	$9,522	$10,016	$9,984
5/31/2018	$9,616	$10,134	$10,098
6/30/2018	$9,626	$10,146	$10,107
7/31/2018	$9,643	$10,168	$10,131
8/31/2018	$9,653	$10,204	$10,157
9/30/2018	$9,612	$10,141	$10,092
10/31/2018	$9,571	$10,070	$10,030
11/30/2018	$9,649	$10,181	$10,141
12/31/2018	$9,752	$10,322	$10,262
1/31/2019	$9,822	$10,405	$10,340
2/28/2019	$9,867	$10,467	$10,395
3/31/2019	$9,996	$10,651	$10,559
4/30/2019	$10,022	$10,700	$10,599
5/31/2019	$10,160	$10,853	$10,745
6/30/2019	$10,203	$10,897	$10,785
7/31/2019	$10,281	$10,987	$10,872
8/31/2019	$10,428	$11,179	$11,043
9/30/2019	$10,358	$11,087	$10,955
10/31/2019	$10,358	$11,111	$10,974
11/30/2019	$10,366	$11,131	$11,002
12/31/2019	$10,391	$11,173	$11,035
1/31/2020	$10,548	$11,382	$11,234
2/29/2020	$10,678	$11,543	$11,378
3/31/2020	$10,306	$11,144	$10,966
4/30/2020	$10,161	$10,958	$10,828
5/31/2020	$10,388	$11,312	$11,173
6/30/2020	$10,474	$11,407	$11,264
7/31/2020	$10,596	$11,599	$11,454
8/31/2020	$10,576	$11,558	$11,400
9/30/2020	$10,591	$11,594	$11,403
10/31/2020	$10,579	$11,557	$11,369
11/30/2020	$10,701	$11,720	$11,540
12/31/2020	$10,769	$11,780	$11,610
1/31/2021	$10,846	$11,894	$11,684
2/28/2021	$10,734	$11,695	$11,499
3/31/2021	$10,773	$11,770	$11,570
4/30/2021	$10,868	$11,869	$11,667
5/31/2021	$10,916	$11,910	$11,702
6/30/2021	$10,948	$11,954	$11,734
7/31/2021	$11,032	$12,060	$11,831
8/31/2021	$10,998	$12,012	$11,788
9/30/2021	$10,909	$11,927	$11,703
10/31/2021	$10,902	$11,885	$11,668
11/30/2021	$10,988	$11,985	$11,768
12/31/2021	$11,000	$11,998	$11,787
1/31/2022	$10,743	$11,678	$11,464
2/28/2022	$10,682	$11,637	$11,423
3/31/2022	$10,407	$11,257	$11,053
4/30/2022	$10,113	$10,941	$10,747
5/31/2022	$10,191	$11,065	$10,907
6/30/2022	$10,036	$10,880	$10,728
7/31/2022	$10,237	$11,172	$11,011
8/31/2022	$10,044	$10,936	$10,770
9/30/2022	$9,719	$10,497	$10,357
10/31/2022	$9,639	$10,400	$10,271
11/30/2022	$9,994	$10,884	$10,751
12/31/2022	$10,009	$10,912	$10,782
1/31/2023	$10,261	$11,242	$11,091
2/28/2023	$10,058	$10,997	$10,841
3/31/2023	$10,216	$11,235	$11,081
4/30/2023	$10,222	$11,213	$11,056
5/31/2023	$10,151	$11,105	$10,960
6/30/2023	$10,234	$11,234	$11,070
7/31/2023	$10,250	$11,299	$11,114
8/31/2023	$10,130	$11,107	$10,954
9/30/2023	$9,884	$10,796	$10,633
10/31/2023	$9,745	$10,694	$10,542
11/30/2023	$10,317	$11,357	$11,211
12/31/2023	$10,539	$11,638	$11,472
1/31/2024	$10,545	$11,592	$11,413
2/29/2024	$10,552	$11,619	$11,428
3/31/2024	$10,578	$11,631	$11,428
4/30/2024	$10,467	$11,490	$11,286
5/31/2024	$10,484	$11,454	$11,253
6/30/2024	$10,650	$11,631	$11,425
7/31/2024	$10,727	$11,717	$11,530
8/31/2024	$10,793	$11,805	$11,621
9/30/2024	$10,910	$11,925	$11,735
10/31/2024	$10,787	$11,767	$11,564
11/30/2024	$10,945	$11,963	$11,764
12/31/2024	$10,822	$11,790	$11,593
1/31/2025	$10,840	$11,874	$11,651
2/28/2025	$10,940	$11,971	$11,766
3/31/2025	$10,775	$11,797	$11,567
4/30/2025	$10,713	$11,681	$11,474
5/31/2025	$10,669	$11,693	$11,481
6/30/2025	$10,719	$11,760	$11,553
7/31/2025	$10,656	$11,732	$11,529
8/31/2025	$10,747	$11,822	$11,630
9/30/2025	$11,003	$12,094	$11,899
10/31/2025	$11,126	$12,253	$12,046
11/30/2025	$11,156	$12,284	$12,074
12/31/2025	$11,165	$12,301	$12,085
1/31/2026	$11,225	$12,400	$12,198
2/28/2026	$11,360	$12,556	$12,350
3/31/2026	$11,180	$12,284	$12,063
4/30/2026	$11,295	$12,442	$12,202
5/31/2026	$11,345	$12,481	$12,247
6/30/2026	$11,428	$12,602	$12,365

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.62	0.86	1.81
Class A with Load	1.84	(0.05)	1.34
Bloomberg Pennsylvania Municipal Bond Index	7.16	1.06	2.34
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$101,712,458
# of portfolio holdings	130
Portfolio turnover rate	27%
Total advisory fees paid	$237,932

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	43.4
A/A	35.5
BBB/Baa	15.7
BB/Ba	4.6
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.1
City of Pittsburgh, 4.25%, 9‑1‑2044	2.0
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1, 3.05%, 11‑1‑2061	2.0
Delaware Valley Regional Finance Authority Series B, 2.90%, 9‑1‑2059	2.0
Northampton County General Purpose Authority Lehigh University Series B, 2.67%, 11‑15‑2039	1.8
Commonwealth of Pennsylvania Series 1st, 5.00%, 8‑1‑2033	1.7
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Pennsylvania Turnpike Commission Series 2nd, 5.00%, 6‑1‑2043	1.6
Derry Area School District, 5.00%, 10‑1‑2045	1.6
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	21.7
1-3 years	10.6
3-5 years	15.6
5-10 years	32.3
10-20 years	14.2
20-30 years	5.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4301 06-26

Annual Shareholder Report

June 30, 2026

Pennsylvania Tax-Free Fund

Institutional Class

EKVYX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.49%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. Top contributors to Fund performance during the period were duration and credit positioning, particularly BBB- and BB-rated names, as well as allocation to the industrial development revenue/pollution control revenue (IDR/PCR) and general obligation sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,002	$10,004	$10,006
8/31/2016	$10,020	$10,015	$10,020
9/30/2016	$9,972	$9,957	$9,970
10/31/2016	$9,873	$9,854	$9,865
11/30/2016	$9,507	$9,475	$9,497
12/31/2016	$9,617	$9,596	$9,609
1/31/2017	$9,643	$9,655	$9,672
2/28/2017	$9,704	$9,720	$9,739
3/31/2017	$9,740	$9,756	$9,760
4/30/2017	$9,810	$9,830	$9,831
5/31/2017	$9,948	$9,990	$9,987
6/30/2017	$9,942	$9,979	$9,951
7/31/2017	$9,995	$10,045	$10,032
8/31/2017	$10,075	$10,127	$10,108
9/30/2017	$10,043	$10,060	$10,057
10/31/2017	$10,063	$10,094	$10,081
11/30/2017	$10,032	$10,063	$10,027
12/31/2017	$10,122	$10,174	$10,132
1/31/2018	$10,038	$10,044	$10,013
2/28/2018	$10,016	$10,005	$9,983
3/31/2018	$10,046	$10,050	$10,020
4/30/2018	$10,015	$10,016	$9,984
5/31/2018	$10,116	$10,134	$10,098
6/30/2018	$10,128	$10,146	$10,107
7/31/2018	$10,149	$10,168	$10,131
8/31/2018	$10,161	$10,204	$10,157
9/30/2018	$10,121	$10,141	$10,092
10/31/2018	$10,080	$10,070	$10,030
11/30/2018	$10,164	$10,181	$10,141
12/31/2018	$10,275	$10,322	$10,262
1/31/2019	$10,350	$10,405	$10,340
2/28/2019	$10,399	$10,467	$10,395
3/31/2019	$10,537	$10,651	$10,559
4/30/2019	$10,567	$10,700	$10,599
5/31/2019	$10,715	$10,853	$10,745
6/30/2019	$10,763	$10,897	$10,785
7/31/2019	$10,847	$10,987	$10,872
8/31/2019	$11,005	$11,179	$11,043
9/30/2019	$10,933	$11,087	$10,955
10/31/2019	$10,935	$11,111	$10,974
11/30/2019	$10,946	$11,131	$11,002
12/31/2019	$10,975	$11,173	$11,035
1/31/2020	$11,152	$11,382	$11,234
2/29/2020	$11,283	$11,543	$11,378
3/31/2020	$10,891	$11,144	$10,966
4/30/2020	$10,740	$10,958	$10,828
5/31/2020	$10,983	$11,312	$11,173
6/30/2020	$11,076	$11,407	$11,264
7/31/2020	$11,207	$11,599	$11,454
8/31/2020	$11,188	$11,558	$11,400
9/30/2020	$11,207	$11,594	$11,403
10/31/2020	$11,196	$11,557	$11,369
11/30/2020	$11,328	$11,720	$11,540
12/31/2020	$11,402	$11,780	$11,610
1/31/2021	$11,486	$11,894	$11,684
2/28/2021	$11,369	$11,695	$11,499
3/31/2021	$11,413	$11,770	$11,570
4/30/2021	$11,516	$11,869	$11,667
5/31/2021	$11,570	$11,910	$11,702
6/30/2021	$11,605	$11,954	$11,734
7/31/2021	$11,698	$12,060	$11,831
8/31/2021	$11,664	$12,012	$11,788
9/30/2021	$11,572	$11,927	$11,703
10/31/2021	$11,567	$11,885	$11,668
11/30/2021	$11,660	$11,985	$11,768
12/31/2021	$11,675	$11,998	$11,787
1/31/2022	$11,405	$11,678	$11,464
2/28/2022	$11,343	$11,637	$11,423
3/31/2022	$11,052	$11,257	$11,053
4/30/2022	$10,743	$10,941	$10,747
5/31/2022	$10,828	$11,065	$10,907
6/30/2022	$10,666	$10,880	$10,728
7/31/2022	$10,881	$11,172	$11,011
8/31/2022	$10,678	$10,936	$10,770
9/30/2022	$10,335	$10,497	$10,357
10/31/2022	$10,252	$10,400	$10,271
11/30/2022	$10,632	$10,884	$10,751
12/31/2022	$10,650	$10,912	$10,782
1/31/2023	$10,920	$11,242	$11,091
2/28/2023	$10,706	$10,997	$10,841
3/31/2023	$10,877	$11,235	$11,081
4/30/2023	$10,886	$11,213	$11,056
5/31/2023	$10,812	$11,105	$10,960
6/30/2023	$10,903	$11,234	$11,070
7/31/2023	$10,922	$11,299	$11,114
8/31/2023	$10,797	$11,107	$10,954
9/30/2023	$10,537	$10,796	$10,633
10/31/2023	$10,391	$10,694	$10,542
11/30/2023	$11,003	$11,357	$11,211
12/31/2023	$11,242	$11,638	$11,472
1/31/2024	$11,261	$11,592	$11,413
2/29/2024	$11,261	$11,619	$11,428
3/31/2024	$11,291	$11,631	$11,428
4/30/2024	$11,175	$11,490	$11,286
5/31/2024	$11,195	$11,454	$11,253
6/30/2024	$11,375	$11,631	$11,425
7/31/2024	$11,459	$11,717	$11,530
8/31/2024	$11,532	$11,805	$11,621
9/30/2024	$11,660	$11,925	$11,735
10/31/2024	$11,531	$11,767	$11,564
11/30/2024	$11,702	$11,963	$11,764
12/31/2024	$11,572	$11,790	$11,593
1/31/2025	$11,594	$11,874	$11,651
2/28/2025	$11,703	$11,971	$11,766
3/31/2025	$11,529	$11,797	$11,567
4/30/2025	$11,464	$11,681	$11,474
5/31/2025	$11,420	$11,693	$11,481
6/30/2025	$11,475	$11,760	$11,553
7/31/2025	$11,410	$11,732	$11,529
8/31/2025	$11,510	$11,822	$11,630
9/30/2025	$11,787	$12,094	$11,899
10/31/2025	$11,920	$12,253	$12,046
11/30/2025	$11,955	$12,284	$12,074
12/31/2025	$11,967	$12,301	$12,085
1/31/2026	$12,035	$12,400	$12,198
2/28/2026	$12,182	$12,556	$12,350
3/31/2026	$11,991	$12,284	$12,063
4/30/2026	$12,117	$12,442	$12,202
5/31/2026	$12,173	$12,481	$12,247
6/30/2026	$12,265	$12,602	$12,365

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	6.88	1.11	2.06
Bloomberg Pennsylvania Municipal Bond Index	7.16	1.06	2.34
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$101,712,458
# of portfolio holdings	130
Portfolio turnover rate	27%
Total advisory fees paid	$237,932

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AA/Aa	43.4
A/A	35.5
BBB/Baa	15.7
BB/Ba	4.6
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.1
City of Pittsburgh, 4.25%, 9‑1‑2044	2.0
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1, 3.05%, 11‑1‑2061	2.0
Delaware Valley Regional Finance Authority Series B, 2.90%, 9‑1‑2059	2.0
Northampton County General Purpose Authority Lehigh University Series B, 2.67%, 11‑15‑2039	1.8
Commonwealth of Pennsylvania Series 1st, 5.00%, 8‑1‑2033	1.7
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Pennsylvania Turnpike Commission Series 2nd, 5.00%, 6‑1‑2043	1.6
Derry Area School District, 5.00%, 10‑1‑2045	1.6
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	21.7
1-3 years	10.6
3-5 years	15.6
5-10 years	32.3
10-20 years	14.2
20-30 years	5.6

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0216 06-26

Annual Shareholder Report

June 30, 2026

Short-Term Municipal Bond Fund

Class A

WSMAX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$63	0.62%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,800	$10,000	$10,000
7/31/2016	$9,819	$10,023	$10,006
8/31/2016	$9,828	$10,009	$10,020
9/30/2016	$9,808	$9,978	$9,970
10/31/2016	$9,808	$9,976	$9,865
11/30/2016	$9,699	$9,890	$9,497
12/31/2016	$9,699	$9,914	$9,609
1/31/2017	$9,729	$9,968	$9,672
2/28/2017	$9,750	$10,013	$9,739
3/31/2017	$9,761	$10,011	$9,760
4/30/2017	$9,792	$10,034	$9,831
5/31/2017	$9,812	$10,071	$9,987
6/30/2017	$9,813	$10,051	$9,951
7/31/2017	$9,844	$10,085	$10,032
8/31/2017	$9,874	$10,118	$10,108
9/30/2017	$9,874	$10,095	$10,057
10/31/2017	$9,883	$10,094	$10,081
11/30/2017	$9,863	$10,023	$10,027
12/31/2017	$9,864	$10,037	$10,132
1/31/2018	$9,875	$10,059	$10,013
2/28/2018	$9,877	$10,069	$9,983
3/31/2018	$9,869	$10,062	$10,020
4/30/2018	$9,872	$10,042	$9,984
5/31/2018	$9,904	$10,086	$10,098
6/30/2018	$9,927	$10,124	$10,107
7/31/2018	$9,949	$10,151	$10,131
8/31/2018	$9,951	$10,148	$10,157
9/30/2018	$9,933	$10,117	$10,092
10/31/2018	$9,926	$10,119	$10,030
11/30/2018	$9,971	$10,161	$10,141
12/31/2018	$10,005	$10,213	$10,262
1/31/2019	$10,039	$10,258	$10,340
2/28/2019	$10,063	$10,286	$10,395
3/31/2019	$10,098	$10,323	$10,559
4/30/2019	$10,112	$10,326	$10,599
5/31/2019	$10,157	$10,379	$10,745
6/30/2019	$10,182	$10,419	$10,785
7/31/2019	$10,216	$10,466	$10,872
8/31/2019	$10,240	$10,486	$11,043
9/30/2019	$10,222	$10,449	$10,955
10/31/2019	$10,246	$10,487	$10,974
11/30/2019	$10,259	$10,508	$11,002
12/31/2019	$10,272	$10,526	$11,035
1/31/2020	$10,325	$10,580	$11,234
2/29/2020	$10,358	$10,609	$11,378
3/31/2020	$10,173	$10,510	$10,966
4/30/2020	$10,165	$10,529	$10,828
5/31/2020	$10,279	$10,684	$11,173
6/30/2020	$10,332	$10,694	$11,264
7/31/2020	$10,374	$10,740	$11,454
8/31/2020	$10,395	$10,740	$11,400
9/30/2020	$10,406	$10,750	$11,403
10/31/2020	$10,396	$10,737	$11,369
11/30/2020	$10,438	$10,759	$11,540
12/31/2020	$10,459	$10,775	$11,610
1/31/2021	$10,491	$10,797	$11,684
2/28/2021	$10,449	$10,776	$11,499
3/31/2021	$10,459	$10,794	$11,570
4/30/2021	$10,480	$10,810	$11,667
5/31/2021	$10,489	$10,814	$11,702
6/30/2021	$10,489	$10,814	$11,734
7/31/2021	$10,519	$10,839	$11,831
8/31/2021	$10,507	$10,836	$11,788
9/30/2021	$10,484	$10,819	$11,703
10/31/2021	$10,471	$10,809	$11,668
11/30/2021	$10,479	$10,812	$11,768
12/31/2021	$10,477	$10,813	$11,787
1/31/2022	$10,357	$10,688	$11,464
2/28/2022	$10,325	$10,666	$11,423
3/31/2022	$10,218	$10,533	$11,053
4/30/2022	$10,121	$10,460	$10,747
5/31/2022	$10,196	$10,563	$10,907
6/30/2022	$10,164	$10,559	$10,728
7/31/2022	$10,250	$10,648	$11,011
8/31/2022	$10,167	$10,536	$10,770
9/30/2022	$10,041	$10,396	$10,357
10/31/2022	$10,023	$10,401	$10,271
11/30/2022	$10,166	$10,563	$10,751
12/31/2022	$10,181	$10,568	$10,782
1/31/2023	$10,302	$10,686	$11,091
2/28/2023	$10,200	$10,558	$10,841
3/31/2023	$10,301	$10,696	$11,081
4/30/2023	$10,295	$10,655	$11,056
5/31/2023	$10,268	$10,618	$10,960
6/30/2023	$10,319	$10,676	$11,070
7/31/2023	$10,338	$10,700	$11,114
8/31/2023	$10,324	$10,691	$10,954
9/30/2023	$10,257	$10,616	$10,633
10/31/2023	$10,256	$10,638	$10,542
11/30/2023	$10,452	$10,848	$11,211
12/31/2023	$10,551	$10,931	$11,472
1/31/2024	$10,549	$10,918	$11,413
2/29/2024	$10,570	$10,932	$11,428
3/31/2024	$10,591	$10,922	$11,428
4/30/2024	$10,568	$10,902	$11,286
5/31/2024	$10,578	$10,912	$11,253
6/30/2024	$10,654	$10,987	$11,425
7/31/2024	$10,730	$11,070	$11,530
8/31/2024	$10,807	$11,161	$11,621
9/30/2024	$10,851	$11,208	$11,735
10/31/2024	$10,817	$11,162	$11,564
11/30/2024	$10,873	$11,212	$11,764
12/31/2024	$10,850	$11,191	$11,593
1/31/2025	$10,894	$11,249	$11,651
2/28/2025	$10,950	$11,308	$11,766
3/31/2025	$10,939	$11,307	$11,567
4/30/2025	$10,917	$11,275	$11,474
5/31/2025	$10,973	$11,342	$11,481
6/30/2025	$11,029	$11,413	$11,553
7/31/2025	$11,086	$11,485	$11,529
8/31/2025	$11,142	$11,544	$11,630
9/30/2025	$11,187	$11,556	$11,899
10/31/2025	$11,198	$11,545	$12,046
11/30/2025	$11,221	$11,575	$12,074
12/31/2025	$11,256	$11,615	$12,085
1/31/2026	$11,312	$11,692	$12,198
2/28/2026	$11,370	$11,752	$12,350
3/31/2026	$11,289	$11,679	$12,063
4/30/2026	$11,325	$11,693	$12,202
5/31/2026	$11,359	$11,726	$12,247
6/30/2026	$11,395	$11,772	$12,365

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.31	1.67	1.52
Class A with Load	1.25	1.26	1.31
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3330 06-26

Annual Shareholder Report

June 30, 2026

Short-Term Municipal Bond Fund

Class C

WSSCX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.38%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,023	$10,023	$10,006
8/31/2016	$10,016	$10,009	$10,020
9/30/2016	$9,989	$9,978	$9,970
10/31/2016	$9,983	$9,976	$9,865
11/30/2016	$9,865	$9,890	$9,497
12/31/2016	$9,859	$9,914	$9,609
1/31/2017	$9,884	$9,968	$9,672
2/28/2017	$9,900	$10,013	$9,739
3/31/2017	$9,904	$10,011	$9,760
4/30/2017	$9,929	$10,034	$9,831
5/31/2017	$9,944	$10,071	$9,987
6/30/2017	$9,939	$10,051	$9,951
7/31/2017	$9,964	$10,085	$10,032
8/31/2017	$9,998	$10,118	$10,108
9/30/2017	$9,981	$10,095	$10,057
10/31/2017	$9,985	$10,094	$10,081
11/30/2017	$9,958	$10,023	$10,027
12/31/2017	$9,952	$10,037	$10,132
1/31/2018	$9,958	$10,059	$10,013
2/28/2018	$9,954	$10,069	$9,983
3/31/2018	$9,949	$10,062	$10,020
4/30/2018	$9,936	$10,042	$9,984
5/31/2018	$9,962	$10,086	$10,098
6/30/2018	$9,979	$10,124	$10,107
7/31/2018	$9,995	$10,151	$10,131
8/31/2018	$9,990	$10,148	$10,157
9/30/2018	$9,967	$10,117	$10,092
10/31/2018	$9,963	$10,119	$10,030
11/30/2018	$9,991	$10,161	$10,141
12/31/2018	$10,019	$10,213	$10,262
1/31/2019	$10,047	$10,258	$10,340
2/28/2019	$10,066	$10,286	$10,395
3/31/2019	$10,104	$10,323	$10,559
4/30/2019	$10,102	$10,326	$10,599
5/31/2019	$10,141	$10,379	$10,745
6/30/2019	$10,159	$10,419	$10,785
7/31/2019	$10,187	$10,466	$10,872
8/31/2019	$10,204	$10,486	$11,043
9/30/2019	$10,180	$10,449	$10,955
10/31/2019	$10,197	$10,487	$10,974
11/30/2019	$10,204	$10,508	$11,002
12/31/2019	$10,210	$10,526	$11,035
1/31/2020	$10,256	$10,580	$11,234
2/29/2020	$10,282	$10,609	$11,378
3/31/2020	$10,093	$10,510	$10,966
4/30/2020	$10,078	$10,529	$10,828
5/31/2020	$10,185	$10,684	$11,173
6/30/2020	$10,231	$10,694	$11,264
7/31/2020	$10,277	$10,740	$11,454
8/31/2020	$10,281	$10,740	$11,400
9/30/2020	$10,285	$10,750	$11,403
10/31/2020	$10,268	$10,737	$11,369
11/30/2020	$10,303	$10,759	$11,540
12/31/2020	$10,318	$10,775	$11,610
1/31/2021	$10,342	$10,797	$11,684
2/28/2021	$10,296	$10,776	$11,499
3/31/2021	$10,299	$10,794	$11,570
4/30/2021	$10,313	$10,810	$11,667
5/31/2021	$10,315	$10,814	$11,702
6/30/2021	$10,308	$10,814	$11,734
7/31/2021	$10,331	$10,839	$11,831
8/31/2021	$10,313	$10,836	$11,788
9/30/2021	$10,284	$10,819	$11,703
10/31/2021	$10,265	$10,809	$11,668
11/30/2021	$10,266	$10,812	$11,768
12/31/2021	$10,258	$10,813	$11,787
1/31/2022	$10,134	$10,688	$11,464
2/28/2022	$10,097	$10,666	$11,423
3/31/2022	$9,985	$10,533	$11,053
4/30/2022	$9,885	$10,460	$10,747
5/31/2022	$9,951	$10,563	$10,907
6/30/2022	$9,914	$10,559	$10,728
7/31/2022	$9,992	$10,648	$11,011
8/31/2022	$9,904	$10,536	$10,770
9/30/2022	$9,775	$10,396	$10,357
10/31/2022	$9,752	$10,401	$10,271
11/30/2022	$9,885	$10,563	$10,751
12/31/2022	$9,893	$10,568	$10,782
1/31/2023	$10,004	$10,686	$11,091
2/28/2023	$9,899	$10,558	$10,841
3/31/2023	$9,991	$10,696	$11,081
4/30/2023	$9,979	$10,655	$11,056
5/31/2023	$9,947	$10,618	$10,960
6/30/2023	$9,990	$10,676	$11,070
7/31/2023	$10,002	$10,700	$11,114
8/31/2023	$9,982	$10,691	$10,954
9/30/2023	$9,912	$10,616	$10,633
10/31/2023	$9,904	$10,638	$10,542
11/30/2023	$10,088	$10,848	$11,211
12/31/2023	$10,176	$10,931	$11,472
1/31/2024	$10,179	$10,918	$11,413
2/29/2024	$10,183	$10,932	$11,428
3/31/2024	$10,196	$10,922	$11,428
4/30/2024	$10,168	$10,902	$11,286
5/31/2024	$10,170	$10,912	$11,253
6/30/2024	$10,237	$10,987	$11,425
7/31/2024	$10,310	$11,070	$11,530
8/31/2024	$10,385	$11,161	$11,621
9/30/2024	$10,427	$11,208	$11,735
10/31/2024	$10,394	$11,162	$11,564
11/30/2024	$10,448	$11,212	$11,764
12/31/2024	$10,426	$11,191	$11,593
1/31/2025	$10,468	$11,249	$11,651
2/28/2025	$10,522	$11,308	$11,766
3/31/2025	$10,511	$11,307	$11,567
4/30/2025	$10,490	$11,275	$11,474
5/31/2025	$10,544	$11,342	$11,481
6/30/2025	$10,598	$11,413	$11,553
7/31/2025	$10,652	$11,485	$11,529
8/31/2025	$10,706	$11,544	$11,630
9/30/2025	$10,750	$11,556	$11,899
10/31/2025	$10,761	$11,545	$12,046
11/30/2025	$10,783	$11,575	$12,074
12/31/2025	$10,816	$11,615	$12,085
1/31/2026	$10,870	$11,692	$12,198
2/28/2026	$10,926	$11,752	$12,350
3/31/2026	$10,848	$11,679	$12,063
4/30/2026	$10,882	$11,693	$12,202
5/31/2026	$10,915	$11,726	$12,247
6/30/2026	$10,949	$11,772	$12,365

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	2.53	0.91	0.91
Class C with Load	1.53	0.91	0.91
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3509 06-26

Annual Shareholder Report

June 30, 2026

Short-Term Municipal Bond Fund

Class R6

WSSRX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,021	$10,023	$10,006
8/31/2016	$10,033	$10,009	$10,020
9/30/2016	$10,014	$9,978	$9,970
10/31/2016	$10,016	$9,976	$9,865
11/30/2016	$9,906	$9,890	$9,497
12/31/2016	$9,908	$9,914	$9,609
1/31/2017	$9,942	$9,968	$9,672
2/28/2017	$9,965	$10,013	$9,739
3/31/2017	$9,977	$10,011	$9,760
4/30/2017	$10,011	$10,034	$9,831
5/31/2017	$10,034	$10,071	$9,987
6/30/2017	$10,037	$10,051	$9,951
7/31/2017	$10,070	$10,085	$10,032
8/31/2017	$10,103	$10,118	$10,108
9/30/2017	$10,104	$10,095	$10,057
10/31/2017	$10,116	$10,094	$10,081
11/30/2017	$10,098	$10,023	$10,027
12/31/2017	$10,100	$10,037	$10,132
1/31/2018	$10,114	$10,059	$10,013
2/28/2018	$10,118	$10,069	$9,983
3/31/2018	$10,111	$10,062	$10,020
4/30/2018	$10,116	$10,042	$9,984
5/31/2018	$10,151	$10,086	$10,098
6/30/2018	$10,176	$10,124	$10,107
7/31/2018	$10,201	$10,151	$10,131
8/31/2018	$10,206	$10,148	$10,157
9/30/2018	$10,190	$10,117	$10,092
10/31/2018	$10,196	$10,119	$10,030
11/30/2018	$10,233	$10,161	$10,141
12/31/2018	$10,270	$10,213	$10,262
1/31/2019	$10,308	$10,258	$10,340
2/28/2019	$10,335	$10,286	$10,395
3/31/2019	$10,373	$10,323	$10,559
4/30/2019	$10,390	$10,326	$10,599
5/31/2019	$10,439	$10,379	$10,745
6/30/2019	$10,467	$10,419	$10,785
7/31/2019	$10,504	$10,466	$10,872
8/31/2019	$10,531	$10,486	$11,043
9/30/2019	$10,516	$10,449	$10,955
10/31/2019	$10,542	$10,487	$10,974
11/30/2019	$10,559	$10,508	$11,002
12/31/2019	$10,574	$10,526	$11,035
1/31/2020	$10,631	$10,580	$11,234
2/29/2020	$10,667	$10,609	$11,378
3/31/2020	$10,480	$10,510	$10,966
4/30/2020	$10,474	$10,529	$10,828
5/31/2020	$10,594	$10,684	$11,173
6/30/2020	$10,650	$10,694	$11,264
7/31/2020	$10,696	$10,740	$11,454
8/31/2020	$10,721	$10,740	$11,400
9/30/2020	$10,724	$10,750	$11,403
10/31/2020	$10,726	$10,737	$11,369
11/30/2020	$10,772	$10,759	$11,540
12/31/2020	$10,796	$10,775	$11,610
1/31/2021	$10,831	$10,797	$11,684
2/28/2021	$10,791	$10,776	$11,499
3/31/2021	$10,804	$10,794	$11,570
4/30/2021	$10,828	$10,810	$11,667
5/31/2021	$10,840	$10,814	$11,702
6/30/2021	$10,842	$10,814	$11,734
7/31/2021	$10,875	$10,839	$11,831
8/31/2021	$10,865	$10,836	$11,788
9/30/2021	$10,844	$10,819	$11,703
10/31/2021	$10,833	$10,809	$11,668
11/30/2021	$10,845	$10,812	$11,768
12/31/2021	$10,845	$10,813	$11,787
1/31/2022	$10,724	$10,688	$11,464
2/28/2022	$10,693	$10,666	$11,423
3/31/2022	$10,585	$10,533	$11,053
4/30/2022	$10,487	$10,460	$10,747
5/31/2022	$10,555	$10,563	$10,907
6/30/2022	$10,536	$10,559	$10,728
7/31/2022	$10,628	$10,648	$11,011
8/31/2022	$10,544	$10,536	$10,770
9/30/2022	$10,416	$10,396	$10,357
10/31/2022	$10,400	$10,401	$10,271
11/30/2022	$10,550	$10,563	$10,751
12/31/2022	$10,568	$10,568	$10,782
1/31/2023	$10,685	$10,686	$11,091
2/28/2023	$10,593	$10,558	$10,841
3/31/2023	$10,700	$10,696	$11,081
4/30/2023	$10,697	$10,655	$11,056
5/31/2023	$10,672	$10,618	$10,960
6/30/2023	$10,716	$10,676	$11,070
7/31/2023	$10,737	$10,700	$11,114
8/31/2023	$10,737	$10,691	$10,954
9/30/2023	$10,670	$10,616	$10,633
10/31/2023	$10,660	$10,638	$10,542
11/30/2023	$10,878	$10,848	$11,211
12/31/2023	$10,983	$10,931	$11,472
1/31/2024	$10,984	$10,918	$11,413
2/29/2024	$11,008	$10,932	$11,428
3/31/2024	$11,032	$10,922	$11,428
4/30/2024	$11,011	$10,902	$11,286
5/31/2024	$11,024	$10,912	$11,253
6/30/2024	$11,105	$10,987	$11,425
7/31/2024	$11,176	$11,070	$11,530
8/31/2024	$11,270	$11,161	$11,621
9/30/2024	$11,319	$11,208	$11,735
10/31/2024	$11,286	$11,162	$11,564
11/30/2024	$11,347	$11,212	$11,764
12/31/2024	$11,326	$11,191	$11,593
1/31/2025	$11,374	$11,249	$11,651
2/28/2025	$11,435	$11,308	$11,766
3/31/2025	$11,414	$11,307	$11,567
4/30/2025	$11,405	$11,275	$11,474
5/31/2025	$11,454	$11,342	$11,481
6/30/2025	$11,527	$11,413	$11,553
7/31/2025	$11,588	$11,485	$11,529
8/31/2025	$11,650	$11,544	$11,630
9/30/2025	$11,700	$11,556	$11,899
10/31/2025	$11,702	$11,545	$12,046
11/30/2025	$11,741	$11,575	$12,074
12/31/2025	$11,768	$11,615	$12,085
1/31/2026	$11,841	$11,692	$12,198
2/28/2026	$11,905	$11,752	$12,350
3/31/2026	$11,823	$11,679	$12,063
4/30/2026	$11,862	$11,693	$12,202
5/31/2026	$11,901	$11,726	$12,247
6/30/2026	$11,941	$11,772	$12,365

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.59	1.95	1.79
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4813 06-26

Annual Shareholder Report

June 30, 2026

Short-Term Municipal Bond Fund

Institutional Class

WSBIX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance during the period were duration, credit allocation, particularly to AAA- and AA-rated names, as well as allocation to the general obligation, electric, and hospital sectors while security selection in the housing sector detracted. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,021	$10,023	$10,006
8/31/2016	$10,033	$10,009	$10,020
9/30/2016	$10,014	$9,978	$9,970
10/31/2016	$10,016	$9,976	$9,865
11/30/2016	$9,906	$9,890	$9,497
12/31/2016	$9,908	$9,914	$9,609
1/31/2017	$9,942	$9,968	$9,672
2/28/2017	$9,965	$10,013	$9,739
3/31/2017	$9,977	$10,011	$9,760
4/30/2017	$10,011	$10,034	$9,831
5/31/2017	$10,034	$10,071	$9,987
6/30/2017	$10,037	$10,051	$9,951
7/31/2017	$10,070	$10,085	$10,032
8/31/2017	$10,103	$10,118	$10,108
9/30/2017	$10,104	$10,095	$10,057
10/31/2017	$10,116	$10,094	$10,081
11/30/2017	$10,098	$10,023	$10,027
12/31/2017	$10,100	$10,037	$10,132
1/31/2018	$10,114	$10,059	$10,013
2/28/2018	$10,118	$10,069	$9,983
3/31/2018	$10,111	$10,062	$10,020
4/30/2018	$10,116	$10,042	$9,984
5/31/2018	$10,151	$10,086	$10,098
6/30/2018	$10,176	$10,124	$10,107
7/31/2018	$10,201	$10,151	$10,131
8/31/2018	$10,205	$10,148	$10,157
9/30/2018	$10,189	$10,117	$10,092
10/31/2018	$10,184	$10,119	$10,030
11/30/2018	$10,221	$10,161	$10,141
12/31/2018	$10,268	$10,213	$10,262
1/31/2019	$10,305	$10,258	$10,340
2/28/2019	$10,332	$10,286	$10,395
3/31/2019	$10,369	$10,323	$10,559
4/30/2019	$10,386	$10,326	$10,599
5/31/2019	$10,424	$10,379	$10,745
6/30/2019	$10,462	$10,419	$10,785
7/31/2019	$10,499	$10,466	$10,872
8/31/2019	$10,525	$10,486	$11,043
9/30/2019	$10,509	$10,449	$10,955
10/31/2019	$10,525	$10,487	$10,974
11/30/2019	$10,551	$10,508	$11,002
12/31/2019	$10,566	$10,526	$11,035
1/31/2020	$10,623	$10,580	$11,234
2/29/2020	$10,658	$10,609	$11,378
3/31/2020	$10,471	$10,510	$10,966
4/30/2020	$10,464	$10,529	$10,828
5/31/2020	$10,584	$10,684	$11,173
6/30/2020	$10,639	$10,694	$11,264
7/31/2020	$10,686	$10,740	$11,454
8/31/2020	$10,709	$10,740	$11,400
9/30/2020	$10,712	$10,750	$11,403
10/31/2020	$10,714	$10,737	$11,369
11/30/2020	$10,759	$10,759	$11,540
12/31/2020	$10,783	$10,775	$11,610
1/31/2021	$10,818	$10,797	$11,684
2/28/2021	$10,777	$10,776	$11,499
3/31/2021	$10,789	$10,794	$11,570
4/30/2021	$10,813	$10,810	$11,667
5/31/2021	$10,824	$10,814	$11,702
6/30/2021	$10,826	$10,814	$11,734
7/31/2021	$10,848	$10,839	$11,831
8/31/2021	$10,849	$10,836	$11,788
9/30/2021	$10,816	$10,819	$11,703
10/31/2021	$10,816	$10,809	$11,668
11/30/2021	$10,826	$10,812	$11,768
12/31/2021	$10,826	$10,813	$11,787
1/31/2022	$10,705	$10,688	$11,464
2/28/2022	$10,674	$10,666	$11,423
3/31/2022	$10,565	$10,533	$11,053
4/30/2022	$10,467	$10,460	$10,747
5/31/2022	$10,535	$10,563	$10,907
6/30/2022	$10,516	$10,559	$10,728
7/31/2022	$10,606	$10,648	$11,011
8/31/2022	$10,522	$10,536	$10,770
9/30/2022	$10,394	$10,396	$10,357
10/31/2022	$10,378	$10,401	$10,271
11/30/2022	$10,527	$10,563	$10,751
12/31/2022	$10,545	$10,568	$10,782
1/31/2023	$10,661	$10,686	$11,091
2/28/2023	$10,568	$10,558	$10,841
3/31/2023	$10,675	$10,696	$11,081
4/30/2023	$10,660	$10,655	$11,056
5/31/2023	$10,635	$10,618	$10,960
6/30/2023	$10,689	$10,676	$11,070
7/31/2023	$10,710	$10,700	$11,114
8/31/2023	$10,710	$10,691	$10,954
9/30/2023	$10,631	$10,616	$10,633
10/31/2023	$10,632	$10,638	$10,542
11/30/2023	$10,849	$10,848	$11,211
12/31/2023	$10,942	$10,931	$11,472
1/31/2024	$10,953	$10,918	$11,413
2/29/2024	$10,978	$10,932	$11,428
3/31/2024	$10,989	$10,922	$11,428
4/30/2024	$10,980	$10,902	$11,286
5/31/2024	$10,992	$10,912	$11,253
6/30/2024	$11,073	$10,987	$11,425
7/31/2024	$11,142	$11,070	$11,530
8/31/2024	$11,236	$11,161	$11,621
9/30/2024	$11,284	$11,208	$11,735
10/31/2024	$11,251	$11,162	$11,564
11/30/2024	$11,311	$11,212	$11,764
12/31/2024	$11,290	$11,191	$11,593
1/31/2025	$11,337	$11,249	$11,651
2/28/2025	$11,398	$11,308	$11,766
3/31/2025	$11,376	$11,307	$11,567
4/30/2025	$11,366	$11,275	$11,474
5/31/2025	$11,415	$11,342	$11,481
6/30/2025	$11,487	$11,413	$11,553
7/31/2025	$11,548	$11,485	$11,529
8/31/2025	$11,608	$11,544	$11,630
9/30/2025	$11,658	$11,556	$11,899
10/31/2025	$11,660	$11,545	$12,046
11/30/2025	$11,686	$11,575	$12,074
12/31/2025	$11,724	$11,615	$12,085
1/31/2026	$11,797	$11,692	$12,198
2/28/2026	$11,859	$11,752	$12,350
3/31/2026	$11,777	$11,679	$12,063
4/30/2026	$11,816	$11,693	$12,202
5/31/2026	$11,854	$11,726	$12,247
6/30/2026	$11,894	$11,772	$12,365

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.54	1.90	1.75
Bloomberg 1-3 Year Composite Municipal Bond Index	3.15	1.71	1.64
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,121,146,031
# of portfolio holdings	560
Portfolio turnover rate	34%
Total advisory fees paid	$4,519,753

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	5.2
AA/Aa	33.9
A/A	34.6
BBB/Baa	17.0
BB/Ba	2.3
B/B	0.4
CCC/Caa and below	0.7
Not Rated	5.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
City of Andover Series A, 3.50%, 10‑1‑2028	1.3
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	1.0
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	1.0
Black Belt Energy Gas District Series C, 5.00%, 5‑1‑2055	0.9
State of Illinois Series D, 5.00%, 11‑1‑2027	0.9
Louisiana PFA Waste Pro USA, Inc. AMT, 4.38%, 5‑1‑2053	0.9
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMT, 3.88%, 6‑1‑2053	0.9
Connecticut HFA Series A-3, 3.05%, 5‑15‑2052	0.9
Bay Area Toll Authority Series D, 2.97%, 4‑1‑2056	0.9
Southern California Public Power Authority Anaheim Electric System Revenue Series A, 5.00%, 4‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	36.4
1-3 years	29.6
3-5 years	25.2
5-10 years	8.7
10-20 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3161 06-26

Annual Shareholder Report

June 30, 2026

Strategic Municipal Bond Fund

Class A

VMPAX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,597	$10,000	$10,000
7/31/2016	$9,617	$10,024	$10,006
8/31/2016	$9,637	$10,019	$10,020
9/30/2016	$9,626	$9,989	$9,970
10/31/2016	$9,604	$9,943	$9,865
11/30/2016	$9,454	$9,700	$9,497
12/31/2016	$9,471	$9,757	$9,609
1/31/2017	$9,506	$9,834	$9,672
2/28/2017	$9,541	$9,898	$9,739
3/31/2017	$9,566	$9,906	$9,760
4/30/2017	$9,612	$9,965	$9,831
5/31/2017	$9,669	$10,060	$9,987
6/30/2017	$9,660	$10,027	$9,951
7/31/2017	$9,705	$10,091	$10,032
8/31/2017	$9,761	$10,144	$10,108
9/30/2017	$9,752	$10,092	$10,057
10/31/2017	$9,764	$10,095	$10,081
11/30/2017	$9,743	$10,000	$10,027
12/31/2017	$9,769	$10,053	$10,132
1/31/2018	$9,750	$10,013	$10,013
2/28/2018	$9,754	$9,994	$9,983
3/31/2018	$9,757	$9,997	$10,020
4/30/2018	$9,762	$9,968	$9,984
5/31/2018	$9,821	$10,049	$10,098
6/30/2018	$9,836	$10,077	$10,107
7/31/2018	$9,861	$10,112	$10,131
8/31/2018	$9,877	$10,116	$10,157
9/30/2018	$9,849	$10,068	$10,092
10/31/2018	$9,821	$10,049	$10,030
11/30/2018	$9,882	$10,129	$10,141
12/31/2018	$9,966	$10,223	$10,262
1/31/2019	$10,027	$10,308	$10,340
2/28/2019	$10,068	$10,353	$10,395
3/31/2019	$10,141	$10,432	$10,559
4/30/2019	$10,158	$10,441	$10,599
5/31/2019	$10,241	$10,547	$10,745
6/30/2019	$10,269	$10,593	$10,785
7/31/2019	$10,330	$10,668	$10,872
8/31/2019	$10,402	$10,743	$11,043
9/30/2019	$10,362	$10,664	$10,955
10/31/2019	$10,377	$10,703	$10,974
11/30/2019	$10,393	$10,727	$11,002
12/31/2019	$10,416	$10,758	$11,035
1/31/2020	$10,522	$10,884	$11,234
2/29/2020	$10,605	$10,952	$11,378
3/31/2020	$10,258	$10,693	$10,966
4/30/2020	$10,183	$10,672	$10,828
5/31/2020	$10,393	$10,936	$11,173
6/30/2020	$10,499	$10,979	$11,264
7/31/2020	$10,617	$11,098	$11,454
8/31/2020	$10,620	$11,082	$11,400
9/30/2020	$10,634	$11,094	$11,403
10/31/2020	$10,612	$11,071	$11,369
11/30/2020	$10,694	$11,146	$11,540
12/31/2020	$10,742	$11,185	$11,610
1/31/2021	$10,802	$11,224	$11,684
2/28/2021	$10,711	$11,120	$11,499
3/31/2021	$10,747	$11,162	$11,570
4/30/2021	$10,794	$11,209	$11,667
5/31/2021	$10,817	$11,214	$11,702
6/30/2021	$10,841	$11,219	$11,734
7/31/2021	$10,887	$11,284	$11,831
8/31/2021	$10,875	$11,273	$11,788
9/30/2021	$10,817	$11,222	$11,703
10/31/2021	$10,793	$11,192	$11,668
11/30/2021	$10,840	$11,219	$11,768
12/31/2021	$10,839	$11,233	$11,787
1/31/2022	$10,651	$10,996	$11,464
2/28/2022	$10,594	$10,964	$11,423
3/31/2022	$10,395	$10,729	$11,053
4/30/2022	$10,222	$10,563	$10,747
5/31/2022	$10,307	$10,707	$10,907
6/30/2022	$10,227	$10,668	$10,728
7/31/2022	$10,383	$10,853	$11,011
8/31/2022	$10,257	$10,691	$10,770
9/30/2022	$10,036	$10,427	$10,357
10/31/2022	$9,994	$10,406	$10,271
11/30/2022	$10,224	$10,683	$10,751
12/31/2022	$10,241	$10,726	$10,782
1/31/2023	$10,425	$10,926	$11,091
2/28/2023	$10,289	$10,737	$10,841
3/31/2023	$10,414	$10,923	$11,081
4/30/2023	$10,409	$10,882	$11,056
5/31/2023	$10,367	$10,793	$10,960
6/30/2023	$10,435	$10,864	$11,070
7/31/2023	$10,454	$10,899	$11,114
8/31/2023	$10,414	$10,827	$10,954
9/30/2023	$10,241	$10,652	$10,633
10/31/2023	$10,189	$10,636	$10,542
11/30/2023	$10,538	$11,025	$11,211
12/31/2023	$10,692	$11,190	$11,472
1/31/2024	$10,700	$11,155	$11,413
2/29/2024	$10,722	$11,163	$11,428
3/31/2024	$10,743	$11,149	$11,428
4/30/2024	$10,691	$11,063	$11,286
5/31/2024	$10,689	$10,999	$11,253
6/30/2024	$10,809	$11,115	$11,425
7/31/2024	$10,880	$11,217	$11,530
8/31/2024	$10,966	$11,341	$11,621
9/30/2024	$11,051	$11,417	$11,735
10/31/2024	$10,962	$11,300	$11,564
11/30/2024	$11,060	$11,396	$11,764
12/31/2024	$10,996	$11,317	$11,593
1/31/2025	$11,030	$11,392	$11,651
2/28/2025	$11,103	$11,489	$11,766
3/31/2025	$11,027	$11,408	$11,567
4/30/2025	$10,989	$11,348	$11,474
5/31/2025	$11,013	$11,442	$11,481
6/30/2025	$11,061	$11,538	$11,553
7/31/2025	$11,085	$11,609	$11,529
8/31/2025	$11,160	$11,701	$11,630
9/30/2025	$11,286	$11,793	$11,899
10/31/2025	$11,336	$11,825	$12,046
11/30/2025	$11,360	$11,851	$12,074
12/31/2025	$11,385	$11,884	$12,085
1/31/2026	$11,471	$11,997	$12,198
2/28/2026	$11,573	$12,102	$12,350
3/31/2026	$11,405	$11,868	$12,063
4/30/2026	$11,482	$11,926	$12,202
5/31/2026	$11,520	$11,955	$12,247
6/30/2026	$11,572	$12,013	$12,365

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.62	1.31	1.89
Class A with Load	0.38	0.49	1.47
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4313 06-26

Annual Shareholder Report

June 30, 2026

Strategic Municipal Bond Fund

Class C

DHICX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$157	1.54%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,014	$10,024	$10,006
8/31/2016	$10,028	$10,019	$10,020
9/30/2016	$10,010	$9,989	$9,970
10/31/2016	$9,992	$9,943	$9,865
11/30/2016	$9,820	$9,700	$9,497
12/31/2016	$9,832	$9,757	$9,609
1/31/2017	$9,862	$9,834	$9,672
2/28/2017	$9,892	$9,898	$9,739
3/31/2017	$9,912	$9,906	$9,760
4/30/2017	$9,954	$9,965	$9,831
5/31/2017	$10,006	$10,060	$9,987
6/30/2017	$9,990	$10,027	$9,951
7/31/2017	$10,031	$10,091	$10,032
8/31/2017	$10,082	$10,144	$10,108
9/30/2017	$10,066	$10,092	$10,057
10/31/2017	$10,072	$10,095	$10,081
11/30/2017	$10,045	$10,000	$10,027
12/31/2017	$10,064	$10,053	$10,132
1/31/2018	$10,039	$10,013	$10,013
2/28/2018	$10,037	$9,994	$9,983
3/31/2018	$10,046	$9,997	$10,020
4/30/2018	$10,033	$9,968	$9,984
5/31/2018	$10,087	$10,049	$10,098
6/30/2018	$10,096	$10,077	$10,107
7/31/2018	$10,115	$10,112	$10,131
8/31/2018	$10,125	$10,116	$10,157
9/30/2018	$10,090	$10,068	$10,092
10/31/2018	$10,056	$10,049	$10,030
11/30/2018	$10,112	$10,129	$10,141
12/31/2018	$10,191	$10,223	$10,262
1/31/2019	$10,247	$10,308	$10,340
2/28/2019	$10,282	$10,353	$10,395
3/31/2019	$10,350	$10,432	$10,559
4/30/2019	$10,361	$10,441	$10,599
5/31/2019	$10,439	$10,547	$10,745
6/30/2019	$10,462	$10,593	$10,785
7/31/2019	$10,517	$10,668	$10,872
8/31/2019	$10,583	$10,743	$11,043
9/30/2019	$10,536	$10,664	$10,955
10/31/2019	$10,545	$10,703	$10,974
11/30/2019	$10,554	$10,727	$11,002
12/31/2019	$10,571	$10,758	$11,035
1/31/2020	$10,671	$10,884	$11,234
2/29/2020	$10,750	$10,952	$11,378
3/31/2020	$10,392	$10,693	$10,966
4/30/2020	$10,310	$10,672	$10,828
5/31/2020	$10,515	$10,936	$11,173
6/30/2020	$10,615	$10,979	$11,264
7/31/2020	$10,728	$11,098	$11,454
8/31/2020	$10,724	$11,082	$11,400
9/30/2020	$10,731	$11,094	$11,403
10/31/2020	$10,714	$11,071	$11,369
11/30/2020	$10,779	$11,146	$11,540
12/31/2020	$10,820	$11,185	$11,610
1/31/2021	$10,873	$11,224	$11,684
2/28/2021	$10,776	$11,120	$11,499
3/31/2021	$10,805	$11,162	$11,570
4/30/2021	$10,845	$11,209	$11,667
5/31/2021	$10,862	$11,214	$11,702
6/30/2021	$10,879	$11,219	$11,734
7/31/2021	$10,918	$11,284	$11,831
8/31/2021	$10,899	$11,273	$11,788
9/30/2021	$10,846	$11,222	$11,703
10/31/2021	$10,816	$11,192	$11,668
11/30/2021	$10,844	$11,219	$11,768
12/31/2021	$10,836	$11,233	$11,787
1/31/2022	$10,642	$10,996	$11,464
2/28/2022	$10,579	$10,964	$11,423
3/31/2022	$10,375	$10,729	$11,053
4/30/2022	$10,196	$10,563	$10,747
5/31/2022	$10,274	$10,707	$10,907
6/30/2022	$10,189	$10,668	$10,728
7/31/2022	$10,337	$10,853	$11,011
8/31/2022	$10,206	$10,691	$10,770
9/30/2022	$9,981	$10,427	$10,357
10/31/2022	$9,932	$10,406	$10,271
11/30/2022	$10,154	$10,683	$10,751
12/31/2022	$10,165	$10,726	$10,782
1/31/2023	$10,340	$10,926	$11,091
2/28/2023	$10,200	$10,737	$10,841
3/31/2023	$10,317	$10,923	$11,081
4/30/2023	$10,305	$10,882	$11,056
5/31/2023	$10,246	$10,793	$10,960
6/30/2023	$10,318	$10,864	$11,070
7/31/2023	$10,331	$10,899	$11,114
8/31/2023	$10,285	$10,827	$10,954
9/30/2023	$10,109	$10,652	$10,633
10/31/2023	$10,039	$10,636	$10,542
11/30/2023	$10,387	$11,025	$11,211
12/31/2023	$10,533	$11,190	$11,472
1/31/2024	$10,534	$11,155	$11,413
2/29/2024	$10,549	$11,163	$11,428
3/31/2024	$10,563	$11,149	$11,428
4/30/2024	$10,506	$11,063	$11,286
5/31/2024	$10,497	$10,999	$11,253
6/30/2024	$10,608	$11,115	$11,425
7/31/2024	$10,678	$11,217	$11,530
8/31/2024	$10,762	$11,341	$11,621
9/30/2024	$10,845	$11,417	$11,735
10/31/2024	$10,758	$11,300	$11,564
11/30/2024	$10,854	$11,396	$11,764
12/31/2024	$10,792	$11,317	$11,593
1/31/2025	$10,825	$11,392	$11,651
2/28/2025	$10,897	$11,489	$11,766
3/31/2025	$10,822	$11,408	$11,567
4/30/2025	$10,784	$11,348	$11,474
5/31/2025	$10,808	$11,442	$11,481
6/30/2025	$10,856	$11,538	$11,553
7/31/2025	$10,879	$11,609	$11,529
8/31/2025	$10,953	$11,701	$11,630
9/30/2025	$11,076	$11,793	$11,899
10/31/2025	$11,125	$11,825	$12,046
11/30/2025	$11,149	$11,851	$12,074
12/31/2025	$11,173	$11,884	$12,085
1/31/2026	$11,258	$11,997	$12,198
2/28/2026	$11,358	$12,102	$12,350
3/31/2026	$11,193	$11,868	$12,063
4/30/2026	$11,269	$11,926	$12,202
5/31/2026	$11,306	$11,955	$12,247
6/30/2026	$11,357	$12,013	$12,365

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.83	0.56	1.28
Class C with Load	2.83	0.56	1.28
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4503 06-26

Annual Shareholder Report

June 30, 2026

Strategic Municipal Bond Fund

Class R6

VMPRX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,021	$10,024	$10,006
8/31/2016	$10,032	$10,019	$10,020
9/30/2016	$10,021	$9,989	$9,970
10/31/2016	$10,011	$9,943	$9,865
11/30/2016	$9,855	$9,700	$9,497
12/31/2016	$9,863	$9,757	$9,609
1/31/2017	$9,901	$9,834	$9,672
2/28/2017	$9,939	$9,898	$9,739
3/31/2017	$9,965	$9,906	$9,760
4/30/2017	$10,015	$9,965	$9,831
5/31/2017	$10,086	$10,060	$9,987
6/30/2017	$10,067	$10,027	$9,951
7/31/2017	$10,115	$10,091	$10,032
8/31/2017	$10,175	$10,144	$10,108
9/30/2017	$10,166	$10,092	$10,057
10/31/2017	$10,180	$10,095	$10,081
11/30/2017	$10,171	$10,000	$10,027
12/31/2017	$10,187	$10,053	$10,132
1/31/2018	$10,181	$10,013	$10,013
2/28/2018	$10,186	$9,994	$9,983
3/31/2018	$10,190	$9,997	$10,020
4/30/2018	$10,185	$9,968	$9,984
5/31/2018	$10,259	$10,049	$10,098
6/30/2018	$10,276	$10,077	$10,107
7/31/2018	$10,292	$10,112	$10,131
8/31/2018	$10,311	$10,116	$10,157
9/30/2018	$10,285	$10,068	$10,092
10/31/2018	$10,259	$10,049	$10,030
11/30/2018	$10,327	$10,129	$10,141
12/31/2018	$10,417	$10,223	$10,262
1/31/2019	$10,485	$10,308	$10,340
2/28/2019	$10,530	$10,353	$10,395
3/31/2019	$10,621	$10,432	$10,559
4/30/2019	$10,643	$10,441	$10,599
5/31/2019	$10,722	$10,547	$10,745
6/30/2019	$10,766	$10,593	$10,785
7/31/2019	$10,822	$10,668	$10,872
8/31/2019	$10,900	$10,743	$11,043
9/30/2019	$10,861	$10,664	$10,955
10/31/2019	$10,881	$10,703	$10,974
11/30/2019	$10,901	$10,727	$11,002
12/31/2019	$10,929	$10,758	$11,035
1/31/2020	$11,044	$10,884	$11,234
2/29/2020	$11,135	$10,952	$11,378
3/31/2020	$10,773	$10,693	$10,966
4/30/2020	$10,698	$10,672	$10,828
5/31/2020	$10,922	$10,936	$11,173
6/30/2020	$11,036	$10,979	$11,264
7/31/2020	$11,164	$11,098	$11,454
8/31/2020	$11,171	$11,082	$11,400
9/30/2020	$11,189	$11,094	$11,403
10/31/2020	$11,170	$11,071	$11,369
11/30/2020	$11,260	$11,146	$11,540
12/31/2020	$11,314	$11,185	$11,610
1/31/2021	$11,380	$11,224	$11,684
2/28/2021	$11,288	$11,120	$11,499
3/31/2021	$11,330	$11,162	$11,570
4/30/2021	$11,382	$11,209	$11,667
5/31/2021	$11,411	$11,214	$11,702
6/30/2021	$11,440	$11,219	$11,734
7/31/2021	$11,492	$11,284	$11,831
8/31/2021	$11,483	$11,273	$11,788
9/30/2021	$11,425	$11,222	$11,703
10/31/2021	$11,404	$11,192	$11,668
11/30/2021	$11,457	$11,219	$11,768
12/31/2021	$11,460	$11,233	$11,787
1/31/2022	$11,264	$10,996	$11,464
2/28/2022	$11,207	$10,964	$11,423
3/31/2022	$11,001	$10,729	$11,053
4/30/2022	$10,820	$10,563	$10,747
5/31/2022	$10,914	$10,707	$10,907
6/30/2022	$10,833	$10,668	$10,728
7/31/2022	$11,002	$10,853	$11,011
8/31/2022	$10,871	$10,691	$10,770
9/30/2022	$10,641	$10,427	$10,357
10/31/2022	$10,600	$10,406	$10,271
11/30/2022	$10,847	$10,683	$10,751
12/31/2022	$10,882	$10,726	$10,782
1/31/2023	$11,067	$10,926	$11,091
2/28/2023	$10,926	$10,737	$10,841
3/31/2023	$11,063	$10,923	$11,081
4/30/2023	$11,060	$10,882	$11,056
5/31/2023	$11,020	$10,793	$10,960
6/30/2023	$11,095	$10,864	$11,070
7/31/2023	$11,119	$10,899	$11,114
8/31/2023	$11,080	$10,827	$10,954
9/30/2023	$10,900	$10,652	$10,633
10/31/2023	$10,847	$10,636	$10,542
11/30/2023	$11,222	$11,025	$11,211
12/31/2023	$11,390	$11,190	$11,472
1/31/2024	$11,402	$11,155	$11,413
2/29/2024	$11,428	$11,163	$11,428
3/31/2024	$11,454	$11,149	$11,428
4/30/2024	$11,403	$11,063	$11,286
5/31/2024	$11,403	$10,999	$11,253
6/30/2024	$11,522	$11,115	$11,425
7/31/2024	$11,615	$11,217	$11,530
8/31/2024	$11,710	$11,341	$11,621
9/30/2024	$11,804	$11,417	$11,735
10/31/2024	$11,713	$11,300	$11,564
11/30/2024	$11,821	$11,396	$11,764
12/31/2024	$11,757	$11,317	$11,593
1/31/2025	$11,797	$11,392	$11,651
2/28/2025	$11,879	$11,489	$11,766
3/31/2025	$11,800	$11,408	$11,567
4/30/2025	$11,763	$11,348	$11,474
5/31/2025	$11,792	$11,442	$11,481
6/30/2025	$11,862	$11,538	$11,553
7/31/2025	$11,878	$11,609	$11,529
8/31/2025	$11,961	$11,701	$11,630
9/30/2025	$12,100	$11,793	$11,899
10/31/2025	$12,171	$11,825	$12,046
11/30/2025	$12,187	$11,851	$12,074
12/31/2025	$12,231	$11,884	$12,085
1/31/2026	$12,314	$11,997	$12,198
2/28/2026	$12,427	$12,102	$12,350
3/31/2026	$12,250	$11,868	$12,063
4/30/2026	$12,337	$11,926	$12,202
5/31/2026	$12,396	$11,955	$12,247
6/30/2026	$12,442	$12,013	$12,365

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	4.89	1.69	2.21
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the former Administrator Class shares, and includes the higher expenses applicable to the former Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4814 06-26

Annual Shareholder Report

June 30, 2026

Strategic Municipal Bond Fund

Institutional Class

STRIX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.47%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.Top contributors to Fund performance were duration and credit positioning, particularly in A- and AA-rated names, as well as allocation within the education, general obligation, and transportation sectors. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,023	$10,024	$10,006
8/31/2016	$10,036	$10,019	$10,020
9/30/2016	$10,038	$9,989	$9,970
10/31/2016	$10,018	$9,943	$9,865
11/30/2016	$9,864	$9,700	$9,497
12/31/2016	$9,885	$9,757	$9,609
1/31/2017	$9,913	$9,834	$9,672
2/28/2017	$9,964	$9,898	$9,739
3/31/2017	$9,981	$9,906	$9,760
4/30/2017	$10,032	$9,965	$9,831
5/31/2017	$10,106	$10,060	$9,987
6/30/2017	$10,099	$10,027	$9,951
7/31/2017	$10,149	$10,091	$10,032
8/31/2017	$10,210	$10,144	$10,108
9/30/2017	$10,203	$10,092	$10,057
10/31/2017	$10,219	$10,095	$10,081
11/30/2017	$10,201	$10,000	$10,027
12/31/2017	$10,219	$10,053	$10,132
1/31/2018	$10,214	$10,013	$10,013
2/28/2018	$10,220	$9,994	$9,983
3/31/2018	$10,227	$9,997	$10,020
4/30/2018	$10,234	$9,968	$9,984
5/31/2018	$10,299	$10,049	$10,098
6/30/2018	$10,317	$10,077	$10,107
7/31/2018	$10,347	$10,112	$10,131
8/31/2018	$10,366	$10,116	$10,157
9/30/2018	$10,328	$10,068	$10,092
10/31/2018	$10,313	$10,049	$10,030
11/30/2018	$10,381	$10,129	$10,141
12/31/2018	$10,472	$10,223	$10,262
1/31/2019	$10,539	$10,308	$10,340
2/28/2019	$10,584	$10,353	$10,395
3/31/2019	$10,664	$10,432	$10,559
4/30/2019	$10,684	$10,441	$10,599
5/31/2019	$10,775	$10,547	$10,745
6/30/2019	$10,808	$10,593	$10,785
7/31/2019	$10,875	$10,668	$10,872
8/31/2019	$10,954	$10,743	$11,043
9/30/2019	$10,914	$10,664	$10,955
10/31/2019	$10,933	$10,703	$10,974
11/30/2019	$10,953	$10,727	$11,002
12/31/2019	$10,980	$10,758	$11,035
1/31/2020	$11,095	$10,884	$11,234
2/29/2020	$11,174	$10,952	$11,378
3/31/2020	$10,822	$10,693	$10,966
4/30/2020	$10,746	$10,672	$10,828
5/31/2020	$10,971	$10,936	$11,173
6/30/2020	$11,085	$10,979	$11,264
7/31/2020	$11,201	$11,098	$11,454
8/31/2020	$11,220	$11,082	$11,400
9/30/2020	$11,225	$11,094	$11,403
10/31/2020	$11,218	$11,071	$11,369
11/30/2020	$11,308	$11,146	$11,540
12/31/2020	$11,361	$11,185	$11,610
1/31/2021	$11,428	$11,224	$11,684
2/28/2021	$11,335	$11,120	$11,499
3/31/2021	$11,363	$11,162	$11,570
4/30/2021	$11,428	$11,209	$11,667
5/31/2021	$11,456	$11,214	$11,702
6/30/2021	$11,472	$11,219	$11,734
7/31/2021	$11,537	$11,284	$11,831
8/31/2021	$11,527	$11,273	$11,788
9/30/2021	$11,469	$11,222	$11,703
10/31/2021	$11,447	$11,192	$11,668
11/30/2021	$11,499	$11,219	$11,768
12/31/2021	$11,502	$11,233	$11,787
1/31/2022	$11,293	$10,996	$11,464
2/28/2022	$11,248	$10,964	$11,423
3/31/2022	$11,027	$10,729	$11,053
4/30/2022	$10,858	$10,563	$10,747
5/31/2022	$10,952	$10,707	$10,907
6/30/2022	$10,871	$10,668	$10,728
7/31/2022	$11,039	$10,853	$11,011
8/31/2022	$10,908	$10,691	$10,770
9/30/2022	$10,677	$10,427	$10,357
10/31/2022	$10,634	$10,406	$10,271
11/30/2022	$10,882	$10,683	$10,751
12/31/2022	$10,904	$10,726	$10,782
1/31/2023	$11,102	$10,926	$11,091
2/28/2023	$10,960	$10,737	$10,841
3/31/2023	$11,096	$10,923	$11,081
4/30/2023	$11,094	$10,882	$11,056
5/31/2023	$11,040	$10,793	$10,960
6/30/2023	$11,128	$10,864	$11,070
7/31/2023	$11,151	$10,899	$11,114
8/31/2023	$11,099	$10,827	$10,954
9/30/2023	$10,930	$10,652	$10,633
10/31/2023	$10,864	$10,636	$10,542
11/30/2023	$11,252	$11,025	$11,211
12/31/2023	$11,420	$11,190	$11,472
1/31/2024	$11,432	$11,155	$11,413
2/29/2024	$11,458	$11,163	$11,428
3/31/2024	$11,483	$11,149	$11,428
4/30/2024	$11,432	$11,063	$11,286
5/31/2024	$11,432	$10,999	$11,253
6/30/2024	$11,550	$11,115	$11,425
7/31/2024	$11,643	$11,217	$11,530
8/31/2024	$11,737	$11,341	$11,621
9/30/2024	$11,818	$11,417	$11,735
10/31/2024	$11,740	$11,300	$11,564
11/30/2024	$11,848	$11,396	$11,764
12/31/2024	$11,769	$11,317	$11,593
1/31/2025	$11,823	$11,392	$11,651
2/28/2025	$11,904	$11,489	$11,766
3/31/2025	$11,824	$11,408	$11,567
4/30/2025	$11,787	$11,348	$11,474
5/31/2025	$11,816	$11,442	$11,481
6/30/2025	$11,871	$11,538	$11,553
7/31/2025	$11,886	$11,609	$11,529
8/31/2025	$11,970	$11,701	$11,630
9/30/2025	$12,122	$11,793	$11,899
10/31/2025	$12,179	$11,825	$12,046
11/30/2025	$12,208	$11,851	$12,074
12/31/2025	$12,238	$11,884	$12,085
1/31/2026	$12,334	$11,997	$12,198
2/28/2026	$12,447	$12,102	$12,350
3/31/2026	$12,269	$11,868	$12,063
4/30/2026	$12,341	$11,926	$12,202
5/31/2026	$12,400	$11,955	$12,247
6/30/2026	$12,459	$12,013	$12,365

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	4.95	1.66	2.22
Bloomberg Short-Intermediate Municipal Bond Index	4.12	1.38	1.85
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,934,937,055
# of portfolio holdings	896
Portfolio turnover rate	15%
Total advisory fees paid	$7,051,265

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	3.0
AA/Aa	31.8
A/A	26.7
BBB/Baa	20.0
BB/Ba	7.4
B/B	1.3
Not Rated	9.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
PFA Series 202, 3.15%, 1‑15‑2046	1.0
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.8
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.8
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	23.2
1-3 years	20.7
3-5 years	18.5
5-10 years	28.1
10-20 years	9.2
20-30 years	0.2
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3171 06-26

Annual Shareholder Report

June 30, 2026

Ultra Short-Term Municipal Income Fund

Class A

SMAVX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$49	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,800	$10,000	$10,000	$10,000
7/31/2016	$9,803	$10,009	$10,017	$10,006
8/31/2016	$9,807	$10,004	$10,002	$10,020
9/30/2016	$9,791	$9,995	$9,981	$9,970
10/31/2016	$9,796	$10,001	$9,988	$9,865
11/30/2016	$9,749	$9,981	$9,945	$9,497
12/31/2016	$9,744	$9,992	$9,964	$9,609
1/31/2017	$9,759	$10,012	$10,001	$9,672
2/28/2017	$9,764	$10,030	$10,033	$9,739
3/31/2017	$9,769	$10,032	$10,033	$9,760
4/30/2017	$9,785	$10,043	$10,049	$9,831
5/31/2017	$9,801	$10,054	$10,068	$9,987
6/30/2017	$9,796	$10,052	$10,060	$9,951
7/31/2017	$9,813	$10,067	$10,084	$10,032
8/31/2017	$9,828	$10,081	$10,106	$10,108
9/30/2017	$9,833	$10,077	$10,094	$10,057
10/31/2017	$9,839	$10,081	$10,095	$10,081
11/30/2017	$9,824	$10,061	$10,050	$10,027
12/31/2017	$9,831	$10,068	$10,056	$10,132
1/31/2018	$9,838	$10,086	$10,084	$10,013
2/28/2018	$9,836	$10,098	$10,102	$9,983
3/31/2018	$9,844	$10,099	$10,094	$10,020
4/30/2018	$9,843	$10,100	$10,085	$9,984
5/31/2018	$9,863	$10,122	$10,118	$10,098
6/30/2018	$9,882	$10,144	$10,154	$10,107
7/31/2018	$9,890	$10,161	$10,175	$10,131
8/31/2018	$9,900	$10,165	$10,171	$10,157
9/30/2018	$9,899	$10,162	$10,152	$10,092
10/31/2018	$9,899	$10,173	$10,161	$10,030
11/30/2018	$9,921	$10,196	$10,193	$10,141
12/31/2018	$9,943	$10,224	$10,231	$10,262
1/31/2019	$9,964	$10,248	$10,263	$10,340
2/28/2019	$9,975	$10,267	$10,286	$10,395
3/31/2019	$9,997	$10,289	$10,314	$10,559
4/30/2019	$10,009	$10,301	$10,322	$10,599
5/31/2019	$10,031	$10,328	$10,360	$10,745
6/30/2019	$10,043	$10,352	$10,392	$10,785
7/31/2019	$10,064	$10,377	$10,427	$10,872
8/31/2019	$10,075	$10,392	$10,441	$11,043
9/30/2019	$10,075	$10,388	$10,419	$10,955
10/31/2019	$10,086	$10,409	$10,449	$10,974
11/30/2019	$10,096	$10,423	$10,468	$11,002
12/31/2019	$10,106	$10,436	$10,483	$11,035
1/31/2020	$10,137	$10,460	$10,520	$11,234
2/29/2020	$10,146	$10,475	$10,541	$11,378
3/31/2020	$10,096	$10,453	$10,489	$10,966
4/30/2020	$10,076	$10,466	$10,513	$10,828
5/31/2020	$10,137	$10,519	$10,617	$11,173
6/30/2020	$10,156	$10,519	$10,617	$11,264
7/31/2020	$10,173	$10,532	$10,643	$11,454
8/31/2020	$10,177	$10,533	$10,645	$11,400
9/30/2020	$10,182	$10,537	$10,653	$11,403
10/31/2020	$10,175	$10,533	$10,645	$11,369
11/30/2020	$10,200	$10,540	$10,658	$11,540
12/31/2020	$10,204	$10,544	$10,667	$11,610
1/31/2021	$10,217	$10,553	$10,685	$11,684
2/28/2021	$10,209	$10,551	$10,681	$11,499
3/31/2021	$10,212	$10,555	$10,689	$11,570
4/30/2021	$10,215	$10,559	$10,697	$11,667
5/31/2021	$10,217	$10,561	$10,701	$11,702
6/30/2021	$10,220	$10,561	$10,700	$11,734
7/31/2021	$10,232	$10,567	$10,714	$11,831
8/31/2021	$10,223	$10,566	$10,711	$11,788
9/30/2021	$10,213	$10,561	$10,700	$11,703
10/31/2021	$10,204	$10,560	$10,698	$11,668
11/30/2021	$10,205	$10,561	$10,701	$11,768
12/31/2021	$10,206	$10,561	$10,700	$11,787
1/31/2022	$10,154	$10,526	$10,629	$11,464
2/28/2022	$10,135	$10,519	$10,616	$11,423
3/31/2022	$10,085	$10,476	$10,527	$11,053
4/30/2022	$10,046	$10,455	$10,485	$10,747
5/31/2022	$10,083	$10,496	$10,565	$10,907
6/30/2022	$10,078	$10,501	$10,568	$10,728
7/31/2022	$10,117	$10,534	$10,625	$11,011
8/31/2022	$10,083	$10,500	$10,541	$10,770
9/30/2022	$10,028	$10,463	$10,450	$10,357
10/31/2022	$10,039	$10,481	$10,464	$10,271
11/30/2022	$10,115	$10,555	$10,584	$10,751
12/31/2022	$10,127	$10,569	$10,579	$10,782
1/31/2023	$10,183	$10,629	$10,668	$11,091
2/28/2023	$10,154	$10,601	$10,578	$10,841
3/31/2023	$10,221	$10,676	$10,691	$11,081
4/30/2023	$10,212	$10,679	$10,660	$11,056
5/31/2023	$10,215	$10,693	$10,649	$10,960
6/30/2023	$10,262	$10,738	$10,699	$11,070
7/31/2023	$10,289	$10,770	$10,722	$11,114
8/31/2023	$10,296	$10,798	$10,734	$10,954
9/30/2023	$10,283	$10,797	$10,690	$10,633
10/31/2023	$10,316	$10,834	$10,719	$10,542
11/30/2023	$10,412	$10,933	$10,874	$11,211
12/31/2023	$10,467	$10,988	$10,938	$11,472
1/31/2024	$10,488	$10,999	$10,934	$11,413
2/29/2024	$10,509	$11,018	$10,951	$11,428
3/31/2024	$10,530	$11,033	$10,950	$11,428
4/30/2024	$10,541	$11,050	$10,952	$11,286
5/31/2024	$10,573	$11,079	$10,978	$11,253
6/30/2024	$10,629	$11,125	$11,040	$11,425
7/31/2024	$10,685	$11,175	$11,113	$11,530
8/31/2024	$10,732	$11,226	$11,186	$11,621
9/30/2024	$10,768	$11,259	$11,221	$11,735
10/31/2024	$10,759	$11,260	$11,193	$11,564
11/30/2024	$10,806	$11,295	$11,237	$11,764
12/31/2024	$10,809	$11,308	$11,234	$11,593
1/31/2025	$10,856	$11,348	$11,293	$11,651
2/28/2025	$10,892	$11,382	$11,340	$11,766
3/31/2025	$10,907	$11,401	$11,352	$11,567
4/30/2025	$10,912	$11,407	$11,332	$11,474
5/31/2025	$10,949	$11,446	$11,387	$11,481
6/30/2025	$10,998	$11,487	$11,446	$11,553
7/31/2025	$11,046	$11,526	$11,504	$11,529
8/31/2025	$11,084	$11,561	$11,550	$11,630
9/30/2025	$11,110	$11,578	$11,559	$11,899
10/31/2025	$11,113	$11,587	$11,553	$12,046
11/30/2025	$11,138	$11,616	$11,586	$12,074
12/31/2025	$11,176	$11,648	$11,623	$12,085
1/31/2026	$11,208	$11,688	$11,688	$12,198
2/28/2026	$11,254	$11,721	$11,736	$12,350
3/31/2026	$11,231	$11,712	$11,697	$12,063
4/30/2026	$11,257	$11,731	$11,707	$12,202
5/31/2026	$11,281	$11,758	$11,742	$12,247
6/30/2026	$11,306	$11,792	$11,786	$12,365

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.80	2.04	1.44
Class A with Load	0.74	1.63	1.23
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3011 06-26

Annual Shareholder Report

June 30, 2026

Ultra Short-Term Municipal Income Fund

Class A2

WFUNX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A2	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,004	$10,009	$10,017	$10,006
8/31/2016	$10,007	$10,004	$10,002	$10,020
9/30/2016	$9,991	$9,995	$9,981	$9,970
10/31/2016	$9,996	$10,001	$9,988	$9,865
11/30/2016	$9,948	$9,981	$9,945	$9,497
12/31/2016	$9,943	$9,992	$9,964	$9,609
1/31/2017	$9,958	$10,012	$10,001	$9,672
2/28/2017	$9,964	$10,030	$10,033	$9,739
3/31/2017	$9,968	$10,032	$10,033	$9,760
4/30/2017	$9,985	$10,043	$10,049	$9,831
5/31/2017	$10,001	$10,054	$10,068	$9,987
6/30/2017	$9,996	$10,052	$10,060	$9,951
7/31/2017	$10,013	$10,067	$10,084	$10,032
8/31/2017	$10,028	$10,081	$10,106	$10,108
9/30/2017	$10,033	$10,077	$10,094	$10,057
10/31/2017	$10,039	$10,081	$10,095	$10,081
11/30/2017	$10,024	$10,061	$10,050	$10,027
12/31/2017	$10,031	$10,068	$10,056	$10,132
1/31/2018	$10,039	$10,086	$10,084	$10,013
2/28/2018	$10,036	$10,098	$10,102	$9,983
3/31/2018	$10,045	$10,099	$10,094	$10,020
4/30/2018	$10,044	$10,100	$10,085	$9,984
5/31/2018	$10,064	$10,122	$10,118	$10,098
6/30/2018	$10,084	$10,144	$10,154	$10,107
7/31/2018	$10,092	$10,161	$10,175	$10,131
8/31/2018	$10,102	$10,165	$10,171	$10,157
9/30/2018	$10,101	$10,162	$10,152	$10,092
10/31/2018	$10,101	$10,173	$10,161	$10,030
11/30/2018	$10,124	$10,196	$10,193	$10,141
12/31/2018	$10,146	$10,224	$10,231	$10,262
1/31/2019	$10,167	$10,248	$10,263	$10,340
2/28/2019	$10,179	$10,267	$10,286	$10,395
3/31/2019	$10,201	$10,289	$10,314	$10,559
4/30/2019	$10,213	$10,301	$10,322	$10,599
5/31/2019	$10,235	$10,328	$10,360	$10,745
6/30/2019	$10,248	$10,352	$10,392	$10,785
7/31/2019	$10,270	$10,377	$10,427	$10,872
8/31/2019	$10,281	$10,392	$10,441	$11,043
9/30/2019	$10,281	$10,388	$10,419	$10,955
10/31/2019	$10,292	$10,409	$10,449	$10,974
11/30/2019	$10,302	$10,423	$10,468	$11,002
12/31/2019	$10,312	$10,436	$10,483	$11,035
1/31/2020	$10,343	$10,460	$10,520	$11,234
2/29/2020	$10,353	$10,475	$10,541	$11,378
3/31/2020	$10,302	$10,453	$10,489	$10,966
4/30/2020	$10,282	$10,466	$10,513	$10,828
5/31/2020	$10,344	$10,519	$10,617	$11,173
6/30/2020	$10,362	$10,519	$10,617	$11,264
7/31/2020	$10,379	$10,532	$10,643	$11,454
8/31/2020	$10,384	$10,533	$10,645	$11,400
9/30/2020	$10,388	$10,537	$10,653	$11,403
10/31/2020	$10,392	$10,533	$10,645	$11,369
11/30/2020	$10,407	$10,540	$10,658	$11,540
12/31/2020	$10,411	$10,544	$10,667	$11,610
1/31/2021	$10,424	$10,553	$10,685	$11,684
2/28/2021	$10,416	$10,551	$10,681	$11,499
3/31/2021	$10,419	$10,555	$10,689	$11,570
4/30/2021	$10,422	$10,559	$10,697	$11,667
5/31/2021	$10,424	$10,561	$10,701	$11,702
6/30/2021	$10,427	$10,561	$10,700	$11,734
7/31/2021	$10,439	$10,567	$10,714	$11,831
8/31/2021	$10,430	$10,566	$10,711	$11,788
9/30/2021	$10,420	$10,561	$10,700	$11,703
10/31/2021	$10,411	$10,560	$10,698	$11,668
11/30/2021	$10,412	$10,561	$10,701	$11,768
12/31/2021	$10,413	$10,561	$10,700	$11,787
1/31/2022	$10,360	$10,526	$10,629	$11,464
2/28/2022	$10,340	$10,519	$10,616	$11,423
3/31/2022	$10,289	$10,476	$10,527	$11,053
4/30/2022	$10,250	$10,455	$10,485	$10,747
5/31/2022	$10,288	$10,496	$10,565	$10,907
6/30/2022	$10,285	$10,501	$10,568	$10,728
7/31/2022	$10,325	$10,534	$10,625	$11,011
8/31/2022	$10,291	$10,500	$10,541	$10,770
9/30/2022	$10,236	$10,463	$10,450	$10,357
10/31/2022	$10,248	$10,481	$10,464	$10,271
11/30/2022	$10,326	$10,555	$10,584	$10,751
12/31/2022	$10,340	$10,569	$10,579	$10,782
1/31/2023	$10,397	$10,629	$10,668	$11,091
2/28/2023	$10,358	$10,601	$10,578	$10,841
3/31/2023	$10,438	$10,676	$10,691	$11,081
4/30/2023	$10,430	$10,679	$10,660	$11,056
5/31/2023	$10,434	$10,693	$10,649	$10,960
6/30/2023	$10,483	$10,738	$10,699	$11,070
7/31/2023	$10,511	$10,770	$10,722	$11,114
8/31/2023	$10,519	$10,798	$10,734	$10,954
9/30/2023	$10,507	$10,797	$10,690	$10,633
10/31/2023	$10,541	$10,834	$10,719	$10,542
11/30/2023	$10,641	$10,933	$10,874	$11,211
12/31/2023	$10,697	$10,988	$10,938	$11,472
1/31/2024	$10,719	$10,999	$10,934	$11,413
2/29/2024	$10,742	$11,018	$10,951	$11,428
3/31/2024	$10,765	$11,033	$10,950	$11,428
4/30/2024	$10,776	$11,050	$10,952	$11,286
5/31/2024	$10,810	$11,079	$10,978	$11,253
6/30/2024	$10,868	$11,125	$11,040	$11,425
7/31/2024	$10,927	$11,175	$11,113	$11,530
8/31/2024	$10,975	$11,226	$11,186	$11,621
9/30/2024	$11,013	$11,259	$11,221	$11,735
10/31/2024	$11,016	$11,260	$11,193	$11,564
11/30/2024	$11,054	$11,295	$11,237	$11,764
12/31/2024	$11,058	$11,308	$11,234	$11,593
1/31/2025	$11,106	$11,348	$11,293	$11,651
2/28/2025	$11,144	$11,382	$11,340	$11,766
3/31/2025	$11,160	$11,401	$11,352	$11,567
4/30/2025	$11,166	$11,407	$11,332	$11,474
5/31/2025	$11,204	$11,446	$11,387	$11,481
6/30/2025	$11,255	$11,487	$11,446	$11,553
7/31/2025	$11,305	$11,526	$11,504	$11,529
8/31/2025	$11,344	$11,561	$11,550	$11,630
9/30/2025	$11,371	$11,578	$11,559	$11,899
10/31/2025	$11,386	$11,587	$11,553	$12,046
11/30/2025	$11,413	$11,616	$11,586	$12,074
12/31/2025	$11,441	$11,648	$11,623	$12,085
1/31/2026	$11,486	$11,688	$11,688	$12,198
2/28/2026	$11,523	$11,721	$11,736	$12,350
3/31/2026	$11,500	$11,712	$11,697	$12,063
4/30/2026	$11,528	$11,731	$11,707	$12,202
5/31/2026	$11,553	$11,758	$11,742	$12,247
6/30/2026	$11,579	$11,792	$11,786	$12,365

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	2.88	2.12	1.48
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5102 06-26

Annual Shareholder Report

June 30, 2026

Ultra Short-Term Municipal Income Fund

Class R6

WUSRX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class R6	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,006	$10,009	$10,017	$10,006
8/31/2016	$10,012	$10,004	$10,002	$10,020
9/30/2016	$9,999	$9,995	$9,981	$9,970
10/31/2016	$10,006	$10,001	$9,988	$9,865
11/30/2016	$9,960	$9,981	$9,945	$9,497
12/31/2016	$9,958	$9,992	$9,964	$9,609
1/31/2017	$9,976	$10,012	$10,001	$9,672
2/28/2017	$9,983	$10,030	$10,033	$9,739
3/31/2017	$9,991	$10,032	$10,033	$9,760
4/30/2017	$10,010	$10,043	$10,049	$9,831
5/31/2017	$10,028	$10,054	$10,068	$9,987
6/30/2017	$10,036	$10,052	$10,060	$9,951
7/31/2017	$10,045	$10,067	$10,084	$10,032
8/31/2017	$10,063	$10,081	$10,106	$10,108
9/30/2017	$10,071	$10,077	$10,094	$10,057
10/31/2017	$10,080	$10,081	$10,095	$10,081
11/30/2017	$10,067	$10,061	$10,050	$10,027
12/31/2017	$10,077	$10,068	$10,056	$10,132
1/31/2018	$10,087	$10,086	$10,084	$10,013
2/28/2018	$10,097	$10,098	$10,102	$9,983
3/31/2018	$10,097	$10,099	$10,094	$10,020
4/30/2018	$10,099	$10,100	$10,085	$9,984
5/31/2018	$10,122	$10,122	$10,118	$10,098
6/30/2018	$10,144	$10,144	$10,154	$10,107
7/31/2018	$10,166	$10,161	$10,175	$10,131
8/31/2018	$10,179	$10,165	$10,171	$10,157
9/30/2018	$10,171	$10,162	$10,152	$10,092
10/31/2018	$10,184	$10,173	$10,161	$10,030
11/30/2018	$10,199	$10,196	$10,193	$10,141
12/31/2018	$10,224	$10,224	$10,231	$10,262
1/31/2019	$10,249	$10,248	$10,263	$10,340
2/28/2019	$10,263	$10,267	$10,286	$10,395
3/31/2019	$10,289	$10,289	$10,314	$10,559
4/30/2019	$10,293	$10,301	$10,322	$10,599
5/31/2019	$10,330	$10,328	$10,360	$10,745
6/30/2019	$10,345	$10,352	$10,392	$10,785
7/31/2019	$10,370	$10,377	$10,427	$10,872
8/31/2019	$10,384	$10,392	$10,441	$11,043
9/30/2019	$10,388	$10,388	$10,419	$10,955
10/31/2019	$10,402	$10,409	$10,449	$10,974
11/30/2019	$10,415	$10,423	$10,468	$11,002
12/31/2019	$10,429	$10,436	$10,483	$11,035
1/31/2020	$10,463	$10,460	$10,520	$11,234
2/29/2020	$10,476	$10,475	$10,541	$11,378
3/31/2020	$10,427	$10,453	$10,489	$10,966
4/30/2020	$10,410	$10,466	$10,513	$10,828
5/31/2020	$10,476	$10,519	$10,617	$11,173
6/30/2020	$10,497	$10,519	$10,617	$11,264
7/31/2020	$10,517	$10,532	$10,643	$11,454
8/31/2020	$10,525	$10,533	$10,645	$11,400
9/30/2020	$10,532	$10,537	$10,653	$11,403
10/31/2020	$10,528	$10,533	$10,645	$11,369
11/30/2020	$10,556	$10,540	$10,658	$11,540
12/31/2020	$10,562	$10,544	$10,667	$11,610
1/31/2021	$10,579	$10,553	$10,685	$11,684
2/28/2021	$10,562	$10,551	$10,681	$11,499
3/31/2021	$10,578	$10,555	$10,689	$11,570
4/30/2021	$10,584	$10,559	$10,697	$11,667
5/31/2021	$10,589	$10,561	$10,701	$11,702
6/30/2021	$10,594	$10,561	$10,700	$11,734
7/31/2021	$10,610	$10,567	$10,714	$11,831
8/31/2021	$10,603	$10,566	$10,711	$11,788
9/30/2021	$10,596	$10,561	$10,700	$11,703
10/31/2021	$10,589	$10,560	$10,698	$11,668
11/30/2021	$10,593	$10,561	$10,701	$11,768
12/31/2021	$10,597	$10,561	$10,700	$11,787
1/31/2022	$10,545	$10,526	$10,629	$11,464
2/28/2022	$10,528	$10,519	$10,616	$11,423
3/31/2022	$10,478	$10,476	$10,527	$11,053
4/30/2022	$10,440	$10,455	$10,485	$10,747
5/31/2022	$10,481	$10,496	$10,565	$10,907
6/30/2022	$10,479	$10,501	$10,568	$10,728
7/31/2022	$10,521	$10,534	$10,625	$11,011
8/31/2022	$10,478	$10,500	$10,541	$10,770
9/30/2022	$10,434	$10,463	$10,450	$10,357
10/31/2022	$10,438	$10,481	$10,464	$10,271
11/30/2022	$10,530	$10,555	$10,584	$10,751
12/31/2022	$10,545	$10,569	$10,579	$10,782
1/31/2023	$10,606	$10,629	$10,668	$11,091
2/28/2023	$10,567	$10,601	$10,578	$10,841
3/31/2023	$10,651	$10,676	$10,691	$11,081
4/30/2023	$10,645	$10,679	$10,660	$11,056
5/31/2023	$10,650	$10,693	$10,649	$10,960
6/30/2023	$10,702	$10,738	$10,699	$11,070
7/31/2023	$10,722	$10,770	$10,722	$11,114
8/31/2023	$10,743	$10,798	$10,734	$10,954
9/30/2023	$10,732	$10,797	$10,690	$10,633
10/31/2023	$10,768	$10,834	$10,719	$10,542
11/30/2023	$10,872	$10,933	$10,874	$11,211
12/31/2023	$10,932	$10,988	$10,938	$11,472
1/31/2024	$10,956	$10,999	$10,934	$11,413
2/29/2024	$10,982	$11,018	$10,951	$11,428
3/31/2024	$11,006	$11,033	$10,950	$11,428
4/30/2024	$11,020	$11,050	$10,952	$11,286
5/31/2024	$11,057	$11,079	$10,978	$11,253
6/30/2024	$11,117	$11,125	$11,040	$11,425
7/31/2024	$11,179	$11,175	$11,113	$11,530
8/31/2024	$11,231	$11,226	$11,186	$11,621
9/30/2024	$11,271	$11,259	$11,221	$11,735
10/31/2024	$11,265	$11,260	$11,193	$11,564
11/30/2024	$11,317	$11,295	$11,237	$11,764
12/31/2024	$11,323	$11,308	$11,234	$11,593
1/31/2025	$11,375	$11,348	$11,293	$11,651
2/28/2025	$11,415	$11,382	$11,340	$11,766
3/31/2025	$11,433	$11,401	$11,352	$11,567
4/30/2025	$11,441	$11,407	$11,332	$11,474
5/31/2025	$11,482	$11,446	$11,387	$11,481
6/30/2025	$11,536	$11,487	$11,446	$11,553
7/31/2025	$11,589	$11,526	$11,504	$11,529
8/31/2025	$11,631	$11,561	$11,550	$11,630
9/30/2025	$11,661	$11,578	$11,559	$11,899
10/31/2025	$11,666	$11,587	$11,553	$12,046
11/30/2025	$11,696	$11,616	$11,586	$12,074
12/31/2025	$11,738	$11,648	$11,623	$12,085
1/31/2026	$11,775	$11,688	$11,688	$12,198
2/28/2026	$11,826	$11,721	$11,736	$12,350
3/31/2026	$11,805	$11,712	$11,697	$12,063
4/30/2026	$11,835	$11,731	$11,707	$12,202
5/31/2026	$11,863	$11,758	$11,742	$12,247
6/30/2026	$11,892	$11,792	$11,786	$12,365

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.08	2.34	1.75
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4815 06-26

Annual Shareholder Report

June 30, 2026

Ultra Short-Term Municipal Income Fund

Institutional Class

SMAIX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady.

Top contributors to Fund performance were duration and credit positioning, particularly AAA- and AA-rated names, as well as allocation within the general obligation, hospital, and electric sectors, while security selection within the housing sector offset some gains. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000	$10,000
7/31/2016	$10,006	$10,009	$10,017	$10,006
8/31/2016	$10,012	$10,004	$10,002	$10,020
9/30/2016	$9,999	$9,995	$9,981	$9,970
10/31/2016	$10,006	$10,001	$9,988	$9,865
11/30/2016	$9,960	$9,981	$9,945	$9,497
12/31/2016	$9,958	$9,992	$9,964	$9,609
1/31/2017	$9,976	$10,012	$10,001	$9,672
2/28/2017	$9,983	$10,030	$10,033	$9,739
3/31/2017	$9,991	$10,032	$10,033	$9,760
4/30/2017	$10,010	$10,043	$10,049	$9,831
5/31/2017	$10,028	$10,054	$10,068	$9,987
6/30/2017	$10,036	$10,052	$10,060	$9,951
7/31/2017	$10,045	$10,067	$10,084	$10,032
8/31/2017	$10,063	$10,081	$10,106	$10,108
9/30/2017	$10,071	$10,077	$10,094	$10,057
10/31/2017	$10,080	$10,081	$10,095	$10,081
11/30/2017	$10,067	$10,061	$10,050	$10,027
12/31/2017	$10,077	$10,068	$10,056	$10,132
1/31/2018	$10,087	$10,086	$10,084	$10,013
2/28/2018	$10,097	$10,098	$10,102	$9,983
3/31/2018	$10,097	$10,099	$10,094	$10,020
4/30/2018	$10,099	$10,100	$10,085	$9,984
5/31/2018	$10,122	$10,122	$10,118	$10,098
6/30/2018	$10,144	$10,144	$10,154	$10,107
7/31/2018	$10,166	$10,161	$10,175	$10,131
8/31/2018	$10,168	$10,165	$10,171	$10,157
9/30/2018	$10,170	$10,162	$10,152	$10,092
10/31/2018	$10,172	$10,173	$10,161	$10,030
11/30/2018	$10,197	$10,196	$10,193	$10,141
12/31/2018	$10,222	$10,224	$10,231	$10,262
1/31/2019	$10,246	$10,248	$10,263	$10,340
2/28/2019	$10,260	$10,267	$10,286	$10,395
3/31/2019	$10,285	$10,289	$10,314	$10,559
4/30/2019	$10,300	$10,301	$10,322	$10,599
5/31/2019	$10,325	$10,328	$10,360	$10,745
6/30/2019	$10,340	$10,352	$10,392	$10,785
7/31/2019	$10,365	$10,377	$10,427	$10,872
8/31/2019	$10,379	$10,392	$10,441	$11,043
9/30/2019	$10,382	$10,388	$10,419	$10,955
10/31/2019	$10,406	$10,409	$10,449	$10,974
11/30/2019	$10,419	$10,423	$10,468	$11,002
12/31/2019	$10,432	$10,436	$10,483	$11,035
1/31/2020	$10,455	$10,460	$10,520	$11,234
2/29/2020	$10,467	$10,475	$10,541	$11,378
3/31/2020	$10,418	$10,453	$10,489	$10,966
4/30/2020	$10,411	$10,466	$10,513	$10,828
5/31/2020	$10,466	$10,519	$10,617	$11,173
6/30/2020	$10,487	$10,519	$10,617	$11,264
7/31/2020	$10,507	$10,532	$10,643	$11,454
8/31/2020	$10,514	$10,533	$10,645	$11,400
9/30/2020	$10,520	$10,537	$10,653	$11,403
10/31/2020	$10,527	$10,533	$10,645	$11,369
11/30/2020	$10,544	$10,540	$10,658	$11,540
12/31/2020	$10,550	$10,544	$10,667	$11,610
1/31/2021	$10,566	$10,553	$10,685	$11,684
2/28/2021	$10,560	$10,551	$10,681	$11,499
3/31/2021	$10,564	$10,555	$10,689	$11,570
4/30/2021	$10,570	$10,559	$10,697	$11,667
5/31/2021	$10,574	$10,561	$10,701	$11,702
6/30/2021	$10,579	$10,561	$10,700	$11,734
7/31/2021	$10,594	$10,567	$10,714	$11,831
8/31/2021	$10,587	$10,566	$10,711	$11,788
9/30/2021	$10,579	$10,561	$10,700	$11,703
10/31/2021	$10,572	$10,560	$10,698	$11,668
11/30/2021	$10,575	$10,561	$10,701	$11,768
12/31/2021	$10,579	$10,561	$10,700	$11,787
1/31/2022	$10,527	$10,526	$10,629	$11,464
2/28/2022	$10,509	$10,519	$10,616	$11,423
3/31/2022	$10,459	$10,476	$10,527	$11,053
4/30/2022	$10,421	$10,455	$10,485	$10,747
5/31/2022	$10,461	$10,496	$10,565	$10,907
6/30/2022	$10,458	$10,501	$10,568	$10,728
7/31/2022	$10,512	$10,534	$10,625	$11,011
8/31/2022	$10,467	$10,500	$10,541	$10,770
9/30/2022	$10,413	$10,463	$10,450	$10,357
10/31/2022	$10,427	$10,481	$10,464	$10,271
11/30/2022	$10,507	$10,555	$10,584	$10,751
12/31/2022	$10,522	$10,569	$10,579	$10,782
1/31/2023	$10,593	$10,629	$10,668	$11,091
2/28/2023	$10,554	$10,601	$10,578	$10,841
3/31/2023	$10,626	$10,676	$10,691	$11,081
4/30/2023	$10,620	$10,679	$10,660	$11,056
5/31/2023	$10,624	$10,693	$10,649	$10,960
6/30/2023	$10,676	$10,738	$10,699	$11,070
7/31/2023	$10,706	$10,770	$10,722	$11,114
8/31/2023	$10,715	$10,798	$10,734	$10,954
9/30/2023	$10,704	$10,797	$10,690	$10,633
10/31/2023	$10,740	$10,834	$10,719	$10,542
11/30/2023	$10,843	$10,933	$10,874	$11,211
12/31/2023	$10,902	$10,988	$10,938	$11,472
1/31/2024	$10,926	$10,999	$10,934	$11,413
2/29/2024	$10,951	$11,018	$10,951	$11,428
3/31/2024	$10,975	$11,033	$10,950	$11,428
4/30/2024	$11,000	$11,050	$10,952	$11,286
5/31/2024	$11,025	$11,079	$10,978	$11,253
6/30/2024	$11,085	$11,125	$11,040	$11,425
7/31/2024	$11,146	$11,175	$11,113	$11,530
8/31/2024	$11,197	$11,226	$11,186	$11,621
9/30/2024	$11,237	$11,259	$11,221	$11,735
10/31/2024	$11,242	$11,260	$11,193	$11,564
11/30/2024	$11,282	$11,295	$11,237	$11,764
12/31/2024	$11,287	$11,308	$11,234	$11,593
1/31/2025	$11,338	$11,348	$11,293	$11,651
2/28/2025	$11,378	$11,382	$11,340	$11,766
3/31/2025	$11,395	$11,401	$11,352	$11,567
4/30/2025	$11,403	$11,407	$11,332	$11,474
5/31/2025	$11,455	$11,446	$11,387	$11,481
6/30/2025	$11,497	$11,487	$11,446	$11,553
7/31/2025	$11,549	$11,526	$11,504	$11,529
8/31/2025	$11,590	$11,561	$11,550	$11,630
9/30/2025	$11,619	$11,578	$11,559	$11,899
10/31/2025	$11,636	$11,587	$11,553	$12,046
11/30/2025	$11,666	$11,616	$11,586	$12,074
12/31/2025	$11,695	$11,648	$11,623	$12,085
1/31/2026	$11,743	$11,688	$11,688	$12,198
2/28/2026	$11,782	$11,721	$11,736	$12,350
3/31/2026	$11,760	$11,712	$11,697	$12,063
4/30/2026	$11,790	$11,731	$11,707	$12,202
5/31/2026	$11,817	$11,758	$11,742	$12,247
6/30/2026	$11,857	$11,792	$11,786	$12,365

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.14	2.31	1.72
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	2.66	2.23	1.66
Bloomberg 1 Year Municipal Bond Index	2.98	1.95	1.66
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,072,837,631
# of portfolio holdings	412
Portfolio turnover rate	37%
Total advisory fees paid	$1,372,898

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	7.5
AA/Aa	43.1
A/A	34.6
BBB/Baa	7.7
BB/Ba	1.2
CCC/Caa and below	0.2
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
New York State Housing Finance Agency Series B-2, 3.00%, 11‑1‑2055	1.9
Wisconsin HEFA Sanford Obligated Group Series B2, 5.00%, 2‑15‑2051	1.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 2.02%, 2‑1‑2031	1.4
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.93%, 11‑1‑2040	1.4
Roswell Housing Authority, 2.62%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1
Tender Option Bond Trust Receipts/Certificates Series BAML6047, 3.15%, 8‑1‑2042	1.0
Connecticut State HEFA Series A-4, 2.95%, 7‑1‑2042	0.9
JPMorgan Chase Putters/Drivers Trust Series 2026-5114, 3.07%, 10‑1‑2026	0.9
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMT, 2.75%, 6‑1‑2038	0.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	66.0
1-3 years	24.9
3-5 years	8.7
10-20 years	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3107 06-26

Annual Shareholder Report

June 30, 2026

Wisconsin Tax-Free Fund

Class A

WWTFX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$66	0.64%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractors from Fund relative performance were duration positioning and security selection, particularly in the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors, while our credit allocation to AA- and AAA-rated issues and allocation to the education sector offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$9,547	$10,000	$10,000
7/31/2016	$9,529	$10,009	$10,006
8/31/2016	$9,555	$10,031	$10,020
9/30/2016	$9,530	$9,970	$9,970
10/31/2016	$9,470	$9,882	$9,865
11/30/2016	$9,213	$9,527	$9,497
12/31/2016	$9,266	$9,631	$9,609
1/31/2017	$9,268	$9,712	$9,672
2/28/2017	$9,333	$9,779	$9,739
3/31/2017	$9,354	$9,798	$9,760
4/30/2017	$9,409	$9,866	$9,831
5/31/2017	$9,525	$9,999	$9,987
6/30/2017	$9,501	$9,966	$9,951
7/31/2017	$9,564	$10,040	$10,032
8/31/2017	$9,646	$10,099	$10,108
9/30/2017	$9,614	$10,045	$10,057
10/31/2017	$9,625	$10,068	$10,081
11/30/2017	$9,601	$10,000	$10,027
12/31/2017	$9,665	$10,095	$10,132
1/31/2018	$9,579	$9,985	$10,013
2/28/2018	$9,547	$9,956	$9,983
3/31/2018	$9,586	$9,984	$10,020
4/30/2018	$9,563	$9,954	$9,984
5/31/2018	$9,656	$10,055	$10,098
6/30/2018	$9,668	$10,068	$10,107
7/31/2018	$9,690	$10,096	$10,131
8/31/2018	$9,702	$10,119	$10,157
9/30/2018	$9,652	$10,051	$10,092
10/31/2018	$9,610	$10,000	$10,030
11/30/2018	$9,705	$10,099	$10,141
12/31/2018	$9,809	$10,228	$10,262
1/31/2019	$9,876	$10,307	$10,340
2/28/2019	$9,917	$10,354	$10,395
3/31/2019	$10,030	$10,489	$10,559
4/30/2019	$10,062	$10,513	$10,599
5/31/2019	$10,166	$10,643	$10,745
6/30/2019	$10,206	$10,689	$10,785
7/31/2019	$10,274	$10,767	$10,872
8/31/2019	$10,387	$10,888	$11,043
9/30/2019	$10,342	$10,813	$10,955
10/31/2019	$10,353	$10,844	$10,974
11/30/2019	$10,373	$10,869	$11,002
12/31/2019	$10,397	$10,905	$11,035
1/31/2020	$10,518	$11,059	$11,234
2/29/2020	$10,610	$11,170	$11,378
3/31/2020	$10,377	$10,890	$10,966
4/30/2020	$10,274	$10,789	$10,828
5/31/2020	$10,471	$11,127	$11,173
6/30/2020	$10,517	$11,175	$11,264
7/31/2020	$10,629	$11,313	$11,454
8/31/2020	$10,609	$11,285	$11,400
9/30/2020	$10,608	$11,304	$11,403
10/31/2020	$10,597	$11,266	$11,369
11/30/2020	$10,719	$11,388	$11,540
12/31/2020	$10,764	$11,430	$11,610
1/31/2021	$10,800	$11,497	$11,684
2/28/2021	$10,702	$11,346	$11,499
3/31/2021	$10,747	$11,408	$11,570
4/30/2021	$10,811	$11,476	$11,667
5/31/2021	$10,846	$11,504	$11,702
6/30/2021	$10,871	$11,536	$11,734
7/31/2021	$10,944	$11,619	$11,831
8/31/2021	$10,930	$11,589	$11,788
9/30/2021	$10,868	$11,527	$11,703
10/31/2021	$10,844	$11,492	$11,668
11/30/2021	$10,908	$11,565	$11,768
12/31/2021	$10,914	$11,583	$11,787
1/31/2022	$10,705	$11,303	$11,464
2/28/2022	$10,664	$11,279	$11,423
3/31/2022	$10,427	$10,950	$11,053
4/30/2022	$10,180	$10,654	$10,747
5/31/2022	$10,276	$10,783	$10,907
6/30/2022	$10,117	$10,603	$10,728
7/31/2022	$10,341	$10,867	$11,011
8/31/2022	$10,114	$10,618	$10,770
9/30/2022	$9,778	$10,197	$10,357
10/31/2022	$9,709	$10,119	$10,271
11/30/2022	$10,115	$10,556	$10,751
12/31/2022	$10,115	$10,601	$10,782
1/31/2023	$10,365	$10,885	$11,091
2/28/2023	$10,147	$10,632	$10,841
3/31/2023	$10,328	$10,862	$11,081
4/30/2023	$10,310	$10,811	$11,056
5/31/2023	$10,232	$10,725	$10,960
6/30/2023	$10,314	$10,853	$11,070
7/31/2023	$10,326	$10,912	$11,114
8/31/2023	$10,197	$10,740	$10,954
9/30/2023	$9,937	$10,411	$10,633
10/31/2023	$9,818	$10,308	$10,542
11/30/2023	$10,419	$10,986	$11,211
12/31/2023	$10,655	$11,255	$11,472
1/31/2024	$10,636	$11,192	$11,413
2/29/2024	$10,629	$11,216	$11,428
3/31/2024	$10,632	$11,220	$11,428
4/30/2024	$10,512	$11,080	$11,286
5/31/2024	$10,464	$11,051	$11,253
6/30/2024	$10,684	$11,242	$11,425
7/31/2024	$10,770	$11,348	$11,530
8/31/2024	$10,878	$11,451	$11,621
9/30/2024	$10,987	$11,546	$11,735
10/31/2024	$10,835	$11,381	$11,564
11/30/2024	$10,995	$11,584	$11,764
12/31/2024	$10,863	$11,410	$11,593
1/31/2025	$10,910	$11,476	$11,651
2/28/2025	$11,020	$11,577	$11,766
3/31/2025	$10,857	$11,413	$11,567
4/30/2025	$10,799	$11,329	$11,474
5/31/2025	$10,773	$11,345	$11,481
6/30/2025	$10,875	$11,408	$11,553
7/31/2025	$10,850	$11,381	$11,529
8/31/2025	$10,942	$11,494	$11,630
9/30/2025	$11,184	$11,809	$11,899
10/31/2025	$11,298	$11,948	$12,046
11/30/2025	$11,338	$11,988	$12,074
12/31/2025	$11,356	$12,003	$12,085
1/31/2026	$11,416	$12,092	$12,198
2/28/2026	$11,532	$12,226	$12,350
3/31/2026	$11,355	$11,960	$12,063
4/30/2026	$11,451	$12,100	$12,202
5/31/2026	$11,491	$12,157	$12,247
6/30/2026	$11,586	$12,291	$12,365

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.54	1.28	1.96
Class A with Load	1.76	0.36	1.48
Bloomberg Wisconsin Municipal Bond Index	7.74	1.28	2.08
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$157,087,584
# of portfolio holdings	152
Portfolio turnover rate	20%
Total advisory fees paid	$454,660

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.2
AA/Aa	30.9
A/A	38.5
BBB/Baa	25.3
BB/Ba	0.2
Not Rated	3.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.75%, 6‑1‑2036	6.7
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	3.9
Wisconsin HEFA Sanford Obligated Group Series C, 5.00%, 2‑15‑2047	3.1
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.6
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.5
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.2
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.0
Wisconsin Center District Series C CAB, 0.00%, 12‑15‑2050	2.0
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.9
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	1.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	32.2
1-3 years	6.0
3-5 years	11.5
5-10 years	24.2
10-20 years	17.7
20-30 years	8.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3328 06-26

Annual Shareholder Report

June 30, 2026

Wisconsin Tax-Free Fund

Institutional Class

WWTIX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the one-year period that ended June 30, 2026. The Bloomberg Municipal Bond Index delivered a 7.03% total return over the trailing year, supported by a powerful Federal Reserve rate cut rally in late summer 2025, and partially offset by a selloff in March 2026, reflecting concerns around inflation, oil prices, and fallout from the Iran war before recovering. A key story in the municipal bond market throughout the period was the record supply of new issuance. However, demand from individual investors remained strong as municipal fund flows were fairly steady. The main detractors from Fund relative performance were duration positioning and security selection, particularly in the industrial development revenue/pollution control revenue (IDR/PCR) and transportation sectors, while our credit allocation to AA- and AAA-rated issues and allocation to the education sector offset some losses. We believe that an active approach will continue to benefit shareholders as the potential for further market volatility remains and thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$9,982	$10,009	$10,006
8/31/2016	$10,009	$10,031	$10,020
9/30/2016	$9,982	$9,970	$9,970
10/31/2016	$9,920	$9,882	$9,865
11/30/2016	$9,652	$9,527	$9,497
12/31/2016	$9,709	$9,631	$9,609
1/31/2017	$9,713	$9,712	$9,672
2/28/2017	$9,782	$9,779	$9,739
3/31/2017	$9,805	$9,798	$9,760
4/30/2017	$9,865	$9,866	$9,831
5/31/2017	$9,988	$9,999	$9,987
6/30/2017	$9,964	$9,966	$9,951
7/31/2017	$10,032	$10,040	$10,032
8/31/2017	$10,120	$10,099	$10,108
9/30/2017	$10,087	$10,045	$10,057
10/31/2017	$10,101	$10,068	$10,081
11/30/2017	$10,076	$10,000	$10,027
12/31/2017	$10,145	$10,095	$10,132
1/31/2018	$10,056	$9,985	$10,013
2/28/2018	$10,025	$9,956	$9,983
3/31/2018	$10,067	$9,984	$10,020
4/30/2018	$10,044	$9,954	$9,984
5/31/2018	$10,143	$10,055	$10,098
6/30/2018	$10,158	$10,068	$10,107
7/31/2018	$10,182	$10,096	$10,131
8/31/2018	$10,196	$10,119	$10,157
9/30/2018	$10,154	$10,051	$10,092
10/31/2018	$10,103	$10,000	$10,030
11/30/2018	$10,204	$10,099	$10,141
12/31/2018	$10,315	$10,228	$10,262
1/31/2019	$10,387	$10,307	$10,340
2/28/2019	$10,432	$10,354	$10,395
3/31/2019	$10,553	$10,489	$10,559
4/30/2019	$10,587	$10,513	$10,599
5/31/2019	$10,698	$10,643	$10,745
6/30/2019	$10,742	$10,689	$10,785
7/31/2019	$10,815	$10,767	$10,872
8/31/2019	$10,936	$10,888	$11,043
9/30/2019	$10,891	$10,813	$10,955
10/31/2019	$10,904	$10,844	$10,974
11/30/2019	$10,926	$10,869	$11,002
12/31/2019	$10,953	$10,905	$11,035
1/31/2020	$11,082	$11,059	$11,234
2/29/2020	$11,181	$11,170	$11,378
3/31/2020	$10,947	$10,890	$10,966
4/30/2020	$10,830	$10,789	$10,828
5/31/2020	$11,049	$11,127	$11,173
6/30/2020	$11,089	$11,175	$11,264
7/31/2020	$11,209	$11,313	$11,454
8/31/2020	$11,190	$11,285	$11,400
9/30/2020	$11,190	$11,304	$11,403
10/31/2020	$11,180	$11,266	$11,369
11/30/2020	$11,310	$11,388	$11,540
12/31/2020	$11,359	$11,430	$11,610
1/31/2021	$11,398	$11,497	$11,684
2/28/2021	$11,297	$11,346	$11,499
3/31/2021	$11,356	$11,408	$11,570
4/30/2021	$11,415	$11,476	$11,667
5/31/2021	$11,453	$11,504	$11,702
6/30/2021	$11,481	$11,536	$11,734
7/31/2021	$11,560	$11,619	$11,831
8/31/2021	$11,547	$11,589	$11,788
9/30/2021	$11,483	$11,527	$11,703
10/31/2021	$11,459	$11,492	$11,668
11/30/2021	$11,528	$11,565	$11,768
12/31/2021	$11,536	$11,583	$11,787
1/31/2022	$11,317	$11,303	$11,464
2/28/2022	$11,275	$11,279	$11,423
3/31/2022	$11,026	$10,950	$11,053
4/30/2022	$10,766	$10,654	$10,747
5/31/2022	$10,869	$10,783	$10,907
6/30/2022	$10,703	$10,603	$10,728
7/31/2022	$10,941	$10,867	$11,011
8/31/2022	$10,712	$10,618	$10,770
9/30/2022	$10,348	$10,197	$10,357
10/31/2022	$10,276	$10,119	$10,271
11/30/2022	$10,708	$10,556	$10,751
12/31/2022	$10,710	$10,601	$10,782
1/31/2023	$10,976	$10,885	$11,091
2/28/2023	$10,747	$10,632	$10,841
3/31/2023	$10,941	$10,862	$11,081
4/30/2023	$10,923	$10,811	$11,056
5/31/2023	$10,841	$10,725	$10,960
6/30/2023	$10,931	$10,853	$11,070
7/31/2023	$10,945	$10,912	$11,114
8/31/2023	$10,809	$10,740	$10,954
9/30/2023	$10,535	$10,411	$10,633
10/31/2023	$10,411	$10,308	$10,542
11/30/2023	$11,050	$10,986	$11,211
12/31/2023	$11,302	$11,255	$11,472
1/31/2024	$11,284	$11,192	$11,413
2/29/2024	$11,278	$11,216	$11,428
3/31/2024	$11,282	$11,220	$11,428
4/30/2024	$11,157	$11,080	$11,286
5/31/2024	$11,108	$11,051	$11,253
6/30/2024	$11,343	$11,242	$11,425
7/31/2024	$11,447	$11,348	$11,530
8/31/2024	$11,553	$11,451	$11,621
9/30/2024	$11,669	$11,546	$11,735
10/31/2024	$11,510	$11,381	$11,564
11/30/2024	$11,682	$11,584	$11,764
12/31/2024	$11,543	$11,410	$11,593
1/31/2025	$11,594	$11,476	$11,651
2/28/2025	$11,713	$11,577	$11,766
3/31/2025	$11,540	$11,413	$11,567
4/30/2025	$11,481	$11,329	$11,474
5/31/2025	$11,455	$11,345	$11,481
6/30/2025	$11,564	$11,408	$11,553
7/31/2025	$11,538	$11,381	$11,529
8/31/2025	$11,638	$11,494	$11,630
9/30/2025	$11,897	$11,809	$11,899
10/31/2025	$12,019	$11,948	$12,046
11/30/2025	$12,062	$11,988	$12,074
12/31/2025	$12,083	$12,003	$12,085
1/31/2026	$12,148	$12,092	$12,198
2/28/2026	$12,272	$12,226	$12,350
3/31/2026	$12,085	$11,960	$12,063
4/30/2026	$12,188	$12,100	$12,202
5/31/2026	$12,232	$12,157	$12,247
6/30/2026	$12,335	$12,291	$12,365

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	6.67	1.45	2.12
Bloomberg Wisconsin Municipal Bond Index	7.74	1.28	2.08
Bloomberg Municipal Bond Index	7.03	1.05	2.15

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$157,087,584
# of portfolio holdings	152
Portfolio turnover rate	20%
Total advisory fees paid	$454,660

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.2
AA/Aa	30.9
A/A	38.5
BBB/Baa	25.3
BB/Ba	0.2
Not Rated	3.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.75%, 6‑1‑2036	6.7
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	3.9
Wisconsin HEFA Sanford Obligated Group Series C, 5.00%, 2‑15‑2047	3.1
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.6
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.5
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.2
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.0
Wisconsin Center District Series C CAB, 0.00%, 12‑15‑2050	2.0
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.9
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	1.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	32.2
1-3 years	6.0
3-5 years	11.5
5-10 years	24.2
10-20 years	17.7
20-30 years	8.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2025.

Effective April 26, 2026, Kerry Laurin, CFA, CPA, was no longer a portfolio manager of the Fund. As of the same date, Nicholos Venditti, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4716 06-26

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended June 30, 2026	Fiscal year ended June 30, 2025
Audit fees	$680,660	$715,660
Audit-related fees	—	—
Tax fees (1)	—	35,290
All other fees	—	—

	$680,660	$750,950

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Strategic Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.18%
Alabama: 4.78%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$282,786
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,094,457
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,076,775
				2,454,018
Health revenue: 0.26%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series C	5.00	11-15-2046	5,000,000	5,002,903
Industrial development revenue: 0.20%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.38	6-1-2034	3,750,000	3,793,025
Resource recovery revenue: 0.15%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	3,000,000	3,002,363
Utilities revenue: 4.04%
Black Belt Energy Gas District Series A	5.00	12-1-2034	12,000,000	12,699,648
Black Belt Energy Gas District Series B	5.00	10-1-2035	3,000,000	3,025,368
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,197,208
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	7,600,000	8,093,797
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,543,834
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,282,693
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2033	1,000,000	1,017,668
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2034	1,000,000	1,014,876
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	8,500,000	9,079,084
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	15,000,000	16,230,120
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.77	5-1-2055	2,000,000	2,000,000
				78,184,296
				92,436,605
Alaska: 0.41%
Airport revenue: 0.13%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2035	1,000,000	1,153,039
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2036	1,250,000	1,432,900
				2,585,939
Health revenue: 0.28%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,488,898
The accompanying notes are an integral part of these financial statements.
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2028	$1,530,000	$1,593,748
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,345,347
				5,427,993
				8,013,932
Arizona: 1.43%
Education revenue: 0.44%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	215,000	214,493
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	221,779
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	160,116
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	190,126
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	200,117
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	210,107
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	220,096
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	450,000	450,034
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,776,625
IDA of the County of Pima Edkey, Inc. Obligated Group144A†	3.50	7-1-2025	685,000	548,000
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2034	1,250,000	1,268,293
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,060,979
				8,520,765
Health revenue: 0.03%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	245,398
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	352,791
				598,189
Housing revenue: 0.24%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,272,211
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,147,683
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,237,091
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,032,637
				4,689,622
Industrial development revenue: 0.42%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	8,124,919
Resource recovery revenue: 0.30%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	2.95	12-1-2035	3,175,000	3,174,388
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	2.71	8-1-2026	2,500,000	2,500,000
				5,674,388
				27,607,883
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.52%
Industrial development revenue: 0.50%
Arkansas Development Finance Authority United States Steel Corp. Series B AMT144Aøø	4.25%	9-1-2046	$3,500,000	$3,554,102
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	6,000,000	6,059,789
				9,613,891
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	236,213
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	128,326
				364,539
				9,978,430
California: 5.58%
Education revenue: 0.17%
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	3,050,000	3,053,031
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	250,072
				3,303,103
GO revenue: 0.21%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	4,003,444
Health revenue: 0.64%
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	415,579
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	403,619
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,030,922
California Statewide CDA Series A144A	5.00	10-1-2028	5,000,000	5,236,116
Mizuho Floater/Residual Trust Series 2026-MIZ9247 (BAM Insured) (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.74	1-28-2034	4,235,000	4,235,000
				12,321,236
Housing revenue: 0.37%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,219,507	1,242,540
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	509,540
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	416,587
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	2-1-2055	5,000,000	5,000,000
				7,168,667
Transportation revenue: 0.72%
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	2.97	4-1-2056	14,000,000	13,956,709
The accompanying notes are an integral part of these financial statements.
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 2.92%
California Community Choice Financing Authority Series 2024Høø	5.00%	1-1-2056	$10,000,000	$10,792,693
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	6,500,000	6,688,462
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	5,590,000	5,674,909
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,883,781
California Community Choice Financing Authority Series Døø	5.00	10-1-2055	3,730,000	3,834,325
Central Valley Energy Authorityøø	5.00	12-1-2055	10,000,000	10,708,581
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.63	4-1-2056	3,000,000	3,000,000
				56,582,751
Water & sewer revenue: 0.55%
Irvine Ranch Water District Series A (Bank of America N.A. LOC)ø	2.75	10-1-2041	10,620,000	10,620,000
				107,955,910
Colorado: 1.95%
Airport revenue: 0.28%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,390,167
Education revenue: 0.17%
Colorado ECFA Monument Academy Series A144A	4.38	6-1-2036	3,000,000	2,960,360
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	275,000	267,777
				3,228,137
GO revenue: 0.18%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	2,000,000	2,062,064
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	499,766
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	459,605
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	514,000	509,246
				3,530,681
Health revenue: 0.95%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,838,694
Colorado Health Facilities Authority Craig Hospital Obligated Group Series B	5.00	12-1-2032	3,350,000	3,661,313
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series E (TD Bank N.A. SPA)ø	2.90	5-15-2064	9,000,000	9,000,000
				18,500,007
Miscellaneous revenue: 0.31%
State of Colorado Series N COP	4.00	3-15-2043	6,000,000	5,923,838
Utilities revenue: 0.06%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	2.55	11-1-2036	1,230,000	1,230,000
				37,802,830
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Connecticut: 0.95%
Education revenue: 0.23%
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2026	$575,000	$575,000
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	433,499
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	538,729
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,500,000
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	940,000	945,822
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	320,000	327,122
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2027	125,000	126,041
				4,446,213
GO revenue: 0.16%
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,455,103
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,675,424
				3,130,527
Health revenue: 0.56%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,868,533
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	3,000,000	3,029,074
				10,897,607
				18,474,347
District of Columbia: 0.38%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2034	2,000,000	2,209,874
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,450,501
				3,660,375
Education revenue: 0.06%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	605,000	599,341
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	655,000	635,739
				1,235,080
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	2.72	7-15-2059	2,500,000	2,500,000
				7,395,455
Florida: 5.40%
Airport revenue: 1.00%
County of Lee AMT	5.25	10-1-2041	6,000,000	6,565,820
The accompanying notes are an integral part of these financial statements.
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
County of Lee Series A-2 AMTøø	5.00%	10-1-2056	$3,000,000	$3,219,451
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	9,000,000	9,583,366
				19,368,637
Education revenue: 0.69%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	789,689
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	190,000	176,517
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	160,000	159,962
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,110,000	1,096,022
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	2,700,000	2,790,043
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,028,068
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,205,036
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	430,000	421,187
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	663,119
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,086,151
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,045,499
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	422,337
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	873,853
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	660,929
				13,418,412
GO revenue: 0.65%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,547,442
Health revenue: 0.59%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	2,000,000	2,158,895
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	2,000,000	2,010,655
Hillsborough County IDA BayCare Obligated Group Series C (TD Bank N.A. LOC)ø	2.60	11-1-2038	900,000	900,000
Hillsborough County IDA BayCare Obligated Group Series E (Royal Bank of Canada LIQ)ø	2.85	11-15-2054	2,000,000	2,000,000
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00	1-1-2046	3,000,000	2,807,737
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	224,977
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2030	$200,000	$199,732
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	203,978
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	964,408
				11,470,382
Industrial development revenue: 0.97%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,402,532
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144Aøø	4.45	7-1-2037	10,000,000	10,131,112
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,015,579
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,146,460
				18,695,683
Miscellaneous revenue: 0.25%
Capital Trust Authority Marie Selby Botanical Gardens, Inc.144A%%	4.50	6-15-2033	1,250,000	1,256,014
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	370,000	376,689
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	965,000	994,748
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.00	5-1-2034	1,235,000	1,251,274
Village Community Development District No. 16 Series 2025 Special Assessment	3.55	5-1-2030	1,000,000	1,001,256
				4,879,981
Resource recovery revenue: 0.59%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	2,029,283
Florida Development Finance Corp. Waste Management, Inc. Series A AMTøø	3.40	9-1-2050	6,400,000	6,444,623
Florida Development Finance Corp. Waste Pro USA, Inc. AMTøø%%	4.35	4-1-2037	3,000,000	3,021,384
				11,495,290
Tax revenue: 0.08%
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.25	9-1-2036	600,000	665,786
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2038	725,000	806,839
				1,472,625
Transportation revenue: 0.08%
County of Osceola Series A-1	5.00	10-1-2027	950,000	968,330
County of Osceola Series A-1	5.00	10-1-2029	450,000	470,151
				1,438,481
The accompanying notes are an integral part of these financial statements.
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.50%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.13%	10-1-2035	$300,000	$307,777
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	2,095,000	1,981,670
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2029	1,055,000	1,118,926
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2030	1,760,000	1,893,808
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2031	1,980,000	2,178,926
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2032	2,080,000	2,275,488
				9,756,595
				104,543,528
Georgia: 5.01%
Education revenue: 0.59%
Development Authority for Fulton County Spelman College	5.00	6-1-2036	550,000	625,416
Development Authority for Fulton County Spelman College	5.00	6-1-2037	625,000	707,037
Development Authority for Fulton County Spelman College	5.00	6-1-2038	500,000	563,145
Development Authority for Fulton County Spelman College	5.00	6-1-2039	675,000	755,435
Development Authority for Fulton County Spelman College	5.00	6-1-2040	1,150,000	1,279,251
Development Authority for Fulton County Spelman College	5.00	6-1-2041	1,660,000	1,838,317
Development Authority for Fulton County Spelman College	5.00	6-1-2042	1,160,000	1,278,013
Development Authority for Fulton County Spelman College	5.00	6-1-2043	925,000	1,013,383
Development Authority for Fulton County Spelman College	5.00	6-1-2044	1,000,000	1,087,206
Development Authority for Fulton County Spelman College	5.00	6-1-2045	1,540,000	1,655,152
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2034	710,000	683,220
				11,485,575
Industrial development revenue: 0.19%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,942,441
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,783,430
				3,725,871
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,500,000	1,541,549
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,029,121
				2,570,670
Utilities revenue: 4.10%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	938,301
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	708,914
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	879,043
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,052,261
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00%	3-1-2030	$1,100,000	$1,175,547
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,066,604
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,064,302
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,037,845
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,543,951
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,575,368
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,695,495
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,756,978
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,249,079
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,378,792
Main Street Natural Gas, Inc. Series C144Aøø##	4.00	8-1-2052	28,000,000	28,111,087
Municipal Electric Authority of Georgia JEA Electric System Revenue Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2030	350,000	379,366
Municipal Electric Authority of Georgia JEA Electric System Revenue Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2032	1,100,000	1,226,480
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	303,411
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	414,303
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	417,326
Municipal Electric Authority of Georgia PowerSouth Energy Cooperative Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,025,051
Municipal Electric Authority of Georgia PowerSouth Energy Cooperative Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	945,452
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,184,560
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,387,423
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,202,156
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,078,396
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,455,277
				79,252,768
				97,034,884
Guam: 0.34%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	732,920
Miscellaneous revenue: 0.30%
Guam Department of Education Series A COP	4.25	2-1-2030	1,105,000	1,105,548
Territory of Guam Series F	5.00	1-1-2030	750,000	791,687
Territory of Guam Series F	5.00	1-1-2031	750,000	800,817
Territory of Guam Series G	5.00	1-1-2035	1,500,000	1,644,070
Territory of Guam Series G	5.00	1-1-2036	1,415,000	1,542,189
				5,884,311
				6,617,231
The accompanying notes are an integral part of these financial statements.
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.26%
Airport revenue: 0.26%
State of Hawaii Airports System Revenue Series A AMT	5.00%	7-1-2043	$5,000,000	$5,087,786
Idaho: 0.20%
Housing revenue: 0.20%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	3,485,000	3,813,379
Illinois: 10.87%
Airport revenue: 0.71%
Chicago O’Hare International Airport Series B	4.00	1-1-2044	7,000,000	6,863,445
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	571,976
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	436,783
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	434,367
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	351,729
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	5,000,000	5,178,285
				13,836,585
Education revenue: 0.67%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	581,845
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	622,956
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	979,188
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	672,660
Illinois Finance Authority Art in Motion Series A144A	4.00	7-1-2031	1,230,000	1,114,487
Illinois Finance Authority Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,698,264
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,883,608
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	737,516
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	708,693
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	850,836
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	613,633
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	543,855
				13,007,541
GO revenue: 6.53%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,510,338
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,777,535
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,405,269
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,525,288
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,595,596
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,493,617
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,006,316
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,645,413
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,563,747
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,952,218
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series C	5.25%	12-1-2039	$5,095,000	$5,075,018
Chicago Board of Education Series C	6.00	12-1-2038	8,000,000	8,782,374
Chicago Board of Education Series H	5.00	12-1-2036	4,500,000	4,512,397
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,007,246
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,349,737
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,048,830
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,255,662
City of Chicago Series A	5.00	1-1-2043	25,000,000	25,129,585
City of Waukegan Series A (AG Insured)	4.00	12-30-2030	980,000	983,939
City of Waukegan Series A (AG Insured)	5.00	12-30-2031	1,000,000	1,001,243
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,544,273
Cook County School District No. 162 Matteson (BAM Insured)	5.00	12-1-2044	1,695,000	1,813,336
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,056,839
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,042,331
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,399,851
County of Cook Series A	5.00	11-15-2027	2,000,000	2,066,143
County of Cook Series A	5.00	11-15-2030	2,200,000	2,217,096
County of Cook Series A	5.00	11-15-2033	3,850,000	4,138,598
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,411,924
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2028	950,000	955,497
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2029	4,000,000	4,021,951
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,016,747
State of Illinois Series A	5.00	12-1-2035	650,000	665,087
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,352,171
Tender Option Bond Trust Receipts/Certificates Series 2026- XF8138 (BAM Insured) (JPMorgan Chase Bank N.A. LIC)144Aø	2.77	12-1-2033	2,000,000	2,000,000
				126,323,212
Health revenue: 0.14%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,485,000	1,508,412
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	160,000	160,756
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	6.50	3-1-2055	428,390	401,919
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	671,065
				2,742,152
Housing revenue: 0.74%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	978,345
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.70	4-1-2045	2,200,000	2,200,000
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,029,438
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,123,958
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,528,360
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	357,981
The accompanying notes are an integral part of these financial statements.
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Northern Illinois University (BAM Insured)	5.00%	10-1-2029	$650,000	$686,927
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	348,115
				14,253,124
Miscellaneous revenue: 0.54%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	293,426
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	317,136
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	337,559
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	266,482
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.68	11-1-2034	3,865,000	3,878,228
Northern Illinois University COP (BAM Insured)	5.00	4-1-2033	815,000	887,054
Northern Illinois University COP (BAM Insured)	5.00	4-1-2034	735,000	803,023
Northern Illinois University COP (BAM Insured)	5.00	4-1-2035	825,000	897,002
Northern Illinois University COP (BAM Insured)	5.00	4-1-2036	500,000	542,450
Northern Illinois University COP (BAM Insured)	5.00	4-1-2037	600,000	647,857
Northern Illinois University COP (BAM Insured)	5.00	4-1-2038	670,000	720,686
Northern Illinois University COP (BAM Insured)	5.00	4-1-2039	750,000	803,587
				10,394,490
Tax revenue: 1.00%
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,029,928
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	723,518
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,894,165
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,436,598
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	5,000,000	5,107,479
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,010,772
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,169,816
				19,372,276
Utilities revenue: 0.16%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,004,809
Water & sewer revenue: 0.38%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,612,841
City of Chicago Wastewater Transmission Revenue Series B (AG Insured)	5.00	1-1-2031	3,140,000	3,173,158
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,579,067
				7,365,066
				210,299,255
Indiana: 1.80%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	152,000	149,903
Health revenue: 0.37%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	2.90	11-1-2056	7,150,000	7,150,000
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.19%
City of Valparaiso Pratt Paper LLC AMT144A	4.50%	1-1-2034	$2,620,000	$2,706,855
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,059,472
				3,766,327
Miscellaneous revenue: 0.73%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	733,965
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	608,079
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	5,969,165
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,818,927
				14,130,136
Utilities revenue: 0.50%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,876,182
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	1,810,000	1,778,774
				9,654,956
				34,851,322
Iowa: 0.70%
Education revenue: 0.06%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,224,274
Health revenue: 0.19%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,315,000	1,320,043
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2039	2,260,000	2,358,540
				3,678,583
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	2.85	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.26%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	4,975,000	4,992,518
Water & sewer revenue: 0.08%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,630,930
				13,601,305
Kansas: 0.63%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2043	1,655,000	1,736,992
Tax revenue: 0.54%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	17,855,000	10,483,790
				12,220,782
The accompanying notes are an integral part of these financial statements.
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Kentucky: 2.37%
Education revenue: 0.09%
City of Columbia Lindsey Wilson College, Inc.	4.00%	12-1-2029	$570,000	$561,363
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	576,313
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	594,610
				1,732,286
Health revenue: 0.15%
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,977,493
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,514,100
Miscellaneous revenue: 0.05%
Kentucky State University COP (BAM Insured)	3.00	11-1-2032	320,000	312,348
Kentucky State University COP (BAM Insured)	4.00	11-1-2033	130,000	134,751
Kentucky State University COP (BAM Insured)	4.00	11-1-2034	130,000	134,096
Kentucky State University COP (BAM Insured)	5.00	11-1-2029	200,000	213,564
Kentucky State University COP (BAM Insured)	5.00	11-1-2030	175,000	189,834
				984,593
Utilities revenue: 1.95%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,231,373
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	6,085,739
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	6,009,182
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,141,979
Kentucky Public Energy Authority Series C	5.00	5-1-2036	5,000,000	5,267,747
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	2,000,000	1,936,540
				37,672,560
				45,881,032
Louisiana: 1.54%
Airport revenue: 0.17%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2031	1,250,000	1,287,688
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2032	2,000,000	2,058,389
				3,346,077
Industrial development revenue: 0.96%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,330,000
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,250,000
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	7,000,000
				18,580,000
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,355,000	1,270,958
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.34%
City of New Orleans Sewerage Service Revenue Series B	5.00%	6-1-2027	$600,000	$610,151
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	414,048
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	628,687
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	635,004
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,348,364
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	998,422
				6,634,676
				29,831,711
Maine: 1.16%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Eastern Maine Healthcare Systems Obligated Group Series C	5.00	7-1-2039	1,865,000	1,962,135
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	767,788
				2,729,923
Housing revenue: 0.88%
Maine State Housing Authority Series A	3.20	11-15-2029	290,000	291,901
Maine State Housing Authority Series A	3.30	11-15-2030	150,000	150,630
Maine State Housing Authority Series A	3.45	11-15-2031	320,000	322,650
Maine State Housing Authority Series A	3.55	11-15-2032	530,000	536,483
Maine State Housing Authority Series A	3.70	11-15-2034	890,000	895,303
Maine State Housing Authority Series A	3.80	11-15-2035	345,000	345,875
Maine State Housing Authority Series A	3.90	11-15-2036	1,305,000	1,307,538
Maine State Housing Authority Series A	3.95	11-15-2037	765,000	762,662
Maine State Housing Authority Series A	4.10	11-15-2040	2,470,000	2,475,128
Maine State Housing Authority Series A	4.50	11-15-2045	4,955,000	4,961,878
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55	11-15-2044	5,045,000	5,069,501
				17,119,549
Resource recovery revenue: 0.14%
Finance Authority of Maine Casella Waste Systems, Inc. AMT144Aøø	4.63	12-1-2047	2,500,000	2,611,834
				22,461,306
Maryland: 0.87%
Education revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	311,977
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	370,151
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	446,162
				1,128,290
The accompanying notes are an integral part of these financial statements.
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.51%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00%	1-1-2027	$430,000	$433,346
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	307,506
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	301,186
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	299,006
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series B (TD Bank N.A. LOC)ø	2.90	7-1-2056	5,000,000	5,000,000
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2028	300,000	311,851
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2030	500,000	535,857
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2035	300,000	335,602
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2036	200,000	223,458
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2037	240,000	266,471
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2038	300,000	331,540
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2039	250,000	275,279
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2040	400,000	438,289
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.00	7-1-2042	715,000	780,509
				9,839,900
Housing revenue: 0.16%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,206,650
Transportation revenue: 0.14%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,752,359
				16,927,199
Massachusetts: 1.84%
Airport revenue: 0.80%
Massachusetts Port Authority Series A AMT	5.00	7-1-2047	6,670,000	6,708,461
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,088,158
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,627,570
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,245,720
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,819,767
				15,489,676
Education revenue: 0.58%
Collegiate Charter School of Lowell	5.00	6-15-2029	310,000	310,176
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Massachusetts Development Finance Agency Lasell University	4.00%	7-1-2029	$340,000	$339,290
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	352,930
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	366,465
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,000,000
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,525,331
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,357,210
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,483,332
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,390,965
				11,125,699
GO revenue: 0.36%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,995,286
Town of Tyngsborough	4.00	10-15-2046	2,035,000	2,005,353
				7,000,639
Health revenue: 0.10%
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2026	150,000	150,125
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2027	160,000	164,034
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2028	175,000	183,509
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2029	300,000	320,645
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2030	320,000	348,318
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2031	350,000	380,972
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2032	400,000	435,397
				1,983,000
				35,599,014
Michigan: 0.65%
Education revenue: 0.26%
Lake Superior State University (AG Insured)	4.00	11-15-2029	1,220,000	1,254,415
Lake Superior State University (AG Insured)	4.00	11-15-2030	405,000	418,717
Lake Superior State University (AG Insured)	4.00	11-15-2031	400,000	413,907
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,382
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,346
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,402
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,394
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,247
				5,038,810
GO revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2025- YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	2.72	5-1-2050	2,470,000	2,470,000
The accompanying notes are an integral part of these financial statements.
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.10%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00%	10-1-2061	$2,000,000	$2,001,848
Miscellaneous revenue: 0.16%
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	909,168
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,577,550
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	550,000	550,473
				3,037,191
				12,547,849
Minnesota: 1.57%
Education revenue: 0.54%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	768,967
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,557,359
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	500,000	487,521
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	737,244
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	215,000	215,160
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,053,341
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2029	660,000	680,848
				10,500,440
Housing revenue: 0.40%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.72	9-15-2031	1,260,000	1,260,000
Minnesota Housing Finance Agency Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)øø	2.67	1-1-2045	6,540,000	6,540,000
				7,800,000
Miscellaneous revenue: 0.11%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,179
Utilities revenue: 0.52%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	3.43	12-1-2052	10,000,000	10,003,699
				30,304,318
Mississippi: 0.55%
Health revenue: 0.20%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	3,961,174
Industrial development revenue: 0.19%
County of Warren International Paper Co. Series A	4.20	5-1-2034	3,500,000	3,659,456
Miscellaneous revenue: 0.16%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	630,515
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	574,009
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Mississippi Development Bank City of Gulfport	4.00%	9-1-2031	$400,000	$405,839
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	440,308
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	225,757
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	394,995
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	327,445
				2,998,868
				10,619,498
Missouri: 1.94%
Airport revenue: 0.38%
City of St. Louis Series D AMT (AG Insured)	5.00	7-1-2030	2,090,000	2,127,178
Kansas City IDA Series B AMT	5.00	3-1-2028	3,000,000	3,107,771
Kansas City IDA Series B AMT	5.00	3-1-2030	2,000,000	2,091,045
				7,325,994
Education revenue: 0.25%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	929,400
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2027	975,000	999,045
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,060,718
HEFA of the State of Missouri BSDS, Inc.144A	5.25	6-1-2036	2,000,000	1,984,432
				4,973,595
Health revenue: 1.25%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00	11-15-2030	5,425,000	5,433,785
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	18,696,269
				24,130,054
Housing revenue: 0.06%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	195,000	194,485
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	992,237
				1,186,722
				37,616,365
Nebraska: 1.12%
Airport revenue: 0.04%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	876,753
Utilities revenue: 1.08%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,760,700
The accompanying notes are an integral part of these financial statements.
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Central Plains Energy Project No. 3 Series A	5.00%	9-1-2027	$1,000,000	$1,020,157
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	15,000,000	16,034,641
				20,815,498
				21,692,251
Nevada: 0.19%
Miscellaneous revenue: 0.08%
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	247,184
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	239,870
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	195,000	188,086
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	295,000	280,599
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	220,000	205,509
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	500,000	450,154
				1,611,402
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series C AMTøø	4.13	3-1-2036	2,000,000	2,035,443
				3,646,845
New Hampshire: 0.37%
Housing revenue: 0.26%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	2,196,468	2,232,297
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	2,997,672	2,932,211
				5,164,508
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,083,387
				7,247,895
New Jersey: 2.96%
Airport revenue: 0.14%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,137,909
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	514,109
				2,652,018
Education revenue: 0.09%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2036	425,000	436,034
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2037	150,000	152,887
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2038	200,000	202,992
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2032	225,000	245,658
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00%	7-1-2034	$225,000	$244,240
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	460,000	467,846
				1,749,657
GO revenue: 0.32%
Atlantic City Board of Education (AG Insured)	4.00	4-1-2027	400,000	403,775
Atlantic City Board of Education (AG Insured)	4.00	4-1-2029	400,000	411,366
Atlantic City Board of Education (AG Insured)	4.00	4-1-2031	350,000	359,118
Atlantic City Board of Education (AG Insured)	4.00	4-1-2033	300,000	305,157
Atlantic City Board of Education (AG Insured)	4.00	4-1-2034	260,000	263,750
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,230,000	2,239,321
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	361,843
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	351,783
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	439,299
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	472,353
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	568,277
				6,176,042
Housing revenue: 0.26%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	3,170,000	3,303,827
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,084,220
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	545,301
				4,933,348
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	185,000	171,079
Miscellaneous revenue: 0.89%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,599,552
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,704,553
Tender Option Bond Trust Receipts/Certificates Series XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	2.71	7-1-2026	2,000,000	2,000,000
				17,304,105
Transportation revenue: 0.88%
New Jersey TTFA Series A CAB¤	0.00	12-15-2026	12,000,000	11,841,555
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,581,715
New Jersey TTFA Series C CAB (Ambac Insured)¤	0.00	12-15-2026	2,545,000	2,511,396
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	551,012
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	547,973
				17,033,651
The accompanying notes are an integral part of these financial statements.
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.37%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20%	10-1-2039	$5,500,000	$5,240,710
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,985,131
				7,225,841
				57,245,741
New Mexico: 0.54%
Industrial development revenue: 0.49%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	9,419,901
Tax revenue: 0.05%
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	1,017,751
				10,437,652
New York: 9.92%
Airport revenue: 1.10%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,350,165
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	1,405,000	1,477,483
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2039	1,085,000	1,188,512
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2041	1,115,000	1,258,842
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2042	1,725,000	1,939,395
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,171
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,000,000	10,000,554
				21,215,122
Education revenue: 1.59%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,374,415
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,866,745
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	460,000	430,681
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	497,368
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	550,000	500,538
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.25	6-15-2035	1,000,000	997,766
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,350,711
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,190,519
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series B144A	5.00	6-1-2036	5,250,000	5,468,604
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,965,000	1,914,816
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	442,421
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76%	2-1-2027	$400,000	$400,181
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	840,000	843,625
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,469,236
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	40,000	40,016
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	6,915,000	7,242,687
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AG Insured)	2.25	10-1-2029	680,000	650,194
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	664,302
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	211,394
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	283,810
				30,840,029
GO revenue: 0.55%
City of Ithaca Series A BAN	4.25	2-12-2027	5,000,000	5,017,963
City of New York Series 3ø	3.05	4-1-2042	1,000,000	1,000,000
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	3.05	8-1-2044	2,520,000	2,520,000
City of Poughkeepsie	4.00	4-15-2029	245,000	245,448
City of Poughkeepsie	5.00	6-1-2031	495,000	495,555
Village of Island Park Series A	4.50	2-15-2030	100,000	104,004
Village of Island Park Series A	4.50	2-15-2031	105,000	109,834
Village of Island Park Series A	4.50	2-15-2033	120,000	126,285
Village of Island Park Series A	4.50	2-15-2034	125,000	131,468
Village of Island Park Series A	4.50	2-15-2035	125,000	130,207
Village of Island Park Series A	4.50	2-15-2036	135,000	139,885
Village of Island Park Series A	4.50	2-15-2037	65,000	66,768
Village of Island Park Series A	4.75	2-15-2038	145,000	150,187
Village of Island Park Series A	4.75	2-15-2039	155,000	159,391
Village of Island Park Series A	4.75	2-15-2040	165,000	168,511
Village of Island Park Series A	4.75	2-15-2041	170,000	172,261
				10,737,767
Health revenue: 1.11%
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	2.67	2-15-2031	995,000	995,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,717,764
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,879,947
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,633,448
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,448,194
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,413,397
The accompanying notes are an integral part of these financial statements.
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00%	8-1-2029	$115,000	$116,116
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	202,168
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	252,170
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	751,252
				21,409,456
Housing revenue: 0.81%
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,002,054
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,605,254
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,445,130
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	1,310,000	1,283,225
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,324,960
				15,660,623
Industrial development revenue: 0.72%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,892,716
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	420,000	419,783
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	766,460
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,668,106
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	672,758
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	505,613
				13,925,436
Miscellaneous revenue: 1.03%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,750,000	1,874,608
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	10,000,000	10,302,079
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,724,912
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	100,000	99,715
				20,001,314
Resource recovery revenue: 0.09%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25	9-1-2050	1,625,000	1,660,096
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.77%
Empire State Development Corp. State of New York Sales Tax Revenue Series A	4.00%	3-15-2042	$5,000,000	$4,971,060
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	2,958,112
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	3.05	5-1-2055	2,400,000	2,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Mizuho Bank Limited SPA)ø	3.01	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	5,013,074
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,860,837
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2042	4,000,000	4,383,257
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2042	7,600,000	7,471,096
				34,157,436
Transportation revenue: 0.01%
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	2.86	11-1-2026	150,000	149,750
Utilities revenue: 0.39%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,488,224
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,146,355
				7,634,579
Water & sewer revenue: 0.75%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	5,960,869
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	3.05	6-15-2049	500,000	500,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-2 (Mizuho Bank Limited SPA)ø	2.90	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series FF-2ø	3.05	6-15-2041	5,000,000	5,000,000
				14,460,869
				191,852,477
North Carolina: 0.38%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	464,506
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	573,306
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	472,882
				1,510,694
The accompanying notes are an integral part of these financial statements.
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.17%
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55%	9-1-2026	$1,575,000	$1,571,771
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	279,389
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	290,594
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	296,275
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	905,493
				3,343,522
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,499,525
				7,353,741
North Dakota: 1.02%
GO revenue: 0.49%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,116,642
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,195,652
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,274,318
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,353,193
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,418,398
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,484,550
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,555,769
				9,398,522
Health revenue: 0.17%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,718,078
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,679,636
				3,397,714
Housing revenue: 0.36%
North Dakota Housing Finance Agency Series D	3.95	1-1-2035	2,075,000	2,101,847
North Dakota Housing Finance Agency Series D	3.95	7-1-2035	2,375,000	2,404,648
North Dakota Housing Finance Agency Series D	4.00	1-1-2036	1,175,000	1,181,847
North Dakota Housing Finance Agency Series D	4.00	7-1-2036	1,225,000	1,224,750
				6,913,092
				19,709,328
Ohio: 2.26%
Education revenue: 0.03%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	650,000	641,890
Health revenue: 1.33%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	627,789
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
County of Hamilton UC Health Obligated Group	5.00%	9-15-2028	$650,000	$674,252
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,164,450
PFA Series 202 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	1-15-2046	20,200,000	20,200,000
				25,666,491
Tax revenue: 0.34%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,698,469
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,894,176
				6,592,645
Utilities revenue: 0.56%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,857,804
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,976,384
Ohio Air Quality Development Authority Valley Electric Corp. Series C AMT	4.13	1-1-2036	2,000,000	2,012,241
				10,846,429
				43,747,455
Oklahoma: 1.56%
Education revenue: 0.24%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	761,090
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	975,712
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,390,132
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	731,719
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	778,058
				4,636,711
Housing revenue: 0.99%
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2030	250,000	267,792
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2032	450,000	491,268
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2034	220,000	244,356
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2035	300,000	335,262
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2036	295,000	331,536
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2037	335,000	374,305
The accompanying notes are an integral part of these financial statements.
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00%	9-1-2038	$525,000	$582,209
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2039	545,000	597,641
Cherokee County EDA Independent School District No. 35 Tahlequah	5.00	9-1-2040	585,000	642,091
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2033	1,465,000	1,556,534
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2034	1,545,000	1,642,438
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2035	1,620,000	1,718,934
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,516,382
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,814,901
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2034	2,000,000	2,097,795
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2035	3,750,000	3,912,242
				19,125,686
Industrial development revenue: 0.12%
Tulsa Municipal Airport Trust Trustees American Airlines, Inc. AMT	6.25	12-1-2035	2,000,000	2,265,406
Tax revenue: 0.21%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,063,018
				30,090,821
Oregon: 0.71%
Airport revenue: 0.34%
Port of Portland Series 30A AMT	5.00	7-1-2033	6,000,000	6,663,529
GO revenue: 0.20%
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2032	950,000	1,036,563
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2034	1,060,000	1,174,374
City of Redmond Airport Expansion Projects Series A AMT	5.00	6-1-2036	1,450,000	1,604,531
				3,815,468
Health revenue: 0.17%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	125,370
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	305,907
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,750,829
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,145,000	1,150,817
				3,332,923
				13,811,920
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 5.26%
Airport revenue: 0.29%
Allegheny County Airport Authority Series A AMT	5.00%	1-1-2030	$3,000,000	$3,182,972
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,418,411
				5,601,383
Education revenue: 1.14%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,103,899
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	535,000	536,977
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,280,000	2,274,935
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	256,780
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	419,531
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	521,016
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,186,225
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2030	3,250,000	3,426,300
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	3,500,000	3,724,164
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	617,638
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	843,697
Pennsylvania Higher Educational Facilities Authority State System of Higher Education Series AT-1	4.00	6-15-2035	2,000,000	1,999,928
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,259,519
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	170,000	168,369
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	490,000	490,124
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	320,000	320,098
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	1,460,000	1,473,578
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	506,310
				22,129,088
GO revenue: 1.08%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	970,159
City of Philadelphia Series B (Truist Bank LOC)ø	2.75	8-1-2031	4,500,000	4,500,000
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	673,372
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	985,448
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,170,439
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,326,870
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,886,405
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,659,758
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,655,394
				20,827,845
Health revenue: 0.91%
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,350,000
The accompanying notes are an integral part of these financial statements.
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00%	7-1-2028	$1,500,000	$1,547,982
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,194,710
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	758,840
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,404,797
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	5,500,000	5,506,395
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	250,000	252,174
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	343,296
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,032,520
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	959,243
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-2 (PNC Bank N.A. LOC)ø	2.85	11-1-2061	2,000,000	2,000,000
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,217,884
				17,567,841
Housing revenue: 0.95%
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.00	6-30-2032	2,770,000	2,992,991
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,564,826
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,975,094
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,109,636	2,224,591
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2033	2,500,000	2,522,097
				18,279,599
Miscellaneous revenue: 0.00%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	25,000	26,241
Resource recovery revenue: 0.36%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	3,500,000	3,874,813
Pennsylvania EDFA Noble Environmental, Inc. AMT144Aøø	5.45	3-1-2056	3,000,000	3,107,385
				6,982,198
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	525,541
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	532,348
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	591,731
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	651,562
				2,301,182
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.25%
Lancaster City Parking Authority Series A (BAM Insured)	4.00%	9-1-2027	$570,000	$576,293
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,197,114
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	413,838
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	428,695
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	443,678
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	463,129
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,395,915
				4,918,662
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	3,074,898
				101,708,937
Rhode Island: 0.44%
Health revenue: 0.22%
Rhode Island Health & Educational Building Corp. Lifespan Corp. Obligated Group Series B	5.00	5-15-2031	4,000,000	4,315,780
Housing revenue: 0.22%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.25	9-15-2043	1,000,000	1,084,366
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2038	700,000	748,771
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2040	740,000	781,448
Rhode Island Health & Educational Building Corp. PRG - Properties LLC Series A (AG Insured)	5.00	7-1-2045	1,500,000	1,548,862
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	10,000	10,024
				4,173,471
				8,489,251
South Carolina: 0.81%
Airport revenue: 0.06%
Charleston County Airport District Series A AMT	5.25	7-1-2041	1,000,000	1,097,689
Education revenue: 0.26%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	5,000,000	4,948,573
Health revenue: 0.07%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.00	4-1-2036	1,270,000	1,385,171
Miscellaneous revenue: 0.01%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	280,000	279,512
The accompanying notes are an integral part of these financial statements.
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.41%
South Carolina Public Service Authority Series A	5.00%	12-1-2031	$2,850,000	$3,101,210
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,843,186
				7,944,396
				15,655,341
Tennessee: 1.56%
GO revenue: 0.16%
Town of Collierville Series A	4.00	1-1-2046	3,150,000	3,149,866
Health revenue: 0.41%
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2034	7,175,000	7,975,285
Utilities revenue: 0.99%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,204,923
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,536,306
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	8,000,000	8,459,002
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	927,835
				19,128,066
				30,253,217
Texas: 7.39%
Airport revenue: 0.51%
City of El Paso	5.00	8-15-2027	835,000	857,746
City of El Paso	5.00	8-15-2028	880,000	924,730
City of El Paso	5.00	8-15-2029	920,000	984,946
City of El Paso	5.00	8-15-2030	970,000	1,055,797
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,776,002
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	4,000,000	4,358,840
				9,958,061
Education revenue: 0.96%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13	6-15-2034	785,000	782,338
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,042,012
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2030	1,735,000	1,798,389
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	306,212
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	312,205
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	323,025
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2044	400,000	392,227
Arlington Higher Education Finance Corp. Leadership Prep School	5.00	6-15-2039	225,000	245,553
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	980,000	941,951
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00%	2-15-2032	$500,000	$501,336
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	79,354
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	83,849
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	78,384
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	200,130
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	207,020
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,354
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	329,141
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	406,118
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	461,966
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	549,165
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	4,380,000	4,496,111
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,290,000	1,228,499
Odessa Junior College District (AG Insured)	4.00	7-1-2029	650,000	669,958
Odessa Junior College District (AG Insured)	4.00	7-1-2030	870,000	903,608
Odessa Junior College District (AG Insured)	4.00	7-1-2031	220,000	229,802
Odessa Junior College District (AG Insured)	4.00	7-1-2032	460,000	476,503
Odessa Junior College District (AG Insured)	4.00	7-1-2033	710,000	733,308
Odessa Junior College District (AG Insured)	4.00	7-1-2034	500,000	514,897
Odessa Junior College District (AG Insured)	4.00	7-1-2035	290,000	297,366
				18,666,781
GO revenue: 1.11%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,372,708
City of Houston Series A	4.00	3-1-2044	2,500,000	2,412,935
City of Round Rock	4.00	8-15-2043	1,875,000	1,885,342
County of Bexar	4.00	6-15-2041	5,000,000	4,957,829
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,216,986
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,205,000	1,202,847
Fort Bend Independent School District Series Bøø	3.13	8-1-2056	2,000,000	2,009,253
Harris Montgomery Counties Municipal Utility District No. 386	4.00	9-1-2032	1,450,000	1,450,455
Klein Independent School District	3.63	2-1-2033	1,010,000	1,010,352
North East Independent School Districtøø	3.75	8-1-2049	1,915,000	1,931,654
				21,450,361
The accompanying notes are an integral part of these financial statements.
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.50%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00%	10-1-2041	$3,205,000	$3,137,680
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2036	1,000,000	1,090,671
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,005,280
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2035	615,000	672,193
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2040	2,200,000	2,352,975
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2040	440,000	465,617
				9,724,416
Housing revenue: 0.66%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,681,111
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	722,626
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,031,372
Fort Worth Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	3,000,000	2,971,860
Legacy Denton Public Facility Corp. Roselawn Village Ltd.øø	3.15	11-1-2043	2,500,000	2,505,618
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-3	4.25	10-1-2030	2,000,000	1,991,182
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	5.50	10-1-2035	750,000	789,499
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,002,171
				12,695,439
Industrial development revenue: 0.86%
Brazoria County Industrial Development Corp. AM Winddownco LLC AMT144A†øø	10.00	6-1-2042	2,812,106	70,303
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2030	1,000,000	1,053,080
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2031	1,000,000	1,061,738
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2032	2,070,000	2,212,285
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2033	3,175,000	3,410,694
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,262,032
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	707,694
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63%	1-1-2031	$800,000	$686,373
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,192,255
				16,656,454
Miscellaneous revenue: 0.07%
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	1,250,000	1,253,079
Resource recovery revenue: 0.01%
Brazoria County Industrial Development Corp. AM Winddownco LLC AMT144A†	12.00	6-1-2043	4,686,843	117,171
Transportation revenue: 0.34%
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,282,162
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,060,715
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,056,327
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,156,789
				6,555,993
Utilities revenue: 1.00%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	15,000,000	15,004,063
Lower Colorado River Authority (AG Insured)	5.00	5-15-2030	990,000	1,073,378
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	3,000,000	3,273,456
				19,350,897
Water & sewer revenue: 1.37%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,323,625
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,186,047
San Antonio Water System Series A (Truist Bank SPA)ø	2.88	5-1-2054	9,000,000	9,000,000
				26,509,672
				142,938,324
Utah: 1.22%
Airport revenue: 0.20%
Salt Lake City Series A AMT	5.00	7-1-2029	1,000,000	1,038,474
Salt Lake City Series A AMT	5.00	7-1-2031	2,705,000	2,803,241
				3,841,715
Education revenue: 0.02%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	345,000	320,647
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,592,987
The accompanying notes are an integral part of these financial statements.
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.14%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00%	7-1-2054	$2,455,000	$2,682,414
Miscellaneous revenue: 0.65%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	900,000	900,000
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	915,000	920,044
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	480,000	482,642
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	580,000	583,205
Pine View Public Infrastructure District No. 2 Firelight Assessment Area No. 1144A	6.25	12-1-2055	4,500,000	4,603,477
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.13	3-1-2035	1,780,000	1,871,437
Wakara Ridge Public Infrastructure District Ridge Assessment Area144A	5.63	12-1-2054	3,150,000	3,247,111
				12,607,916
Tax revenue: 0.13%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.00	6-1-2044	1,000,000	1,016,778
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	5.50	6-15-2039	1,500,000	1,553,298
				2,570,076
				23,615,755
Vermont: 0.11%
Housing revenue: 0.03%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	530,000	531,520
Resource recovery revenue: 0.08%
Vermont EDA Casella Waste Systems, Inc. Series A AMT144Aøø	4.38	6-1-2052	1,500,000	1,543,604
				2,075,124
Virginia: 1.64%
Education revenue: 0.06%
Virginia College Building Authority Regent University Obligated Group	5.00	6-1-2029	330,000	342,710
Virginia College Building Authority Regent University Obligated Group	5.00	6-1-2030	350,000	367,026
Virginia College Building Authority Regent University Obligated Group	5.00	6-1-2031	300,000	316,858
				1,026,594
GO revenue: 0.13%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,537,201
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.11%
Roanoke County EDA Friendship Foundationøø	5.50%	9-1-2058	$350,000	$344,889
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	2.90	1-1-2054	1,800,000	1,800,000
				2,144,889
Housing revenue: 0.48%
Virginia College Building Authority Series C	4.00	2-1-2036	2,625,000	2,633,256
Virginia Housing Development Authority Series A	3.90	3-1-2037	955,000	954,164
Virginia Housing Development Authority Series A	3.95	9-1-2037	825,000	823,948
Virginia Housing Development Authority Series A	4.10	9-1-2040	1,390,000	1,381,126
Virginia Housing Development Authority Series A	4.45	9-1-2045	3,500,000	3,530,385
				9,322,879
Transportation revenue: 0.86%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	8,390,302
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,468,944
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	3,007,121
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,773,443
				16,639,810
				31,671,373
Washington: 1.95%
Airport revenue: 0.21%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,057,213
Washington EDFA AMTøø	5.88	12-1-2045	2,000,000	2,045,224
				4,102,437
GO revenue: 0.10%
City of Seattle	4.00	12-1-2040	1,900,000	1,899,313
Health revenue: 0.82%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,140,000	2,168,148
King County Public Hospital District No. 4 Series A	5.50	12-1-2035	2,750,000	2,738,138
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	3,997,727
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,003,022
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,002,500
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	1,000,518
				15,910,053
Housing revenue: 0.66%
King County Housing Authority	2.00	10-1-2033	600,000	524,079
The accompanying notes are an integral part of these financial statements.
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
King County Housing Authority	2.13%	10-1-2036	$2,000,000	$1,690,941
King County Housing Authority	4.00	10-1-2029	225,000	229,613
King County Housing Authority	4.00	10-1-2030	200,000	205,520
King County Housing Authority	4.00	10-1-2031	290,000	298,402
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,145,795
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,661,861
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,773,310
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,092,935
				12,622,456
Utilities revenue: 0.16%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	2.92	5-1-2045	3,140,000	3,130,419
				37,664,678
West Virginia: 0.47%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,062,688
Tax revenue: 0.14%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	370,000	387,539
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	880,000	949,951
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	815,000	775,926
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	635,000	639,303
				2,752,719
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,222,882
				9,038,289
Wisconsin: 3.60%
Education revenue: 0.74%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	445,000	432,918
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	405,000	396,862
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	930,000	884,012
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2034	1,590,000	1,627,389
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	305,000	301,825
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	700,000	688,732
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	165,000	165,899
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	746,405
PFA Triad Math & Science Academy Co.144A	5.00	6-15-2036	3,395,000	3,469,565
PFA Union Day School, Inc.144A	5.50	6-15-2036	5,000,000	5,021,053
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	502,772
				14,237,432
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.25%
City of Milwaukee Series B2 (AG Insured)	5.00%	4-1-2035	$2,200,000	$2,454,864
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2036	2,235,000	2,481,598
				4,936,462
Health revenue: 0.55%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	182,876
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	184,755
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	292,485
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	370,402
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	579,147
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	598,268
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	692,934
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,250,000	3,256,237
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,168,319
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	623,940
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	380,867
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	1,405,000	1,442,532
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	903,639
				10,676,401
Housing revenue: 1.42%
PFA Maniilaq Association Obligated Group	5.25	12-1-2042	2,000,000	2,115,425
PFA Maniilaq Association Obligated Group	5.25	12-1-2043	2,750,000	2,898,085
PFA Maniilaq Association Obligated Group	5.25	12-1-2044	2,000,000	2,090,115
PFA Maniilaq Association Obligated Group Series B	5.00	12-1-2030	1,000,000	1,055,079
PFA Maniilaq Association Obligated Group Series B	5.00	12-1-2031	2,000,000	2,126,689
PFA Maniilaq Association Obligated Group Series B	5.00	12-1-2032	4,000,000	4,280,626
PFA Maniilaq Association Obligated Group Series B	5.00	12-1-2033	6,845,000	7,353,879
PFA Maniilaq Association Obligated Group Series B	5.00	12-1-2034	2,185,000	2,353,835
PFA Class A-1 Series 1	5.40	6-20-2044	3,000,000	3,216,965
				27,490,698
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	838,092
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2036	1,000,000	958,957
				1,797,049
Miscellaneous revenue: 0.55%
PFA Astro Texas Land Projects144A	5.00	12-15-2036	3,437,908	3,436,944
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2029	1,050,000	939,878
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2031	1,350,000	1,121,365
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2028	260,000	241,305
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2029	390,000	349,692
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2030	550,000	475,658
The accompanying notes are an integral part of these financial statements.
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Wisconsin HEFA144A	6.50%	11-1-2036	$1,000,000	$1,024,848
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,000,000
				10,589,690
				69,727,732
Total municipal obligations (Cost $1,936,032,542)				1,919,197,303

		Yield	Shares
Short-term investments: 0.04%
Investment companies: 0.04%
Allspring Government Money Market Fund Select Class♠∞##		3.57	724,813	724,813
Total short-term investments (Cost $724,813)				724,813
Total investments in securities (Cost $1,936,757,355)	99.22%			1,919,922,116
Other assets and liabilities, net	0.78			15,014,939
Total net assets	100.00%			$1,934,937,055

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 41

Portfolio of investments—June 30, 2026

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,214,567	$445,003,164	$(459,492,918)	$0	$0	$724,813	724,813	$321,335
The accompanying notes are an integral part of these financial statements.
42 | Allspring Strategic Municipal Bond Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,936,032,542)	$1,919,197,303
Investments in affiliated securities, at value (cost $724,813)	724,813
Cash	493
Receivable for interest	20,377,652
Receivable for Fund shares sold	2,066,857
Receivable for investments sold	1,704,622
Prepaid expenses and other assets	48,132
Total assets	1,944,119,872
Liabilities
Payable for investments purchased	4,242,637
Payable for Fund shares redeemed	3,377,643
Dividends payable	724,993
Management fee payable	585,827
Administration fees payable	144,820
Shareholder servicing fees payable	64,699
Distribution fee payable	7,435
Accrued expenses and other liabilities	34,763
Total liabilities	9,182,817
Total net assets	$1,934,937,055
Net assets consist of
Paid-in capital	$1,997,264,177
Total distributable loss	(62,327,122)
Total net assets	$1,934,937,055
Computation of net asset value and offering price per share
Net assets–Class A	$303,388,942
Shares outstanding–Class A1	33,977,776
Net asset value per share–Class A	$8.93
Maximum offering price per share – Class A2	$9.30
Net assets–Class C	$11,948,002
Shares outstanding–Class C1	1,333,444
Net asset value per share–Class C	$8.96
Net assets–Class R6	$4,110,069
Shares outstanding–Class R6[1]	460,099
Net asset value per share–Class R6	$8.93
Net assets–Institutional Class	$1,615,490,042
Shares outstanding–Institutional Class[1]	180,967,211
Net asset value per share–Institutional Class	$8.93
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 43

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$64,772,966
Income from affiliated securities	321,335
Total investment income	65,094,301
Expenses
Management fee	7,085,756
Administration fees
Class A	460,164
Class C	20,165
Class R6	1,614
Administrator Class	4,428 [1]
Institutional Class	1,269,818
Shareholder servicing fees
Class A	766,060
Class C	33,530
Administrator Class	10,995 [1]
Distribution fee
Class C	100,589
Custody and accounting fees	71,546
Professional fees	88,669
Registration fees	124,798
Shareholder report expenses	60,049
Trustees’ fees and expenses	23,758
Other fees and expenses	44,770
Total expenses	10,166,709
Less: Fee waivers and/or expense reimbursements
Fund-level	(34,491)
Class A	(1,186)
Institutional Class	(246)
Net expenses	10,130,786
Net investment income	54,963,515
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(6,637,518)
Net change in unrealized gains (losses) on investments	42,402,347
Net realized and unrealized gains (losses) on investments	35,764,829
Net increase in net assets resulting from operations	$90,728,344
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Strategic Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$54,963,515		$53,348,171
Net realized losses on investments		(6,637,518)		(2,174,300)
Net change in unrealized gains (losses) on investments		42,402,347		(1,445,015)
Net increase in net assets resulting from operations		90,728,344		49,728,856
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,969,916)		(8,261,334)
Class C		(247,883)		(314,200)
Class R6		(159,314)		(541,589)
Administrator Class		(118,326)[1]		(749,548)
Institutional Class		(46,342,020)		(43,480,303)
Total distributions to shareholders		(54,837,459)		(53,346,974)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,834,372	42,964,473	5,932,717	52,231,038
Class C	124,230	1,110,052	150,668	1,336,205
Class R6	12,309	108,037	293,936	2,590,951
Administrator Class	39,244 [1]	343,966 [1]	254,905	2,253,894
Institutional Class	42,285,969	375,491,357	69,949,338	616,271,118
		420,017,885		674,683,206
Reinvestment of distributions
Class A	800,567	7,117,668	838,198	7,395,991
Class C	26,957	240,448	33,953	300,639
Class R6	14,585	129,703	15,051	132,780
Administrator Class	9,967 [1]	87,409 [1]	79,243	699,250
Institutional Class	4,399,121	39,106,109	4,176,045	36,835,346
		46,681,337		45,364,006
Payment for shares redeemed
Class A	(7,345,057)	(65,210,132)	(9,533,289)	(83,991,034)
Class C	(525,249)	(4,687,119)	(667,815)	(5,899,557)
Class R6	(261,820)	(2,330,921)	(2,196,457)	(19,319,501)
Administrator Class	(98,473)[1]	(861,254)[1]	(1,987,242)	(17,535,532)
Institutional Class	(41,649,253)	(370,020,026)	(63,636,961)	(559,978,911)
		(443,109,452)		(686,724,535)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 45

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(2,410,741)[2]	$(21,441,127)[2]	0	$0
Institutional Class	2,410,117 [2]	21,441,127 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		23,589,770		33,322,677
Total increase in net assets		59,480,655		29,704,559
Net assets
Beginning of period		1,875,456,400		1,845,751,841
End of period		$1,934,937,055		$1,875,456,400
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
46 | Allspring Strategic Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.76	$8.78	$8.68	$8.68	$9.33
Net investment income	0.23 [1]	0.22 [1]	0.20 [1]	0.17	0.13
Net realized and unrealized gains (losses) on investments	0.17	(0.02)	0.11	0.00 [2]	(0.65)
Total from investment operations	0.40	0.20	0.31	0.17	(0.52)
Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.21)	(0.17)	(0.13)
Net asset value, end of period	$8.93	$8.76	$8.78	$8.68	$8.68
Total return[3]	4.62%	2.34%	3.58%	2.03%	(5.66)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.80%	0.79%
Net expenses	0.79%	0.79%	0.79%	0.80%	0.79%
Net investment income	2.60%	2.54%	2.36%	2.00%	1.38%
Supplemental data
Portfolio turnover rate	15%	16%	11%	15%	24%
Net assets, end of period (000s omitted)	$303,389	$312,709	$337,409	$407,928	$508,573

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 47

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.79	$8.81	$8.71	$8.71	$9.36
Net investment income	0.17 [1]	0.16 [1]	0.14 [1]	0.12	0.06
Net realized and unrealized gains (losses) on investments	0.16	(0.02)	0.10	(0.01)	(0.65)
Total from investment operations	0.33	0.14	0.24	0.11	(0.59)
Distributions to shareholders from
Net investment income	(0.16)	(0.16)	(0.14)	(0.11)	(0.06)
Net asset value, end of period	$8.96	$8.79	$8.81	$8.71	$8.71
Total return[2]	3.83%	1.57%	2.81%	1.27%	(6.34)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.54%	1.55%	1.54%
Net expenses	1.54%	1.54%	1.54%	1.55%	1.54%
Net investment income	1.85%	1.78%	1.61%	1.24%	0.62%
Supplemental data
Portfolio turnover rate	15%	16%	11%	15%	24%
Net assets, end of period (000s omitted)	$11,948	$15,014	$19,291	$27,858	$39,696

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
48 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.77	$8.78	$8.68	$8.68	$9.33
Net investment income	0.26 [1]	0.25 [1]	0.24 [1]	0.21	0.16
Net realized and unrealized gains (losses) on investments	0.16	0.00	0.10	0.00 [2]	(0.65)
Total from investment operations	0.42	0.25	0.34	0.21	(0.49)
Distributions to shareholders from
Net investment income	(0.26)	(0.26)	(0.24)	(0.21)	(0.16)
Net asset value, end of period	$8.93	$8.77	$8.78	$8.68	$8.68
Total return[3]	4.89%	2.83%	3.97%	2.42%	(5.30)%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.42%	0.41%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.41%
Net investment income	2.97%	2.88%	2.74%	2.45%	1.74%
Supplemental data
Portfolio turnover rate	15%	16%	11%	15%	24%
Net assets, end of period (000s omitted)	$4,110	$6,093	$22,661	$24,490	$11,008

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 49

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.76	$8.77	$8.68	$8.68	$9.32
Net investment income	0.26 [1]	0.25 [1]	0.23 [1]	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.17	(0.01)	0.09	0.00 [2]	(0.64)
Total from investment operations	0.43	0.24	0.32	0.20	(0.48)
Distributions to shareholders from
Net investment income	(0.26)	(0.25)	(0.23)	(0.20)	(0.16)
Net asset value, end of period	$8.93	$8.76	$8.77	$8.68	$8.68
Total return[3]	4.95%	2.78%	3.80%	2.37%	(5.25)%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.47%	0.47%	0.46%
Net expenses	0.47%	0.47%	0.47%	0.47%	0.46%
Net investment income	2.93%	2.86%	2.69%	2.33%	1.71%
Supplemental data
Portfolio turnover rate	15%	16%	11%	15%	24%
Net assets, end of period (000s omitted)	$1,615,490	$1,520,096	$1,430,315	$1,501,879	$1,806,507

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
50 | Allspring Strategic Municipal Bond Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Strategic Municipal Bond Fund | 51

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $1,937,522,036 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$15,227,924
Gross unrealized losses	(32,827,844)
Net unrealized losses	$(17,599,920)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $20,437,241 in short-term capital losses and $25,420,879 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,919,197,303	$0	$1,919,197,303
Short-term investments
Investment companies	724,813	0	0	724,813
Total assets	$724,813	$1,919,197,303	$0	$1,919,922,116
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
52 | Allspring Strategic Municipal Bond Fund

Notes to financial statements
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.79%
Class C	1.54
Class R6	0.42
Institutional Class	0.47
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $3,063 from the sale of Class A shares and $6,257 and $270 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Strategic Municipal Bond Fund | 53

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $265,950,000, $176,210,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $373,928,884 and $263,101,384, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$786,570	$0
Tax-exempt income	54,050,889	53,346,974
Total	$54,837,459	$53,346,974
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$1,861,771	$(17,599,920)	$(45,858,120)	$(61,596,269)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
54 | Allspring Strategic Municipal Bond Fund

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Strategic Municipal Bond Fund | 55

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Strategic Municipal Bond Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
56 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Strategic Municipal Bond Fund | 57

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

58 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Strategic Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Strategic Municipal Bond Fund | 59

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review, except for the one-year period under review, which was lower than the average investment performance of the Universe. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Short-Intermediate Municipal Bond Index, for all periods under review, except for the one-year period under review, which was lower than the investment performance of its benchmark index.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class, except for Class A, which was higher than the median net operating expense ratios of the expense Group. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board received information concerning, and discussed factors contributing to, the higher net operating expense ratios for the Class A and Class R6 shares relative to the expense Groups for the share classes. The Board took note of the explanations for the net operating expense ratios of those share classes and the other share classes of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of or equal to the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

60 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Strategic Municipal Bond Fund | 61

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4313 06-26

Allspring
Pennsylvania
Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.48%
Alabama: 0.77%
Utilities revenue: 0.77%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$787,080
California: 1.03%
Utilities revenue: 1.03%
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	1,000,000	1,048,570
Guam: 2.89%
Airport revenue: 0.76%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	213,545
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	563,381
				776,926
Miscellaneous revenue: 1.98%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,464,693
Territory of Guam Series G	5.00	1-1-2035	500,000	548,023
				2,012,716
Water & sewer revenue: 0.15%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2037	135,000	146,627
				2,936,269
Illinois: 1.48%
Airport revenue: 0.47%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	482,694
GO revenue: 1.01%
City of Chicago Series A	5.50	1-1-2041	1,000,000	1,024,293
				1,506,987
Kentucky: 1.02%
Utilities revenue: 1.02%
Kentucky Public Energy Authority Series A	5.00	6-1-2034	1,000,000	1,039,451
Pennsylvania: 92.76%
Airport revenue: 2.49%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,515,460
Allegheny County Airport Authority Series B	5.00	1-1-2056	1,000,000	1,017,055
				2,532,515
Education revenue: 16.85%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	951,127
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	500,928
The accompanying notes are an integral part of these financial statements.
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Chester County IDA Avon Grove Charter School Series A	5.00%	12-15-2047	$1,160,000	$1,137,052
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	965,394
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	331,967
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	316,116
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	550,222
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	677,031
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	597,971
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	423,385
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	200,947
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	697,628
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	2.67	11-15-2039	1,800,000	1,800,000
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,000,415
Pennsylvania EDFA Villanova University	5.00	8-1-2049	1,500,000	1,568,447
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	1,000,000	1,064,047
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	501,992
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	305,229
Pennsylvania State University	5.00	9-1-2042	865,000	946,202
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	185,000	190,918
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	249,611
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	224,141
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	147,411
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	506,464
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,849
				17,142,494
GO revenue: 19.26%
Allentown City School District (AG Insured)	5.00	6-1-2049	300,000	312,495
Blue Mountain School District Series B (AG Insured)	4.00	8-1-2036	350,000	354,524
City of Oil City Series A (AG Insured)	4.00	12-1-2039	315,000	316,163
City of Oil City Series A (AG Insured)	4.00	12-1-2040	250,000	251,634
City of Oil City Series A (AG Insured)	4.00	12-1-2041	250,000	251,449
City of Oil City Series A (AG Insured)	4.00	12-1-2042	200,000	200,783
City of Pittsburgh	4.25	9-1-2044	2,000,000	2,029,339
City of Pittsburgh	5.00	9-1-2043	600,000	638,153
City of Pittsburgh	5.00	9-1-2044	400,000	426,787
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	755,929
Commonwealth of Pennsylvania Series 1st	5.00	8-1-2033	1,500,000	1,705,407
Commonwealth of Pennsylvania Series 2nd	4.00	9-15-2034	500,000	499,844
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	500,527
Derry Area School District (BAM Insured)	5.00	10-1-2045	1,540,000	1,631,118
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Highlands School District (AG Insured)	5.00%	4-15-2035	$295,000	$317,814
Mechanicsburg Area School District (AG Insured)	5.00	5-15-2051	1,100,000	1,130,676
Pequea Valley School District	4.00	5-15-2049	750,000	698,287
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,268,952
School District of Philadelphia Series B	5.00	9-1-2048	1,000,000	1,045,303
State College Area School District	5.00	3-15-2040	1,500,000	1,500,400
State College Area School District	5.00	5-15-2044	1,225,000	1,257,353
Steel Valley School District (BAM Insured)	4.38	11-1-2047	500,000	500,899
West Shore School District	5.00	11-15-2048	1,500,000	1,509,743
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	101,430
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	52,755
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	73,760
Wyalusing Area School District	5.00	4-1-2040	100,000	109,354
Wyalusing Area School District	5.00	4-1-2045	145,000	152,689
				19,593,567
Health revenue: 23.79%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,693,758
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.37	11-15-2047	1,000,000	994,333
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	342,344
County of Lehigh Valley Health Network Obligated Group Series A	4.00	7-1-2049	1,105,000	972,256
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2028	805,000	805,789
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	255,901
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	450,275
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	375,204
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,000,824
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,007,216
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group##	5.00	11-1-2051	2,125,000	2,147,761
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	476,234
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	895,000	899,435
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,000,000	998,465
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2047	575,000	587,829
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,014,830
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,019,189
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	1,011,551
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	509,987
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	12-15-2056	1,000,000	1,018,972
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,020,466
The accompanying notes are an integral part of these financial statements.
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.70%	1-1-2038	$900,000	$900,000
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1 (Bank of America N.A. LOC)ø	3.05	11-1-2061	2,000,000	2,000,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	2.85	7-1-2054	300,000	300,000
Philadelphia IDA Greater Delaware Valley Society of Transplant Surgeons (TD Bank N.A. LOC)ø	2.68	12-1-2034	155,000	155,000
St. Mary Hospital Authority Trinity Health Corp. Obligated Group Series PA	5.00	12-1-2048	1,000,000	1,014,274
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	358,371
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	477,491
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	384,979
				24,192,734
Housing revenue: 9.87%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	340,000	340,161
Delaware County Vocational & Technical School Authority Intermediate Unit (BAM Insured)	5.50	11-1-2050	1,000,000	1,076,289
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	750,000	792,283
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,004,540
Pennsylvania Housing Finance Agency Darby Housing LP (FNMA Insured)	4.90	6-1-2041	993,000	1,022,618
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	1,500,000	1,504,433
Pennsylvania Housing Finance Agency Series 145-A	4.80	10-1-2051	645,000	648,139
Pennsylvania Housing Finance Agency Series 151-A	5.00	10-1-2026	700,000	703,659
Pennsylvania Housing Finance Agency Series 151-A	5.00	4-1-2027	1,485,000	1,510,198
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	555,694
State Public School Building Authority Chester Upland School District Series C (AG Insured)	5.00	9-15-2026	875,000	876,161
				10,034,175
Miscellaneous revenue: 5.26%
Chester County IDA Longwood Gardens, Inc.	4.00	12-1-2046	1,595,000	1,521,391
Delaware Valley Regional Finance Authority Series B (TD Bank N.A. LOC)ø	2.90	9-1-2059	2,000,000	2,000,000
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,020,966
Philadelphia IDA Series A	5.00	2-15-2038	785,000	806,717
				5,349,074
Resource recovery revenue: 0.54%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	500,000	553,545
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.50%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2042	$500,000	$524,568
Pennsylvania Turnpike Commission Oil Franchise Series B	5.00	12-1-2048	1,000,000	1,021,869
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	935,000	992,728
				2,539,165
Transportation revenue: 3.32%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	587,455
Pennsylvania Turnpike Commission Series 2nd%%	5.00	6-1-2043	1,500,000	1,653,745
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	790,796
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	330,000	349,114
				3,381,110
Utilities revenue: 2.00%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,008,859
Philadelphia Gas Works Co. Series A (AG Insured)	5.00	8-1-2050	1,000,000	1,021,798
				2,030,657
Water & sewer revenue: 6.88%
Allegheny County Sanitary Authority	5.25	12-1-2055	500,000	526,619
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,014,228
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	596,584
Erie Sewer Authority (BAM Insured)	5.00	12-1-2043	1,325,000	1,408,783
Erie Sewer Authority (BAM Insured)	5.00	12-1-2046	850,000	880,327
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	473,061
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2048	1,000,000	1,054,145
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2055	1,000,000	1,042,778
				6,996,525
				94,345,561
South Carolina: 0.53%
Utilities revenue: 0.53%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	536,492
Total municipal obligations (Cost $103,468,803)				102,200,410

		Yield	Shares
Short-term investments: 0.23%
Investment companies: 0.23%
Allspring Government Money Market Fund Select Class♠∞##		3.57	234,091	234,091
Total short-term investments (Cost $234,091)				234,091
Total investments in securities (Cost $103,702,894)	100.71%			102,434,501
Other assets and liabilities, net	(0.71)			(722,043)
Total net assets	100.00%			$101,712,458

The accompanying notes are an integral part of these financial statements.
6 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2026

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,285,806	$34,241,458	$(35,293,173)	$0	$0	$234,091	234,091	$37,968
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 7

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $103,468,803)	$102,200,410
Investments in affiliated securities, at value (cost $234,091)	234,091
Cash	337
Receivable for interest	1,120,709
Receivable for investments sold	75,001
Receivable for Fund shares sold	13,877
Prepaid expenses and other assets	15,736
Total assets	103,660,161
Liabilities
Payable for investments purchased	1,642,770
Payable for Fund shares redeemed	181,312
Dividends payable	74,295
Management fee payable	21,641
Administration fees payable	8,287
Shareholder servicing fees payable	5,905
Accrued expenses and other liabilities	13,493
Total liabilities	1,947,703
Total net assets	$101,712,458
Net assets consist of
Paid-in capital	$105,300,369
Total distributable loss	(3,587,911)
Total net assets	$101,712,458
Computation of net asset value and offering price per share
Net assets–Class A	$28,847,935
Shares outstanding–Class A1	2,674,085
Net asset value per share–Class A	$10.79
Maximum offering price per share – Class A2	$11.30
Net assets–Institutional Class	$72,864,523
Shares outstanding–Institutional Class[1]	6,753,918
Net asset value per share–Institutional Class	$10.79
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Pennsylvania Tax-Free Fund

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$3,742,457
Income from affiliated securities	37,968
Total investment income	3,780,425
Expenses
Management fee	381,839
Administration fees
Class A	42,052
Class C	866 [1]
Institutional Class	53,475
Shareholder servicing fees
Class A	70,033
Class C	1,441 [1]
Distribution fee
Class C	4,324 [1]
Custody and accounting fees	4,542
Professional fees	49,437
Registration fees	59,107
Shareholder report expenses	24,262
Trustees’ fees and expenses	5,537
Other fees and expenses	10,272
Total expenses	707,187
Less: Fee waivers and/or expense reimbursements
Fund-level	(143,907)
Class A	(20,968)
Net expenses	542,312
Net investment income	3,238,113
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(294,078)
Net change in unrealized gains (losses) on investments	3,270,219
Net realized and unrealized gains (losses) on investments	2,976,141
Net increase in net assets resulting from operations	$6,214,254
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$3,238,113		$2,993,166
Net realized losses on investments		(294,078)		(1,050,691)
Net change in unrealized gains (losses) on investments		3,270,219		(1,148,154)
Net increase in net assets resulting from operations		6,214,254		794,321
Distributions to shareholders from
Net investment income and net realized gains
Class A		(902,008)		(894,976)
Class C		(14,247)[1]		(36,990)
Institutional Class		(2,315,482)		(2,058,636)
Total distributions to shareholders		(3,231,737)		(2,990,602)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	387,175	4,137,787	139,762	1,488,826
Class C	17,089 [1]	178,096 [1]	46,126	487,474
Institutional Class	1,614,583	17,232,992	1,340,905	14,198,026
		21,548,875		16,174,326
Reinvestment of distributions
Class A	80,385	857,872	79,642	851,143
Class C	1,187 [1]	12,495 [1]	3,430	36,591
Institutional Class	143,350	1,530,108	121,332	1,295,918
		2,400,475		2,183,652
Payment for shares redeemed
Class A	(541,057)	(5,771,508)	(448,504)	(4,812,808)
Class C	(7,053)[1]	(74,728)[1]	(86,503)	(922,932)
Institutional Class	(1,134,721)	(12,032,392)	(979,981)	(10,427,425)
		(17,878,628)		(16,163,165)
Share conversions
Class A	146,215 [2]	1,568,479 [2]	0	0
Class C	(146,461)[2]	(1,568,479)[2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		6,070,722		2,194,813
Total increase (decrease) in net assets		9,053,239		(1,468)
Net assets
Beginning of period		92,659,219		92,660,687
End of period		$101,712,458		$92,659,219
1 For the period from July 1, 2025 to November 14, 2025
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Pennsylvania Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.45	$10.71	$10.61	$10.71	$11.97
Net investment income	0.34 [1]	0.33 [1]	0.32 [1]	0.31 [1]	0.28
Net realized and unrealized gains (losses) on investments	0.34	(0.26)	0.10	(0.10)	(1.26)
Total from investment operations	0.68	0.07	0.42	0.21	(0.98)
Distributions to shareholders from
Net investment income	(0.34)	(0.33)	(0.32)	(0.31)	(0.28)
Net asset value, end of period	$10.79	$10.45	$10.71	$10.61	$10.71
Total return[2]	6.62%	0.65%	4.06%	1.97%	(8.32)%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.97%	0.98%	0.97%	0.94%
Net expenses	0.74%	0.73%	0.74%	0.74%	0.74%
Net investment income	3.22%	3.10%	3.03%	2.88%	2.41%
Supplemental data
Portfolio turnover rate	27%	23%	10%	15%	20%
Net assets, end of period (000s omitted)	$28,848	$27,183	$30,317	$33,065	$34,755

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.45	$10.71	$10.61	$10.71	$11.97
Net investment income	0.37 [1]	0.36 [1]	0.34 [1]	0.33 [1]	0.31
Net realized and unrealized gains (losses) on investments	0.34	(0.26)	0.11	(0.10)	(1.26)
Total from investment operations	0.71	0.10	0.45	0.23	(0.95)
Distributions to shareholders from
Net investment income	(0.37)	(0.36)	(0.35)	(0.33)	(0.31)
Net asset value, end of period	$10.79	$10.45	$10.71	$10.61	$10.71
Total return[2]	6.88%	0.89%	4.32%	2.23%	(8.10)%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.65%	0.66%	0.65%	0.61%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.47%	3.35%	3.28%	3.14%	2.66%
Supplemental data
Portfolio turnover rate	27%	23%	10%	15%	20%
Net assets, end of period (000s omitted)	$72,865	$64,066	$60,503	$68,626	$70,610

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Pennsylvania Tax-Free Fund | 13

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $103,693,472 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$807,162
Gross unrealized losses	(2,066,133)
Net unrealized losses	$(1,258,971)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $288,435 in short-term capital losses and $2,031,621 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$102,200,410	$0	$102,200,410
Short-term investments
Investment companies	234,091	0	0	234,091
Total assets	$234,091	$102,200,410	$0	$102,434,501
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
14 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.74%
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $993 from the sale of Class A shares and $184 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended June 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Pennsylvania Tax-Free Fund | 15

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $9,400,000, $10,280,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $31,474,477 and $24,313,403, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$33,609	$0
Tax-exempt income	3,198,128	2,990,602
Total	$3,231,737	$2,990,602
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$72,454	$(1,258,971)	$(2,320,056)	$(3,506,573)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Pennsylvania.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
16 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Pennsylvania Tax-Free Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Pennsylvania Tax-Free Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
18 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Pennsylvania Tax-Free Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Pennsylvania Tax-Free Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Pennsylvania Tax-Free Fund | 21

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the three-, five- and ten-year periods under review, and lower for the one-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which is not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or equal to the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which is not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

22 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Pennsylvania Tax-Free Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4301 06-26

Allspring California Limited-Term
Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.19%
Alabama: 0.89%
Utilities revenue: 0.89%
Black Belt Energy Gas District Series Eøø	5.00%	12-1-2055	$2,750,000	$2,928,677
California: 93.51%
Airport revenue: 5.52%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2027	450,000	456,918
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	404,618
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,949,377
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,083,758
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,211,378
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2031	740,000	805,273
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2032	875,000	959,495
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	580,919
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	766,767
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,042,078
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,058,933
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,773,667
				18,093,181
Education revenue: 8.70%
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	3.57	8-1-2072	5,000,000	4,998,589
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2035	960,000	1,009,465
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	807,896
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	252,127
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	350,369
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	301,161
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	350,000	346,693
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	453,196
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	230,000	231,432
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	358,948
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	315,000	318,041
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	420,000
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	446,817
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00%	7-1-2028	$465,000	$479,146
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	505,342
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	530,431
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	554,979
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	584,728
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	1,450,000	1,451,441
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	4.25	7-1-2035	830,000	846,556
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,551,632
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,497,930
California Statewide CDA CHF - Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,085,457
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	372,192
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	428,205
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	332,794
				28,515,567
GO revenue: 4.04%
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	301,697
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	350,260
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	295,645
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	244,713
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	337,457
El Rancho Unified School District BAN CAB¤	0.00	8-1-2028	2,000,000	1,889,015
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2033	225,000	222,779
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2034	375,000	368,076
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2035	520,000	499,674
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,019,085
Pittsburg Unified School District (AG Insured)	4.00	8-1-2031	150,000	155,459
Pittsburg Unified School District (AG Insured)	4.00	8-1-2032	250,000	257,899
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2030	150,000	155,680
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2031	200,000	208,340
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2032	200,000	207,167
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2033	200,000	206,350
San Bernardino City Unified School District Series A (AG Insured)	1.25	8-1-2029	435,000	403,696
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,078,955
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	551,176
San Lucas Union Elementary School District BAN	5.00	8-1-2030	1,100,000	1,202,607
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sierra Kings Health Care District	5.00%	8-1-2032	$1,240,000	$1,241,027
Stockton Unified School District Series A (BAM Insured)	5.00	8-1-2032	900,000	1,023,842
				13,220,599
Health revenue: 10.46%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	900,000	941,628
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,121,038
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,601,010
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	398,537
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	207,561
California HFFA Providence St. Joseph Health Obligated Group Series Cøø	5.00	10-1-2050	4,000,000	4,299,774
California HFFA Scripps Health Obligated Group Series B-2øø	5.00	11-15-2061	1,200,000	1,314,607
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	595,384
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	505,000	505,114
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,010,040
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,780,401
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	406,029
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,261,650
California Municipal Finance Authority HealthRIGHT 360 Series A144A	5.00	11-1-2029	810,000	824,944
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	827,497
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	928,739
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2030	195,000	206,851
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2031	210,000	225,371
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2032	310,000	335,906
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2033	490,000	535,213
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2034	410,000	450,604
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,169,208
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	501,405
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	365,188
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	676,971
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,832,080
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	784,745
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	840,239
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	906,936
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	251,274
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00%	12-1-2027	$300,000	$307,766
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	258,199
Sierra View Local Health Care District	5.00	7-1-2027	630,000	641,893
Sierra View Local Health Care District	5.00	7-1-2029	630,000	659,151
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	277,912
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	367,644
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	319,328
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	344,509
				34,282,346
Housing revenue: 18.26%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	208,772
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	342,593
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	501,750
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,252,013	4,332,322
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,750,911	2,729,171
California Housing Finance Agency Series A (FHA Insured)	3.90	2-1-2033	500,000	511,704
California Housing Finance Agency Series A (FHA Insured)	3.95	8-1-2033	450,000	461,405
California Housing Finance Agency Series A (FHA Insured)	4.00	2-1-2034	565,000	581,187
California Housing Finance Agency Series A (FHA Insured)	4.05	8-1-2034	365,000	375,399
California Housing Finance Agency Series A (FHA Insured)	4.10	2-1-2035	620,000	638,126
California Housing Finance Agency Series A (FHA Insured)	4.15	8-1-2035	350,000	360,268
California Housing Finance Agency Tampa Sherman LPøø	2.90	5-1-2056	3,000,000	2,998,666
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2027	2,000,000	2,037,672
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	732,164
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	424,656
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	485,512
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	437,807
California Municipal Finance Authority International Leadership of Texas Inc Series A-1øø	3.15	8-1-2059	1,500,000	1,506,073
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,251,278
California Municipal Finance Authority PSI Rehab LP Series A-2øø	3.00	8-1-2029	1,000,000	1,000,686
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-2øø	3.45	12-1-2029	4,400,000	4,442,324
California Municipal Finance Authority Second Street Family LP Series Aøø	2.93	12-1-2045	3,000,000	3,003,344
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	177,476
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	276,362
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	296,806
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority Southwestern Law School	5.00%	11-1-2028	$200,000	$207,462
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	220,234
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	232,879
California Municipal Finance Authority Wildomar Family Housing LP Series Bøø	3.05	12-1-2064	2,300,000	2,307,883
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	5.70	6-1-2034	750,000	763,891
California Statewide CDA CHF - Irvine LLC	5.00	5-15-2032	1,250,000	1,251,629
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2033	1,000,000	1,085,538
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	385,000	377,366
City of San Jose Berryessa Affordable Housing LP Series Aøø	3.05	5-1-2066	3,000,000	3,000,059
City of San Jose Kooser Apartments LP Series A-2øø	3.00	3-1-2030	2,500,000	2,507,190
Compton PFA144A	4.00	9-1-2027	850,000	850,188
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	140,501
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	372,271
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	262,693
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	274,480
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	285,455
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	297,287
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,880,000	5,644,001
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	925,351
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	572,790
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,608,524
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series Aøø	3.00	1-1-2046	5,000,000	5,009,971
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,509,121
				59,820,287
Industrial development revenue: 0.64%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,080,714
Miscellaneous revenue: 7.71%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	667,033
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	794,835
California Infrastructure & Economic Development Bank Museum Associates	3.25	6-1-2033	1,000,000	1,005,409
California Infrastructure & Economic Development Bank Salvation Army Western Territory	4.00	9-1-2034	600,000	600,312
California Municipal Finance Authority San Bernardino Municipal Water Department (BAM Insured)	5.00	8-1-2031	1,455,000	1,457,082
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	391,556
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	261,811
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,262,482
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	281,692
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2031	400,000	449,127
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00%	9-2-2032	$500,000	$570,436
County of Santa Barbara Series B AMT COP	5.00	12-1-2029	600,000	627,691
Irvine Ranch Water District COP	5.00	3-1-2030	2,215,000	2,224,480
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	493,026
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	513,743
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	533,327
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	555,414
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	573,937
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	597,452
Merced County Public Facilities Corp. Measure V Sales Tax Revenues Series A COP (AG Insured)	5.00	3-1-2036	1,300,000	1,496,168
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.85	12-29-2027	4,815,000	4,815,000
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	551,602
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	750,538
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	784,571
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,003,770
				25,262,494
Resource recovery revenue: 0.31%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38	9-1-2050	1,000,000	1,000,225
Tax revenue: 8.78%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	145,000	146,940
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2027	580,000	589,108
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2029	500,000	519,695
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2031	600,000	625,726
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2032	350,000	349,772
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2033	865,000	860,796
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2034	700,000	694,996
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2032	955,000	956,673
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Facilities Series A144A	5.00	9-1-2027	210,000	214,808
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	110,083
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	126,111
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	258,904
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	142,619
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	305,157
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00%	9-1-2029	$1,595,000	$1,628,398
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	587,811
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2032	635,000	711,637
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2033	650,000	737,364
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2034	600,000	687,106
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	449,965
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2028	500,000	508,496
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2030	550,000	564,863
Jurupa PFA (AG Insured)	5.00	9-1-2033	1,400,000	1,606,702
Jurupa PFA (AG Insured)	5.00	9-1-2034	1,300,000	1,506,084
Lake Elsinore Facilities Financing Authority Successor Agency Series A (AG Insured)	5.00	9-1-2034	1,650,000	1,912,873
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2029	400,000	400,821
Mountain House Community Facilities District No. 2024-1 Improvement Area No. 1	4.25	9-1-2035	400,000	403,554
Oakdale Community Redevelopment Agency Series A (AG Insured)	5.00	6-1-2027	350,000	357,544
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,164,759
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2026	130,000	130,488
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2027	225,000	231,579
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2028	200,000	210,602
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2029	200,000	214,784
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2030	325,000	355,278
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2030	200,000	200,086
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2031	500,000	500,118
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	309,002
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25	7-1-2031	5,205,000	4,916,685
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2036	410,000	478,645
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2037	435,000	504,476
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2033	550,000	625,066
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	438,377
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	523,360
				28,767,911
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.95%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00%	6-1-2030	$450,000	$480,016
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	584,192
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	316,724
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,007,684
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	215,568
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	243,797
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	270,097
				3,118,078
Transportation revenue: 0.74%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	3.08	4-1-2056	1,500,000	1,490,327
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	925,070
				2,415,397
Utilities revenue: 21.00%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00	10-1-2052	11,650,000	11,818,404
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	2,000,000	2,097,140
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	2,000,000	2,158,539
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,299,626
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,841,904
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	4,000,000	4,115,977
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	3.12	2-1-2052	7,000,000	6,702,951
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,353,512
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	4,935,000	5,386,436
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	2,000,000	2,055,360
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,416,665
Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2028	1,000,000	1,034,181
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2030	4,000,000	4,305,903
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2036	6,750,000	7,661,942
Southern California Public Power Authority Magnolia Power Project	5.00	7-1-2033	1,230,000	1,329,953
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.63	4-1-2056	7,200,000	7,200,000
				68,778,493
Water & sewer revenue: 6.40%
California PCFA Channelside Water Resources LP AMT144A	5.00	7-1-2031	2,885,000	3,097,266
Eastern Municipal Water District Series A (Bank of America N.A. SPA)ø	2.45	7-1-2046	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Los Angeles Department of Water & Power Water System Revenue Series A	5.00%	1-1-2030	$3,000,000	$3,179,230
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2034	1,500,000	1,689,491
Los Angeles Department of Water & Power Water System Revenue Series C	5.00	7-1-2033	3,000,000	3,355,683
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	695,700
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	751,325
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,694,433
San Diego Public Facilities Financing Authority Water Utility Revenue Series B	5.00	8-1-2030	1,500,000	1,502,822
				20,965,950
				306,321,242
Florida: 0.33%
Airport revenue: 0.33%
County of Lee Series A-2 AMTøø	5.00	10-1-2056	1,000,000	1,073,150
Guam: 1.19%
Utilities revenue: 0.53%
Guam Power Authority Series A	5.00	10-1-2031	750,000	801,148
Guam Power Authority Series A	5.00	10-1-2032	850,000	915,769
				1,716,917
Water & sewer revenue: 0.66%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	350,000	350,000
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	300,000	305,811
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	500,000	500,000
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2027	1,000,000	1,019,372
				2,175,183
				3,892,100
New York: 1.70%
Airport revenue: 0.13%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	423,748
Industrial development revenue: 1.57%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,142,087
				5,565,835
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Texas: 0.57%
Industrial development revenue: 0.57%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00%	7-1-2029	$1,885,000	$1,887,262
Total municipal obligations (Cost $323,187,129)				321,668,266

		Yield	Shares
Short-term investments: 0.56%
Investment companies: 0.56%
Allspring Government Money Market Fund Select Class♠∞		3.57	1,829,288	1,829,288
Total short-term investments (Cost $1,829,288)				1,829,288
Total investments in securities (Cost $325,016,417)	98.75%			323,497,554
Other assets and liabilities, net	1.25			4,089,758
Total net assets	100.00%			$327,587,312

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 11

Portfolio of investments—June 30, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,306,068	$86,771,346	$(88,248,126)	$0	$0	$1,829,288	1,829,288	$61,070
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Limited-Term Tax-Free Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $323,187,129)	$321,668,266
Investments in affiliated securities, at value (cost $1,829,288)	1,829,288
Cash	97,522
Receivable for interest	3,396,775
Receivable for investments sold	930,000
Receivable for Fund shares sold	213,016
Prepaid expenses and other assets	16,109
Total assets	328,150,976
Liabilities
Payable for Fund shares redeemed	283,108
Dividends payable	129,708
Management fee payable	102,126
Administration fees payable	24,847
Shareholder servicing fees payable	10,139
Accrued expenses and other liabilities	13,736
Total liabilities	563,664
Total net assets	$327,587,312
Net assets consist of
Paid-in capital	$345,916,905
Total distributable loss	(18,329,593)
Total net assets	$327,587,312
Computation of net asset value and offering price per share
Net assets–Class A	$49,417,351
Shares outstanding–Class A1	4,793,385
Net asset value per share–Class A	$10.31
Maximum offering price per share – Class A2	$10.52
Net assets–Institutional Class	$278,169,961
Shares outstanding–Institutional Class[1]	27,405,288
Net asset value per share–Institutional Class	$10.15
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 13

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$10,120,508
Income from affiliated securities	61,070
Total investment income	10,181,578
Expenses
Management fee	1,339,420
Administration fees
Class A	74,242
Class C	101 [1]
Administrator Class	10,054 [2]
Institutional Class	220,092
Shareholder servicing fees
Class A	123,726
Class C	168 [1]
Administrator Class	25,134 [2]
Distribution fee
Class C	504 [1]
Custody and accounting fees	13,479
Professional fees	56,131
Registration fees	72,066
Shareholder report expenses	25,507
Trustees’ fees and expenses	8,332
Other fees and expenses	14,992
Total expenses	1,983,948
Less: Fee waivers and/or expense reimbursements
Fund-level	(142,673)
Class A	(8,613)
Net expenses	1,832,662
Net investment income	8,348,916
Realized and unrealized gains (losses) on investments
Net realized gains on investments	939,855
Net change in unrealized gains (losses) on investments	3,613,797
Net realized and unrealized gains (losses) on investments	4,553,652
Net increase in net assets resulting from operations	$12,902,568
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Limited-Term Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$8,348,916		$7,434,333
Net realized gains (losses) on investments		939,855		(332,517)
Net change in unrealized gains (losses) on investments		3,613,797		3,818,719
Net increase in net assets resulting from operations		12,902,568		10,920,535
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,100,372)		(1,022,598)
Class C		(975)[1]		(6,344)
Administrator Class		(238,702)[2]		(1,019,674)
Institutional Class		(6,942,007)		(5,357,977)
Total distributions to shareholders		(8,282,056)		(7,406,593)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	761,648	7,841,287	630,617	6,381,028
Class C	14 [1]	147 [1]	7,561	76,801
Administrator Class	259,603 [2]	2,616,750 [2]	1,204,552	11,974,118
Institutional Class	7,818,608	79,245,732	9,810,237	97,846,317
		89,703,916		116,278,264
Reinvestment of distributions
Class A	99,705	1,027,732	91,458	928,777
Class C	84 [1]	863 [1]	622	6,321
Administrator Class	19,335 [2]	194,706 [2]	101,892	1,019,060
Institutional Class	540,415	5,485,224	396,713	3,966,968
		6,708,525		5,921,126
Payment for shares redeemed
Class A	(707,735)	(7,301,289)	(955,420)	(9,688,774)
Class C	(11,098)[1]	(113,107)[1]	(52,461)	(532,611)
Administrator Class	(669,059)[2]	(6,764,705)[2]	(1,155,524)	(11,527,313)
Institutional Class	(8,321,818)	(84,514,182)	(10,038,166)	(100,192,582)
		(98,693,283)		(121,941,280)
1 For the period from July 1, 2025 to November 14, 2025
2 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
	Shares		Shares
Share conversions
Class A	16,141 [3]	$166,395 [3]	0	$0
Class C	(16,145)[3]	(166,395)[3]	0	0
Administrator Class	(4,422,844)[4]	(45,047,990)[4]	0	0
Institutional Class	4,424,060 [4]	45,047,990 [4]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(2,280,842)		258,110
Total increase in net assets		2,339,670		3,772,052
Net assets
Beginning of period		325,247,642		321,475,590
End of period		$327,587,312		$325,247,642
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Limited-Term Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.17	$10.06	$10.01	$10.03	$10.76
Net investment income	0.23 [1]	0.22 [1]	0.21 [1]	0.19 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.14	0.11	0.08	(0.02)	(0.73)
Total from investment operations	0.37	0.33	0.29	0.17	(0.58)
Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.24)	(0.19)	(0.15)
Net asset value, end of period	$10.31	$10.17	$10.06	$10.01	$10.03
Total return[2]	3.65%	3.33%	2.90%	1.73%	(5.42)%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.86%	0.86%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.24%	2.20%	2.15%	1.92%	1.44%
Supplemental data
Portfolio turnover rate	20%	31%	24%	35%	32%
Net assets, end of period (000s omitted)	$49,417	$47,025	$48,881	$77,258	$84,928

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.01	$9.91	$9.85	$9.87	$10.59
Net investment income	0.26 [1]	0.25 [1]	0.24 [1]	0.22 [1]	0.18
Net realized and unrealized gains (losses) on investments	0.14	0.10	0.08	(0.02)	(0.72)
Total from investment operations	0.40	0.35	0.32	0.20	(0.54)
Distributions to shareholders from
Net investment income	(0.26)	(0.25)	(0.26)	(0.22)	(0.18)
Net asset value, end of period	$10.15	$10.01	$9.91	$9.85	$9.87
Total return[2]	3.98%	3.56%	3.33%	2.04%	(5.15)%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.55%	0.54%	0.53%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.54%	2.50%	2.46%	2.19%	1.74%
Supplemental data
Portfolio turnover rate	20%	31%	24%	35%	32%
Net assets, end of period (000s omitted)	$278,170	$229,742	$225,670	$251,508	$383,847

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring California Limited-Term Tax-Free Fund | 19

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $324,779,556 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,920,310
Gross unrealized losses	(4,202,312)
Net unrealized losses	$(1,282,002)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $10,786,124 in short-term capital losses and $6,263,913 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$321,668,266	$0	$321,668,266
Short-term investments
Investment companies	1,829,288	0	0	1,829,288
Total assets	$1,829,288	$321,668,266	$0	$323,497,554
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
20 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $425 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring California Limited-Term Tax-Free Fund | 21

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $39,000,000, $49,610,888 and $2,403 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $66,830,572 and $62,961,516, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$55,226	$0
Tax-exempt income	8,226,830	7,406,593
Total	$8,282,056	$7,406,593
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$132,154	$(1,282,002)	$(17,050,037)	$(18,199,885)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
22 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring California Limited-Term Tax-Free Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring California Limited-Term Tax-Free Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
24 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring California Limited-Term Tax-Free Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring California Limited-Term Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management (the “Sub-Advisory Agreement”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring California Limited-Term Tax-Free Fund | 27

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Bloomberg California Municipal Bond 1-5 Year Blend Index, for all periods under review. The Board took into consideration that the Fund experienced a portfolio manager change in 2025.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which is not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which is not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.

28 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring California Limited-Term Tax-Free Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0033 06-26

Allspring California Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring California Tax-Free Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.53%
Alabama: 1.11%
Utilities revenue: 1.11%
Black Belt Energy Gas District Series B	5.00%	10-1-2035	$3,175,000	$3,201,848
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	2,750,000	2,928,677
				6,130,525
Arkansas: 0.28%
Industrial development revenue: 0.28%
Arkansas Development Finance Authority United States Steel Corp. Series B AMT144Aøø	4.25	9-1-2046	1,500,000	1,523,187
California: 94.63%
Airport revenue: 8.19%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT (AG Insured)	5.25	7-1-2042	2,250,000	2,519,938
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,817,272
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,022,874
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2036	900,000	1,003,499
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2037	750,000	830,408
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,082,761
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2047	4,000,000	4,012,660
Norman Y Mineta San Jose International Airport SJC Series B	5.00	3-1-2042	1,750,000	1,769,414
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,128,958
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,750,547
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,059,886
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,108,462
				45,106,679
Education revenue: 9.44%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,657,629
California Infrastructure & Economic Development Bank Equitable School Revolving Fund LLC Obligated Group Series B	5.00	11-1-2054	1,250,000	1,279,619
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	609,304
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,744,528
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	985,589
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,430,062
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	753,886
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	9,903,461
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	911,684
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,288,799
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California Municipal Finance Authority University of the Pacific Series A	4.00%	11-1-2042	$1,600,000	$1,590,552
California School Finance Authority Alliance for College Ready Public Schools Obligated Group144A	5.00	7-1-2049	1,000,000	1,020,994
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	631,154
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,380,339
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	955,643
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	919,323
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	678,117
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,320,000	2,321,041
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	910,000	910,682
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	1,004,077
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	800,346
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	5.00	7-1-2045	1,700,000	1,728,500
California School Finance Authority Rex & Margaret Fortune School of Education Series A144A	5.00	6-1-2044	2,000,000	1,851,851
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	945,221
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	2,047,151
California State University Series A	5.00	11-1-2047	1,000,000	1,009,994
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,143,460
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,857,266
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,298,193
University of California Series CH	5.50	5-15-2043	2,000,000	2,346,529
				52,004,994
GO revenue: 8.65%
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,052,283
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,219,029
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,196,656
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,577,857
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,856,960
Ohlone Community College District	4.00	8-1-2041	2,000,000	2,002,119
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	2,007,758
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	650,000	692,438
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,718,678
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,525,596
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Santa Ana Unified School District Series B CAB (AG Insured)¤	0.00%	8-1-2038	$15,000,000	$9,942,254
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,001,057
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,501,242
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,750,862
State of California	5.00	3-1-2045	1,000,000	1,104,382
State of California	5.00	8-1-2046	10,000,000	10,006,103
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,510,344
				47,665,618
Health revenue: 15.21%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,875,285
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,499,341
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,283,529
California HFFA Lundquist Institute for Biomedical Innovation at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	5,967,415
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	727,336
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,008,583
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	2,967,808
California Infrastructure & Economic Development Bank Adventist Health System/West Obligated Group Series A	5.25	7-1-2054	8,945,000	9,194,951
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,332,525
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,402,658
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,572,838
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	2,010,099
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,254,520
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,751,812
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,177,783
California Municipal Finance Authority Palomar Health Obligated Group Series A COP (AG Insured)	5.25	11-1-2052	1,500,000	1,520,866
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2044	1,415,000	1,492,553
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2049	1,300,000	1,332,171
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2054	1,540,000	1,566,059
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,723,050
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	500,896
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,365,996
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,162,109
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,122,876
California Statewide CDA 899 Charleston	5.00	11-1-2049	2,500,000	2,601,275
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,500,827
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00%	3-1-2048	$5,000,000	$5,034,262
California Statewide CDA Enloe Medical Center Obligated Group Series A (AG Insured)	5.25	8-15-2052	2,000,000	2,042,909
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,152,402
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	714,309
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	509,496
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	458,037
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	1,001,960
				83,828,536
Housing revenue: 12.33%
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,831,735
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,012,163	7,144,603
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	130,448	132,100
California Housing Finance Agency Tampa Sherman LPøø	2.90	5-1-2056	2,750,000	2,748,777
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	1,765,000	1,767,398
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,255,969
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,832,026
California Municipal Finance Authority Caritas Projects Series A	5.00	8-15-2029	500,000	510,442
California Municipal Finance Authority Caritas Projects Series B	4.00	8-15-2051	1,340,000	1,148,935
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2051	6,700,000	6,744,046
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	717,960
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	766,321
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,115,178
California Municipal Finance Authority CHF - Riverside II LLC	5.00	5-15-2052	5,650,000	5,676,062
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	1,994,893	1,976,595
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	531,860
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.20	6-1-2044	2,000,000	2,002,397
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	762,234
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,590,891
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,026,202
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	700,000	714,877
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Statewide CDA Foothill Almaden Terrace LLC Series C (FNMA Insured)	3.80%	7-1-2036	$2,500,000	$2,514,713
City of San Jose Berryessa Affordable Housing LP Series Aøø	3.05	5-1-2066	4,500,000	4,500,088
CMFA Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,679,031
CMFA Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,179,812
Compton PFA144A	4.00	9-1-2027	2,395,000	2,395,530
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AG Insured)	4.00	4-1-2046	1,225,000	1,196,581
Independent Cities Finance Authority Millennium Housing LLC San Juan Mobile Estates	5.00	8-15-2030	780,000	781,082
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,020,671
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,571,311
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,508,658
Montclair Financing Authority Public Facilities Projects (AG Insured)	5.00	10-1-2035	2,400,000	2,403,614
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,167,160
				67,914,859
Miscellaneous revenue: 4.64%
California Infrastructure & Economic Development Bank Museum Associates	3.25	6-1-2033	1,500,000	1,508,113
City of Porterville Water Revenue System Financing Project COP (AG Insured)	4.00	8-15-2050	1,000,000	957,975
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,963,870
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,100,970
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,550,806
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,155,404
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	4,019,982
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	2,019,215
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	2.10	8-1-2042	2,300,000	2,300,000
				25,576,335
Resource recovery revenue: 1.72%
California Municipal Finance Authority Waste Management, Inc. Series A AMTøø	3.45	10-1-2041	7,400,000	7,459,407
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38	9-1-2050	2,000,000	2,000,450
				9,459,857
Tax revenue: 11.51%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,050,559
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	585,940
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	811,322
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00%	9-1-2048	$2,500,000	$2,524,251
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	452,005
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	903,314
City & County of San Francisco Community Facilities District No. 2014-1 Series A	5.00	9-1-2052	1,000,000	1,027,036
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	943,921
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2052	1,750,000	1,511,618
City of Belmont Community Facilities District No. 2000-1 Series A (Ambac Insured)	5.75	8-1-2030	2,730,000	2,919,217
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,702,665
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,005,086
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,511,163
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,208,931
Hollister Redevelopment Successor Agency Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	701,482
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2041	1,700,000	1,705,356
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2051	750,000	704,256
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	309,698
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,036,414
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2033	1,500,000	1,503,408
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2038	1,635,000	1,637,739
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2033	1,200,000	1,202,239
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	347,126
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	405,600
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	255,240
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	254,276
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2035	2,545,000	2,549,051
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2036	4,000,000	4,005,945
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,952,751
River Islands PFA Community Facilities District No. 2016-1 (AG Insured)	5.25	9-1-2052	2,000,000	2,089,272
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,616,837
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,032,188
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,502,092
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AG Insured)	5.00	8-1-2046	1,500,000	1,518,457
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Sonoma Community Development Successor Agency Redevelopment Project (NPFGC Insured)	5.00%	6-1-2033	$1,325,000	$1,327,599
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2038	500,000	576,669
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2039	500,000	572,334
Southern California Logistics Airport Authority Series A (AG Insured)	5.00	12-1-2040	500,000	569,249
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	1,010,915
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	2.73	9-1-2049	100,000	100,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,769,903
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,020,648
				63,433,772
Tobacco revenue: 0.60%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	13,565,000	2,359,803
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,010,000	948,758
				3,308,561
Transportation revenue: 0.36%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,990,574
Utilities revenue: 18.46%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	5,000,000	5,320,865
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	5,000,000	5,242,851
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	6,000,000	6,173,965
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,365,430
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,647,297
California Community Choice Financing Authority Series Døø	5.00	10-1-2055	10,000,000	10,279,692
California Community Choice Financing Authority Series Eøø	5.00	2-1-2055	4,000,000	4,261,830
California Community Choice Financing Authority Series F	5.00	11-1-2033	5,000,000	5,421,347
California Community Choice Financing Authority Series Føø	5.00	2-1-2055	2,000,000	2,123,818
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	6,505,000	6,685,059
Central Valley Energy Authority	5.00	8-1-2034	3,000,000	3,215,205
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,217,084
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	600,993
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.00	7-1-2042	750,000	817,874
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2036	3,000,000	3,405,308
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2044	5,000,000	5,429,839
Los Angeles Department of Water & Power System Revenue Series C	5.00	7-1-2054	8,000,000	8,271,391
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,823,261
M-S-R Energy Authority Series C	6.13	11-1-2029	695,000	730,447
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,118,039
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	442,476
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
San Joaquin Valley Clean Energy Authority Series Aøø	5.50%	1-1-2056	$3,000,000	$3,334,626
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3207 (Morgan Stanley Bank LIQ)144Aø	2.92	2-1-2054	500,000	500,000
Tender Option Bond Trust Receipts/Certificates Series 2025-YX1399 (BAM Insured) (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.70	7-1-2046	3,315,000	3,315,000
Tender Option Bond Trust Receipts/Certificates Series XL0727 (Morgan Stanley Bank LIQ)144Aø	2.92	4-1-2056	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.63	4-1-2056	6,500,000	6,500,000
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.63	4-1-2056	1,000,000	1,000,000
				101,743,697
Water & sewer revenue: 3.52%
Adelanto Public Utility Authority Utility System Project Series A (AG Insured)	5.00	7-1-2039	2,000,000	2,033,779
California PCFA Channelside Water Resources LP AMT144A	5.00	11-21-2045	2,615,000	2,768,942
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,829,437
City of Tulare Sewer Revenue (AG Insured)	5.00	11-15-2041	1,500,000	1,502,042
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,003,735
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	2,000,000	2,119,487
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2035	1,000,000	1,132,894
Merced Irrigation District Series A (AG Insured)	5.00	10-1-2038	4,000,000	4,031,066
Tender Option Bond Trust Receipts/Certificates Series 2023-XM1153 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.70	7-1-2048	2,000,000	2,000,000
				19,421,382
				521,454,864
Guam: 0.41%
Miscellaneous revenue: 0.18%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	998,040
Water & sewer revenue: 0.23%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	1-1-2050	1,250,000	1,282,650
				2,280,690
Illinois: 0.74%
Water & sewer revenue: 0.74%
City of Chicago Waterworks Revenue Series A	5.00	11-1-2042	3,750,000	4,108,124
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
New York: 1.36%
Tax revenue: 1.36%
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1	5.25%	5-1-2048	$7,000,000	$7,492,592
Total municipal obligations (Cost $548,236,572)				542,989,982

		Yield	Shares
Short-term investments: 0.28%
Investment companies: 0.28%
Allspring Government Money Market Fund Select Class♠∞		3.57	1,536,558	1,536,558
Total short-term investments (Cost $1,536,558)				1,536,558
Total investments in securities (Cost $549,773,130)	98.81%			544,526,540
Other assets and liabilities, net	1.19			6,531,678
Total net assets	100.00%			$551,058,218

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,758,369	$111,795,782	$(112,017,593)	$0	$0	$1,536,558	1,536,558	$72,204
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 11

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $548,236,572)	$542,989,982
Investments in affiliated securities, at value (cost $1,536,558)	1,536,558
Cash	143,681
Receivable for interest	6,871,806
Receivable for investments sold	365,000
Receivable for Fund shares sold	116,404
Prepaid expenses and other assets	24,419
Total assets	552,047,850
Liabilities
Payable for Fund shares redeemed	494,121
Dividends payable	223,862
Management fee payable	156,177
Administration fees payable	48,533
Shareholder servicing fees payable	44,726
Distribution fee payable	3,730
Accrued expenses and other liabilities	18,483
Total liabilities	989,632
Total net assets	$551,058,218
Net assets consist of
Paid-in capital	$648,656,215
Total distributable loss	(97,597,997)
Total net assets	$551,058,218
Computation of net asset value and offering price per share
Net assets–Class A	$211,877,938
Shares outstanding–Class A1	20,191,373
Net asset value per share–Class A	$10.49
Maximum offering price per share – Class A2	$10.98
Net assets–Class C	$6,045,400
Shares outstanding–Class C1	564,979
Net asset value per share–Class C	$10.70
Net assets–Institutional Class	$333,134,880
Shares outstanding–Institutional Class[1]	31,685,715
Net asset value per share–Institutional Class	$10.51
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Tax-Free Fund

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$22,563,366
Income from affiliated securities	72,204
Total investment income	22,635,570
Expenses
Management fee	2,184,733
Administration fees
Class A	325,004
Class C	9,424
Administrator Class	9,634 [1]
Institutional Class	253,240
Shareholder servicing fees
Class A	540,498
Class C	15,707
Administrator Class	23,927 [1]
Distribution fee
Class C	47,121
Custody and accounting fees	20,515
Professional fees	63,797
Registration fees	72,401
Shareholder report expenses	30,934
Trustees’ fees and expenses	11,126
Other fees and expenses	25,899
Total expenses	3,633,960
Less: Fee waivers and/or expense reimbursements
Fund-level	(235,098)
Class A	(114,160)
Class C	(3,067)
Institutional Class	(233)
Net expenses	3,281,402
Net investment income	19,354,168
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(7,731,311)
Futures contracts	394,549
Net realized losses on investments	(7,336,762)
Net change in unrealized gains (losses) on
Unaffiliated securities	23,148,912
Futures contracts	(314,389)
Net change in unrealized gains (losses) on investments	22,834,523
Net realized and unrealized gains (losses) on investments	15,497,761
Net increase in net assets resulting from operations	$34,851,929
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$19,354,168		$21,404,680
Net realized gains (losses) on investments		(7,336,762)		97,615
Net change in unrealized gains (losses) on investments		22,834,523		(21,834,873)
Net increase (decrease) in net assets resulting from operations		34,851,929		(332,578)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,322,145)		(8,754,049)
Class C		(165,020)		(169,347)
Administrator Class		(347,798)[1]		(1,935,162)
Institutional Class		(11,541,302)		(10,542,397)
Total distributions to shareholders		(19,376,265)		(21,400,955)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,988,348	31,124,959	1,128,958	11,877,628
Class C	84,637	891,853	92,660	1,000,238
Administrator Class	675,663 [1]	6,876,764 [1]	1,044,575	10,965,452
Institutional Class	9,284,505	96,213,006	10,290,651	108,070,704
		135,106,582		131,914,022
Reinvestment of distributions
Class A	667,920	6,937,447	787,802	8,295,421
Class C	15,563	164,907	15,773	169,192
Administrator Class	25,781 [1]	261,278 [1]	169,927	1,792,326
Institutional Class	882,688	9,195,684	748,031	7,881,593
		16,559,316		18,138,532
Payment for shares redeemed
Class A	(5,581,943)	(57,897,836)	(7,419,438)	(78,092,339)
Class C	(120,297)	(1,279,821)	(240,232)	(2,597,196)
Administrator Class	(812,536)[1]	(8,238,998)[1]	(3,505,196)	(37,061,011)
Institutional Class	(9,822,091)	(101,851,803)	(12,188,422)	(127,699,352)
		(169,268,458)		(245,449,898)
Share conversions
Administrator Class	(4,457,241)[2]	(46,335,699)[2]	0	0
Institutional Class	4,455,613 [2]	46,335,699 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(17,602,560)		(95,397,344)
Total decrease in net assets		(2,126,896)		(117,130,877)
Net assets
Beginning of period		553,185,114		670,315,991
End of period		$551,058,218		$553,185,114
1 For the period from July 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.20	$10.59	$10.52	$10.65	$12.13
Net investment income	0.35 [1]	0.35 [1]	0.35 [1]	0.33	0.30
Net realized and unrealized gains (losses) on investments	0.29	(0.39)	0.07	(0.13)	(1.48)
Total from investment operations	0.64	(0.04)	0.42	0.20	(1.18)
Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.35)	(0.33)	(0.30)
Net asset value, end of period	$10.49	$10.20	$10.59	$10.52	$10.65
Total return[2]	6.37%	(0.41)%	4.08%	1.90%	(9.90)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.83%	0.81%
Net expenses	0.75%	0.74%	0.75%	0.75%	0.75%
Net investment income	3.38%	3.34%	3.33%	3.10%	2.57%
Supplemental data
Portfolio turnover rate	25%	14%	26%	15%	17%
Net assets, end of period (000s omitted)	$211,878	$225,623	$292,433	$331,000	$412,553

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.40	$10.80	$10.73	$10.86	$12.37
Net investment income	0.28 [1]	0.28 [1]	0.27 [1]	0.26	0.22
Net realized and unrealized gains (losses) on investments	0.30	(0.40)	0.07	(0.14)	(1.51)
Total from investment operations	0.58	(0.12)	0.34	0.12	(1.29)
Distributions to shareholders from
Net investment income	(0.28)	(0.28)	(0.27)	(0.25)	(0.22)
Net asset value, end of period	$10.70	$10.40	$10.80	$10.73	$10.86
Total return[2]	5.62%	(1.19)%	3.29%	1.16%	(10.58)%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.58%	1.58%	1.58%	1.56%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.62%	2.58%	2.58%	2.35%	1.80%
Supplemental data
Portfolio turnover rate	25%	14%	26%	15%	17%
Net assets, end of period (000s omitted)	$6,045	$6,086	$7,740	$9,864	$11,548

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.22	$10.61	$10.54	$10.67	$12.16
Net investment income	0.38 [1]	0.38 [1]	0.37 [1]	0.36	0.33
Net realized and unrealized gains (losses) on investments	0.29	(0.39)	0.08	(0.13)	(1.49)
Total from investment operations	0.67	(0.01)	0.45	0.23	(1.16)
Distributions to shareholders from
Net investment income	(0.38)	(0.38)	(0.38)	(0.36)	(0.33)
Net asset value, end of period	$10.51	$10.22	$10.61	$10.54	$10.67
Total return[2]	6.65%	(0.14)%	4.35%	2.18%	(9.71)%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.50%	0.48%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.64%	3.60%	3.59%	3.36%	2.83%
Supplemental data
Portfolio turnover rate	25%	14%	26%	15%	17%
Net assets, end of period (000s omitted)	$333,135	$274,799	$297,410	$242,279	$304,666

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 17

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
18 | Allspring California Tax-Free Fund

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $549,883,914 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,848,571
Gross unrealized losses	(13,205,945)
Net unrealized losses	$(5,357,374)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $48,534,985 in short-term capital losses and $43,705,535 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$542,989,982	$0	$542,989,982
Short-term investments
Investment companies	1,536,558	0	0	1,536,558
Total assets	$1,536,558	$542,989,982	$0	$544,526,540
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring California Tax-Free Fund | 19

Notes to financial statements
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
20 | Allspring California Tax-Free Fund

Notes to financial statements
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $3,020 from the sale of Class A shares and $829 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended June 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $60,195,888, $57,080,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $133,597,069 and $165,055,744, respectively.
6.DERIVATIVE TRANSACTIONS
During the year ended June 30, 2026, the Fund entered into futures contracts to manage interest rate exposure. The Fund had an average notional amount of $4,253,924 in long futures contracts during the year ended June 30, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$95,734	$0
Tax-exempt income	19,280,531	21,400,955
Total	$19,376,265	$21,400,955
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$224,334	$(5,357,374)	$(92,240,520)	$(97,373,560)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
Allspring California Tax-Free Fund | 21

Notes to financial statements
9.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
22 | Allspring California Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring California Tax-Free Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
Allspring California Tax-Free Fund | 23

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

24 | Allspring California Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring California Tax-Free Fund | 25

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring California Tax-Free Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management (the “Sub-Advisory Agreement”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring California Tax-Free Fund

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than or in range of the average investment performance of the Universe for the five- and ten-year periods under review, and lower than the average investment performance of the Universe for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for all periods under review. The Board took into consideration that the Fund experienced a portfolio manager change in 2025.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring California Tax-Free Fund | 27

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

28 | Allspring California Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0032 06-26

Allspring Minnesota Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.29%
Guam: 2.26%
Airport revenue: 0.42%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2038	$200,000	$215,257
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2028	100,000	103,373
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2029	225,000	235,278
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	292,180
				846,088
Miscellaneous revenue: 0.28%
Territory of Guam Series G	5.00	1-1-2035	500,000	548,023
Utilities revenue: 0.39%
Guam Power Authority Series A	5.00	10-1-2042	250,000	264,861
Guam Power Authority Series A	5.00	10-1-2043	230,000	243,831
Guam Power Authority Series A	5.00	10-1-2044	250,000	263,150
				771,842
Water & sewer revenue: 1.17%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,500,594
Guam Government Waterworks Authority Water & Wastewater System Series A	5.50	7-1-2043	750,000	822,669
				2,323,263
				4,489,216
Minnesota: 95.99%
Airport revenue: 2.27%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	490,671
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	2,250,000	2,304,366
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AG Insured)	4.00	1-1-2054	500,000	467,311
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,005,330
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	251,310
				4,518,988
Education revenue: 16.28%
City of Cologne Academy Series A	5.00	7-1-2029	375,000	375,158
City of Cologne Academy Series A	5.00	7-1-2034	500,000	500,061
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	820,000	820,199
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	100,000
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	100,009
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	400,282
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	500,258
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,397
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	225,000	221,423
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	622,165
City of Hugo Noble Academy Series A	5.00	7-1-2029	375,000	375,161
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	532,403
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,015,000	1,008,021
The accompanying notes are an integral part of these financial statements.
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Ramsey PACT Charter School Series A	5.00%	6-1-2032	$1,000,000	$1,008,825
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	265,540
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	706,593
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	65,000	63,754
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	205,000	205,152
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	375,631
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,001,890
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,528,791
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	682,305
Minnesota HEFA Carleton College	5.00	3-1-2044	1,175,000	1,183,511
Minnesota HEFA Carleton College	5.00	3-1-2053	1,500,000	1,555,757
Minnesota HEFA College of St. Benedict	4.00	3-1-2036	410,000	395,912
Minnesota HEFA College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	922,592
Minnesota HEFA College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	175,000	175,019
Minnesota HEFA Hamline University Series B	5.00	10-1-2035	1,000,000	1,001,763
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,005,061
Minnesota HEFA St. John’s University	4.00	10-1-2034	200,000	204,047
Minnesota HEFA St. John’s University	4.00	10-1-2035	170,000	172,849
Minnesota HEFA St. John’s University	4.00	10-1-2039	200,000	200,562
Minnesota HEFA St. John’s University	4.00	10-1-2040	355,000	355,731
Minnesota HEFA St. Olaf College	4.00	10-1-2046	2,750,000	2,626,391
Minnesota HEFA University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	514,755
Minnesota HEFA University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	777,445
Minnesota HEFA University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	751,127
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	296,441
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2042	1,000,000	1,059,300
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,013,162
Minnesota HEFA University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	820,909
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	595,068
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	703,842
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	510,228
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,070,329
University of Minnesota Series A	5.00	4-1-2034	270,000	285,374
University of Minnesota Series A	5.00	9-1-2035	500,000	511,494
University of Minnesota Series A	5.00	9-1-2042	770,000	783,263
				32,385,950
GO revenue: 26.77%
Alexandria Lake Area Sanitation District (AG Insured)	4.13	2-1-2044	325,000	324,097
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,003,423
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,062,008
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	225,177
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Canby Independent School District No. 891 Series A	4.00%	2-1-2043	$1,320,000	$1,324,507
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	543,417
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	837,213
City of Chaska Series C	5.00	2-1-2030	230,000	247,696
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,680,798
City of Virginia Series A	5.00	2-1-2032	405,000	416,062
City of Waite Park Series A	5.00	12-15-2050	1,675,000	1,755,767
County of Hennepin Series A	5.00	12-1-2033	160,000	165,157
County of Hennepin Series A	5.00	12-1-2037	910,000	935,333
County of Hennepin Series A	5.00	12-1-2041	2,610,000	2,803,845
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,646,807
County of Hennepin Series B	5.00	12-1-2029	450,000	454,600
County of Rice Series A	4.00	2-1-2048	1,500,000	1,444,614
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	837,769
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	320,247
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,765,511
Goodridge Independent School District No. 561 Series A	4.00	2-1-2042	550,000	553,137
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	1,074,716
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	906,151
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	785,893
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	459,606
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	171,200
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	162,978
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	531,917
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	270,228
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	267,228
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,163,526
Montevideo Independent School District No. 129 Series A	5.00	2-1-2029	250,000	264,464
Montevideo Independent School District No. 129 Series A	5.00	2-1-2031	605,000	661,126
Montevideo Independent School District No. 129 Series A	5.00	2-1-2032	255,000	282,533
Montevideo Independent School District No. 129 Series A	5.00	2-1-2033	790,000	885,919
Montevideo Independent School District No. 129 Series A	5.00	2-1-2034	775,000	877,870
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	322,327
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	787,680
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	347,049
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	447,041
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	200,393
South Washington County Independent School District No. 833 Series A	4.00	2-1-2043	1,680,000	1,685,683
State of Minnesota Series A	5.00	8-1-2034	2,190,000	2,195,967
State of Minnesota Series A	5.00	8-1-2035	1,000,000	1,080,298
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,869,973
State of Minnesota Series A	5.00	8-1-2041	1,785,000	1,968,086
State of Minnesota Series B	4.00	8-1-2031	250,000	256,365
State of Minnesota Series B	4.00	8-1-2043	1,000,000	1,007,603
State of Minnesota Series B	4.00	8-1-2044	1,500,000	1,494,536
State of Minnesota Series B	5.00	8-1-2028	250,000	262,913
The accompanying notes are an integral part of these financial statements.
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Minnesota Series B	5.00%	8-1-2036	$3,000,000	$3,414,089
State of Minnesota Series B	5.00	8-1-2040	1,000,000	1,102,386
State of Minnesota Series D	5.00	8-1-2033	250,000	285,112
Stillwater Independent School District No. 834 Series A	5.00	2-1-2037	1,220,000	1,359,297
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,077,838
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	440,508
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	530,569
				53,248,253
Health revenue: 21.91%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2047	2,500,000	2,605,727
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	857,262
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	503,940
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	730,331
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	977,739
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,074,688
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	400,994
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,128,738
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	1,000,775
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	550,956
City of Rochester Mayo Clinic	5.00	11-15-2057	4,500,000	4,661,488
City of Rochester Mayo Clinic Series A	5.00	11-15-2046	3,455,000	3,747,773
City of Rochester Mayo Clinic Series Bøø	5.00	11-15-2055	2,995,000	3,287,092
City of St. Cloud CentraCare Health System Obligated Group	4.00	5-1-2050	3,235,000	2,949,992
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,524,343
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2054	1,800,000	1,846,462
City of Wadena Astera Health Series A	5.00	12-1-2045	2,900,000	3,051,324
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	654,686
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,454,884
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,521,922
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	574,216
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	500,277
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group	5.00	7-1-2032	1,500,000	1,648,971
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group	5.00	7-1-2033	1,500,000	1,661,720
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,580,159
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2054	2,025,000	2,097,435
				43,593,894
Housing revenue: 11.27%
Big Lake EDA Series A	5.00	2-1-2042	505,000	539,485
Big Lake EDA Series A	5.00	2-1-2043	470,000	499,942
Big Lake EDA Series A	5.00	2-1-2044	675,000	714,787
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Burnsville Bridgeway Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.72%	10-15-2033	$375,000	$375,000
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	1,075,000	1,144,418
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	762,099
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	503,605
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	760,000	760,600
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	505,128
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	888,133
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.72	9-15-2031	260,000	260,000
City of Shakopee Senior Benedictine Living Community of Shakopee LLC Obligated Group	5.63	11-1-2045	750,000	783,895
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,477,879
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	309,311
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,673,634
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,843
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	341,722
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	505,946
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	930,000	929,809
Minnesota Housing Finance Agency Series D	4.00	8-1-2031	675,000	702,883
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	209,656
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	613,006
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	472,542
Minnesota Housing Finance Agency Series F AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.67	1-1-2041	320,000	320,000
Minnesota Housing Finance Agency Series F (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2045	990,000	1,019,662
Minnesota Housing Finance Agency Series K AMT (GNMA / FNMA / FHLMC Insured)	3.05	7-1-2027	515,000	512,742
Minnesota Housing Finance Agency Series L (GNMA / FNMA / FHLMC Insured)	4.95	1-1-2050	1,500,000	1,522,150
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	2,770,000	2,885,477
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	680,000	692,817
				22,427,171
Miscellaneous revenue: 9.30%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,003,813
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	257,945
The accompanying notes are an integral part of these financial statements.
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Center City Hazelden Betty Ford Foundation	4.00%	11-1-2031	$250,000	$257,376
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	306,985
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,031,647
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	288,086
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	295,896
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	302,679
Minnesota Rural Water Finance Authority, Inc. Public Projects Construction	2.88	1-1-2028	1,500,000	1,500,454
Minnetonka Independent School District No. 276 Series C COP	5.00	2-1-2041	1,125,000	1,205,700
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,502,753
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,001,055
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	500,922
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	350,643
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2029	970,000	1,036,254
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2039	2,490,000	2,752,444
State of Minnesota Office Building Project COP	5.00	11-1-2042	3,000,000	3,274,889
State of Minnesota Office Building Project COP	5.00	11-1-2043	1,500,000	1,638,741
				18,508,282
Utilities revenue: 7.58%
Central Minnesota Municipal Power Agency (AG Insured)	4.00	1-1-2042	350,000	351,588
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2029	315,000	332,644
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2030	210,000	225,758
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2026	90,000	90,550
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2029	170,000	181,225
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2030	150,000	162,278
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2031	120,000	131,469
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2042	200,000	217,097
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2045	260,000	276,306
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	503,713
Minnesota Municipal Gas Agency Series A	5.00	9-1-2035	4,000,000	4,173,978
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	500,410
Northern Municipal Power Agency	5.00	1-1-2031	1,485,000	1,606,439
Northern Municipal Power Agency	5.00	1-1-2036	100,000	100,927
Northern Municipal Power Agency	5.00	1-1-2041	1,500,000	1,509,650
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	4.00	12-1-2037	250,000	254,708
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	5.00	12-1-2034	100,000	110,009
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2045	800,000	877,057
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2027	100,000	99,780
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2034	225,000	214,891
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2028	400,000	404,408
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2041	500,000	485,844
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—June 30, 2026

		Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A		5.00%	1-1-2049	$1,500,000	$1,522,730
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2036	650,000	750,552
					15,084,011
Water & sewer revenue: 0.61%
City of St. Paul Water Revenue Series A		4.00	12-1-2045	1,215,000	1,216,185
					190,982,734
New York: 0.04%
Health revenue: 0.04%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	75,000	75,558
Total municipal obligations (Cost $196,878,153)					195,547,508
Total investments in securities (Cost $196,878,153)	98.29%				195,547,508
Other assets and liabilities, net	1.71				3,409,271
Total net assets	100.00%				$198,956,779

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
8 | Allspring Minnesota Tax-Free Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $196,878,153)	$195,547,508
Cash	176,666
Receivable for interest	2,772,225
Receivable for investments sold	685,000
Receivable for Fund shares sold	187,801
Prepaid expenses and other assets	23,842
Total assets	199,393,042
Liabilities
Payable for Fund shares redeemed	281,800
Dividends payable	63,430
Management fee payable	60,297
Administration fees payable	14,176
Shareholder servicing fees payable	4,288
Accrued expenses and other liabilities	12,272
Total liabilities	436,263
Total net assets	$198,956,779
Net assets consist of
Paid-in capital	$202,936,368
Total distributable loss	(3,979,589)
Total net assets	$198,956,779
Computation of net asset value and offering price per share
Net assets–Class A	$21,544,331
Shares outstanding–Class A1	2,122,365
Net asset value per share–Class A	$10.15
Maximum offering price per share – Class A2	$10.63
Net assets–Institutional Class	$177,412,448
Shares outstanding–Institutional Class[1]	17,468,220
Net asset value per share–Institutional Class	$10.16
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 9

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$6,945,513
Expenses
Management fee	731,987
Administration fees
Class A	28,750
Class C	356 [1]
Administrator Class	4,053 [2]
Institutional Class	127,587
Shareholder servicing fees
Class A	47,743
Class C	577 [1]
Administrator Class	10,105 [2]
Distribution fee
Class C	1,733 [1]
Custody and accounting fees	7,140
Professional fees	50,349
Registration fees	74,735
Shareholder report expenses	26,222
Trustees’ fees and expenses	6,465
Other fees and expenses	13,528
Total expenses	1,131,330
Less: Fee waivers and/or expense reimbursements
Fund-level	(113,008)
Class A	(98)
Institutional Class	(120)
Net expenses	1,018,104
Net investment income	5,927,409
Realized and unrealized gains (losses) on investments
Net realized gains on investments	69,412
Net change in unrealized gains (losses) on investments	5,674,109
Net realized and unrealized gains (losses) on investments	5,743,521
Net increase in net assets resulting from operations	$11,670,930
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Minnesota Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$5,927,409		$5,253,434
Net realized gains (losses) on investments		69,412		(481,782)
Net change in unrealized gains (losses) on investments		5,674,109		(2,705,120)
Net increase in net assets resulting from operations		11,670,930		2,066,532
Distributions to shareholders from
Net investment income and net realized gains
Class A		(567,437)		(550,590)
Class C		(5,259)[1]		(18,827)
Administrator Class		(131,086)[2]		(689,831)
Institutional Class		(5,233,298)		(4,304,872)
Total distributions to shareholders		(5,937,080)		(5,564,120)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	570,825	5,732,193	343,958	3,446,863
Class C	14,013 [1]	137,632 [1]	6,771	68,573
Administrator Class	165,898 [2]	1,630,369 [2]	359,272	3,604,382
Institutional Class	6,044,604	60,612,689	6,819,660	67,690,324
		68,112,883		74,810,142
Reinvestment of distributions
Class A	56,299	565,976	54,784	548,271
Class C	461 [1]	4,584 [1]	1,876	18,816
Administrator Class	10,819 [2]	106,080 [2]	68,833	689,418
Institutional Class	437,082	4,401,317	357,855	3,584,393
		5,077,957		4,840,898
Payment for shares redeemed
Class A	(512,284)	(5,137,075)	(454,563)	(4,565,313)
Class C	(4,771)[1]	(48,170)[1]	(53,435)	(531,155)
Administrator Class	(134,738)[2]	(1,324,840)[2]	(864,456)	(8,646,717)
Institutional Class	(4,643,727)	(46,522,373)	(6,551,876)	(65,196,112)
		(53,032,458)		(78,939,297)
1 For the period from July 1, 2025 to November 14, 2025
2 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
	Shares		Shares
Share conversions
Class A	63,337 [3]	$639,618 [3]	0	$0
Class C	(63,329)[3]	(639,618)[3]	0	0
Administrator Class	(1,975,545)[4]	(19,782,906)[4]	0	0
Institutional Class	1,974,421 [4]	19,782,906 [4]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		20,158,382		711,743
Total increase (decrease) in net assets		25,892,232		(2,785,845)
Net assets
Beginning of period		173,064,547		175,850,392
End of period		$198,956,779		$173,064,547
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Minnesota Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.84	$10.05	$10.07	$10.11	$11.02
Net investment income	0.30 [1]	0.28 [1]	0.24 [1]	0.21 [1]	0.18
Net realized and unrealized gains (losses) on investments	0.31	(0.19)	0.01	(0.04)	(0.90)
Total from investment operations	0.61	0.09	0.25	0.17	(0.72)
Distributions to shareholders from
Net investment income	(0.30)	(0.30)	(0.27)	(0.21)	(0.18)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.30)	(0.30)	(0.27)	(0.21)	(0.19)
Net asset value, end of period	$10.15	$9.84	$10.05	$10.07	$10.11
Total return[2]	6.24%	0.85%	2.58%	1.73%	(6.59)%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.91%	0.91%	0.91%	0.91%
Net expenses	0.84%	0.84%	0.84%	0.85%	0.85%
Net investment income	2.95%	2.79%	2.46%	2.10%	1.67%
Supplemental data
Portfolio turnover rate	15%	21%	19%	28%	11%
Net assets, end of period (000s omitted)	$21,544	$19,123	$20,090	$22,841	$27,431

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.84	$10.05	$10.07	$10.12	$11.02
Net investment income	0.33 [1]	0.31 [1]	0.28 [1]	0.25 [1]	0.21
Net realized and unrealized gains (losses) on investments	0.32	(0.19)	0.01	(0.05)	(0.89)
Total from investment operations	0.65	0.12	0.29	0.20	(0.68)
Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.31)	(0.25)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.33)	(0.33)	(0.31)	(0.25)	(0.22)
Net asset value, end of period	$10.16	$9.84	$10.05	$10.07	$10.12
Total return[2]	6.69%	1.17%	2.91%	1.96%	(6.19)%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.59%	0.60%	0.59%	0.58%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.28%	3.10%	2.79%	2.45%	2.01%
Supplemental data
Portfolio turnover rate	15%	21%	19%	28%	11%
Net assets, end of period (000s omitted)	$177,412	$134,396	$130,966	$119,956	$104,175

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Minnesota Tax-Free Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Minnesota Tax-Free Fund | 15

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $196,906,155 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,508,120
Gross unrealized losses	(2,866,767)
Net unrealized losses	$(1,358,647)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $204,327 in short-term capital losses and $2,439,603 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$195,547,508	$0	$195,547,508
Total assets	$0	$195,547,508	$0	$195,547,508
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
16 | Allspring Minnesota Tax-Free Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $3,775 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Minnesota Tax-Free Fund | 17

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $27,148,125, $25,420,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $48,970,855 and $26,957,805, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$36,511	$0
Tax-exempt income	5,900,569	5,564,120
Total	$5,937,080	$5,564,120
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$86,418	$(1,358,647)	$(2,643,930)	$(3,916,159)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Minnesota.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
18 | Allspring Minnesota Tax-Free Fund

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Minnesota Tax-Free Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Minnesota Tax-Free Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
20 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Minnesota Tax-Free Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Minnesota Tax-Free Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Minnesota Tax-Free Fund | 23

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for the one- and five-year periods under review, and lower than the average investment performance of the Universe for the three-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the five-year period under review, and was lower than the investment performance of its benchmark index for the one- and three-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Minnesota Tax-Free Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0003 06-26

Allspring
Intermediate
Tax/AMT-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.60%
Alabama: 7.24%
Education revenue: 0.25%
University of West Alabama (AG Insured)	4.00%	1-1-2033	$595,000	$603,522
University of West Alabama (AG Insured)	4.00	1-1-2035	865,000	880,810
University of West Alabama (AG Insured)	4.00	1-1-2037	920,000	932,049
				2,416,381
Utilities revenue: 6.99%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,034,790
Black Belt Energy Gas District Series B	5.00	10-1-2035	9,000,000	9,076,105
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,322,026
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,152,772
Black Belt Energy Gas District Series E	5.00	7-1-2033	1,500,000	1,570,958
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	2,500,000	2,662,433
Black Belt Energy Gas District Series F	5.00	12-1-2035	1,800,000	1,903,987
Energy Southeast A Cooperative District Series A	5.00	11-1-2035	5,000,000	5,277,672
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,194,324
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,163,072
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,016,399
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,247,198
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,282,692
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,500,000	2,551,038
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	3,000,000	3,264,778
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	5,000,000	5,340,637
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,080,000	2,238,203
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	5,000,000	5,410,040
				66,709,124
				69,125,505
Alaska: 0.44%
Health revenue: 0.44%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2037	2,635,000	2,632,966
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2039	1,575,000	1,556,599
				4,189,565
Arizona: 1.52%
Airport revenue: 0.52%
City of Phoenix Civic Improvement Corp. Series D	4.00	7-1-2040	5,000,000	4,996,915
Education revenue: 0.74%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	323,026
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	330,805
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	300,000
The accompanying notes are an integral part of these financial statements.
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00%	7-1-2033	$315,000	$323,932
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	230,125
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	209,524
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2042	1,350,000	1,478,763
Pima County Community College District	5.00	7-1-2035	600,000	622,741
Pima County Community College District	5.00	7-1-2036	500,000	518,785
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	730,000	693,904
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,060,980
				7,092,585
Health revenue: 0.26%
Maricopa County IDA Banner Health Obligated Group Series D%%	5.00	1-1-2038	1,500,000	1,684,622
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	374,651
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	391,034
				2,450,307
				14,539,807
Arkansas: 0.25%
Miscellaneous revenue: 0.25%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	502,946
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,004,382
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	852,957
				2,360,285
California: 5.49%
GO revenue: 0.60%
Patterson Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	3,000,000	2,427,870
State of California	4.00	8-1-2038	1,000,000	1,000,202
Sylvan Union School District CAB (AG Insured)¤	0.00	8-1-2032	2,800,000	2,338,496
				5,766,568
Health revenue: 0.16%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2038	1,500,000	1,492,604
Housing revenue: 0.24%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	813,005	828,360
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	1,496,170	1,482,446
				2,310,806
Transportation revenue: 1.03%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	3.92	4-1-2036	9,810,000	9,821,340
Utilities revenue: 3.46%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,177,373
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00%	12-1-2055	$5,000,000	$5,242,851
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,522,784
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	868,615
California Community Choice Financing Authority Series F	5.00	11-1-2033	2,000,000	2,168,539
California Community Choice Financing Authority Series G	5.00	12-1-2035	2,750,000	2,988,954
Central Valley Energy Authority	5.00	8-1-2034	1,500,000	1,607,603
Central Valley Energy Authorityøø	5.00	12-1-2055	3,000,000	3,212,574
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,270,262
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2039	2,095,000	2,202,683
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,453,834
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,617,446
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	1,500,000	1,667,313
				33,000,831
				52,392,149
Colorado: 1.74%
Airport revenue: 0.20%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	741,902
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	629,550
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	550,261
				1,921,713
Education revenue: 0.10%
Colorado ECFA Monument Academy Series A144A	4.38	6-1-2036	1,000,000	986,786
GO revenue: 0.24%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,248,915
Health revenue: 0.12%
Colorado Health Facilities Authority Craig Hospital Obligated Group Series B	5.00	12-1-2032	1,000,000	1,092,929
Tax revenue: 0.27%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	916,418
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	625,625
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,056,334
				2,598,377
Utilities revenue: 0.76%
Public Authority for Colorado Energy	6.50	11-15-2038	6,000,000	7,227,083
Water & sewer revenue: 0.05%
Central Weld County Water District (AG Insured)	4.00	12-1-2033	500,000	517,053
				16,592,856
Connecticut: 0.84%
Education revenue: 0.05%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	489,977
The accompanying notes are an integral part of these financial statements.
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.53%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00%	7-1-2035	$1,000,000	$1,012,647
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,990,804
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	2,045,000	2,064,818
				5,068,269
Housing revenue: 0.15%
Connecticut State HEFA Sacred Heart University, Inc. Series K	4.00	7-1-2045	1,500,000	1,478,982
Tax revenue: 0.11%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	1,001,962
				8,039,190
District of Columbia: 0.79%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	768,845
Tax revenue: 0.26%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	741,619
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	666,332
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,020,540
				2,428,491
Transportation revenue: 0.14%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,309,864
Water & sewer revenue: 0.31%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.05	10-1-2054	3,000,000	3,000,000
				7,507,200
Florida: 6.66%
Airport revenue: 0.73%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,011,000
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,619,633
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,197,060
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,131,093
				6,958,786
Education revenue: 0.22%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	5.00	6-15-2035	1,100,000	1,109,784
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	985,478
				2,095,262
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 2.09%
Collier County IDA NCH Healthcare System, Inc. Obligated Group Series B (AG Insured)	5.00%	4-1-2035	$1,255,000	$1,396,383
Hillsborough County IDA BayCare Obligated Group Series C (TD Bank N.A. LOC)ø	2.60	11-1-2038	1,300,000	1,300,000
Lee County IDA Health System, Inc. Obligated Group Series 2019A-1	5.00	4-1-2036	4,500,000	4,676,505
Lee County IDA Health System, Inc. Obligated Group Series A-3øø	5.00	4-1-2065	1,250,000	1,394,613
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,274,684
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,502,544
Miami Beach Health Facilities Authority Mount Sinai Medical Center of Florida Obligated Group Series A	5.00	11-15-2039	1,000,000	1,111,945
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,677,088
Palm Beach County Health Facilities Authority Lifespace Communities, Inc. Obligated Group Series B	5.00	5-15-2041	1,185,000	1,229,502
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,390,058
				19,953,322
Miscellaneous revenue: 0.81%
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	2,000,000	2,136,133
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,525,884
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,016,750
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	965,000	1,001,239
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.20	5-1-2039	985,000	987,115
Village Community Development District No. 16 Series 2025 Special Assessment	4.00	5-1-2035	1,000,000	1,003,495
				7,670,616
Tax revenue: 1.37%
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2032	2,000,000	2,051,964
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2033	4,500,000	4,612,445
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2034	600,000	614,425
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2042	500,000	546,873
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2040	2,000,000	2,192,934
Polk County School District	5.00	10-1-2033	2,915,000	3,090,085
				13,108,726
Transportation revenue: 0.36%
County of Osceola Series A-1	5.00	10-1-2034	375,000	388,156
County of Osceola Series A-1	5.00	10-1-2035	400,000	413,072
County of Osceola Series A-1	5.00	10-1-2036	600,000	617,962
The accompanying notes are an integral part of these financial statements.
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
County of Osceola Series A-1	5.00%	10-1-2037	$525,000	$539,264
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,500,659
				3,459,113
Utilities revenue: 0.28%
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2035	500,000	545,890
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2037	1,040,000	1,128,327
Putnam County Development Authority Seminole Electric Cooperative, Inc. Series B	5.00	3-15-2042	1,000,000	1,016,646
				2,690,863
Water & sewer revenue: 0.80%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,011,464
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,363,676
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	927,777
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	872,542
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	977,859
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	812,230
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,614,576
				7,580,124
				63,516,812
Georgia: 3.88%
Education revenue: 0.09%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	863,339
Health revenue: 0.12%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.67	4-1-2047	1,100,000	1,100,000
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	500,285
Tax revenue: 0.42%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	1,027,699
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	3,000,000	3,022,978
				4,050,677
Utilities revenue: 3.20%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,120,862
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,217,716
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series A	5.00%	5-15-2029	$2,600,000	$2,711,943
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,260,668
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,206,859
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,403,122
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,505,951
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,171,865
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	5,000,000	5,336,612
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,515,583
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	545,068
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	963,440
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	620,455
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	965,692
				30,545,836
				37,060,137
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,464,693
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	510,202
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	609,870
				1,120,072
Illinois: 9.98%
Airport revenue: 0.81%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,303,355
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,854,890
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,926,769
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,603,703
				7,688,717
Education revenue: 0.72%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	429,099
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	991,010
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	782,266
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,523,179
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	424,527
The accompanying notes are an integral part of these financial statements.
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00%	10-1-2039	$700,000	$729,377
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	409,927
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	541,449
				6,830,834
GO revenue: 4.00%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,329,277
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,918,725
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,083,794
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,980,391
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,654,546
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,006,094
City of Chicago Series A	5.25	1-1-2045	3,000,000	3,020,297
City of Chicago Series A	5.50	1-1-2039	4,750,000	4,965,367
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,041,961
Cook County School District No. 28	5.00	12-1-2036	2,545,000	2,899,017
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2036	1,000,000	1,143,287
County of Cook	5.00	11-15-2034	1,300,000	1,308,938
County of Cook Series A	5.00	11-15-2029	1,000,000	1,007,808
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	454,429
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	300,217
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2033	600,000	651,580
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2038	1,635,000	1,753,523
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	704,946
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	422,852
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	474,518
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	525,746
South Sangamon Water Commission (AG Insured)	4.00	1-1-2031	625,000	643,110
South Sangamon Water Commission (AG Insured)	4.00	1-1-2033	500,000	509,679
South Sangamon Water Commission (AG Insured)	4.00	1-1-2036	570,000	575,686
South Sangamon Water Commission (AG Insured)	4.00	1-1-2037	525,000	528,262
Stephenson County School District No. 145 Freeport Series A (AG Insured)	5.00	2-1-2033	285,000	296,295
				38,200,345
Health revenue: 0.36%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,018,122
Illinois Finance Authority Board of Trustees of the University of Illinois	5.00	10-1-2032	520,000	546,045
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	6.50%	3-1-2055	$917,980	$861,258
Illinois Finance Authority Moorings of Arlington Heights LLC Obligated Group Series B	3.65	5-1-2031	1,000,000	1,000,222
				3,425,647
Housing revenue: 0.69%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	1,920,000	1,906,651
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,029,438
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,010,738
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,652,435
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	962,420
				6,561,682
Miscellaneous revenue: 0.31%
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,861,803
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00	12-1-2040	1,000,000	1,089,665
				2,951,468
Tax revenue: 2.56%
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,102,122
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,107,060
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,237,330
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,728,743
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2030	4,000,000	4,086,426
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	3,000,000	3,064,487
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,239,725
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	4,915,196
				24,481,089
Transportation revenue: 0.15%
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,455,059
Water & sewer revenue: 0.38%
City of Chicago Waterworks Revenue Series A	5.00	11-1-2041	1,500,000	1,649,500
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	2,000,000	2,005,459
				3,654,959
				95,249,800
Indiana: 0.97%
Health revenue: 0.37%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,507,861
The accompanying notes are an integral part of these financial statements.
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.23%
IPS Multi-School Building Corp. Indianapolis Board of School Commissioners	5.00%	7-15-2042	$1,150,000	$1,249,409
North West Hendricks Multi-Building Corp.	4.00	7-15-2031	900,000	918,910
				2,168,319
Industrial development revenue: 0.26%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,645,000	2,546,548
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,032,265
				9,254,993
Iowa: 0.99%
GO revenue: 0.82%
College Community School District Series A	4.00	6-1-2042	7,885,000	7,851,293
Tax revenue: 0.17%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AG Insured)	4.00	7-1-2043	1,645,000	1,622,787
				9,474,080
Kansas: 0.25%
Health revenue: 0.10%
City of Manhattan Meadowlark Hills Retirement Community Obligated Group Series B2	3.75	6-1-2031	1,000,000	1,001,044
Tax revenue: 0.15%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,405,000	1,412,126
				2,413,170
Kentucky: 0.79%
Education revenue: 0.16%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	174,676
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	267,852
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	235,560
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	183,248
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	464,184
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	236,656
				1,562,176
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	648,450
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,254,811
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00%	7-1-2029	$1,400,000	$1,227,622
Utilities revenue: 0.30%
Kentucky Public Energy Authority Series A	5.00	6-1-2034	1,000,000	1,039,451
Kentucky Public Energy Authority Series C	5.00	5-1-2036	1,750,000	1,843,711
				2,883,162
				7,576,221
Louisiana: 2.35%
Airport revenue: 0.29%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2035	2,000,000	2,052,164
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	757,352
				2,809,516
Education revenue: 0.61%
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2027	3,150,000	3,208,143
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2028	2,500,000	2,575,668
				5,783,811
GO revenue: 0.11%
City of New Orleans Series A	5.00	12-1-2029	1,000,000	1,054,698
Miscellaneous revenue: 0.12%
Louisiana PFA	4.25	7-1-2037	1,585,531	1,155,343
Tax revenue: 0.22%
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2031	1,000,000	1,028,789
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2032	1,000,000	1,027,656
				2,056,445
Water & sewer revenue: 1.00%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,051,041
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	727,967
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	626,360
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2035	400,000	407,767
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2036	325,000	330,645
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2037	335,000	339,174
City of Shreveport (AG Insured)	5.00	12-1-2034	2,500,000	2,798,358
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	514,210
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	615,420
The accompanying notes are an integral part of these financial statements.
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Greater Ouachita Water Co. (BAM Insured)	4.00%	9-1-2032	$1,655,000	$1,692,708
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	428,502
				9,532,152
				22,391,965
Maine: 0.86%
Education revenue: 0.54%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,031,892
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,219,435
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,436,540
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,505,772
				5,193,639
Health revenue: 0.32%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	812,674
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,153,920
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,058,042
				3,024,636
				8,218,275
Maryland: 0.96%
Education revenue: 0.42%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,461,394
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	110,000	110,073
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	466,981
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	442,280
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	483,662
				3,964,390
GO revenue: 0.31%
County of Baltimore	4.00	3-1-2042	3,000,000	3,002,260
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	928,683
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.13%
County of Howard Downtown Columbia Development District Series A144A	4.00%	2-15-2028	$245,000	$245,040
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	999,997
				1,245,037
				9,140,370
Massachusetts: 0.38%
Health revenue: 0.38%
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series Q	5.00	12-1-2040	1,110,000	1,229,318
Massachusetts Development Finance Agency GingerCare Living, Inc. Obligated Group Series 2024B-1144A	4.75	12-1-2029	1,000,000	1,000,234
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2033	525,000	565,148
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2034	500,000	534,785
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	2.50	7-1-2040	300,000	300,000
				3,629,485
Michigan: 1.27%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	821,959
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	617,359
				1,439,318
Education revenue: 0.09%
Flint International Academy	5.50	10-1-2027	855,000	855,435
Health revenue: 0.68%
Grand Rapids Economic Development Corp. Michigan Christian Home Obligated Group Series B3	4.13	11-1-2030	3,500,000	3,501,457
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	3,017,704
				6,519,161
Water & sewer revenue: 0.35%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,350,000
				12,163,914
Minnesota: 0.09%
Health revenue: 0.04%
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.60	11-15-2038	340,000	340,000
The accompanying notes are an integral part of these financial statements.
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.05%
City of Burnsville Bridgeway Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.72%	10-15-2033	$500,000	$500,000
				840,000
Mississippi: 0.33%
Health revenue: 0.33%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,038,769
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,037,213
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,028,831
				3,104,813
Missouri: 0.25%
Education revenue: 0.25%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,410,004
Montana: 0.12%
Health revenue: 0.12%
Montana Facility Finance Authority Bozeman Deaconess Health Services Obligated Group Series Bøø	5.00	6-1-2056	1,000,000	1,115,960
Nebraska: 0.46%
Health revenue: 0.13%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,204,523
Utilities revenue: 0.33%
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	3,000,000	3,206,928
				4,411,451
Nevada: 0.81%
GO revenue: 0.81%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,439,503
Clark County School District Series A (AG Insured)	4.25	6-15-2042	1,260,000	1,276,811
				7,716,314
New Hampshire: 0.77%
Health revenue: 0.38%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,588,875
Housing revenue: 0.31%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	2,196,468	2,232,297
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	749,418	733,052
				2,965,349
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.08%
New Hampshire Business Finance Authority LGI Homes Project CAB¤	0.00%	12-15-2041	$2,000,000	$758,977
				7,313,201
New Jersey: 1.69%
Airport revenue: 0.22%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,133,052
Housing revenue: 0.47%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	3,170,000	3,303,827
North Hudson Sewerage Authority (AG Insured)	5.00	6-1-2038	1,000,000	1,164,459
				4,468,286
Miscellaneous revenue: 0.45%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	443,381
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,902,320
				4,345,701
Transportation revenue: 0.55%
New Jersey TTFA Series A CAB¤	0.00	12-15-2030	2,000,000	1,742,607
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,462,392
				5,204,999
				16,152,038
New Mexico: 0.38%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,198,853
Industrial development revenue: 0.25%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,392,655
				3,591,508
New York: 7.74%
Airport revenue: 0.76%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,072,722
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,186,522
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,970,561
				7,229,805
Education revenue: 2.56%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,078,895
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.25	6-15-2035	850,000	848,101
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	5.00	9-1-2038	1,480,000	1,563,924
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series A144A	5.00	6-1-2036	2,000,000	2,083,278
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	335,529
The accompanying notes are an integral part of these financial statements.
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45%	2-1-2041	$5,500,000	$4,866,630
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,713,395
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,762,299
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,752,081
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	4,112,550
Nassau County Local Economic Assistance Corp. Series B (TD Bank N.A. SPA, TD Bank N.A. LIQ)ø	2.65	1-1-2045	1,300,000	1,300,000
				24,416,682
GO revenue: 0.27%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,636,811
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	499,895
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	469,858
				2,606,564
Health revenue: 0.47%
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group Series A	5.00	12-1-2031	4,225,000	4,485,742
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	946,358
Miscellaneous revenue: 0.11%
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	1,000,000	1,030,208
Tax revenue: 2.67%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,029,437
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,016,358
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,435,761
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2043	3,000,000	2,942,975
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,951,995
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,120,000	2,082,443
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,008,295
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,012,508
				25,479,772
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.59%
Metropolitan Transportation Authority Series B	5.00%	11-15-2033	$2,175,000	$2,190,187
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,441,188
				5,631,375
Utilities revenue: 0.21%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,073,178
				73,899,684
North Carolina: 0.11%
Water & sewer revenue: 0.11%
City of Mebane Combined Utilities Revenue	4.00	8-1-2043	1,025,000	1,034,930
Ohio: 2.14%
Education revenue: 0.63%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	343,173
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	964,830
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,097,479
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,138,849
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,321,394
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,122,415
				5,988,140
Health revenue: 0.52%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,140,132
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2036	3,500,000	3,852,843
				4,992,975
Housing revenue: 0.23%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	600,961
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,252,138
RiverSouth Authority Series A	5.75	12-1-2027	295,000	295,159
				2,148,258
Miscellaneous revenue: 0.18%
Port of Greater Cincinnati Development Authority144A	4.75	3-1-2036	750,000	754,136
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	1,001,457
				1,755,593
Tobacco revenue: 0.22%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,113,134
Utilities revenue: 0.36%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	723,476
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,016,889
The accompanying notes are an integral part of these financial statements.
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Cleveland Department of Public Utilities Division of Public Power (AG Insured)	5.00%	11-15-2033	$625,000	$645,582
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	996,626
				3,382,573
				20,380,673
Oklahoma: 2.66%
Education revenue: 0.08%
Oklahoma State University Series A	4.00	9-1-2036	750,000	763,165
Housing revenue: 2.33%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,188,150
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,298,129
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	718,116
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	410,091
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	255,804
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	689,308
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,654,582
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,244,413
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,001,318
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,247,319
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,161,947
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	3,019,040
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	3,018,988
Oklahoma Development Finance Authority Series B	5.00	6-1-2032	550,000	582,171
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	461,505
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	817,591
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	636,766
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	821,932
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	1,010,582
				22,237,752
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.25%
Oklahoma City Public Property Authority Hotel Tax	5.00%	10-1-2027	$1,140,000	$1,142,075
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,267,134
				2,409,209
				25,410,126
Oregon: 0.45%
Airport revenue: 0.14%
Port of Portland Series 26-A	4.00	7-1-2037	565,000	574,507
Port of Portland Series 26-B	5.00	7-1-2037	705,000	752,153
				1,326,660
Health revenue: 0.31%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,475,027
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,504,445
				2,979,472
				4,306,132
Pennsylvania: 10.85%
Airport revenue: 0.05%
City of Philadelphia Series A	5.00	7-1-2031	450,000	460,311
Education revenue: 0.77%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2040	1,490,000	1,507,349
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	645,000	646,243
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	660,394
Pennsylvania Higher Educational Facilities Authority State System of Higher Education Series AT-1	4.00	6-15-2035	2,000,000	1,999,928
Pennsylvania Higher Educational Facilities Authority Trustees of the University Series A	4.00	8-15-2041	1,500,000	1,484,912
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	1,018,622
				7,317,448
GO revenue: 2.46%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,111,966
City of Philadelphia Series A	4.00	5-1-2037	1,115,000	1,136,668
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,006,275
McKeesport Area School District Series A (AG Insured)	4.00	10-1-2035	5,505,000	5,559,282
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,042,338
Reading School District (AG Insured)	5.00	3-1-2037	2,000,000	2,018,774
Reading School District (AG Insured)	5.00	3-1-2038	1,735,000	1,754,294
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,439,175
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,002,376
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,244,681
The accompanying notes are an integral part of these financial statements.
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
School District of Philadelphia Series F	5.00%	9-1-2032	$2,595,000	$2,604,797
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	516,590
				23,437,216
Health revenue: 3.53%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	1,999,884
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2038	2,800,000	2,922,048
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2027	480,000	480,464
Cumberland County Municipal Authority Pennsylvania State Health Obligated Group	4.00	11-1-2044	1,190,000	1,121,922
Doylestown Hospital Authority Health System Obligated Group Series A	5.00	7-1-2041	2,500,000	2,502,222
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	5,000,000	4,956,305
Geisinger Authority Kaiser Obligated Group Series A-2	4.00	2-15-2039	2,935,000	2,895,612
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2036	2,505,000	2,715,030
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	999,861
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,533,352
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,070,068
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,752,556
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,534,452
Pennsylvania EDFA UPMC Obligated Group Series A-1 (AG Insured)	4.00	4-15-2040	2,500,000	2,460,375
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	1,250,000	1,218,510
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.70	1-1-2038	800,000	800,000
Union County Hospital Authority WellSpan Evangelical Community Hospital Obligated Group Series B	5.00	8-1-2043	1,750,000	1,772,788
				33,735,449
Housing revenue: 1.38%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,532,489
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,679,651
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,820,941
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,042,689
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	646,052
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	360,681
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,764,374
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,349
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,876
				13,149,102
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.74%
Commonwealth of Pennsylvania Series A COP	5.00%	7-1-2029	$480,000	$496,465
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2028	3,020,000	3,049,089
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2033	3,505,000	3,533,059
				7,078,613
Tax revenue: 0.25%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	758,351
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	808,259
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	805,199
				2,371,809
Tobacco revenue: 1.24%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	12,000,000	11,855,725
Transportation revenue: 0.43%
Pennsylvania Turnpike Commission Series E CCAB (AG Insured)	6.00	12-1-2030	3,910,000	4,084,858
				103,490,531
South Carolina: 2.12%
Education revenue: 0.21%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	2,000,000	1,979,430
Health revenue: 0.25%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.00	4-1-2041	1,095,000	1,161,631
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,240,039
				2,401,670
Utilities revenue: 1.66%
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,843,186
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2036	6,385,000	7,134,626
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2037	3,445,000	3,831,200
				15,809,012
				20,190,112
South Dakota: 0.21%
Health revenue: 0.21%
South Dakota HEFA Monument Health Obligated Group	5.00	9-1-2041	1,800,000	1,973,598
Tennessee: 2.00%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,644,301
The accompanying notes are an integral part of these financial statements.
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.63%
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.25%	9-1-2041	$1,880,000	$2,093,853
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	3,500,000	3,871,840
				5,965,693
Housing revenue: 0.10%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,000,437
Utilities revenue: 0.99%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,197,118
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,603,187
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,642,336
				9,442,641
				19,053,072
Texas: 7.29%
Airport revenue: 1.70%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,079,357
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,148,491
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,569,758
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	8,429,110
				16,226,716
Education revenue: 0.19%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,042,012
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	793,075
				1,835,087
GO revenue: 2.12%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,279,636
City of Eagle Pass (AG Insured)	4.00	3-1-2037	695,000	707,655
City of Irving	4.00	9-15-2044	2,010,000	1,990,156
City of San Antonio	5.00	8-1-2036	3,990,000	4,132,650
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,000,812
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,120,861
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,261,832
Fort Bend Independent School District Series Bøø	3.13	8-1-2056	1,000,000	1,004,626
Harris County Hospital District	5.00	2-15-2038	1,000,000	1,131,790
Northwest Independent School District	4.00	2-15-2043	1,720,000	1,699,663
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,456
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,156,505
				20,196,642
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.73%
Greater Texas Cultural Education Facilities Finance Corp. Biomedical Research Institute Series A	5.00%	6-1-2041	$3,000,000	$3,102,658
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series A	5.00	12-1-2036	1,500,000	1,713,062
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series A%%	5.00	7-1-2036	1,750,000	1,993,890
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.00	10-1-2041	200,000	200,000
				7,009,610
Housing revenue: 0.52%
Fort Worth Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	5,000,000	4,953,101
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,001,289
Tax revenue: 0.16%
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,560,342
Transportation revenue: 1.26%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,551,515
North Texas Tollway Authority Series A	5.00	1-1-2039	3,750,000	4,182,975
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,155,196
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,166,778
				12,056,464
Utilities revenue: 0.21%
City of Greenville Electric System Revenue (BAM Insured)	5.00	2-15-2036	1,765,000	1,968,847
Water & sewer revenue: 0.29%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,217,329
San Antonio Water System Series A (Truist Bank SPA)ø	2.88	5-1-2054	1,500,000	1,500,000
				2,717,329
				69,525,427
Utah: 0.79%
Education revenue: 0.02%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	165,000	164,649
GO revenue: 0.11%
Resort Core Public Infrastructure District No. 1 Series A-1	5.00	3-1-2041	1,000,000	1,019,641
The accompanying notes are an integral part of these financial statements.
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.30%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00%	5-15-2043	$1,000,000	$974,304
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,894,089
				2,868,393
Housing revenue: 0.36%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,271,320
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2032	1,555,000	1,574,985
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2033	645,000	652,952
				3,499,257
				7,551,940
Virginia: 0.38%
Health revenue: 0.16%
Lynchburg EDA Centra Health Obligated Group Series A	5.00	1-1-2042	1,450,000	1,567,689
Housing revenue: 0.16%
Virginia College Building Authority Series C	4.00	2-1-2036	1,500,000	1,504,718
Tax revenue: 0.06%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	386,000	131,240
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	433,160
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				568,830
				3,641,237
Washington: 3.84%
GO revenue: 2.00%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	781,535
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,612,615
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,710,897
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,923,798
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,088,249
				19,117,094
Health revenue: 0.41%
King County Public Hospital District No. 4 Series A	5.50	12-1-2035	1,000,000	995,686
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2042	1,550,000	1,665,746
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,225,635
				3,887,067
Housing revenue: 1.43%
King County Housing Authority	4.00	12-1-2026	430,000	431,709
King County Housing Authority	4.00	6-1-2027	590,000	595,136
King County Housing Authority	4.00	12-1-2027	400,000	405,455
King County Housing Authority	4.00	6-1-2028	360,000	365,680
King County Housing Authority	4.00	12-1-2028	375,000	382,061
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
King County Housing Authority	4.00%	12-1-2029	$960,000	$978,427
King County Housing Authority	4.00	12-1-2030	575,000	591,387
King County Housing Authority	4.00	12-1-2031	450,000	457,895
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,040,710
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,613,497
Snohomish County Housing Authority	5.00	4-1-2034	655,000	680,825
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,092,934
				13,635,716
				36,639,877
West Virginia: 0.89%
Health revenue: 0.14%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	381,592
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	996,750
				1,378,342
Miscellaneous revenue: 0.51%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,078,925
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,758,379
				4,837,304
Tax revenue: 0.24%
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.00	6-1-2034	1,000,000	1,115,164
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.00	6-1-2036	1,050,000	1,170,297
				2,285,461
				8,501,107
Wisconsin: 5.31%
Education revenue: 0.29%
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2039	700,000	702,864
PFA Triad Math & Science Academy Co.144A	5.00	6-15-2036	1,000,000	1,021,963
PFA Union Day School, Inc.144A	5.50	6-15-2036	1,000,000	1,004,211
				2,729,038
GO revenue: 0.66%
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	1,495,000	1,627,543
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2033	4,190,000	4,655,605
				6,283,148
Health revenue: 2.30%
Wisconsin HEFA Ascension Health Credit Group Series A##	4.00	11-15-2039	14,975,000	14,650,463
The accompanying notes are an integral part of these financial statements.
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2026

		Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Ascension Health Credit Group Series A		4.50%	11-15-2039	$1,225,000	$1,225,096
Wisconsin HEFA Ascension Health Credit Group Series A		5.00	11-15-2035	5,000,000	5,019,580
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A		5.00	12-1-2039	1,000,000	1,085,351
					21,980,490
Housing revenue: 1.45%
Milwaukee RDA Public Schools		5.00	11-15-2029	420,000	422,997
Milwaukee RDA Public Schools		5.00	11-15-2030	635,000	639,531
PFA City of Boynton Beach		4.00	7-1-2030	2,090,000	2,147,867
PFA City of Boynton Beach		5.00	7-1-2035	3,590,000	3,713,912
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,111,755
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,107,452
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,102,477
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,097,027
PFA Maniilaq Association Obligated Group		5.25	12-1-2041	1,000,000	1,063,298
PFA Maniilaq Association Obligated Group Series B		5.00	12-1-2030	1,405,000	1,482,386
					13,888,702
Miscellaneous revenue: 0.61%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø		2.75	6-1-2036	3,800,000	3,800,000
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2034	1,250,000	914,535
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2035	1,600,000	1,116,646
					5,831,181
					50,712,559
Total municipal obligations (Cost $956,522,666)					950,386,838
Total investments in securities (Cost $956,522,666)	99.60%				950,386,838
Other assets and liabilities, net	0.40				3,836,950
Total net assets	100.00%				$954,223,788

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 27

Portfolio of investments—June 30, 2026

Abbreviations:
AG	Assured Guaranty Incorporation
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
28 | Allspring Intermediate Tax/AMT-Free Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $956,522,666)	$950,386,838
Cash	779,321
Receivable for interest	10,226,319
Receivable for investments sold	1,500,018
Receivable for Fund shares sold	418,801
Prepaid expenses and other assets	63,429
Total assets	963,374,726
Liabilities
Payable for investments purchased	5,164,669
Payable for Fund shares redeemed	3,241,155
Dividends payable	429,946
Management fee payable	190,980
Administration fees payable	66,055
Shareholder servicing fees payable	30,752
Distribution fee payable	3,387
Accrued expenses and other liabilities	23,994
Total liabilities	9,150,938
Total net assets	$954,223,788
Net assets consist of
Paid-in capital	$973,298,203
Total distributable loss	(19,074,415)
Total net assets	$954,223,788
Computation of net asset value and offering price per share
Net assets–Class A	$142,389,164
Shares outstanding–Class A1	12,971,058
Net asset value per share–Class A	$10.98
Maximum offering price per share – Class A2	$11.32
Net assets–Class C	$5,475,796
Shares outstanding–Class C1	498,827
Net asset value per share–Class C	$10.98
Net assets–Class R6	$130,152,111
Shares outstanding–Class R6[1]	11,842,961
Net asset value per share–Class R6	$10.99
Net assets–Institutional Class	$676,206,717
Shares outstanding–Institutional Class[1]	61,509,740
Net asset value per share–Institutional Class	$10.99
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 29

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$34,241,941
Expenses
Management fee	3,658,455
Administration fees
Class A	227,814
Class C	7,698
Class R6	42,004
Administrator Class	2,673 [1]
Institutional Class	514,022
Shareholder servicing fees
Class A	379,104
Class C	12,826
Administrator Class	6,596 [1]
Distribution fee
Class C	38,478
Custody and accounting fees	29,994
Professional fees	81,821
Registration fees	113,714
Shareholder report expenses	40,839
Trustees’ fees and expenses	15,228
Other fees and expenses	24,602
Total expenses	5,195,868
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,420,595)
Class A	(4,525)
Institutional Class	(147)
Net expenses	3,770,601
Net investment income	30,471,340
Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,195,092
Net change in unrealized gains (losses) on investments	18,818,205
Net realized and unrealized gains (losses) on investments	20,013,297
Net increase in net assets resulting from operations	$50,484,637
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Intermediate Tax/AMT-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$30,471,340		$29,403,787
Net realized gains on investments		1,195,092		864,408
Net change in unrealized gains (losses) on investments		18,818,205		(9,287,875)
Net increase in net assets resulting from operations		50,484,637		20,980,320
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,505,210)		(4,845,269)
Class C		(113,843)		(124,587)
Class R6		(4,663,435)		(5,699,754)
Administrator Class		(78,434)[1]		(430,591)
Institutional Class		(21,143,060)		(18,255,321)
Total distributions to shareholders		(30,503,982)		(29,355,522)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,812,810	19,804,110	921,313	10,027,354
Class C	150,755	1,643,840	65,214	710,686
Class R6	1,063,855	11,609,986	2,252,958	24,490,783
Administrator Class	5,879 [1]	63,126 [1]	31,942	347,031
Institutional Class	19,156,183	209,165,481	21,294,736	230,869,256
		242,286,543		266,445,110
Reinvestment of distributions
Class A	396,139	4,329,269	427,868	4,649,086
Class C	10,414	113,843	11,170	121,431
Class R6	95,609	1,045,904	93,442	1,016,004
Administrator Class	5,343 [1]	57,382 [1]	35,871	390,071
Institutional Class	1,797,480	19,679,464	1,571,255	17,090,821
		25,225,862		23,267,413
Payment for shares redeemed
Class A	(3,703,080)	(40,531,402)	(3,646,685)	(39,657,134)
Class C	(133,533)	(1,455,890)	(214,420)	(2,334,415)
Class R6	(3,419,165)	(37,271,688)	(11,469,397)	(125,033,777)
Administrator Class	(54,160)[1]	(582,124)[1]	(409,749)	(4,462,974)
Institutional Class	(14,861,028)	(162,426,138)	(19,597,946)	(212,372,229)
		(242,267,242)		(383,860,529)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 31

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(1,170,895)[2]	$(12,788,751)[2]	0	$0
Institutional Class	1,169,921 [2]	12,788,751 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		25,245,163		(94,148,006)
Total increase (decrease) in net assets		45,225,818		(102,523,208)
Net assets
Beginning of period		908,997,970		1,011,521,178
End of period		$954,223,788		$908,997,970
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.74	$10.85	$10.82	$10.84	$11.92
Net investment income	0.32 [1]	0.31 [1]	0.31 [1]	0.29	0.26
Net realized and unrealized gains (losses) on investments	0.24	(0.11)	0.03	(0.02)	(1.08)
Total from investment operations	0.56	0.20	0.34	0.27	(0.82)
Distributions to shareholders from
Net investment income	(0.32)	(0.31)	(0.31)	(0.29)	(0.26)
Net asset value, end of period	$10.98	$10.74	$10.85	$10.82	$10.84
Total return[2]	5.31%	1.87%	3.19%	2.50%	(7.00)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.82%	0.82%	0.81%
Net expenses	0.67%	0.66%	0.67%	0.69%	0.70%
Net investment income	2.96%	2.88%	2.85%	2.66%	2.22%
Supplemental data
Portfolio turnover rate	14%	10%	10%	17%	7%
Net assets, end of period (000s omitted)	$142,389	$155,426	$181,851	$204,701	$200,566

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.75	$10.85	$10.82	$10.84	$11.92
Net investment income	0.24 [1]	0.23 [1]	0.22 [1]	0.21	0.17
Net realized and unrealized gains (losses) on investments	0.23	(0.10)	0.04	(0.02)	(1.08)
Total from investment operations	0.47	0.13	0.26	0.19	(0.91)
Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.23)	(0.21)	(0.17)
Net asset value, end of period	$10.98	$10.75	$10.85	$10.82	$10.84
Total return[2]	4.42%	1.19%	2.42%	1.73%	(7.70)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.57%	1.57%	1.55%
Net expenses	1.42%	1.42%	1.42%	1.44%	1.45%
Net investment income	2.21%	2.11%	2.09%	1.89%	1.46%
Supplemental data
Portfolio turnover rate	14%	10%	10%	17%	7%
Net assets, end of period (000s omitted)	$5,476	$5,063	$6,609	$7,268	$8,268

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.76	$10.86	$10.83	$10.85	$11.93
Net investment income	0.36 [1]	0.35 [1]	0.35 [1]	0.33	0.29
Net realized and unrealized gains (losses) on investments	0.23	(0.10)	0.03	(0.03)	(1.08)
Total from investment operations	0.59	0.25	0.38	0.30	(0.79)
Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.35)	(0.32)	(0.29)
Net asset value, end of period	$10.99	$10.76	$10.86	$10.83	$10.85
Total return[2]	5.59%	2.33%	3.57%	2.82%	(6.71)%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%	0.45%	0.44%	0.43%
Net expenses	0.30%	0.30%	0.30%	0.38%	0.40%
Net investment income	3.33%	3.23%	3.22%	2.93%	2.50%
Supplemental data
Portfolio turnover rate	14%	10%	10%	17%	7%
Net assets, end of period (000s omitted)	$130,152	$151,707	$252,256	$269,729	$476,328

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 35

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.76	$10.87	$10.84	$10.85	$11.94
Net investment income	0.36 [1]	0.35 [1]	0.34 [1]	0.32	0.29
Net realized and unrealized gains (losses) on investments	0.23	(0.11)	0.03	(0.01)	(1.09)
Total from investment operations	0.59	0.24	0.37	0.31	(0.80)
Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.34)	(0.32)	(0.29)
Net asset value, end of period	$10.99	$10.76	$10.87	$10.84	$10.85
Total return[2]	5.54%	2.19%	3.52%	2.87%	(6.84)%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%	0.49%	0.48%
Net expenses	0.35%	0.35%	0.35%	0.43%	0.45%
Net investment income	3.29%	3.19%	3.17%	2.90%	2.47%
Supplemental data
Portfolio turnover rate	14%	10%	10%	17%	7%
Net assets, end of period (000s omitted)	$676,207	$583,751	$553,916	$569,446	$761,944

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
36 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Intermediate Tax/AMT-Free Fund | 37

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $956,990,535 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,702,274
Gross unrealized losses	(15,305,971)
Net unrealized losses	$(6,603,697)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $8,473,447 in short-term capital losses and $3,936,090 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$950,386,838	$0	$950,386,838
Total assets	$0	$950,386,838	$0	$950,386,838
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
38 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $3,775 from the sale of Class A shares and $750 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended June 30, 2026.
Allspring Intermediate Tax/AMT-Free Fund | 39

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $68,250,000, $77,954,700 and $360,898 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $175,308,547 and $127,543,044, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$40,683	$0
Tax-exempt income	30,463,299	29,355,522
Total	$30,503,982	$29,355,522
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$373,681	$(6,603,697)	$(12,409,537)	$(18,639,553)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
40 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Intermediate Tax/AMT-Free Fund | 41

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Intermediate Tax/AMT-Free Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
42 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Intermediate Tax/AMT-Free Fund | 43

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

44 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Intermediate Tax/AMT-Free Fund | 45

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than or in range of the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Bloomberg Municipal Bond 1-15 Year Blend Index, for all periods under review, except the investment performance of the Fund was lower than the investment performance of its benchmark index for the one-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

46 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Intermediate Tax/AMT-Free Fund | 47

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3322 06-26

Allspring Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Municipal Bond Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.14%
Massachusetts: 0.14%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (140 shares) 2.75%144Aø	$14,000,000	$14,000,000
Total closed-end fund obligations (Cost $14,000,000)		14,000,000

	Interest rate	Maturity date
Municipal obligations: 100.27%
Alabama: 5.07%
Airport revenue: 0.04%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	500,000	510,579
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	508,787
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	405,930
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	799,982
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	542,958
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	647,326
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	699,608
				4,115,170
Education revenue: 0.12%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	6,889,615
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AG Insured)	5.25	8-1-2048	4,500,000	4,658,219
				11,547,834
Health revenue: 0.39%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,006,387
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	12,819,472
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (SIFMA Municipal Swap+0.20%) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144A±	2.87	11-1-2054	12,425,000	12,425,000
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,064,293
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,061,223
				38,376,375
Industrial development revenue: 0.05%
Selma Industrial Development Board International Paper Co. Series A	4.20	5-1-2034	5,000,000	5,227,794
Resource recovery revenue: 0.05%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	4,250,000	4,253,347
Tax revenue: 0.10%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,107,955
Utilities revenue: 4.29%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,620,050
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,069,581
The accompanying notes are an integral part of these financial statements.
2 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Black Belt Energy Gas District Series B	5.00%	10-1-2035	$40,000,000	$40,338,244
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	24,215,218
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,124,144
Black Belt Energy Gas District Series C144Aøø	5.50	11-1-2056	20,000,000	21,519,862
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,171,254
Black Belt Energy Gas District Series E	5.00	7-1-2033	16,965,000	17,767,531
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	15,500,000	16,507,086
Black Belt Energy Gas District Series F	5.00	12-1-2035	13,295,000	14,063,059
Energy Southeast A Cooperative District Series A	5.00	11-1-2035	5,000,000	5,277,672
Energy Southeast A Cooperative District Series B	5.00	11-1-2033	5,400,000	5,754,077
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	2.02	2-1-2031	25,000,000	25,000,000
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	16,000,000	17,036,397
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,087,148
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	3,049,196
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,235,988
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	19,017,693
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	9,000,000	9,183,736
Southeast Energy Authority A Cooperative District Series Cøø	5.00	10-1-2055	12,000,000	12,737,636
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	9,000,000	9,794,333
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	20,000,000	21,362,550
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	5,000,000	5,380,295
Southeast Energy Authority A Cooperative District Series Føø##	5.25	11-1-2055	45,000,000	48,690,360
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1677 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.72	4-1-2030	3,160,000	3,160,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0487 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.70	12-1-2028	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.77	5-1-2055	3,360,000	3,360,000
Tender Option Bond Trust Receipts/Certificates Series MS0100 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.07	8-1-2033	8,000,000	8,000,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.20	8-1-2063	2,500,000	2,500,000
				420,023,110
Water & sewer revenue: 0.03%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,648,684
				496,300,269
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Alaska: 0.08%
Airport revenue: 0.04%
Alaska Railroad Corp. AMT (AG Insured)	5.50%	10-1-2040	$1,080,000	$1,209,952
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2054	2,250,000	2,369,311
				3,579,263
Health revenue: 0.04%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	2,004,716
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,011,711
				4,016,427
				7,595,690
Arizona: 1.40%
Airport revenue: 0.09%
City of Phoenix Civic Improvement Corp. Series B AMT	5.00	7-1-2044	5,570,000	5,697,846
City of Phoenix Civic Improvement Corp. Series D	4.00	7-1-2040	3,000,000	2,998,149
				8,695,995
Education revenue: 0.20%
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2045	2,000,000	2,149,617
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,881,094
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,785,013
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,122,887
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,085,499
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,355,687
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	1,000,000	950,554
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	4,000,000	4,159,139
				19,489,490
GO revenue: 0.04%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,592,144
Health revenue: 0.46%
IDA of the City of Phoenix Mayo Clinic Arizona Series B (Northern Trust Company SPA)ø	2.60	11-15-2052	10,875,000	10,875,000
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,697,466
Maricopa County IDA Banner Health Obligated Group Series A	5.00	1-1-2035	2,750,000	3,105,545
Maricopa County IDA Banner Health Obligated Group Series Cøø	2.65	1-1-2053	10,000,000	10,000,000
Maricopa County IDA Banner Health Obligated Group Series D%%	5.00	1-1-2038	5,000,000	5,615,406
				45,293,417
Housing revenue: 0.16%
Arizona IDA Series A (BAM Insured)	5.00	7-1-2040	1,450,000	1,593,041
Arizona IDA Series A (BAM Insured)	5.00	7-1-2042	1,225,000	1,334,074
Arizona IDA Series A (BAM Insured)	5.00	7-1-2045	1,150,000	1,227,908
The accompanying notes are an integral part of these financial statements.
4 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Arizona IDA Series A (BAM Insured)	5.00%	7-1-2046	$1,100,000	$1,164,656
Arizona IDA Series A (BAM Insured)	5.00	7-1-2051	10,000,000	10,340,933
				15,660,612
Industrial development revenue: 0.10%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	5,078,075
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,546,703
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	885,380
				9,510,158
Miscellaneous revenue: 0.16%
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	8,841,484
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,283,577
				16,125,061
Resource recovery revenue: 0.10%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	2.95	12-1-2035	10,000,000	9,998,071
Tax revenue: 0.01%
Arizona Department of Transportation State Highway Fund Revenue	5.00	7-1-2028	1,025,000	1,025,000
Utilities revenue: 0.06%
Salt River Project Agricultural Improvement & Power District Series A	5.00	1-1-2050	5,515,000	5,780,161
Water & sewer revenue: 0.02%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	995,667
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	997,898
				1,993,565
				137,163,674
Arkansas: 0.46%
Industrial development revenue: 0.35%
Arkansas Development Finance Authority United States Steel Corp. Series A AMT144Aøø	4.00	9-1-2046	28,500,000	28,795,294
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	5,400,000	5,453,810
				34,249,104
Miscellaneous revenue: 0.11%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,170,540
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	995,472
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00%	6-1-2040	$500,000	$492,465
City of Osceola AMT	4.88	4-1-2040	8,000,000	8,114,544
				10,773,021
				45,022,125
California: 5.14%
Airport revenue: 0.80%
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,512,813
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,721,867
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,169,215
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,400,090
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,757,109
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2046	9,000,000	9,003,719
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,136,249
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,802,765
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,311,108
County of Sacramento Airport System Revenue Series D AMT (AG Insured)	5.25	7-1-2050	7,300,000	7,754,551
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	1,974,996
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2039	5,345,000	6,027,287
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2040	3,600,000	4,036,807
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,465,113
Tender Option Bond Trust Receipts/Certificates Series XF3488 (Morgan Stanley Bank LIQ)144Aø	2.74	5-15-2050	6,580,000	6,580,000
				78,653,689
Education revenue: 0.01%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	1,004,530
GO revenue: 0.91%
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	9,675,000	8,375,973
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	3,795,000	3,190,469
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2034	5,000,000	3,910,729
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2035	6,700,000	5,045,017
Campbell Union School District Series C CAB¤	0.00	8-1-2039	4,700,000	2,949,853
Campbell Union School District Series C CAB¤	0.00	8-1-2040	3,900,000	2,349,738
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	1,000,000	866,058
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	1,000,000	837,182
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	1,000,000	808,161
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	2,105,513
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,616,323
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2030	2,000,000	1,796,769
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2031	2,000,000	1,739,738
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2032	1,660,000	1,395,280
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2033	1,230,000	996,036
The accompanying notes are an integral part of these financial statements.
6 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Folsom Cordova Unified School District School Facilities Improvement District No. 5 Series B	4.25%	10-1-2041	$2,000,000	$2,008,208
Ohlone Community College District	4.00	8-1-2041	9,000,000	9,009,535
Ontario Montclair School District CAB (AG Insured)¤	0.00	8-1-2028	1,500,000	1,420,845
Ontario Montclair School District CAB (AG Insured)¤	0.00	8-1-2030	2,000,000	1,787,340
San Diego Unified School District Series C CAB¤	0.00	7-1-2031	2,000,000	1,742,907
San Diego Unified School District Series C CAB¤	0.00	7-1-2033	1,000,000	814,618
San Diego Unified School District Series C CAB¤	0.00	7-1-2034	2,000,000	1,569,147
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,925,334
Santa Barbara Secondary High School District Series A¤	0.00	8-1-2040	6,380,000	3,643,145
State of California	4.00	8-1-2038	4,800,000	4,800,968
West Valley-Mission Community College District Series A	4.00	8-1-2044	5,000,000	4,995,174
Whittier City School District Series C	5.25	8-1-2046	4,850,000	4,924,088
Wiseburn School District Series B CAB (AG Insured)¤	0.00	8-1-2034	2,530,000	1,973,277
				88,597,425
Health revenue: 0.26%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,667,225
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,046,443
California Statewide CDA Series A144A	5.00	10-1-2028	12,000,000	12,566,678
				25,280,346
Housing revenue: 0.39%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	2,642,265	2,692,169
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	5,984,679	5,929,785
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,190,647
California Statewide CDA Foothill Almaden Terrace LLC Series C (FNMA Insured)	3.80	7-1-2036	5,000,000	5,029,425
Mizuho Floater/Residual Trust Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.85	5-1-2049	2,500,000	2,500,000
Ontario PFA Series A (AG Insured)	5.00	11-1-2047	2,750,000	2,922,250
Pasadena PFA Series A CAB¤	0.00	3-1-2027	2,095,000	2,060,653
Pasadena PFA Series A CAB¤	0.00	3-1-2028	4,450,000	4,265,494
Pasadena PFA Series A CAB¤	0.00	3-1-2029	4,520,000	4,210,419
Pasadena PFA Series A CAB¤	0.00	3-1-2031	2,185,000	1,920,014
Pasadena PFA Series A CAB¤	0.00	3-1-2032	2,000,000	1,701,375
Pasadena PFA Series A CAB¤	0.00	3-1-2033	4,295,000	3,530,367
Sacramento County Housing Authority Series C (FNMA Insured, FNMA LIQ)ø	2.70	7-15-2029	210,000	210,000
				38,162,598
Miscellaneous revenue: 0.18%
California Infrastructure & Economic Development Bank Museum Associates	3.25	6-1-2033	5,000,000	5,027,044
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,076,396
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,208,793
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	2.10%	8-1-2042	$2,700,000	$2,700,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	4,000,000	4,005,027
				18,017,260
Resource recovery revenue: 0.11%
California Municipal Finance Authority Waste Management, Inc. Series A AMTøø	2.85	11-1-2046	5,000,000	4,999,667
California PCFA Republic Services, Inc. Series A-1 AMT144Aøø	2.95	11-1-2042	5,850,000	5,849,179
				10,848,846
Tax revenue: 0.04%
Santa Clara Valley Transportation Authority Series A-1 (Sumitomo Mitsui Banking Corp. LOC)ø	2.05	6-1-2055	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	2.73	9-1-2049	1,900,000	1,900,000
				3,900,000
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	487,446
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	288,691
				776,137
Transportation revenue: 0.24%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	3.92	4-1-2036	23,545,000	23,572,218
Utilities revenue: 1.99%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,665,150
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	11,000,000	11,534,272
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	6,000,000	6,475,616
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	2,540,000	2,613,645
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,395,847
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,883,780
California Community Choice Financing Authority Series Døø	5.00	10-1-2055	5,000,000	5,139,846
California Community Choice Financing Authority Series E	5.00	7-1-2035	5,000,000	5,503,703
California Community Choice Financing Authority Series F	5.00	11-1-2033	7,000,000	7,589,886
California Community Choice Financing Authority Series F%%	5.00	6-1-2036	3,500,000	3,794,712
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,350,000	12,388,256
California Community Choice Financing Authority Series G	5.00	12-1-2035	10,000,000	10,868,924
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	7,500,000	7,707,601
Central Valley Energy Authority	5.00	8-1-2034	2,000,000	2,143,470
Central Valley Energy Authorityøø	5.00	12-1-2055	14,000,000	14,992,013
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	483,216
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	401,281
The accompanying notes are an integral part of these financial statements.
8 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Vernon Electric System Revenue Series 2022-A	5.00%	8-1-2041	$420,000	$449,065
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,331,277
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,099,317
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.25	7-1-2044	1,250,000	1,376,983
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2031	5,000,000	5,467,698
M-S-R Energy Authority Series B	6.13	11-1-2029	10,500,000	11,035,533
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	4,000,000	4,446,168
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.67	10-1-2028	3,675,000	3,675,000
Tender Option Bond Trust Receipts/Certificates Series XF3505 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.70	12-1-2055	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.63	4-1-2056	35,300,000	35,300,000
Tender Option Bond Trust Receipts/Certificates Series XM1346 (Morgan Stanley Bank LIQ)144Aø	2.63	4-1-2056	3,000,000	3,000,000
				194,762,259
Water & sewer revenue: 0.20%
City of San Francisco Public Utilities Commission Water Revenue Series A	4.00	11-1-2039	10,000,000	10,002,041
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2048	4,000,000	4,060,802
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1153 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.70	7-1-2048	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series XF1956 (Bank of America N.A. LIQ)144Aø	2.75	6-1-2054	450,000	450,000
				19,512,843
				503,088,151
Colorado: 3.68%
Airport revenue: 0.40%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,319,621
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,661,651
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,226,377
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,112,654
				39,320,303
Education revenue: 0.24%
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,001,260
Colorado ECFA Ascent Classical Academy Charter Schools, Inc. Series A144A	4.75	4-1-2036	8,205,000	8,126,361
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	130,000	130,000
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	750,657
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	730,000	730,964
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,424
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Colorado ECFA Monument Academy Series A144A	4.38%	6-1-2036	$5,000,000	$4,933,933
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	536,028
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,083,477
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,290,104
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	716,967
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	600,508
Colorado School of Mines Series A (AG Insured)	5.25	12-1-2047	1,730,000	1,833,131
				23,884,814
GO revenue: 0.46%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	6,500,000	6,701,709
Baseline Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2049	1,500,000	1,552,044
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	839,278
Canyons Metropolitan District No. 5 Series A (BAM Insured)	5.25	12-1-2059	2,000,000	2,077,450
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	999,934
Eagle River Water & Sanitation District (BAM Insured)	5.00	12-1-2047	1,020,000	1,086,711
Grand River Hospital District (AG Insured)	5.25	12-1-2035	1,750,000	1,815,395
Grand River Hospital District (AG Insured)	6.00	12-1-2038	1,000,000	1,192,074
Grand River Hospital District (AG Insured)	6.00	12-1-2039	1,000,000	1,183,407
Grand River Hospital District (AG Insured)	6.00	12-1-2040	1,100,000	1,296,875
Grand River Hospital District (AG Insured)	6.00	12-1-2041	1,100,000	1,293,630
Grand River Hospital District (AG Insured)	6.00	12-1-2042	1,350,000	1,582,293
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,121,938
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,000,351
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	2,107,092
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	13,896,415
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	651,140
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,267,605
				44,665,341
Health revenue: 0.74%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,326
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	5,500,000	5,352,136
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,486,355
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	977,498
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,093,803
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	25,000,000	22,541,125
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00	5-15-2054	19,355,000	19,795,127
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	527,776
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2039	5,000,000	5,200,302
The accompanying notes are an integral part of these financial statements.
10 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00%	11-1-2044	$8,000,000	$8,219,299
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	508,744
				72,302,491
Miscellaneous revenue: 0.61%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,003,163
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,721,528
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,132,573
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	668,133
E-470 Public Highway Authority Series A CAB (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	3,059,742
State of Colorado COP	6.00	12-15-2039	4,225,000	4,891,507
State of Colorado COP	6.00	12-15-2041	17,500,000	20,137,635
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,267,565
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,280,452
State of Colorado Series N COP	4.00	3-15-2043	7,900,000	7,799,720
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	3,500,000	3,566,927
				59,528,945
Tax revenue: 0.57%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,002,336
Regional Transportation District Sales Tax Revenue FasTracks Project Series A##	5.00	11-1-2041	50,945,000	51,203,852
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	788,536
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	534,348
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	533,650
				56,062,722
Transportation revenue: 0.16%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,362,939
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,398,983
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,340,695
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,496,588
E-470 Public Highway Authority Series A-2 CAB%%¤	0.00	9-1-2037	4,000,000	2,635,489
E-470 Public Highway Authority Series A-2 CAB%%¤	0.00	9-1-2038	3,000,000	1,880,513
E-470 Public Highway Authority Series A-2 CAB%%¤	0.00	9-1-2039	2,750,000	1,635,122
E-470 Public Highway Authority Series B (U.S. SOFR+0.70%)±%%	3.14	9-1-2039	2,000,000	1,997,821
				15,748,150
Utilities revenue: 0.46%
City of Colorado Springs Utilities System Revenue Series A	5.25	11-15-2054	28,125,000	30,278,019
Public Authority for Colorado Energy	6.50	11-15-2038	12,495,000	15,050,400
				45,328,419
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 11

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
Central Weld County Water District (AG Insured)	4.00%	12-1-2035	$800,000	$818,776
Central Weld County Water District (AG Insured)	4.00	12-1-2037	400,000	406,196
Central Weld County Water District (AG Insured)	4.00	12-1-2038	400,000	404,789
Central Weld County Water District (AG Insured)	4.00	12-1-2039	450,000	453,297
Central Weld County Water District (AG Insured)	4.00	12-1-2040	500,000	501,714
City of Boulder	5.00	12-1-2043	125,000	138,955
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	751,316
				3,475,043
				360,316,228
Connecticut: 0.82%
Education revenue: 0.25%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,209,602
Connecticut State HEFA Series A-4ø%%	2.95	7-1-2042	5,000,000	5,000,000
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,486,938
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,007,874
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,057,731
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,686,911
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,156,188
Connecticut State Higher Education Supplement Loan Authority Series B AMT	3.25	11-15-2036	1,110,000	1,055,369
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	610,000	623,577
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2028	530,000	549,559
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2029	465,000	487,735
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,597,833
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,639,786
				24,559,103
GO revenue: 0.08%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,758,409
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,933,072
City of New Haven Series A (AG Insured)	5.00	8-1-2039	3,000,000	3,135,811
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,336,009
				8,163,301
Health revenue: 0.11%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,899,843
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	943,828
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,920,242
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,231,100
				10,995,013
The accompanying notes are an integral part of these financial statements.
12 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.01%
Connecticut HFA Series A-3 (Bank of America N.A. SPA)ø	2.65%	5-15-2048	$900,000	$900,000
Tax revenue: 0.37%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,801,499
State of Connecticut Special Tax Revenue Series A	5.00	7-1-2042	6,280,000	7,019,128
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,295,373
State of Connecticut Special Tax Revenue Series A (AG Insured)	4.00	5-1-2038	5,000,000	5,113,315
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,207,204
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,795,845
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,025,985
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,528,593
				35,786,942
				80,404,359
Delaware: 0.11%
Education revenue: 0.02%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,465,000	2,119,976
Transportation revenue: 0.09%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	660,283
Delaware River & Bay Authority	4.00	1-1-2040	485,000	490,541
Delaware River & Bay Authority	4.00	1-1-2041	320,000	322,366
Delaware River & Bay Authority	4.00	1-1-2042	550,000	551,748
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	968,888
Delaware River & Bay Authority	5.00	1-1-2039	450,000	491,511
Delaware River & Bay Authority	5.00	1-1-2040	465,000	507,073
Delaware River & Bay Authority	5.00	1-1-2041	500,000	542,313
Delaware River & Bay Authority	5.00	1-1-2042	520,000	559,518
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,950,334
				9,044,575
				11,164,551
District of Columbia: 0.95%
Airport revenue: 0.31%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2035	7,785,000	7,786,482
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,498,389
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,378,779
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	7,500,000	7,532,000
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,438,167
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	4,114,563
				30,748,380
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 13

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.09%
District of Columbia Georgetown University Series Aøø	5.00%	4-1-2060	$7,000,000	$7,718,966
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,411,359
				9,130,325
GO revenue: 0.11%
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,378,297
Health revenue: 0.08%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,581,813
Housing revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series XX1403 (Barclays Bank plc LIQ)144Aø	2.70	7-15-2053	3,990,000	3,990,000
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	982,509
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,439,973
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,401,901
				12,814,383
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	680,341
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,126,395
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	642,745
				2,449,481
Tax revenue: 0.06%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,227,192
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,010,220
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	1,007,276
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	1,004,289
				6,248,977
Water & sewer revenue: 0.14%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.05	10-1-2054	14,150,000	14,150,000
				93,501,656
Florida: 7.58%
Airport revenue: 1.86%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,838,321
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,465,774
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,080,298
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,799,871
County of Broward Port Facilities Revenue AMT	5.50	9-1-2050	10,000,000	10,766,038
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	7,083,795
County of Lee AMT (AG Insured)	5.25	10-1-2054	4,500,000	4,678,922
The accompanying notes are an integral part of these financial statements.
14 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
County of Lee Series A-2 AMTøø	5.00%	10-1-2056	$3,000,000	$3,219,451
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,264,206
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,496,326
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	18,881,336
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,243,783
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,048,582
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,015,741
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	3,000,000	3,194,455
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.50	11-1-2036	2,900,000	3,125,713
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,037,951
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	24,530,000	26,303,887
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,054,216
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	20,905,369
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,193,972
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,014,108
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.73	4-1-2038	3,445,000	3,445,000
				182,157,115
Education revenue: 0.39%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	6.25	6-15-2045	2,000,000	2,043,211
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	10,500,000	10,767,283
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,114,281
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,557,096
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,058,751
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,418,734
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	1,605,000	1,585,116
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,877,358
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,738,227
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,093,248
				38,253,305
GO revenue: 0.52%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,624,709
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,342,678
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	12,942,800
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	4,977,169
Putnam County School District (BAM Insured)	5.00	7-1-2035	1,375,000	1,555,212
Putnam County School District (BAM Insured)	5.00	7-1-2036	2,490,000	2,827,291
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 15

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Putnam County School District (BAM Insured)	5.00%	7-1-2037	$2,615,000	$2,941,899
Putnam County School District (BAM Insured)	5.00	7-1-2038	2,670,000	2,983,788
Putnam County School District (BAM Insured)	5.00	7-1-2039	2,765,000	3,065,487
Putnam County School District (BAM Insured)	5.00	7-1-2040	1,855,000	2,048,885
School Board of Miami-Dade County Series A (BAM Insured)	5.00	3-15-2036	4,085,000	4,488,754
State of Florida Series C	4.00	6-1-2037	2,000,000	2,027,905
				50,826,577
Health revenue: 1.54%
Brevard County Health Facilities Authority Health First, Inc. Obligated Group Series A	5.00	4-1-2047	5,125,000	5,242,646
Capital Trust Authority Shands Teaching Hospital & Clinics Obligated Group Series A	5.00	12-1-2035	8,000,000	8,961,695
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,004,809
City of Jacksonville Baptist Health System Obligated Group Series Dø	2.71	8-1-2036	2,305,000	2,305,000
City of Jacksonville Baptist Health System Obligated Group Series Eø	2.71	8-1-2036	1,330,000	1,330,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	6,500,000	6,003,087
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,268,911
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,705,270
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,843,706
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	1,016,245
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,354,112
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	725,435
Collier County IDA NCH Healthcare System, Inc. Obligated Group Series B (AG Insured)	5.00	4-1-2035	7,000,000	7,788,591
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2043	1,750,000	1,908,910
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2044	2,400,000	2,590,492
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2045	1,000,000	1,069,340
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2046	2,255,000	2,387,280
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2047	2,200,000	2,307,654
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,244,658
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2051	1,450,000	1,530,503
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	4,750,000	4,775,305
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,174,364
Lee County IDA Health System, Inc. Obligated Group Series A-3øø	5.00	4-1-2065	10,000,000	11,156,904
The accompanying notes are an integral part of these financial statements.
16 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Lee County IDA Shell Point Obligated Group	5.00%	11-15-2044	$11,265,000	$11,515,771
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,540,720
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2044	2,525,000	2,686,683
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,413,753
Miami Beach Health Facilities Authority Mount Sinai Medical Center of Florida Obligated Group Series A	5.00	11-15-2038	1,825,000	2,040,956
Miami Beach Health Facilities Authority Mount Sinai Medical Center of Florida Obligated Group Series A	5.00	11-15-2041	1,850,000	2,036,366
Miami-Dade County Health Facilities Authority Series A (AG Insured)	4.00	8-1-2046	5,000,000	4,694,958
PFA Series 202 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.73	8-15-2036	11,475,000	11,475,000
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,542,277
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	1,984,028
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,633,526
				150,258,955
Housing revenue: 0.26%
Florida Housing Finance Corp. Claude Pepper LLC Series Møø	3.10	12-1-2044	5,250,000	5,261,001
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	720,000	737,217
Lee County School Board Series A COP	5.25	8-1-2050	18,000,000	19,209,114
				25,207,332
Industrial development revenue: 0.22%
County of Broward Convention Center Hotel Revenue	5.00	1-1-2047	10,000,000	10,436,388
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,272,574
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,719,690
				21,428,652
Miscellaneous revenue: 0.64%
Capital Trust Authority Marie Selby Botanical Gardens, Inc.144A%%	4.50	6-15-2033	3,000,000	3,014,434
City of Daytona Beach Series B	5.50	9-1-2049	1,415,000	1,532,858
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	25,957,947
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2034	2,000,000	2,137,280
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	3,000,000	3,204,200
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,420,299
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.38	5-1-2045	1,000,000	993,391
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	2,995,000	2,904,167
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	521,000	522,095
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,040,000	1,042,252
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	100,000	100,046
Okaloosa County School Board COP (AG Insured)	5.00	10-1-2049	5,000,000	5,225,596
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 17

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00%	7-1-2039	$2,000,000	$2,022,766
St. Johns County School Board Series A COP (AG Insured)	5.25	7-1-2047	5,000,000	5,282,557
St. Johns County School Board Series A COP (AG Insured)	5.50	7-1-2049	3,000,000	3,218,546
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	1,950,000	2,011,599
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.55	5-1-2044	985,000	986,808
Village Community Development District No. 16 Series 2025 Special Assessment	4.00	5-1-2035	1,500,000	1,505,243
				63,082,084
Resource recovery revenue: 0.15%
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.50	10-1-2056	1,875,000	1,930,952
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	3,000,000	3,043,924
Florida Development Finance Corp. Waste Pro USA, Inc. AMTøø%%	4.35	4-1-2037	10,000,000	10,071,282
				15,046,158
Tax revenue: 0.58%
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2041	2,500,000	2,825,852
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2042	3,500,000	3,936,774
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2044	3,000,000	3,333,983
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	13,818,899
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,222,089
County of Miami-Dade Transit System	5.00	7-1-2049	1,000,000	1,042,881
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.00	9-1-2048	1,000,000	1,028,526
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2044	875,000	948,334
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2041	6,000,000	6,521,936
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2043	10,500,000	11,313,631
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2038	2,000,000	2,202,833
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2039	2,200,000	2,412,646
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2040	2,225,000	2,428,322
				57,036,706
Transportation revenue: 0.41%
Central Florida Expressway Authority (AG Insured)	4.00	7-1-2039	6,070,000	6,180,054
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2049	6,000,000	6,342,328
The accompanying notes are an integral part of these financial statements.
18 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Central Florida Expressway Authority Series A (AG Insured)	5.00%	7-1-2054	$7,500,000	$7,854,946
County of Osceola Series A-1	5.00	10-1-2044	4,250,000	4,322,257
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,045,903
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,501,537
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2038	4,185,000	4,213,149
				40,460,174
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,360,940
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2038	1,000,000	1,079,090
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2042	1,000,000	1,068,779
Putnam County Development Authority Seminole Electric Cooperative, Inc. Series B	5.00	3-15-2042	3,000,000	3,049,937
				6,558,746
Water & sewer revenue: 0.94%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.88	10-1-2045	700,000	738,192
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,161,919
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	7,563,983
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	4,992,069
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,753,367
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	10,793,162
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2048	2,605,000	2,737,289
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2053	4,000,000	4,192,089
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,311,936
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,231,965
Tampa Bay Water Series A	5.25	10-1-2054	30,000,000	32,029,326
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1210 (AG Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.70	4-1-2031	3,590,000	3,590,000
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,586,919
				91,682,216
				741,998,020
Georgia: 2.50%
Airport revenue: 0.09%
City of Atlanta Airport Passenger Facility Charge Series D AMT	4.00	7-1-2034	8,765,000	8,812,335
Education revenue: 0.13%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,193,500
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	870,818
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,112,100
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 19

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Private Colleges & Universities Authority Mercer University	5.00%	10-1-2040	$5,000,000	$5,002,107
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,383,993
				12,562,518
Health revenue: 0.14%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,575,740
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.67	4-1-2047	3,590,000	3,590,000
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	2.78	9-1-2035	3,200,000	3,200,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,262,338
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,581,487
				13,209,565
Housing revenue: 0.12%
Georgia HFA Series A	4.60	12-1-2049	12,000,000	11,958,906
Industrial development revenue: 0.03%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,948,721
Tax revenue: 0.07%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	2,000,000	2,058,242
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	5,000,000	5,038,296
				7,096,538
Utilities revenue: 1.92%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	1,000,419
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	989,644
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,346,750
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,608,990
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,045,460
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,877,463
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,834,138
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,385,990
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,727,773
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	2,987,427
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,432,597
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,724,053
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	25,000,000	26,576,695
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	36,550,000	36,695,008
The accompanying notes are an integral part of these financial statements.
20 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series Døø	5.00%	5-1-2054	$14,500,000	$15,330,679
Main Street Natural Gas, Inc. Series Eøø	5.00	5-1-2055	14,500,000	15,465,232
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	1,550,000	1,654,350
Municipal Electric Authority of Georgia JEA Electric System Revenue Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	6,750,000	6,843,158
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,133,790
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,131,972
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,249,747
Municipal Electric Authority of Georgia Project One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,075,742
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,663,655
				187,780,732
				244,369,315
Guam: 0.11%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	573,095
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,077,614
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	791,037
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	513,025
				2,954,771
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	35,000	35,096
Miscellaneous revenue: 0.06%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,685,270
Territory of Guam Series G	5.25	1-1-2037	1,850,000	2,036,768
Territory of Guam Series G	5.25	1-1-2040	1,000,000	1,083,994
				5,806,032
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	1-1-2050	1,600,000	1,641,791
				10,437,690
Hawaii: 0.18%
Airport revenue: 0.18%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,230,450
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,042,343
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,266,019
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	884,421
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	629,999
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 21

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
State of Hawaii Harbor System Revenue Series A AMT	4.00%	7-1-2036	$300,000	$301,770
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	427,880
				17,782,882
Idaho: 0.26%
Education revenue: 0.06%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	395,000	395,396
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,366,374
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	680,000	679,619
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,597,050
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,330,333
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	249,759
				5,618,531
Health revenue: 0.06%
Idaho Health Facilities Authority St. Luke’s Health System Ltd. Obligated Group Series C (U.S. Bank N.A. LOC)ø	3.25	3-1-2048	5,920,000	5,920,000
Miscellaneous revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates Series XF3474 (Morgan Stanley Bank LIQ)144Aø	2.70	8-15-2049	12,000,000	12,000,000
Resource recovery revenue: 0.02%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,000,000	2,020,069
				25,558,600
Illinois: 9.61%
Airport revenue: 0.71%
Chicago Midway International Airport Series B	5.00	1-1-2046	12,000,000	12,695,124
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,114,864
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,787,879
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,616,302
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,326,447
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,335,526
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,582,205
Chicago O’Hare International Airport Series E AMT	5.50	1-1-2048	5,000,000	5,350,068
Chicago O’Hare International Airport Series E (AG Insured)	4.00	1-1-2039	1,500,000	1,517,910
Chicago O’Hare International Airport Series F (BAM Insured)	4.25	1-1-2042	1,950,000	1,952,228
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,018,485
The accompanying notes are an integral part of these financial statements.
22 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80%	12-1-2043	$7,000,000	$7,249,599
Tender Option Bond Trust Receipts/Certificates Series XX1446 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.79	1-1-2060	5,000,000	5,000,000
				69,546,637
Education revenue: 0.19%
Board of Trustees of the University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,379,486
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,123,265
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	675,130
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,255,455
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,895,341
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,232,324
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,726,734
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,558,178
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,736,106
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,512,886
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	507,406
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	1,005,918
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	536,692
				18,144,921
GO revenue: 3.11%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,518,111
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,722,187
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,060,436
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	1,991,490
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,368,225
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	4,183,825
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,964,704
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	14,212,606
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,921,268
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,794,756
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,962,778
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,624,145
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,666,033
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	5,295,928
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,146,175
City of Chicago Series A	5.00	1-1-2043	4,000,000	4,020,734
City of Chicago Series A	5.00	1-1-2044	15,000,000	14,988,612
City of Chicago Series A	5.00	1-1-2045	24,000,000	23,640,516
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,020,337
City of Chicago Series A	5.25	1-1-2045	5,475,000	5,512,042
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,226,703
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,041,961
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,536,439
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 23

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Chicago Series A	5.50%	1-1-2043	$1,500,000	$1,530,757
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,203,332
City of Chicago Series C	6.00	1-1-2043	2,000,000	2,191,343
City of Chicago Series E	6.00	1-1-2044	1,500,000	1,632,443
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,103,546
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,507,901
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,258,622
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,360,712
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,083,697
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,760,175
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,754,141
Cook County School District No. 28	5.00	12-1-2037	2,685,000	3,040,698
Cook County School District No. 28	5.00	12-1-2040	3,110,000	3,473,664
Cook County School District No. 28	5.00	12-1-2044	3,780,000	4,117,393
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2039	1,225,000	1,374,021
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2044	2,750,000	2,994,357
DuPage & Will Counties Community School District No. 204 Indian Prairie	5.00	1-15-2045	5,000,000	5,330,910
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland Series B%%	5.00	2-1-2040	3,240,000	3,571,192
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland Series B%%	5.00	2-1-2041	3,460,000	3,798,050
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland Series B%%	5.00	2-1-2042	3,160,000	3,456,600
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	1-1-2043	2,325,000	2,328,132
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	7-1-2044	6,050,000	6,003,722
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2035	1,185,000	1,336,144
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2037	1,045,000	1,160,179
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2040	1,680,000	1,831,683
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00	2-1-2027	12,050,000	11,821,384
Knox Warren etc. Counties Community College District No. 518 Carl Sandburg (AG Insured)	5.00	12-30-2033	2,510,000	2,810,459
Knox Warren etc. Counties Community College District No. 518 Carl Sandburg (AG Insured)	5.00	12-30-2035	3,245,000	3,675,294
Macon County School District No. 61 Decatur Series A (AG Insured)	4.00	12-1-2036	6,000,000	6,038,599
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2040	1,265,000	1,348,786
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,044,364
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,786,109
The accompanying notes are an integral part of these financial statements.
24 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00%	12-1-2044	$1,500,000	$1,439,719
State of Illinois	5.00	11-1-2027	1,175,000	1,183,441
State of Illinois	5.50	1-1-2030	2,900,000	3,154,342
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	785,000	791,250
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,557,736
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,774,686
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,881,926
State of Illinois Series B	5.50	5-1-2047	6,500,000	6,841,791
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,774,617
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,053,886
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,426,408
Village of New Lenox	4.00	12-15-2041	4,275,000	4,299,934
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	327,784
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,223,122
Will County Community Unit School District No. 209-U Wilmington Series A (AG Insured)	5.50	2-1-2041	3,660,000	3,881,357
				304,760,419
Health revenue: 1.06%
Illinois Finance Authority Board of Trustees of the University of Illinois	4.00	10-1-2050	2,000,000	1,745,099
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,321,284
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	6,685,486
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series C (JPMorgan Chase Bank N.A. SPA)ø	2.90	8-15-2049	5,000,000	5,000,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	3.05	8-15-2057	2,800,000	2,800,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	6.50	3-1-2055	4,997,890	4,689,067
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,228,844
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	25,185,000	22,758,516
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	12,982,963
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	30,769,338
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series Aøø	5.00	8-15-2054	5,000,000	5,401,819
				103,382,416
Housing revenue: 1.48%
Illinois Finance Authority Board of Trustees of the University of Illinois Series A	5.00	10-1-2039	1,345,000	1,471,571
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 25

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Illinois Finance Authority Board of Trustees of the University of Illinois Series A	5.00%	10-1-2040	$1,840,000	$2,005,856
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.70	4-1-2045	11,300,000	11,300,000
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	2,535,000	2,567,775
Illinois Housing Development Authority South Park Preservation LP Series B (FHA Insured) (State Street Bank & Trust Co. SPA)ø	2.71	1-1-2066	6,515,000	6,515,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,437,117
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	12,078,432
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	22,085,000	20,096,634
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	22,325,712
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	49,500,000	42,790,423
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	8,533,663
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	8,162,146
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	3,049,088
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,640,739
				144,974,156
Industrial development revenue: 0.04%
County of Peoria Caterpillar, Inc.ø	3.08	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.40%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.68	11-1-2034	2,655,000	2,664,087
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,240,286
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,207,140
Illinois State University Capital Improvement Project COP (AG Insured)	5.00	4-1-2050	12,240,000	12,588,202
Northeastern Illinois University Capital Improvement Project COP (BAM Insured)	5.00	7-1-2042	1,200,000	1,248,788
Northeastern Illinois University Capital Improvement Project COP (BAM Insured)	5.25	7-1-2050	1,635,000	1,684,106
Northeastern Illinois University Capital Improvement Project COP (BAM Insured)	5.75	7-1-2045	1,650,000	1,786,492
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00	12-1-2034	1,000,000	1,121,602
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00	12-1-2037	1,000,000	1,110,288
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00	12-1-2038	1,000,000	1,101,723
The accompanying notes are an integral part of these financial statements.
26 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00%	12-1-2039	$1,000,000	$1,092,339
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00	12-1-2041	1,000,000	1,087,548
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00	12-1-2042	1,000,000	1,085,154
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	6.00	12-1-2043	1,000,000	1,172,843
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	6.00	12-1-2045	1,000,000	1,154,053
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	6.00	12-1-2047	1,000,000	1,133,339
				39,477,990
Tax revenue: 1.57%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,565,601
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,508,692
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,398,511
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,960,673
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,306,029
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2027	8,845,000	8,891,219
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	4,030,000	4,116,526
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	13,190,000	13,473,530
Regional Transportation Authority Series A (AG Insured)	5.75	6-1-2034	15,000,000	17,050,446
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	3,735,000	3,796,006
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,690,589
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	4,550,000	4,666,537
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,954,946
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,924,789
State of Illinois Sales Tax Revenue Series A	5.00	6-15-2037	2,750,000	3,074,294
State of Illinois Sales Tax Revenue Series A	5.00	6-15-2038	3,500,000	3,889,634
State of Illinois Sales Tax Revenue Series A	5.00	6-15-2042	12,950,000	14,112,251
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,021,574
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,959,669
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,662,535
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,008,872
				154,032,923
Transportation revenue: 0.54%
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.13	12-1-2043	20,000,000	20,017,814
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,238,424
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	255,017
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,606,845
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,007,003
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 27

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Illinois State Toll Highway Authority Series A	5.00%	1-1-2046	$15,245,000	$16,047,035
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,448,540
				52,620,678
Utilities revenue: 0.04%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,433,162
Water & sewer revenue: 0.47%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2058	5,000,000	5,196,205
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,145,357
City of Chicago Waterworks Revenue Series A	5.00	11-1-2041	4,500,000	4,948,500
City of Chicago Waterworks Revenue Series A	5.00	11-1-2043	3,000,000	3,272,396
City of Chicago Waterworks Revenue Series A	5.00	11-1-2045	2,000,000	2,145,122
City of Chicago Waterworks Revenue Series A	5.00	11-1-2046	2,500,000	2,657,835
City of Chicago Waterworks Revenue Series A (AG Insured)	5.25	11-1-2048	5,000,000	5,270,494
City of Chicago Waterworks Revenue Series A (AG Insured)	5.50	11-1-2062	4,780,000	5,035,718
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	4,000,000	4,010,918
City of Joliet Waterworks & Sewerage Revenue (BAM Insured)	5.25	1-1-2050	5,000,000	5,269,476
Grand Prairie Water Commission (BAM Insured)	5.25	1-1-2050	1,000,000	1,060,424
Illinois Finance Authority Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,013,917
				46,026,362
				940,699,664
Indiana: 1.60%
Education revenue: 0.18%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	17,137,321
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	343,551
				17,480,872
Health revenue: 0.42%
Indiana Finance Authority Community Health Network Obligated Group Series A	5.00	5-1-2036	18,000,000	20,313,972
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	12,972,779
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	5,020,640
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,336,873
				40,644,264
Housing revenue: 0.31%
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,317,889
Indiana Housing & CDA TWG Cowan LPøø	3.35	1-1-2043	3,100,000	3,115,202
IPS Multi-School Building Corp. Board of School Commissioners	5.00	7-15-2044	2,000,000	2,121,735
The accompanying notes are an integral part of these financial statements.
28 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
IPS Multi-School Building Corp. Indianapolis Board of School Commissioners	5.00%	7-15-2042	$1,035,000	$1,116,761
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,990,681
Northwestern School Building Corp.	6.00	7-15-2039	850,000	949,361
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,175,599
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,166,119
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,018,215
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,144,168
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series A (BAM Insured)	5.00	7-15-2035	1,745,000	1,962,505
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series A (BAM Insured)	5.00	7-15-2036	2,610,000	2,920,185
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series A (BAM Insured)	5.25	7-15-2039	3,750,000	4,197,346
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.25	7-15-2043	2,525,000	2,769,579
				29,965,345
Industrial development revenue: 0.06%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	6,195,132
Miscellaneous revenue: 0.23%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,009,479
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2039	10,535,000	10,580,090
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2041	3,000,000	2,990,929
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,191,039
				22,771,537
Resource recovery revenue: 0.06%
Indiana Finance Authority Republic Services, Inc. AMTø	2.90	5-1-2028	1,000,000	999,731
Indiana Finance Authority Republic Services, Inc. Series A AMTøø	2.90	5-1-2028	5,000,000	4,998,657
				5,998,388
Tax revenue: 0.04%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,084,730
Utilities revenue: 0.21%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,210,000	4,137,369
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,096,795
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	3,625,000	3,562,461
Indiana Municipal Power Agency Series A	5.00	1-1-2042	10,000,000	10,000,000
				20,796,625
Water & sewer revenue: 0.09%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,450,274
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 29

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Fishers Sewage Works Revenue (BAM Insured)	4.00%	7-1-2045	$3,160,000	$3,111,356
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,327,031
				8,888,661
				156,825,554
Iowa: 0.13%
GO revenue: 0.12%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,466,825
Des Moines Independent Community School District (AG Insured)%%	5.00	6-1-2040	3,355,000	3,662,603
Des Moines Independent Community School District (AG Insured)%%	5.00	6-1-2041	4,050,000	4,408,359
				11,537,787
Health revenue: 0.01%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series A	5.00	5-15-2040	1,325,000	1,383,108
				12,920,895
Kansas: 0.21%
GO revenue: 0.06%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	3,021,856
Wyandotte County Unified School District No. 203 Piper Series A (AG Insured)	5.25	9-1-2052	2,500,000	2,611,823
				5,633,679
Tax revenue: 0.15%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	25,195,000	14,793,564
				20,427,243
Kentucky: 1.31%
Education revenue: 0.06%
City of Pikeville BAN%%	3.80	8-1-2028	1,750,000	1,750,413
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,588,809
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	716,030
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,052,860
				6,108,112
Health revenue: 0.35%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2049	6,610,000	6,924,795
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,111,468
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,066,592
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,087,919
The accompanying notes are an integral part of these financial statements.
30 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00%	10-1-2028	$5,140,000	$4,820,443
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,537,009
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,210,429
Tender Option Bond Trust Receipts/Certificates Series 2026- BAML5070 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	2-1-2046	5,550,000	5,550,000
				34,308,655
Housing revenue: 0.15%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,535,792
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,336,896
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	6,000,000	6,387,515
				14,260,203
Industrial development revenue: 0.04%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,016,855
Miscellaneous revenue: 0.03%
Kentucky State University COP (BAM Insured)	4.00	11-1-2046	640,000	623,743
Kentucky State University COP (BAM Insured)	4.00	11-1-2051	1,000,000	917,861
Kentucky State University COP (BAM Insured)	4.00	11-1-2056	1,000,000	904,765
				2,446,369
Resource recovery revenue: 0.02%
Kentucky EDFA Republic Services, Inc. Series A AMTø	2.90	4-1-2031	2,000,000	2,000,000
Transportation revenue: 0.10%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,639,373
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	2,125,720
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,787,109
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.40	7-1-2033	1,000,000	1,145,005
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.45	7-1-2034	2,505,000	2,864,635
				9,561,842
Utilities revenue: 0.56%
Kentucky Public Energy Authority Series A	5.00	6-1-2034	8,000,000	8,315,603
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	18,460,455
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 31

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Kentucky Public Energy Authority Series C	5.00%	5-1-2036	$24,000,000	$25,285,183
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series A%%	3.80	2-1-2035	3,175,000	3,173,909
				55,235,150
				127,937,186
Louisiana: 1.55%
Airport revenue: 0.09%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2036	1,750,000	1,793,554
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2037	1,750,000	1,791,197
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2038	1,500,000	1,533,442
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,146,064
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,052,765
				8,317,022
GO revenue: 0.08%
City of New Orleans Series A	5.00	12-1-2032	1,100,000	1,185,832
City of New Orleans Series A	5.00	12-1-2036	1,000,000	1,081,844
City of New Orleans Series A	5.00	12-1-2038	1,100,000	1,174,989
City of New Orleans Series A	5.00	12-1-2040	1,800,000	1,904,055
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,029,611
				7,376,331
Health revenue: 0.10%
PFA Series VRS209 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	12-1-2052	10,000,000	10,000,000
Industrial development revenue: 0.41%
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,278,231
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,224,127
Parish of St. James NuStar Logistics LPøø	3.70	8-1-2041	4,000,000	4,056,675
Parish of St. John the Baptist Marathon Oil Corp. Series 2017Døø%%	3.00	6-1-2037	12,000,000	12,023,501
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	3,000,000	3,059,572
				39,642,106
Miscellaneous revenue: 0.01%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,555,000	1,458,553
Tax revenue: 0.37%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,356,072
The accompanying notes are an integral part of these financial statements.
32 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Ernest N Morial New Orleans Exhibition Hall Authority	5.50%	7-15-2053	$5,000,000	$5,221,342
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	20,779,868
				36,357,282
Transportation revenue: 0.24%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	13,020,000	13,437,369
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,250,824
				23,688,193
Utilities revenue: 0.06%
City of Lafayette Electric Projects (AG Insured)	5.00	11-1-2049	6,000,000	6,302,639
Water & sewer revenue: 0.19%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,062,303
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,510,652
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2038	350,000	352,881
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2039	400,000	402,122
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2040	350,000	351,121
City of Shreveport (AG Insured)	5.00	12-1-2037	2,325,000	2,592,977
City of Shreveport (AG Insured)	5.00	12-1-2038	1,550,000	1,720,184
City of Shreveport (AG Insured)	5.00	12-1-2040	1,750,000	1,922,373
City of Shreveport Series B (AG Insured)	4.00	12-1-2036	730,000	733,371
City of Shreveport Series B (AG Insured)	4.00	12-1-2044	1,000,000	980,759
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,811,803
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,149,787
				18,590,333
				151,732,459
Maine: 0.13%
Health revenue: 0.11%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,671,762
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,287,360
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,477,394
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,631,675
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2046	500,000	483,573
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2050	1,000,000	938,742
				10,490,506
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 33

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.02%
Finance Authority of Maine Casella Waste Systems, Inc. Series R AMT144A	5.00%	8-1-2035	$2,500,000	$2,642,973
				13,133,479
Maryland: 0.37%
Education revenue: 0.00%
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	50,000	50,033
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,088
				250,121
Health revenue: 0.27%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,809,593
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	675,952
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	736,902
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System Corp. Series C (Bank of America N.A. LOC)ø	2.95	5-15-2053	1,000,000	1,000,000
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series Bøø	5.00	8-15-2056	5,000,000	5,582,519
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00	8-15-2040	3,000,000	3,306,605
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00	8-15-2042	2,675,000	2,923,621
Tender Option Bond Trust Receipts/Certificates Series BAML5071 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.08	7-1-2047	7,000,000	7,000,000
				26,035,192
Housing revenue: 0.04%
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,298,994
Tax revenue: 0.02%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,125,711
Transportation revenue: 0.02%
Maryland State Transportation Authority Facilities Projects	4.00	7-1-2050	2,190,000	2,086,730
Water & sewer revenue: 0.02%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	502,913
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	501,675
Washington Suburban Sanitary Commission Series B BAN (TD Bank N.A. SPA)ø	3.05	6-1-2027	1,025,000	1,025,000
				2,029,588
				35,826,336
The accompanying notes are an integral part of these financial statements.
34 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Massachusetts: 3.15%
Airport revenue: 0.16%
Massachusetts Port Authority Series A AMT	5.00%	7-1-2039	$4,005,000	$4,285,192
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,116,916
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,037,132
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	7,000,000	7,106,954
				15,546,194
Education revenue: 0.33%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,000,156
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,716,918
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	2,127,541
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,455,057
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	841,710
Massachusetts Development Finance Agency Suffolk University	6.00	7-1-2050	2,750,000	2,931,936
Massachusetts Development Finance Agency Trustees of Boston University Series B-2øø%%	5.00	10-1-2042	14,000,000	15,391,683
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,125,000	1,139,431
				32,604,432
GO revenue: 0.96%
City of Revere	4.00	8-1-2047	4,000,000	3,804,621
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	19,673,104
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,532,819
Commonwealth of Massachusetts Series A	5.00	1-1-2054	13,500,000	14,072,385
Commonwealth of Massachusetts Series D	5.00	10-1-2053	13,540,000	14,123,793
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	16,024,825
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,813,259
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,104,494
Town of Needham	5.00	8-1-2026	1,160,000	1,162,351
Town of Tyngsborough	4.00	10-15-2048	4,275,000	4,132,182
				93,443,833
Health revenue: 1.06%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	5,200,000	5,201,854
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series N (AG Insured)	5.50	7-1-2050	10,000,000	10,937,299
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	6,001,668
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2035	5,115,000	5,117,547
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2036	2,750,000	2,751,358
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	7,900,836
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,028,339
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 35

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series Q	5.00%	12-1-2040	$17,500,000	$19,381,141
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	997,052
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,183,563
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,594,217
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series F	5.00	7-1-2045	6,000,000	6,510,692
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series F	5.00	7-1-2046	8,495,000	9,129,551
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,100,360
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	4.00	10-1-2045	3,835,000	3,564,889
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	2.50	7-1-2040	445,000	445,000
				103,845,366
Miscellaneous revenue: 0.10%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	9,826,909
Tax revenue: 0.54%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,556,923
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,719,812
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	16,500,000	16,929,624
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	10,000,000	10,479,254
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.00	7-1-2040	6,920,000	7,011,850
				52,697,463
				307,964,197
Michigan: 1.28%
Airport revenue: 0.16%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,201,867
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,441,868
Wayne County Airport Authority Detroit Metropolitan Series G AMT	5.00	12-1-2033	12,305,000	13,565,412
				16,209,147
Education revenue: 0.06%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	705,000	650,681
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	968,968
The accompanying notes are an integral part of these financial statements.
36 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Michigan Finance Authority Bradford Academy	5.00%	9-1-2050	$4,530,000	$3,317,595
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	910,000	872,896
				5,810,140
GO revenue: 0.06%
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2049	2,250,000	2,351,037
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2054	3,000,000	3,103,366
				5,454,403
Health revenue: 0.37%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	669,588
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	860,000	862,213
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,001,281
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,772,309
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,100,322
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2017-MI	5.00	12-1-2046	8,700,000	8,765,106
Michigan State Hospital Finance Authority Bronson Health Care Group Obligated Group Series C	5.00	11-15-2029	10,000,000	10,622,231
				35,793,050
Housing revenue: 0.18%
Michigan Municipal Bond Authority Series C (Ambac Insured)	4.75	5-1-2027	1,220,000	1,235,640
Michigan State Building Authority Series Iø	2.77	4-15-2059	1,990,000	1,990,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,355,326
				17,580,966
Miscellaneous revenue: 0.06%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,596,418
Utilities revenue: 0.10%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,122,306
Water & sewer revenue: 0.29%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	6,905,000	6,905,000
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,000,000
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	11,000,000	11,000,000
				28,905,000
				125,471,430
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 37

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.85%
GO revenue: 0.02%
County of Hennepin Series A	5.00%	12-1-2037	$1,000,000	$1,027,838
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	226,878
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	241,864
				1,496,580
Health revenue: 0.74%
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2040	6,000,000	5,888,838
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,125,152
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	2,025,348
City of Rochester Mayo Clinic	4.00	11-15-2039	4,390,000	4,422,256
City of Rochester Mayo Clinic Series A	5.00	11-15-2036	4,470,000	5,131,099
City of Rochester Mayo Clinic Series C (Bank of America N.A. SPA)ø	2.80	11-15-2064	25,000,000	25,000,000
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,524,342
Minnesota Agricultural & Economic Development Board Fairview Health Services Obligated Group Series B (Bank of America N.A. LOC)ø	3.05	11-15-2065	1,000,000	1,000,000
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,534,396
				72,651,431
Housing revenue: 0.03%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.72	8-15-2038	1,100,000	1,100,000
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.65	11-1-2035	2,290,000	2,290,000
				3,390,000
Miscellaneous revenue: 0.02%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,179
Utilities revenue: 0.04%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,917,942
				83,456,132
Mississippi: 0.22%
Industrial development revenue: 0.13%
Mississippi Business Finance Corp. Waste Pro USA, Inc. Series A AMT144Aøø	4.38	2-1-2048	12,500,000	12,547,934
Miscellaneous revenue: 0.06%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	4,660,000	4,722,874
Mississippi Development Bank Lamar County School District	5.25	6-1-2045	1,075,000	1,158,246
				5,881,120
The accompanying notes are an integral part of these financial statements.
38 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.03%
State of Mississippi ABC Revenues	5.00%	10-1-2049	$3,190,000	$3,320,036
				21,749,090
Missouri: 0.62%
Airport revenue: 0.27%
Kansas City IDA Series B AMT	5.00	3-1-2037	3,000,000	3,096,229
Kansas City IDA Series B AMT (AG Insured)	5.00	3-1-2049	23,075,000	23,261,031
				26,357,260
Education revenue: 0.10%
HEFA of the State of Missouri BSDS, Inc.144A	6.25	6-1-2046	9,675,000	9,735,354
Health revenue: 0.20%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series A	5.00	4-1-2033	17,500,000	19,580,055
Water & sewer revenue: 0.05%
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,726,769
				60,399,438
Montana: 0.06%
Health revenue: 0.06%
Montana Facility Finance Authority Bozeman Deaconess Health Services Obligated Group Series Bøø	5.00	6-1-2056	5,000,000	5,579,799
Nebraska: 0.43%
Health revenue: 0.01%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,139,271
Utilities revenue: 0.42%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,288,327
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	32,355,000	34,586,722
				40,875,049
				42,014,320
Nevada: 1.86%
Airport revenue: 0.36%
County of Clark Department of Aviation Series B AMT	5.00	7-1-2034	9,930,000	11,095,279
County of Clark Department of Aviation Series B AMT	5.00	7-1-2037	22,000,000	24,557,434
				35,652,713
GO revenue: 1.05%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,586,611
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,102,293
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,362,885
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,347,321
Clark County School District Series A (AG Insured)	4.00	6-15-2035	9,585,000	9,638,560
Clark County School District Series A (AG Insured)	4.00	6-15-2036	850,000	864,754
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 39

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Clark County School District Series A (AG Insured)	4.00%	6-15-2037	$900,000	$910,811
Clark County School District Series A (AG Insured)	4.00	6-15-2038	850,000	857,872
Clark County School District Series A (AG Insured)	4.00	6-15-2039	1,000,000	1,006,323
Clark County School District Series A (AG Insured)	5.00	6-15-2032	900,000	970,668
Clark County School District Series A (AG Insured)	5.00	6-15-2033	825,000	887,679
Clark County School District Series A (AG Insured)	5.00	6-15-2034	950,000	1,019,783
Clark County School District Series A (AG Insured)	5.00	6-15-2035	1,000,000	1,070,558
County of Clark Series A	5.00	6-1-2043	9,360,000	9,634,981
County of Clark Series A##	5.00	5-1-2048	50,215,000	51,225,100
County of Clark Series C	4.00	7-1-2032	6,000,000	6,052,329
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,791,468
				102,329,996
Industrial development revenue: 0.01%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,151,461
Tax revenue: 0.44%
City of Las Vegas Series A	5.00	6-1-2044	1,000,000	1,099,389
City of Las Vegas Series A	5.00	6-1-2051	12,000,000	12,619,508
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,566,695
Las Vegas Convention & Visitors Authority Clark County Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	9,140,585
Las Vegas Convention & Visitors Authority Combined Room Tax Revenue Series A	5.00	7-1-2049	14,750,000	15,267,066
				42,693,243
				181,827,413
New Hampshire: 0.60%
Education revenue: 0.17%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,441,119
New Hampshire HEFA Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,204,639
				16,645,758
Health revenue: 0.08%
New Hampshire HEFA Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,034,275
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,720,884
				7,755,159
Housing revenue: 0.11%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	5,710,817	5,803,972
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	4,996,119	4,887,018
				10,690,990
The accompanying notes are an integral part of these financial statements.
40 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.04%
New Hampshire Business Finance Authority LGI Homes Project CAB¤	0.00%	12-15-2041	$10,000,000	$3,794,884
Resource recovery revenue: 0.20%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,666,736
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	3.25	10-1-2033	17,000,000	17,058,403
				19,725,139
				58,611,930
New Jersey: 0.97%
Airport revenue: 0.01%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,351,380
GO revenue: 0.03%
City of Jersey City Series A	5.00	2-15-2031	2,400,000	2,516,660
Health revenue: 0.00%
New Jersey Health Care Facilities Financing Authority AHS Hospital Corp. Series B (Bank of America N.A. LOC)ø	2.69	7-1-2036	100,000	100,000
Housing revenue: 0.28%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	9,510,000	9,911,481
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,432,330
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,274,949
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	8,950,000	8,967,168
				27,585,928
Industrial development revenue: 0.03%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	3,250,000	3,254,504
Miscellaneous revenue: 0.11%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,610,467
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,130,345
				10,740,812
Transportation revenue: 0.51%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,428,844
New Jersey TTFA Series A CAB¤	0.00	12-15-2026	1,150,000	1,134,816
New Jersey TTFA Series A CAB¤	0.00	12-15-2030	8,000,000	6,970,429
New Jersey TTFA Series A CAB¤	0.00	12-15-2031	4,500,000	3,782,277
New Jersey TTFA Series A CAB¤	0.00	12-15-2039	10,000,000	5,917,765
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,171,594
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,185,809
New Jersey TTFA Series AA	5.25	6-15-2050	7,000,000	7,454,067
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,659,107
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,071,182
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 41

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
South Jersey Transportation Authority Series A	5.25%	11-1-2052	$1,500,000	$1,564,478
Tender Option Bond Trust Receipts/Certificates Series XX1405 (Barclays Bank plc LIQ)144Aø	3.05	1-1-2055	5,035,000	5,035,000
				49,375,368
				94,924,652
New Mexico: 0.22%
Industrial development revenue: 0.22%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,162,646
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,709,950
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,593,931
				21,466,527
New York: 10.92%
Airport revenue: 1.93%
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2044	1,000,000	1,081,923
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2045	1,250,000	1,341,035
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2050	5,500,000	5,756,259
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,677,501
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,350,165
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,119,477
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	6,000,000	6,333,348
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,670,666
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,518,972
New York Transportation Development Corp. JFK International Air Terminal LLC AMT (AG Insured)	5.00	12-1-2040	3,000,000	3,184,198
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	677,524
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	862,931
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,059,369
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	729,880
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,654,987
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,870,527
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,864,120
The accompanying notes are an integral part of these financial statements.
42 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50%	12-31-2054	$17,000,000	$17,530,667
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT (AG Insured)	5.25	12-31-2054	5,000,000	5,175,332
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	13,000,000	13,284,586
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	18,369,085
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2044	2,000,000	2,225,406
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2050	2,500,000	2,689,593
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	6,812,434
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2049	9,000,000	9,130,656
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	5,057,726
New York Transportation Development Corp. JFK NTO LLC AMT (BAM Insured)	5.25	6-30-2049	5,000,000	5,164,568
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,251,306
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,435,000	10,435,578
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,067,376
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,931,309
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,057,052
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,204,076
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,684,765
				188,824,397
Education revenue: 0.83%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,412,610
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.75	6-15-2040	1,000,000	1,001,893
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	5.25	6-15-2045	1,000,000	1,014,091
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,100,007
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,452,635
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2040	3,400,000	3,356,984
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2041	3,450,000	3,380,146
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2044	1,025,000	984,202
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series A144A	5.25	6-1-2046	1,440,000	1,449,749
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series B144A	5.00	6-1-2036	14,000,000	14,582,945
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,998,446
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,464,123
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 43

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25%	6-15-2042	$6,085,000	$6,211,247
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,327,368
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,185,105
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	870,160
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	3,000,000	3,003,596
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	341,118
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,367,184
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,817,404
Tender Option Bond Trust Receipts/Certificates Series XM1250 (Royal Bank of Canada LIQ)144Aø	2.67	12-1-2032	4,060,000	4,060,000
				81,381,013
GO revenue: 1.45%
City of Ithaca Series A BAN	4.25	2-12-2027	4,000,000	4,014,371
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,501,838
City of New York Series A-1	5.25	9-1-2043	21,165,000	22,898,598
City of New York Series A3 (Mizuho Bank Limited LOC)ø	3.05	10-1-2040	10,000,000	10,000,000
City of New York Series A-4 (State Street Bank & Trust Co. SPA)ø	2.95	8-1-2044	5,000,000	5,000,000
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,771,402
City of New York Series C	4.00	8-1-2039	3,000,000	2,992,015
City of New York Series C	5.25	3-1-2053	37,500,000	39,445,193
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,515,360
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,081,755
City of New York Series E1	5.25	4-1-2047	10,000,000	10,637,966
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,033,351
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,205,221
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,674,535
City of Yonkers Series C (AG Insured)	5.00	3-15-2036	2,000,000	2,209,460
City of Yonkers Series C (AG Insured)	5.00	3-15-2037	1,100,000	1,209,558
City of Yonkers Series C (AG Insured)	5.00	3-15-2038	1,140,000	1,248,720
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	927,850
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	816,194
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,084,698
				142,268,085
Health revenue: 0.39%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders Trust Co. LOC)ø	2.83	7-1-2048	9,425,000	9,425,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,275,788
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,566,223
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,810,962
The accompanying notes are an integral part of these financial statements.
44 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Mount Sinai Hospital Obligated Group	5.25%	7-1-2050	$6,000,000	$6,088,326
Westchester County Local Development Corp. Health Care Corp. Obligated Group (AG Insured)	5.25	11-1-2034	1,000,000	1,121,708
				38,288,007
Housing revenue: 0.20%
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,522,766
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	5,000	5,266
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (TD Bank N.A. SPA)ø	2.55	10-1-2052	3,600,000	3,600,000
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,225,139
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,674,593
				19,027,764
Industrial development revenue: 0.68%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	946,358
New York State Energy Research & Development Authority Rochester Gas & Electric Corp. Series B	3.80	8-1-2032	5,000,000	5,099,368
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,935,632
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,285,830
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	5,005,000	5,107,019
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,904,014
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	18,500,000	19,046,172
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,415,771
				66,740,164
Miscellaneous revenue: 0.22%
Hudson Yards Infrastructure Corp. Series A (AG Insured)	4.00	2-15-2047	8,000,000	7,365,681
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2031	1,000,000	1,087,436
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,385,471
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	1,745,000	1,817,059
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2035	1,000,000	1,040,237
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	3,000,000	3,075,794
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,650,000	2,581,718
				21,353,396
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 45

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 3.36%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00%	3-15-2041	$3,750,000	$3,990,924
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,326,005
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,934,010
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,269,627
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,910,233
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,427,681
New York City Transitional Finance Authority Future Tax Secured Revenue Series A	5.00	5-1-2045	5,000,000	5,432,559
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,873,471
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,234,316
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,380,899
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.25	5-1-2048	5,175,000	5,595,400
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,443,020
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	7,693,701
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,489,771
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,955,115
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,721,674
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2043	3,000,000	2,942,975
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	5.00	5-1-2050	11,105,000	11,638,756
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,296,171
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,452,933
New York City Transitional Finance Authority Future Tax Secured Revenue Series D	5.00	5-1-2049	3,900,000	4,090,858
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	23,732,048
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	4,041,853
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-3 (JPMorgan Chase Bank N.A. SPA)ø	2.90	2-1-2045	18,130,000	18,130,000
The accompanying notes are an integral part of these financial statements.
46 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00%	2-1-2039	$1,560,000	$1,751,993
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	11-1-2039	12,000,000	13,328,215
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,418,760
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	2-1-2049	7,695,000	8,043,352
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1	5.00	11-1-2037	5,000,000	5,720,698
New York City Transitional Finance Authority Future Tax Secured Revenue Series G-1	5.00	11-1-2038	10,000,000	11,345,598
New York City Transitional Finance Authority Future Tax Secured Revenue Series H	5.00	11-1-2039	4,960,000	5,508,996
New York City Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	11-1-2040	4,000,000	4,479,490
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,799,630
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	7,007,635
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,775,297
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,012,508
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	12,825,167
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,924,057
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,628,445
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2054	5,000,000	5,208,451
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,419,347
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	4,849,259
Tender Option Bond Trust Receipts/Certificates Series XF1942 (Bank of America N.A. LIQ)144Aø	2.70	11-1-2045	3,520,000	3,520,000
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,171,111
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,739,483
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,394,391
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,226,692
				329,102,575
Transportation revenue: 0.77%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,509,370
Metropolitan Transportation Authority Series A-1 (AG Insured)	4.00	11-15-2041	3,740,000	3,708,804
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 47

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series A2	5.00%	11-15-2027	$12,640,000	$12,899,962
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,574,065
Metropolitan Transportation Authority Series C (AG Insured)	5.00	11-15-2041	9,700,000	10,141,908
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,136,485
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,078,428
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2046	10,000,000	10,805,480
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,194,208
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	8,013,368
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,265,911
				75,327,989
Utilities revenue: 0.10%
Long Island Power Authority Series Bøø	3.00	9-1-2055	10,000,000	10,020,543
Water & sewer revenue: 0.99%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.25	6-15-2053	5,000,000	5,318,951
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	3,240,000	3,427,411
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (State Street Bank & Trust Co. SPA)ø	3.05	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.00	6-15-2046	8,000,000	8,096,721
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.25	6-15-2054	7,000,000	7,392,138
New York City Municipal Water Finance Authority Water & Sewer System Series BB-2 (Mizuho Bank Limited SPA)ø	2.90	6-15-2049	5,000,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,563,277
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	11,656,187
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	25,961,177
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,045,493
New York State Environmental Facilities Corp. Water & Sewer System Series B	5.00	6-15-2048	10,035,000	10,281,217
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	1,092,336
				96,834,908
				1,069,168,841
North Carolina: 0.49%
Airport revenue: 0.04%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,600,082
Education revenue: 0.01%
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.
48 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.09%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00%	1-15-2036	$500,000	$523,939
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,577,390
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,507,338
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	2.90	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	935,179
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,501,274
				8,685,120
Housing revenue: 0.03%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,264,186
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	1,002,761
				3,266,947
Miscellaneous revenue: 0.01%
City of Charlotte Series C COP	5.00	6-1-2030	1,000,000	1,001,953
Resource recovery revenue: 0.15%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	2.75	6-1-2038	15,000,000	14,996,863
Transportation revenue: 0.13%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,276,793
North Carolina Turnpike Authority (AG Insured)	5.00	1-1-2049	4,500,000	4,603,500
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	500,090
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	6,000,000	6,156,647
				12,537,030
Water & sewer revenue: 0.03%
City of Mebane Combined Utilities Revenue	4.00	8-1-2049	2,675,000	2,598,521
				47,686,516
North Dakota: 0.20%
Housing revenue: 0.07%
North Dakota Housing Finance Agency Series C (TD Bank N.A. SPA)ø	2.67	1-1-2046	6,490,000	6,490,000
Miscellaneous revenue: 0.09%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,099,022
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 49

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
North Dakota PFA State Revolving Fund Series A	5.00%	10-1-2038	$3,780,000	$3,940,932
				19,529,954
Ohio: 1.68%
Airport revenue: 0.07%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	6,000,000	6,472,663
Education revenue: 0.08%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	625,317
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	660,731
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,385,261
University of Akron Series A	5.00	1-1-2038	3,000,000	3,001,644
				7,672,953
GO revenue: 0.05%
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1208 (Royal Bank of Canada LIQ)144Aø	2.70	12-1-2030	5,200,000	5,200,000
Health revenue: 0.93%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,541,897
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,633,969
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	5,017,437
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,227,580
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	920,747
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,301,667
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,045,268
County of Hamilton Christ Hospital Obligated Group (AG Insured)	5.25	6-1-2043	7,250,000	8,032,638
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,632,926
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,565,961
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,273,263
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,907,973
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group (Barclays Bank plc SPA)ø	3.00	1-1-2043	5,000,000	5,000,000
PFA Class A Series 2026-VRS231 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.73	11-15-2054	8,250,000	8,250,000
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25	8-15-2048	5,000,000	5,348,292
The accompanying notes are an integral part of these financial statements.
50 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	2.93%	1-15-2049	$12,400,000	$12,400,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	2.70	11-15-2041	2,800,000	2,800,000
				90,899,618
Housing revenue: 0.44%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,430,434
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,013,922
RiverSouth Authority Series A	5.75	12-1-2027	1,200,000	1,200,647
State of Ohio Department of Rehabilitation & Correction Series Bø	2.65	10-1-2045	15,000,000	15,000,000
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2026	1,045,000	1,046,785
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2028	1,610,000	1,612,688
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2030	2,250,000	2,253,276
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	12,000,000	12,010,376
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2039	2,500,000	2,500,583
				43,068,711
Miscellaneous revenue: 0.01%
Port of Greater Cincinnati Development Authority144A	5.00	3-1-2041	1,125,000	1,127,842
Tax revenue: 0.05%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,096,081
Transportation revenue: 0.03%
Port of Greater Cincinnati Development Authority 3CDC Master Parking LLC Obligated Group Series A (AG Insured)	5.00	12-1-2050	1,000,000	1,032,969
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,851,773
				2,884,742
Utilities revenue: 0.02%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,017,465
				164,440,075
Oklahoma: 0.68%
Airport revenue: 0.30%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,158,014
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,564,420
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.00	6-1-2043	4,485,000	4,549,682
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	3,770,000	3,819,169
				29,091,285
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00	6-15-2044	1,000,000	1,009,888
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 51

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00%	8-15-2032	$2,365,000	$2,368,701
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.31	8-15-2031	2,660,000	2,660,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	3.10	8-15-2031	1,230,000	1,230,000
				6,258,701
Housing revenue: 0.24%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,005,887
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,148,351
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,488,664
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,568,831
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	4,025,317
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	4,978,504
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	971,159
				23,186,713
Transportation revenue: 0.01%
Oklahoma Turnpike Authority Series B	5.00	1-1-2042	1,000,000	1,116,926
Utilities revenue: 0.06%
Oklahoma Municipal Power Authority Series A (AG Insured)	5.25	1-1-2051	6,000,000	6,486,437
				67,149,950
Oregon: 1.28%
Airport revenue: 0.87%
Port of Portland Series 24B AMT	5.00	7-1-2034	1,905,000	1,920,856
Port of Portland Series 30A AMT##	5.25	7-1-2049	48,000,000	50,487,331
Port of Portland Series 30A AMT	5.25	7-1-2054	31,000,000	32,372,302
				84,780,489
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	1,109,257
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,468,253
				2,577,510
Health revenue: 0.31%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,583,331
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	504,956
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	500,500
The accompanying notes are an integral part of these financial statements.
52 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38%	11-15-2055	$1,000,000	$1,001,054
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,500,892
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AG Insured)	4.00	8-15-2045	13,650,000	12,829,560
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,980,329
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,002,066
				30,902,688
Utilities revenue: 0.07%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,736,521
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,255,854
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	754,516
				6,746,891
				125,007,578
Pennsylvania: 5.53%
Airport revenue: 0.42%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,553,043
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	2,000,000	1,887,690
City of Philadelphia Series B AMT	5.00	7-1-2029	1,000,000	1,020,219
City of Philadelphia Series B AMT	5.00	7-1-2031	750,000	764,350
City of Philadelphia Series B AMT	5.00	7-1-2042	7,860,000	7,947,313
City of Philadelphia Series B AMT	5.00	7-1-2047	9,950,000	9,992,013
City of Philadelphia Series B AMT	5.25	7-1-2041	1,700,000	1,887,615
City of Philadelphia Series B AMT	5.25	7-1-2045	2,000,000	2,165,966
City of Philadelphia Series C AMT	4.00	7-1-2037	1,695,000	1,695,305
City of Philadelphia Series C AMT	4.00	7-1-2038	1,260,000	1,258,957
City of Philadelphia Series C AMT	4.00	7-1-2039	1,830,000	1,815,617
				40,988,088
Education revenue: 0.28%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	1,690,000	1,736,400
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2045	2,500,000	2,470,910
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	951,127
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	2.67	11-15-2039	880,000	880,000
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2032	3,000,000	3,206,767
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2034	3,000,000	3,230,964
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2046	4,885,000	5,013,042
Pennsylvania Higher Educational Facilities Authority Trustees of the University Series A	4.00	8-15-2041	5,000,000	4,949,706
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,525,266
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 53

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA St. Joseph’s University Series C	4.00%	11-1-2038	$1,000,000	$981,198
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,266,161
				27,211,541
GO revenue: 0.51%
City of Philadelphia Series A	5.25	8-1-2044	2,500,000	2,786,126
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2044	1,275,000	1,363,159
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2047	3,600,000	3,747,554
Interboro School District (AG Insured)	5.50	8-15-2063	1,580,000	1,699,967
North Pocono School District Series A (AG Insured)	4.00	9-15-2029	2,170,000	2,223,488
North Pocono School District Series A (AG Insured)	4.00	9-15-2032	1,750,000	1,782,007
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,380,683
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,705,661
School District of Philadelphia Series A	5.00	9-1-2044	4,140,000	4,281,478
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,475,002
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	7,018,298
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,834,421
State College Area School District	5.00	3-15-2040	5,000,000	5,001,334
West Mifflin School District (AG Insured)	5.00	4-1-2027	1,000,000	1,004,780
Williamsport Area School District (AG Insured)	4.00	3-1-2032	1,440,000	1,440,489
Williamsport Area School District (AG Insured)	4.00	3-1-2033	1,490,000	1,490,448
Williamsport Area School District (AG Insured)	4.00	3-1-2034	1,555,000	1,555,375
Williamsport Area School District (AG Insured)	4.00	3-1-2035	1,205,000	1,205,301
				49,995,571
Health revenue: 1.61%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,036,210
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.37	11-15-2047	10,000,000	9,943,335
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2036	2,180,000	2,184,540
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,211,178
Chester County HEFA Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,102,048
County of Lehigh St. Luke’s Hospital Obligated Group Series A	5.00	8-15-2034	2,665,000	2,979,541
County of Lehigh St. Luke’s Hospital Obligated Group Series A	5.00	8-15-2036	8,000,000	9,027,382
County of Lehigh St. Luke’s Hospital Obligated Group Series A	5.00	8-15-2039	1,250,000	1,372,804
County of Lehigh St. Luke’s Hospital Obligated Group Series A	5.00	8-15-2040	1,400,000	1,531,908
Geisinger Authority Kaiser Obligated Group Series A-1	4.00	2-15-2047	22,000,000	19,947,088
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group	5.00	7-1-2033	1,000,000	1,008,217
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2037	4,175,000	4,500,251
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	10,000,000	10,011,627
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,241,479
The accompanying notes are an integral part of these financial statements.
54 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00%	9-1-2035	$2,750,000	$2,773,172
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	990,065
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,308,938
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,141,551
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	6,000,000	6,226,337
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.25	8-15-2053	10,000,000	10,487,898
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,274,969
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,548,780
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,755,552
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,836,972
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,079,344
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,298,950
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,726,922
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	6,185,442
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	3,000,000	2,924,423
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,143,259
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,049,428
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series B-1	5.25	11-1-2039	6,510,000	7,133,252
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series B-1 (AG Insured)	5.00	11-1-2051	3,000,000	3,086,845
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	160,000	159,491
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	994,001
Union County Hospital Authority WellSpan Evangelical Community Hospital Obligated Group Series B	5.00	8-1-2043	4,000,000	4,052,086
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	601,530
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	725,143
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	573,892
				158,175,850
Housing revenue: 0.79%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,863,700
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	600,637
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,388,696
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	6,000,000	6,338,262
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	6.00	6-30-2061	2,500,000	2,661,573
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	3,013,619
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 55

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania Housing Finance Agency Series 142-A	5.00%	10-1-2043	$5,900,000	$6,244,046
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,109,636	2,224,591
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,930,729
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	16,844,633
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2030	3,800,000	3,837,396
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2031	5,000,000	5,047,743
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1700 (Royal Bank of Canada LIQ)144Aø	2.70	4-1-2045	6,760,000	6,760,000
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,086,233
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,130,217
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,174,421
				77,146,496
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	755,000	792,486
Resource recovery revenue: 0.40%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	10,000,000	11,070,894
Pennsylvania EDFA Noble Environmental, Inc. AMT144Aøø	5.45	3-1-2056	6,000,000	6,214,770
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.00	6-1-2044	10,000,000	10,000,000
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	2.95	4-1-2034	6,750,000	6,749,053
Pennsylvania EDFA Waste Management, Inc. AMTøø	2.85	6-1-2049	5,000,000	4,999,667
				39,034,384
Tax revenue: 0.18%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	801,403
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,098,273
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,200,236
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,292,815
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,185,221
				17,577,948
Tobacco revenue: 0.36%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	35,405,000	34,979,329
Transportation revenue: 0.76%
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	4.13	1-1-2044	1,140,000	1,135,116
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2032	2,110,000	2,320,578
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2033	2,455,000	2,683,104
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2039	1,500,000	1,605,824
The accompanying notes are an integral part of these financial statements.
56 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series 1st	5.00%	12-1-2040	$1,000,000	$1,091,728
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,270,239
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,170,296
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,254,870
Pennsylvania Turnpike Commission Series A (AG Insured)	4.00	12-1-2049	8,095,000	7,486,446
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,773,293
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,873,320
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,679,460
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,480,889
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,089,717
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,288,188
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,101,585
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,344,558
				74,649,211
Utilities revenue: 0.05%
Philadelphia Gas Works Co. Series A (AG Insured)	4.00	8-1-2045	5,000,000	4,890,905
Water & sewer revenue: 0.16%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,012,114
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,364,839
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	5,203,673
				15,580,626
				541,022,435
Rhode Island: 0.28%
Airport revenue: 0.02%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,179,780
Education revenue: 0.02%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,920,023
Housing revenue: 0.01%
Providence Public Building Authority Capital Improvement Projects Series A (AG Insured)	5.25	9-15-2044	1,000,000	1,078,950
Miscellaneous revenue: 0.07%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,194,123
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,554,663
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,287,919
				7,036,705
Tax revenue: 0.16%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,645,692
Rhode Island Turnpike & Bridge Authority Series A (AG Insured)%%	5.00	10-1-2036	1,000,000	1,144,332
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 57

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Rhode Island Turnpike & Bridge Authority Series A (AG Insured)%%	5.00%	10-1-2037	$1,000,000	$1,132,725
Rhode Island Turnpike & Bridge Authority Series A (AG Insured)%%	5.00	10-1-2038	1,140,000	1,281,981
Rhode Island Turnpike & Bridge Authority Series A (AG Insured)%%	5.00	10-1-2039	1,025,000	1,144,440
				15,349,170
				27,564,628
South Carolina: 1.39%
Education revenue: 0.34%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	16,000,000	15,835,435
Tender Option Bond Trust Receipts/Certificates Series 2025- XF3492 (Morgan Stanley Bank LIQ)144Aø	2.72	5-1-2055	8,800,000	8,800,000
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,228,320
				32,863,755
Health revenue: 0.18%
Medical University Hospital Authority Nexton Project (FHA Insured)	5.25	5-15-2033	900,000	1,011,278
Medical University Hospital Authority Nexton Project (FHA Insured)	5.25	11-15-2035	1,185,000	1,316,707
Medical University Hospital Authority Nexton Project (FHA Insured)	5.25	11-15-2037	900,000	991,670
Medical University Hospital Authority Nexton Project (FHA Insured)	5.25	11-15-2039	1,240,000	1,358,060
Medical University Hospital Authority Nexton Project (FHA Insured)	5.25	5-15-2040	1,000,000	1,093,807
Medical University Hospital Authority Nexton Project (FHA Insured)	5.25	5-15-2042	1,200,000	1,300,456
Medical University Hospital Authority Nexton Project (FHA Insured)	5.50	11-15-2050	3,585,000	3,810,620
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,555,270
				17,437,868
Utilities revenue: 0.87%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,145,970
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,758,181
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,493,732
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2049	17,500,000	18,391,263
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2054	18,000,000	18,734,520
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	33,887,147
				85,410,813
				135,712,436
South Dakota: 0.45%
GO revenue: 0.07%
County of Lincoln COP	5.00	12-1-2048	6,000,000	6,257,291
Health revenue: 0.22%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,048,800
South Dakota HEFA Avera Health Obligated Group Series A	5.25	7-1-2054	10,000,000	10,537,185
South Dakota HEFA Sanford Obligated Group Series B	5.00	11-1-2040	1,200,000	1,326,146
				21,912,131
The accompanying notes are an integral part of these financial statements.
58 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.16%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00%	4-1-2032	$1,010,000	$1,030,977
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,274,766
South Dakota Housing Development Authority Series G (GNMA / FNMA / FHLMC Insured) (Bank of America N.A. SPA)ø	3.05	11-1-2050	13,200,000	13,200,000
				15,505,743
				43,675,165
Tennessee: 2.41%
Airport revenue: 0.27%
Metropolitan Knoxville Airport Authority Series A	5.25	6-1-2049	4,250,000	4,482,637
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,395,985
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,231,171
				26,109,793
Health revenue: 1.15%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	8,500,000	8,956,710
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	4,000,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,763,252
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series B	5.00	7-1-2034	4,940,000	5,530,017
PFA Series 202 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.73	9-1-2036	10,000,000	10,000,000
Rutherford County Health & Educational Facilities Board Ascension Health Credit Group Series B-1øø	5.00	11-15-2048	4,000,000	4,310,710
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series A	5.00	9-1-2032	10,000,000	10,959,994
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2033	5,300,000	5,857,398
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2035	2,950,000	3,299,446
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2036	2,730,000	3,063,400
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2042	11,485,000	12,458,658
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2043	5,170,000	5,586,417
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2044	3,000,000	3,219,438
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.25	9-1-2038	9,430,000	10,665,165
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 59

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.25%	9-1-2041	$4,000,000	$4,455,006
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	16,000,000	17,699,841
				112,825,452
Miscellaneous revenue: 0.19%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AG Insured)	5.25	7-1-2048	4,000,000	4,280,398
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2041	2,015,000	2,183,248
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2043	2,515,000	2,703,566
Public Building Authority of Sevier County Electric Revenue Series V-G-1 (Truist Bank LOC)ø	2.90	6-1-2052	10,000,000	10,000,000
				19,167,212
Utilities revenue: 0.80%
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,414,310
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,657,061
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,383,265
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	20,000,000	21,147,504
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,790,307
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	605,000	606,974
				77,999,421
				236,101,878
Texas: 12.12%
Airport revenue: 0.75%
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,183,758
City of Austin Airport System Revenue Series B AMT	5.25	11-15-2051	17,635,000	18,412,806
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,851,323
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.50	7-15-2036	10,000,000	10,850,966
Dallas Fort Worth International Airport Series A-1 AMT	5.25	11-1-2043	5,000,000	5,428,993
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	19,000,000	20,228,332
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,255,872
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,533,126
				73,745,176
Education revenue: 0.43%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88	6-15-2059	1,000,000	914,212
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,107,060
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.13	6-15-2040	2,735,000	2,812,448
The accompanying notes are an integral part of these financial statements.
60 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Great Hearts America - Texas Series Aøø	4.75%	8-15-2061	$5,000,000	$5,017,375
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	503,197
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,635,076
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,356,147
Clifton Higher Education Finance Corp. International Leadership of Texas Inc Series Bøø	4.00	2-15-2055	8,000,000	8,274,349
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.25	2-15-2045	4,225,000	4,533,636
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	2,640,000	2,709,985
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,990,107
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,497,358
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	665,511
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	765,655
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,019,926
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	917,427
University of Houston Series A	5.00	2-15-2047	3,000,000	3,126,822
				41,846,291
GO revenue: 3.70%
Alamo Community College District	5.00	8-15-2040	2,500,000	2,746,726
Alamo Community College District	5.00	8-15-2046	6,150,000	6,571,581
Bexar County Hospital District	5.00	2-15-2034	1,595,000	1,806,988
Bexar County Hospital District	5.00	2-15-2035	1,790,000	2,044,228
Burleson Independent School District Series A	4.00	8-1-2040	8,000,000	7,788,473
City of Aubrey Series A (AG Insured)	4.00	2-15-2049	3,000,000	2,779,308
City of Bastrop	4.00	8-1-2045	5,715,000	5,510,409
City of DeSoto	4.00	2-15-2041	2,340,000	2,348,304
City of El Paso	4.00	8-15-2031	6,500,000	6,508,674
City of Georgetown	4.00	8-15-2043	2,140,000	2,132,051
City of Houston Series A	4.00	3-1-2034	1,000,000	1,003,515
City of Houston Series A	5.25	3-1-2049	20,000,000	21,411,006
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,776,175
City of Palestine (AG Insured)	4.00	2-15-2051	4,000,000	3,605,622
City of Port Isabel144A	5.10	2-15-2049	850,000	838,245
City of San Antonio	5.00	2-1-2039	2,355,000	2,635,345
City of San Antonio	5.00	2-1-2045	3,095,000	3,366,690
City of Sugar Land	5.00	2-15-2030	1,250,000	1,267,640
City of Waco Series A	5.25	2-1-2054	6,000,000	6,342,770
Conroe Independent School District	4.00	2-15-2037	2,950,000	2,965,631
County of Dallas	5.00	8-15-2042	4,275,000	4,599,970
County of Montgomery Series B	4.00	3-1-2043	6,000,000	5,938,730
County of Travis Series A	5.00	3-1-2036	12,470,000	13,050,371
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 61

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Travis Series A	5.00%	3-1-2039	$6,250,000	$6,494,798
Denton Independent School District	5.00	8-15-2053	8,000,000	8,313,782
Denton Independent School District Series B1øø	4.00	8-15-2055	5,000,000	5,109,693
El Paso County Hospital District (AG Insured)	5.00	8-15-2042	4,615,000	4,979,666
El Paso County Hospital District (AG Insured)	5.00	8-15-2043	3,500,000	3,759,767
Fort Bend Independent School District Series Bøø	3.13	8-1-2056	4,500,000	4,520,819
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,028,684
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,555,224
Harris County Hospital District	5.00	2-15-2037	3,350,000	3,815,651
Harris County Hospital District	5.00	2-15-2039	12,640,000	14,215,781
Harris County Hospital District	5.00	2-15-2041	8,830,000	9,782,578
Harris County Hospital District	5.00	2-15-2042	10,000,000	11,025,055
Hays Consolidated Independent School District	5.25	2-15-2042	1,500,000	1,674,617
Hays Consolidated Independent School District	5.25	2-15-2043	2,000,000	2,227,795
Montgomery County Municipal Utility District No. 108 (AG Insured)	4.00	9-1-2050	4,260,000	3,870,677
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,776,392
Northside Independent School Districtøø	3.55	6-1-2050	4,500,000	4,558,346
Northwest Independent School District	4.00	2-15-2043	49,225,000	48,642,978
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,498,131
Salado Independent School District	5.00	2-15-2049	1,605,000	1,627,208
San Antonio Independent School District	5.00	8-15-2048	10,140,000	10,143,454
Socorro Independent School District	4.00	8-15-2040	5,000,000	5,016,606
Splendora Independent School District	5.00	2-15-2054	8,820,000	9,116,341
Spring Independent School District	5.25	8-15-2045	6,315,000	6,991,281
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	2.71	8-1-2053	5,285,000	5,285,000
Tender Option Bond Trust Receipts/Certificates Series 2026- XG0645 (Royal Bank of Canada LIQ)144Aø	2.70	3-1-2034	4,600,000	4,600,000
Texas Transportation Commission	5.00	4-1-2036	8,795,000	10,206,161
Texas Transportation Commission	5.00	4-1-2039	7,000,000	7,944,094
Texas Transportation Commission	5.00	4-1-2040	6,000,000	6,771,469
Texas Transportation Commission	5.00	4-1-2042	6,000,000	6,712,705
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,239
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,534
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,520,454
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,585,359
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,381,031
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,344,017
				362,154,839
Health revenue: 2.14%
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series A	5.00	12-1-2036	10,000,000	11,420,414
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series A%%	5.00	7-1-2036	34,000,000	38,738,427
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series A%%	5.00	7-1-2039	6,500,000	7,269,851
The accompanying notes are an integral part of these financial statements.
62 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Harris County Cultural Education Facilities Finance Corp. Series B (JPMorgan Chase Bank N.A. SPA)ø%%	3.00%	7-1-2056	$12,500,000	$12,500,000
Harris County Cultural Education Facilities Finance Corp. Series Cø%%	1.85	7-1-2056	9,000,000	9,000,000
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,003,691
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	3,012,289
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,304,529
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,022,326
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	3,015,008
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,155,062
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2036	1,520,000	1,657,820
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,058,699
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.25	8-15-2045	10,000,000	10,908,494
Tarrant County Cultural Education Facilities Finance Corp. Ascension Health Credit Group Series C-1øø	5.00	11-15-2051	4,000,000	4,401,764
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series C (Royal Bank of Canada SPA)ø	2.70	11-15-2063	28,000,000	28,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series C (TD Bank N.A. LOC)øø	2.65	11-15-2050	7,090,000	7,090,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,511,180
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series E	5.00	11-15-2044	7,500,000	8,157,474
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Føø	5.00	11-15-2055	3,000,000	3,214,150
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,734,939
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,430,734
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	1,000,000	1,011,877
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group	5.00	10-1-2042	3,250,000	3,573,171
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group	5.00	10-1-2043	3,000,000	3,283,548
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 63

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group	5.00%	10-1-2044	$4,500,000	$4,884,669
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.00	10-1-2041	20,500,000	20,500,000
				209,860,116
Housing revenue: 0.31%
Jefferson County Housing Finance Corp. Beaumont Timbers Edge I LPøø	3.00	5-1-2031	2,000,000	2,006,860
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.90	3-1-2038	1,120,000	1,120,000
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-2	4.63	10-1-2030	2,775,000	2,746,547
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,074,090
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,087,995
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,206,400
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,098,723
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,034,358
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,004,342
Trinity River Public Facility Corp. FW Hughes House II LP Series A%%	5.00	6-1-2044	6,500,000	6,771,767
				30,151,082
Industrial development revenue: 0.80%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2030	4,700,000	4,949,477
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2031	3,500,000	3,716,084
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2033	3,000,000	3,222,703
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2034	15,000,000	16,039,294
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	4,000,000	4,327,220
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,538,504
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,218,360
Mission Economic Development Corp. Graphic Packaging International LLC AMTøø	5.00	12-1-2064	13,500,000	13,999,761
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	9,100,000	8,892,040
The accompanying notes are an integral part of these financial statements.
64 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13%	1-1-2044	$14,675,000	$14,417,235
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	933,954
				78,254,632
Miscellaneous revenue: 0.61%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2048	20,000,000	20,607,936
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.00	10-1-2040	1,000,000	1,079,667
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.25	10-1-2044	2,000,000	2,164,846
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,461,312
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,334,653
Lower Colorado River Authority Transmission Services Corp. Series A	5.50	5-15-2047	1,990,000	2,130,163
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	5,000,000	5,012,317
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0614 (Morgan Stanley Bank LIQ)144Aø	2.77	5-15-2053	7,500,000	7,500,000
				59,290,894
Resource recovery revenue: 0.27%
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	2.85	5-1-2046	5,000,000	4,999,666
Mission Economic Development Corp. Waste Management, Inc. Series A AMTøø	2.85	6-1-2055	6,000,000	5,999,600
Mission Economic Development Corp. Waste Management, Inc. Series B AMTøø	2.85	7-1-2040	7,750,000	7,749,483
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Eø	2.93	11-1-2040	8,000,000	8,000,000
				26,748,749
Tax revenue: 0.16%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	6,825,000	6,834,322
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,127,283
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,430,815
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	5,811,071
				15,203,491
Transportation revenue: 0.81%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,108,055
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,496,120
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 65

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Central Texas Regional Mobility Authority Series B	4.00%	1-1-2041	$800,000	$802,184
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,657,002
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,410,836
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	2,904,675
Grand Parkway Transportation Corp. Series B CCAB	4.95	10-1-2029	1,015,000	1,063,763
Grand Parkway Transportation Corp. Series B CCAB	5.05	10-1-2030	2,000,000	2,103,701
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,509,317
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,843,900
Tender Option Bond Trust Receipts/Certificates Series XF3487 (Morgan Stanley Bank LIQ)144Aø	2.74	10-1-2055	6,400,000	6,400,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	2,987,975
Texas Transportation Finance Corp. Series A	5.25	10-1-2050	41,000,000	44,126,180
				79,413,708
Utilities revenue: 0.60%
City of Greenville Electric System Revenue (BAM Insured)	5.00	2-15-2034	1,595,000	1,785,216
City of Greenville Electric System Revenue (BAM Insured)	5.00	2-15-2038	1,600,000	1,759,430
City of San Antonio Electric & Gas Systems Revenue Series Aøø	2.90	2-1-2055	3,450,000	3,428,499
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,328,909
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2049	6,455,000	6,901,429
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2054	15,000,000	15,863,466
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	10,000,000	10,911,519
Lower Colorado River Authority Transmission Services Corp. Series A (BAM Insured)	5.25	5-15-2043	7,000,000	7,830,691
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,317,825
				59,126,984
Water & sewer revenue: 1.54%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,130,989
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,037,482
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,027,151
City of Corpus Christi Utility System Revenue (AG Insured)	5.00	7-15-2038	2,005,000	2,207,913
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,817,178
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	12,716,130
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,675,946
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	8,199,546
RBC Municipal Products, Inc. Trust Series 2026-G-129 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.70	3-1-2030	2,415,000	2,415,000
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,171,758
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3259 (Bank of America N.A. LIQ)144Aø	3.08	10-15-2051	7,175,000	7,175,000
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,541,728
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,031,706
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,771,815
The accompanying notes are an integral part of these financial statements.
66 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00%	10-15-2038	$6,500,000	$6,585,529
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,840,952
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	42,918,863
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2043	2,625,000	2,622,430
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,363,890
				150,251,006
				1,186,046,968
Utah: 0.92%
Airport revenue: 0.51%
Salt Lake City Series A AMT	5.00	7-1-2034	5,910,000	6,347,683
Salt Lake City Series A AMT	5.00	7-1-2035	5,000,000	5,352,531
Salt Lake City Series A AMT	5.00	7-1-2036	2,500,000	2,572,834
Salt Lake City Series A AMT	5.00	7-1-2043	2,500,000	2,548,225
Salt Lake City Series A AMT	5.00	7-1-2048	9,640,000	9,698,312
Salt Lake City Series A AMT	5.25	7-1-2048	13,500,000	13,987,437
Salt Lake City Series A AMT (BAM Insured)	4.00	7-1-2039	4,600,000	4,586,837
Salt Lake City Series B	5.00	7-1-2043	1,500,000	1,537,058
Salt Lake City Series B	5.00	7-1-2048	3,500,000	3,551,189
				50,182,106
GO revenue: 0.10%
Resort Core Public Infrastructure District No. 1 Series A-1	5.00	3-1-2041	3,500,000	3,568,743
Resort Core Public Infrastructure District No. 1 Series A-2 CAB¤	0.00	3-1-2046	8,000,000	6,336,164
				9,904,907
Health revenue: 0.10%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,116,340
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,894,090
				10,010,430
Housing revenue: 0.01%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,120,000	1,118,432
Miscellaneous revenue: 0.04%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,385,000	1,197,021
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	2,000,000	2,111,590
				3,308,611
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 67

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.03%
Downtown Revitalization Public Infrastructure District Salt Lake City Revitalization Sales Tax Revenue Series C144A	5.00%	7-15-2035	$1,625,000	$1,629,290
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,110,526
				2,739,816
Water & sewer revenue: 0.13%
Timpanogos Special Service District	5.00	6-1-2054	12,000,000	12,499,851
				89,764,153
Virginia: 1.07%
Health revenue: 0.76%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	2.65	10-1-2048	495,000	495,000
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	41,956,244
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,810,485
Lynchburg EDA Centra Health Obligated Group Series A	5.00	1-1-2043	3,600,000	3,875,113
Lynchburg EDA Centra Health Obligated Group Series A	5.25	1-1-2045	3,000,000	3,270,560
Lynchburg EDA Centra Health Obligated Group Series A	5.25	1-1-2046	2,125,000	2,293,634
Lynchburg EDA Centra Health Obligated Group Series A	5.25	1-1-2047	2,000,000	2,141,180
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,473,169
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,011,524
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,302,052
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	2.90	7-1-2042	3,500,000	3,500,000
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	2.90	1-1-2054	3,200,000	3,200,000
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	2.90	1-1-2054	1,000,000	1,000,000
				74,328,961
Housing revenue: 0.11%
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6039 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	8-31-2027	7,560,000	7,560,000
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,958,192
				10,518,192
Tax revenue: 0.01%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	397,000	134,980
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	445,400
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				584,940
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,773,387
The accompanying notes are an integral part of these financial statements.
68 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00%	7-1-2029	$1,450,000	$1,469,424
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,195,347
				6,438,158
Utilities revenue: 0.13%
Wise County IDA Virginia Electric & Power Co. Series Aøø	3.13	10-1-2040	13,250,000	13,298,028
				105,168,279
Washington: 3.24%
Airport revenue: 0.91%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,369,666
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	2,979,307
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	16,829,413
Port of Seattle Series B AMT	5.25	7-1-2049	24,000,000	25,161,276
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,090,465
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	8,104,890
Port of Seattle Series C AMT	5.25	5-1-2042	12,000,000	12,139,796
Washington EDFA AMTøø	5.88	12-1-2045	3,250,000	3,323,488
				88,998,301
Education revenue: 0.08%
University of Washington	5.00	4-1-2048	5,000,000	5,032,214
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	954,996
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	809,457
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	357,042
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	318,753
				7,472,462
GO revenue: 1.01%
City of Seattle	4.00	12-1-2040	2,500,000	2,499,096
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,534,518
County of Grant	5.25	12-1-2047	3,500,000	3,700,119
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,133,659
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,010,488
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,480,462
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,118,163
King County School District No. 414 Lake Washington	4.00	12-1-2033	2,630,000	2,810,174
King County School District No. 414 Lake Washington	4.00	12-1-2034	4,325,000	4,631,559
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,040,854
Port of Seattle Series B AMT	5.00	6-1-2047	9,825,000	10,205,552
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,028,331
State of Washington Series B	5.00	8-1-2037	6,400,000	6,411,880
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,502,810
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,506,556
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,504,683
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 69

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Washington Series C	5.00%	2-1-2044	$16,000,000	$17,059,875
State of Washington Series F	5.00	6-1-2038	6,500,000	7,036,627
				99,215,406
Health revenue: 0.75%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	3,645,000	3,692,943
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,722,005
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2045	2,500,000	2,625,842
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,108,367
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,836,349
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,315,287
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,049,181
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,953,056
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,286,702
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series B	5.00	10-1-2035	33,000,000	37,063,330
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	6,003,111
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,064,246
				73,720,419
Housing revenue: 0.22%
Fircrest Properties Washington Department of Social & Health Services	5.50	6-1-2049	6,000,000	6,474,699
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,649,009
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,807,317
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2039	5,000,000	5,158,033
				21,089,058
Miscellaneous revenue: 0.08%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,318,847
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,826,099
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,545,462
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,620,367
				8,310,775
Utilities revenue: 0.14%
City of Seattle Municipal Light & Power Revenue Series A	4.00	7-1-2043	8,210,000	8,218,419
The accompanying notes are an integral part of these financial statements.
70 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Seattle Municipal Light & Power Revenue Series A	4.00%	1-1-2047	$3,360,000	$3,228,696
City of Seattle Municipal Light & Power Revenue Series C	4.00	10-1-2037	2,300,000	2,297,072
				13,744,187
Water & sewer revenue: 0.05%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,751,562
				317,302,170
West Virginia: 0.18%
Health revenue: 0.05%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	5,038,828
Housing revenue: 0.06%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	6,049,640
Tax revenue: 0.07%
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.50	6-1-2054	2,250,000	2,406,212
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,450,000	1,380,483
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,525,252
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	682,261
				6,994,208
				18,082,676
Wisconsin: 3.92%
Education revenue: 0.58%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,060,000	2,062,294
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,437
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,790
PFA Explore Academy Series A144A	6.00	4-1-2036	4,255,000	4,204,021
PFA Explore Academy Series A144A	6.50	4-1-2041	4,675,000	4,643,327
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,352,658
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,634,566
PFA Triad Math & Science Academy Co.144A	5.00	6-15-2036	9,000,000	9,197,670
PFA Union Day School, Inc.144A	5.50	6-15-2036	7,000,000	7,029,475
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,307,961
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	7,775,565
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,688,099
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,482,553
				56,895,416
GO revenue: 0.18%
Beaver Dam Unified School District (BAM Insured)	4.00	4-1-2043	5,500,000	5,473,762
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	3,000,000	3,265,973
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2032	4,160,000	4,577,016
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 71

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Verona Area School District	4.00%	4-1-2027	$3,385,000	$3,388,922
Verona Area School District	4.00	4-1-2028	1,380,000	1,381,634
				18,087,307
Health revenue: 0.98%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.77	2-15-2054	3,000,000	3,000,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	11,650,000	12,992,397
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 2øø%%	5.00	8-15-2047	10,000,000	11,249,986
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	1,510,000	1,389,234
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,925,777
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,046,992
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,845,331
Wisconsin HEFA Aspirus, Inc. Obligated Group	5.00	8-15-2052	9,000,000	9,002,147
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,417,981
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,151,984
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,796,155
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,132,546
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,485,389
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	5,896,619
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	5.00	4-1-2048	6,405,000	6,445,788
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series Cø	2.68	4-1-2055	2,400,000	2,400,000
Wisconsin HEFA Sanford Obligated Group Series A (BAM Insured)	5.25	2-15-2054	2,500,000	2,607,482
				95,785,808
Housing revenue: 1.59%
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2026	1,360,000	1,360,000
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2027	1,675,000	1,704,131
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2028	2,025,000	2,100,199
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2029	2,190,000	2,270,758
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2030	2,300,000	2,380,510
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2031	1,415,000	1,462,746
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2048	16,775,000	16,917,725
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2053	5,000,000	5,037,582
PFA Maniilaq Association Obligated Group	5.00	12-1-2033	1,680,000	1,804,897
PFA Maniilaq Association Obligated Group	5.00	12-1-2034	1,715,000	1,847,518
PFA Maniilaq Association Obligated Group	5.00	12-1-2035	2,770,000	2,988,384
PFA Maniilaq Association Obligated Group	5.00	12-1-2037	3,055,000	3,259,125
PFA Maniilaq Association Obligated Group	5.00	12-1-2040	3,500,000	3,669,618
PFA Maniilaq Association Obligated Group	5.25	12-1-2041	1,460,000	1,552,415
PFA Maniilaq Association Obligated Group	5.25	12-1-2045	1,000,000	1,035,604
PFA Maniilaq Association Obligated Group	5.25	12-1-2048	5,975,000	6,045,499
PFA Maniilaq Association Obligated Group Series B	5.00	12-1-2034	5,000,000	5,386,350
The accompanying notes are an integral part of these financial statements.
72 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA Maniilaq Association Obligated Group Series B	5.00%	12-1-2035	$7,545,000	$8,139,840
PFA Maniilaq Association Obligated Group Series B	5.25	12-1-2037	8,320,000	9,043,432
PFA Maniilaq Association Obligated Group Series B	5.25	12-1-2038	8,755,000	9,455,661
PFA Maniilaq Association Obligated Group Series B	5.50	12-1-2041	10,230,000	11,123,524
PFA Maniilaq Association Obligated Group Series B	5.50	12-1-2042	10,795,000	11,676,601
PFA Maniilaq Association Obligated Group Series B	5.50	12-1-2043	11,390,000	12,275,477
PFA Maniilaq Association Obligated Group Series B	5.50	12-1-2044	12,015,000	12,841,723
PFA Maniilaq Association Obligated Group Series B	5.75	12-1-2048	6,000,000	6,349,947
PFA Class A-1 Series 1	5.40	6-20-2044	10,000,000	10,723,217
PFA Series 2026-1øø	4.48	12-5-2040	3,000,000	2,970,105
				155,422,588
Industrial development revenue: 0.07%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,582,901
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,186,470
				6,769,371
Miscellaneous revenue: 0.23%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.75	6-1-2036	5,300,000	5,300,000
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2037	1,600,000	1,007,714
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2038	1,600,000	957,064
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2040	2,860,000	1,548,790
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	14,715,000	6,127,192
Wisconsin HEFA144A	6.50	11-1-2036	4,000,000	4,099,391
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,000,000
				22,040,151
Tax revenue: 0.29%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	20,744,657
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	7,020,246
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	660,921
				28,425,824
				383,426,465
Total municipal obligations (Cost $9,860,992,935)				9,814,521,121

Yield
Short-term investments: 0.30%
Commercial paper: 0.24%
New York State Dormitory Authority	2.65	8-4-2026	24,250,000	24,249,818
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 73

Portfolio of investments—June 30, 2026

		Yield	Shares	Value
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞##		3.57%	5,652,148	$5,652,148
Total short-term investments (Cost $29,902,148)				29,901,966
Total investments in securities (Cost $9,904,895,083)	100.71%			9,858,423,087
Other assets and liabilities, net	(0.71)			(69,779,401)
Total net assets	100.00%			$9,788,643,686

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
74 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,140,968	$1,373,945,783	$(1,376,434,603)	$0	$0	$5,652,148	5,652,148	$701,475
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 75

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $9,899,242,935)	$9,852,770,939
Investments in affiliated securities, at value (cost $5,652,148)	5,652,148
Cash	3,722,068
Receivable for interest	105,794,540
Receivable for investments sold	16,511,811
Receivable for Fund shares sold	4,081,646
Prepaid expenses and other assets	249,161
Total assets	9,988,782,313
Liabilities
Payable for investments purchased	177,822,007
Payable for Fund shares redeemed	12,975,080
Dividends payable	5,773,965
Management fee payable	2,468,402
Administration fees payable	610,923
Shareholder servicing fees payable	406,742
Distribution fee payable	6,190
Accrued expenses and other liabilities	75,318
Total liabilities	200,138,627
Total net assets	$9,788,643,686
Net assets consist of
Paid-in capital	$9,985,719,558
Total distributable loss	(197,075,872)
Total net assets	$9,788,643,686
Computation of net asset value and offering price per share
Net assets–Class A	$617,997,888
Shares outstanding–Class A1	63,305,021
Net asset value per share–Class A	$9.76
Maximum offering price per share – Class A2	$10.22
Net assets–Class C	$9,887,597
Shares outstanding–Class C1	1,013,240
Net asset value per share–Class C	$9.76
Net assets–Class R6	$2,145,689,404
Shares outstanding–Class R6[1]	219,778,967
Net asset value per share–Class R6	$9.76
Net assets–Administrator Class	$1,360,773,417
Shares outstanding–Administrator Class[1]	139,354,065
Net asset value per share–Administrator Class	$9.76
Net assets–Institutional Class	$5,654,295,380
Shares outstanding–Institutional Class[1]	579,268,488
Net asset value per share–Institutional Class	$9.76
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
76 | Allspring Municipal Bond Fund

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$328,639,988
Dividends	997,850
Income from affiliated securities	701,475
Total investment income	330,339,313
Expenses
Management fee	27,698,464
Administration fees
Class A	957,688
Class C	18,489
Class R6	533,749
Administrator Class	1,308,823
Institutional Class	3,856,835
Shareholder servicing fees
Class A	1,592,948
Class C	30,719
Administrator Class	3,271,547
Distribution fee
Class C	92,126
Custody and accounting fees	311,341
Professional fees	114,842
Registration fees	386,680
Shareholder report expenses	135,224
Trustees’ fees and expenses	82,835
Other fees and expenses	151,119
Total expenses	40,543,429
Less: Fee waivers and/or expense reimbursements
Class A	(138,988)
Administrator Class	(1,143,481)
Net expenses	39,260,960
Net investment income	291,078,353
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(4,962,453)
Net change in unrealized gains (losses) on investments	247,191,306
Net realized and unrealized gains (losses) on investments	242,228,853
Net increase in net assets resulting from operations	$533,307,206
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 77

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$291,078,353		$262,400,436
Net realized losses on investments		(4,962,453)		(38,020,688)
Net change in unrealized gains (losses) on investments		247,191,306		(187,847,836)
Net increase in net assets resulting from operations		533,307,206		36,531,912
Distributions to shareholders from
Net investment income and net realized gains
Class A		(19,994,110)		(22,170,821)
Class C		(290,432)		(421,021)
Class R6		(62,124,407)		(50,697,810)
Administrator Class		(42,537,950)		(39,125,934)
Institutional Class		(165,666,599)		(150,485,529)
Total distributions to shareholders		(290,613,498)		(262,901,115)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,177,118	59,748,607	4,578,152	44,360,388
Class C	153,895	1,488,203	231,192	2,242,440
Class R6	97,947,079	948,408,876	98,385,097	947,426,317
Administrator Class	10,820,007	104,559,754	19,637,589	187,389,496
Institutional Class	204,641,251	1,973,869,387	226,529,946	2,211,671,535
		3,088,074,827		3,393,090,176
Reinvestment of distributions
Class A	1,823,723	17,644,656	2,006,428	19,476,087
Class C	27,999	270,497	40,026	388,612
Class R6	2,705,971	26,221,289	1,391,586	13,486,881
Administrator Class	4,385,671	42,448,213	4,019,446	39,008,741
Institutional Class	14,295,259	138,372,256	12,888,818	125,024,972
		224,956,911		197,385,293
Payment for shares redeemed
Class A	(14,734,023)	(142,349,144)	(13,509,391)	(130,918,540)
Class C	(807,358)	(7,812,011)	(671,889)	(6,520,231)
Class R6	(38,912,744)	(374,940,940)	(76,897,875)	(735,695,041)
Administrator Class	(10,506,762)	(101,276,384)	(16,756,438)	(162,822,377)
Institutional Class	(108,302,988)	(1,046,780,687)	(129,622,419)	(1,251,209,769)
		(1,673,159,166)		(2,287,165,958)
Net increase in net assets resulting from capital share transactions		1,639,872,572		1,303,309,511
Total increase in net assets		1,882,566,280		1,076,940,308
Net assets
Beginning of period		7,906,077,406		6,829,137,098
End of period		$9,788,643,686		$7,906,077,406
The accompanying notes are an integral part of these financial statements.
78 | Allspring Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.49	$9.75	$9.71	$9.70	$10.83
Net investment income	0.30 [1]	0.30 [1]	0.28 [1]	0.26	0.23
Net realized and unrealized gains (losses) on investments	0.27	(0.26)	0.05	0.01	(1.13)
Total from investment operations	0.57	0.04	0.33	0.27	(0.90)
Distributions to shareholders from
Net investment income	(0.30)	(0.30)	(0.29)	(0.26)	(0.23)
Net asset value, end of period	$9.76	$9.49	$9.75	$9.71	$9.70
Total return[2]	6.11%	0.41%	3.48%	2.85%	(8.47)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.75%	0.77%	0.77%
Net expenses	0.72%	0.73%	0.75%	0.75%	0.74%
Net investment income	3.14%	3.10%	2.97%	2.72%	2.16%
Supplemental data
Portfolio turnover rate	11%	16%	15%	8%	18%
Net assets, end of period (000s omitted)	$617,998	$664,741	$750,036	$819,019	$902,671

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 79

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.49	$9.74	$9.71	$9.70	$10.83
Net investment income	0.23 [1]	0.23 [1]	0.21 [1]	0.19	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.27	(0.25)	0.04	0.01	(1.13)
Total from investment operations	0.50	(0.02)	0.25	0.20	(0.98)
Distributions to shareholders from
Net investment income	(0.23)	(0.23)	(0.22)	(0.19)	(0.15)
Net asset value, end of period	$9.76	$9.49	$9.74	$9.71	$9.70
Total return[2]	5.30%	(0.26)%	2.60%	2.08%	(9.16)%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.49%	1.50%	1.51%	1.51%
Net expenses	1.48%	1.49%	1.50%	1.50%	1.50%
Net investment income	2.36%	2.33%	2.22%	1.95%	1.40%
Supplemental data
Portfolio turnover rate	11%	16%	15%	8%	18%
Net assets, end of period (000s omitted)	$9,888	$15,548	$19,868	$25,302	$34,561

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
80 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.49	$9.75	$9.71	$9.70	$10.83
Net investment income	0.34 [1]	0.34 [1]	0.32 [1]	0.30	0.26
Net realized and unrealized gains (losses) on investments	0.27	(0.26)	0.04	0.01	(1.13)
Total from investment operations	0.61	0.08	0.36	0.31	(0.87)
Distributions to shareholders from
Net investment income	(0.34)	(0.34)	(0.32)	(0.30)	(0.26)
Net asset value, end of period	$9.76	$9.49	$9.75	$9.71	$9.70
Total return[2]	6.48%	0.76%	3.86%	3.23%	(8.14)%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.38%	0.39%	0.39%
Net expenses	0.37%	0.37%	0.38%	0.39%	0.39%
Net investment income	3.50%	3.46%	3.35%	3.10%	2.55%
Supplemental data
Portfolio turnover rate	11%	16%	15%	8%	18%
Net assets, end of period (000s omitted)	$2,145,689	$1,500,099	$1,317,275	$809,611	$612,487

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 81

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.49	$9.75	$9.72	$9.70	$10.84
Net investment income	0.31 [1]	0.31 [1]	0.30 [1]	0.28	0.24
Net realized and unrealized gains (losses) on investments	0.27	(0.26)	0.03	0.02	(1.14)
Total from investment operations	0.58	0.05	0.33	0.30	(0.90)
Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.30)	(0.28)	(0.24)
Net asset value, end of period	$9.76	$9.49	$9.75	$9.72	$9.70
Total return[2]	6.23%	0.53%	3.52%	3.11%	(8.42)%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.70%	0.71%	0.71%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.26%	3.23%	3.12%	2.89%	2.31%
Supplemental data
Portfolio turnover rate	11%	16%	15%	8%	18%
Net assets, end of period (000s omitted)	$1,360,773	$1,278,379	$1,245,369	$1,263,910	$1,034,623

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
82 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.49	$9.74	$9.71	$9.70	$10.83
Net investment income	0.33 [1]	0.33 [1]	0.32 [1]	0.29	0.26
Net realized and unrealized gains (losses) on investments	0.27	(0.25)	0.03	0.01	(1.13)
Total from investment operations	0.60	0.08	0.35	0.30	(0.87)
Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.32)	(0.29)	(0.26)
Net asset value, end of period	$9.76	$9.49	$9.74	$9.71	$9.70
Total return[2]	6.43%	0.81%	3.70%	3.18%	(8.19)%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.43%	0.44%	0.44%
Net expenses	0.42%	0.42%	0.43%	0.44%	0.44%
Net investment income	3.44%	3.41%	3.29%	3.05%	2.47%
Supplemental data
Portfolio turnover rate	11%	16%	15%	8%	18%
Net assets, end of period (000s omitted)	$5,654,295	$4,447,310	$3,496,589	$3,433,747	$2,735,568

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 83

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
84 | Allspring Municipal Bond Fund

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $9,903,821,062 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$91,446,249
Gross unrealized losses	(136,844,224)
Net unrealized losses	$(45,397,975)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $85,967,509 in short-term capital losses and $65,547,823 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$14,000,000	$0	$14,000,000
Municipal obligations	0	9,814,521,121	0	9,814,521,121
Short-term investments
Commercial paper	0	24,249,818	0	24,249,818
Investment companies	5,652,148	0	0	5,652,148
Total assets	$5,652,148	$9,852,770,939	$0	$9,858,423,087
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Municipal Bond Fund | 85

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
86 | Allspring Municipal Bond Fund

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $7,588 from the sale of Class A shares and $6,128 and $4,634 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,816,419,393, $1,165,850,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $2,878,756,874 and $877,996,926, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$799,814	$0
Tax-exempt income	289,813,684	262,901,115
Total	$290,613,498	$262,901,115
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$5,664,329	$(45,397,975)	$(151,515,332)	$(191,248,978)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Municipal Bond Fund | 87

Notes to financial statements
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
88 | Allspring Municipal Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Municipal Bond Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
Allspring Municipal Bond Fund | 89

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

90 | Allspring Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Municipal Bond Fund | 91

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Municipal Bond Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

92 | Allspring Municipal Bond Fund

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for the five- and ten-year periods under review, and lower than the average investment performance of the Universe for the one- and three-year periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the three-, five- and ten-year periods under review, and lower for the one-year period under review. The Board also took into consideration that the Fund experienced a portfolio manager change in 2025.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or equal to the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Municipal Bond Fund | 93

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

94 | Allspring Municipal Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3317 06-26

Allspring Short-Term Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.27%
Massachusetts: 0.27%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (30 shares) 2.75%144Aø	$3,000,000	$3,000,000
Total closed-end fund obligations (Cost $3,000,000)		3,000,000

	Interest rate	Maturity date
Municipal obligations: 99.20%
Alabama: 3.59%
Airport revenue: 0.12%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	900,000
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	511,976
				1,411,976
Industrial development revenue: 0.35%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	2.75	7-15-2034	4,000,000	3,978,740
Resource recovery revenue: 0.18%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	2,000,000	2,001,575
Utilities revenue: 2.94%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,911,864
Black Belt Energy Gas District Series B	5.00	12-1-2030	850,000	900,112
Black Belt Energy Gas District Series B	5.00	12-1-2031	1,175,000	1,249,334
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,644,052
Black Belt Energy Gas District Series C144A	5.25	8-1-2027	1,135,000	1,152,137
Black Belt Energy Gas District Series C144A	5.25	8-1-2028	1,355,000	1,388,214
Black Belt Energy Gas District Series C144A	5.25	8-1-2029	1,990,000	2,052,830
Black Belt Energy Gas District Series C144A	5.25	8-1-2030	1,740,000	1,806,251
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,531,575
Chatom Industrial Development Board PowerSouth Energy Cooperative (AG Insured)	5.00	8-1-2026	500,000	500,758
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	2.80	8-1-2037	2,813,000	2,808,584
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,129,813
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2032	825,000	841,379
				32,916,903
				40,309,194
Alaska: 0.39%
Airport revenue: 0.14%
Alaska Railroad Corp. AMT	5.50	10-1-2028	320,000	334,454
Alaska Railroad Corp. AMT	5.50	10-1-2029	350,000	371,476
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	810,941
				1,516,871
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.03%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2026	$385,000	$386,492
Miscellaneous revenue: 0.22%
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,362,955
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	549,915
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	586,302
				2,499,172
				4,402,535
Arizona: 1.20%
Education revenue: 0.03%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	170,191
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	175,138
				345,329
GO revenue: 0.08%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	900,371
Housing revenue: 0.62%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	7,000,000	6,938,949
Industrial development revenue: 0.47%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	2,500,000	2,533,833
Chandler IDA Intel Corp. Series 1 AMTøø	5.00	9-1-2042	2,670,000	2,701,115
				5,234,948
				13,419,597
Arkansas: 0.94%
Industrial development revenue: 0.50%
Arkansas Development Finance Authority United States Steel Corp. Series A AMT144Aøø	4.00	9-1-2046	3,000,000	3,031,084
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	2,500,000	2,524,912
				5,555,996
Tax revenue: 0.44%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	457,886
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	332,610
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2031	1,880,000	2,036,197
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2032	1,965,000	2,146,921
				4,973,614
				10,529,610
California: 7.44%
Airport revenue: 0.23%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,550,137
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.89%
San Francisco Unified School District Series F&C	4.00%	6-15-2031	$4,995,000	$4,999,301
State of California	5.00	10-1-2026	5,000,000	5,031,496
				10,030,797
Health revenue: 0.90%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	1,800,000	1,800,699
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	208,439
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	211,333
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	541,026
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2031	1,415,000	1,416,468
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	859,047
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	5,008,211
				10,045,223
Miscellaneous revenue: 0.35%
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	2,985,493
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	452,670
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	476,100
				3,914,263
Transportation revenue: 0.89%
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	2.97	4-1-2056	10,000,000	9,969,078
Utilities revenue: 4.18%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	5,000,000	5,221,717
California Community Choice Financing Authority Series Bøø	5.00	1-1-2055	7,000,000	7,202,959
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	7,000,000	7,106,326
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	488,651
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	700,034
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,566,068
California Community Choice Financing Authority Series D	5.00	2-1-2031	7,000,000	7,439,009
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	4.05	11-15-2026	2,000,000	2,003,856
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,142,508
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.63	4-1-2056	6,000,000	6,000,000
				46,871,128
				83,380,626
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Colorado: 0.94%
GO revenue: 0.42%
Grand River Hospital District (AG Insured)	5.25%	12-1-2030	$1,000,000	$1,047,981
Grand River Hospital District (AG Insured)	5.25	12-1-2031	1,380,000	1,443,967
Grand River Hospital District (AG Insured)	5.25	12-1-2032	820,000	856,443
Grand River Hospital District (AG Insured)	5.25	12-1-2033	1,290,000	1,344,731
				4,693,122
Health revenue: 0.08%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	907,796
Miscellaneous revenue: 0.16%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2030	675,000	726,702
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2031	1,000,000	1,084,057
				1,810,759
Tax revenue: 0.08%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	511,155
Thornton Development Authority East 144th Avenue & I-25 Urban Renewal Area	5.00	12-1-2030	375,000	403,444
				914,599
Transportation revenue: 0.16%
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,756,835
Water & sewer revenue: 0.04%
Central Weld County Water District (AG Insured)	5.00	12-1-2027	500,000	516,482
				10,599,593
Connecticut: 1.85%
Education revenue: 0.50%
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	5,000,000
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	588,623
				5,588,623
GO revenue: 0.06%
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	711,137
Health revenue: 0.09%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	375,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00%	7-1-2027	$250,000	$254,690
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	310,715
				940,405
Housing revenue: 0.89%
Connecticut HFA Series A-3 (GNMA / FNMA / FHLMC Insured) (Bank of America N.A. SPA)ø	3.05	5-15-2052	10,000,000	10,000,000
Tax revenue: 0.31%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,473,360
				20,713,525
District of Columbia: 0.29%
Airport revenue: 0.29%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,186,508
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,027,147
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,046,153
				3,259,808
Florida: 5.36%
Education revenue: 0.23%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,003,371
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	752,204
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	250,177
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	255,902
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	271,691
				2,533,345
Health revenue: 2.16%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	4,000,000	4,317,790
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series Bøø	5.00	8-1-2056	2,500,000	2,700,578
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,361,911
Hillsborough County IDA BayCare Obligated Group Series E (Royal Bank of Canada LIQ)ø	2.85	11-15-2054	7,500,000	7,500,000
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	777,309
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	2,500,000	2,504,239
Palm Beach County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group	5.00	11-15-2032	4,500,000	4,515,972
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2026	$185,000	$184,953
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	215,270
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	200,330
				24,278,352
Housing revenue: 0.94%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	4,000,000	3,992,268
Lee County HFA Horizons Owner LLCøø	2.65	12-1-2047	1,500,000	1,478,201
Lee County HFA MHP Lee I LLCøø	3.50	12-1-2042	2,850,000	2,863,430
Polk County HFA Cypress Oaks Preservation Ltd.øø	3.15	12-1-2028	2,250,000	2,254,986
				10,588,885
Miscellaneous revenue: 0.03%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	340,000	344,452
Resource recovery revenue: 0.50%
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2027	250,000	256,457
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2028	250,000	260,693
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2029	250,000	264,751
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2030	300,000	322,189
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2031	300,000	323,661
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.00	10-1-2032	400,000	430,047
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,250,000	1,268,302
Miami-Dade County IDA Waste Management, Inc. Series B AMTøø	3.25	11-1-2048	2,500,000	2,500,136
				5,626,236
Tax revenue: 0.54%
Leon County School District	4.00	9-1-2026	6,000,000	6,004,726
Transportation revenue: 0.61%
City of Miami Parking System Revenue (BAM Insured)	5.00	10-1-2029	1,945,000	2,063,474
County of Osceola Series A-1	5.00	10-1-2026	735,000	737,415
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,006,695
				6,807,584
Utilities revenue: 0.08%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	944,474
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.27%
North Sumter County Utility Dependent District (AG Insured)	5.00%	10-1-2027	$680,000	$697,226
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2028	1,360,000	1,420,287
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	402,048
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	205,514
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	262,252
				2,987,327
				60,115,381
Georgia: 3.16%
Utilities revenue: 3.16%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,059,009
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,526,152
Development Authority of Monroe County Georgia Power Co.øø	2.80	12-1-2041	4,000,000	3,961,673
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,492,171
Main Street Energy, Inc. Energy project Series D	5.00	12-1-2031	2,200,000	2,318,194
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,040,849
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,387,197
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,012,822
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,545,221
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,165,726
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,150,444
Main Street Natural Gas, Inc. Series E	5.00	12-1-2028	2,225,000	2,304,223
Main Street Natural Gas, Inc. Series E	5.00	12-1-2029	2,750,000	2,867,052
Municipal Electric Authority of Georgia JEA Electric System Revenue Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2029	600,000	639,075
				35,469,808
Guam: 0.90%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	480,000	492,615
Miscellaneous revenue: 0.37%
Territory of Guam Series F	5.00	1-1-2028	500,000	513,226
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,042,132
Territory of Guam Series G	5.00	1-1-2029	2,500,000	2,602,589
				4,157,947
Utilities revenue: 0.35%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,276,910
Guam Power Authority Series A	5.00	10-1-2030	600,000	635,192
				3,912,102
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00%	7-1-2027	$450,000	$458,717
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2028	1,000,000	1,037,133
				1,495,850
				10,058,514
Hawaii: 1.43%
GO revenue: 0.45%
State of Hawaii Series FB	4.00	4-1-2029	5,000,000	5,006,041
Housing revenue: 0.41%
City & County of Honolulu Komohale West Loch Venture LPøø	5.00	5-1-2029	4,500,000	4,651,097
Miscellaneous revenue: 0.57%
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2026	6,350,000	6,362,643
				16,019,781
Illinois: 9.80%
Airport revenue: 0.03%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	332,104
Education revenue: 0.44%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	627,944
Illinois Finance Authority DePaul University Series A	5.00	10-1-2028	2,585,000	2,597,873
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	785,773
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	405,573
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	516,659
				4,933,822
GO revenue: 5.96%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,139,498
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,732,898
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	790,000	794,666
Chicago Board of Education Series B	5.00	12-1-2032	1,000,000	1,017,892
Chicago Board of Education Series C	5.25	12-1-2030	860,000	893,286
Chicago Board of Education Series C	5.25	12-1-2031	1,220,000	1,271,949
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,578,810
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,418,942
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,056,792
City of Chicago Series A	5.00	1-1-2029	340,000	349,454
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,324,954
City of Chicago Series B	5.00	1-1-2031	4,000,000	4,152,256
City of Chicago Series B	5.00	1-1-2032	1,500,000	1,563,985
City of Chicago Series B	5.00	1-1-2033	1,110,000	1,161,019
City of Geneva	4.00	2-1-2027	450,000	452,915
City of Geneva	4.00	2-1-2028	280,000	285,368
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00%	6-1-2029	$225,000	$238,974
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2030	250,000	270,004
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,055,958
County of Cook Series A	5.00	11-15-2026	1,950,000	1,964,871
Decatur Park District Series A	5.00	12-15-2026	2,000,000	2,016,144
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	504,798
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	965,834
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	811,574
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2031	225,000	248,501
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2032	275,000	307,449
Macon County School District No. 61 Decatur Series C (AG Insured)	4.00	1-1-2027	600,000	603,127
State of Illinois Series A	5.00	5-1-2032	2,000,000	2,068,435
State of Illinois Series B	5.00	5-1-2030	8,500,000	9,129,456
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,268,969
Village of Bolingbrook Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,030,636
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	583,458
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	200,726
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	304,288
				66,767,886
Health revenue: 1.34%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,775,000	1,802,984
Illinois Finance Authority Advocate Health Obligated Group Series B	5.00	8-1-2031	5,000,000	5,460,267
Illinois Finance Authority Board of Trustees of the University of Illinois	5.00	10-1-2026	600,000	602,171
Illinois Finance Authority Moorings of Arlington Heights LLC Obligated Group Series B	3.65	5-1-2031	1,230,000	1,230,273
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	801,197
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,178,377
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	464,857
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	480,761
				15,020,887
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.42%
Illinois Housing Development Authority Island Terrace 4% Preservation Associates LPøø	2.80%	8-1-2028	$3,100,000	$3,094,036
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,646,108
				4,740,144
Miscellaneous revenue: 0.18%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	236,835
Northern Illinois University COP (BAM Insured)	5.00	4-1-2030	760,000	807,188
Northern Illinois University COP (BAM Insured)	5.00	4-1-2031	860,000	923,871
				1,967,894
Tax revenue: 0.69%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,169,816
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	370,273
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	890,658
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,276,746
				7,707,493
Transportation revenue: 0.18%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,074,537
Water & sewer revenue: 0.56%
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,518,620
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,526,068
City of Waukegan Water & Sewer System Revenue (AG Insured)	5.00	12-30-2027	280,000	289,129
				6,333,817
				109,878,584
Indiana: 2.34%
Housing revenue: 1.27%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	8,080,000	8,653,124
Indiana Housing & CDA Vita Lifestyle - Lafayette LLCøø	2.74	10-1-2045	3,500,000	3,484,915
Mishawaka RDA Consolidated Allocation Area (BAM Insured)	5.00	2-15-2027	1,025,000	1,039,268
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	235,233
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	289,982
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	535,958
				14,238,480
Industrial development revenue: 0.14%
City of Whiting BP Products North America, Inc. Series A AMTøø	4.40	3-1-2046	1,500,000	1,556,008
Miscellaneous revenue: 0.55%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,131,092
Utilities revenue: 0.38%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,250,000	4,320,928
				26,246,508
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Iowa: 0.78%
GO revenue: 0.16%
City of Indianola	3.00%	6-1-2027	$855,000	$856,135
City of Indianola	4.00	6-1-2028	880,000	902,423
				1,758,558
Health revenue: 0.46%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,200,000	1,204,602
Guthrie County Hospital Series A BAN	4.50	2-1-2029	4,000,000	4,004,933
				5,209,535
Miscellaneous revenue: 0.16%
City of Winterset Sewer Revenue	4.00	6-1-2029	1,750,000	1,769,771
				8,737,864
Kansas: 1.79%
GO revenue: 1.34%
City of Andover Series A##	3.50	10-1-2028	14,000,000	14,034,713
City of Topeka Series A	3.00	10-1-2026	1,000,000	1,000,164
				15,034,877
Housing revenue: 0.45%
County of Shawnee Union at Tower District LP Series Aøø	3.75	5-1-2059	5,000,000	5,031,169
				20,066,046
Kentucky: 1.45%
Education revenue: 0.12%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	523,156
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	540,524
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	254,524
				1,318,204
Industrial development revenue: 0.25%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,765,510
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,083,262
Kentucky State University COP (BAM Insured)	5.00	11-1-2027	160,000	164,712
Kentucky State University COP (BAM Insured)	5.00	11-1-2028	200,000	209,976
				1,457,950
Utilities revenue: 0.95%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,842,309
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,457,551
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	3,500,000	3,388,945
				10,688,805
				16,230,469
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.54%
Health revenue: 0.38%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00%	6-1-2045	$3,250,000	$3,362,176
Terrebonne Parish Hospital Service District No. 1	5.00	4-1-2031	800,000	860,436
				4,222,612
Housing revenue: 0.18%
Louisiana Housing Corp. King Oaks V LPøø	2.70	10-1-2045	2,000,000	1,990,514
Industrial development revenue: 0.90%
Louisiana PFA Waste Pro USA, Inc. AMT144Aøø	4.38	5-1-2053	10,000,000	10,084,678
Water & sewer revenue: 0.08%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	956,675
				17,254,479
Maine: 0.04%
Health revenue: 0.04%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2026	500,000	500,000
Maryland: 0.55%
Health revenue: 0.46%
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series A	5.00	7-1-2031	3,500,000	3,548,298
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00	8-15-2030	1,500,000	1,628,891
				5,177,189
Housing revenue: 0.09%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	975,782
				6,152,971
Massachusetts: 0.33%
Education revenue: 0.18%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	442,661
Massachusetts Development Finance Agency Trustees of Boston University Series B-2øø%%	5.00	10-1-2042	1,500,000	1,649,109
				2,091,770
Health revenue: 0.15%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2026	300,000	301,427
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2027	410,000	422,153
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series F	5.50%	10-1-2031	$400,000	$433,470
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series F	5.50	10-1-2032	450,000	492,341
				1,649,391
				3,741,161
Michigan: 1.78%
Airport revenue: 0.11%
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,206,175
Education revenue: 0.11%
Lake Superior State University (AG Insured)	4.00	11-15-2026	390,000	391,989
Lake Superior State University (AG Insured)	4.00	11-15-2027	405,000	412,182
Lake Superior State University (AG Insured)	4.00	11-15-2028	405,000	413,844
				1,218,015
Industrial development revenue: 0.45%
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35	10-1-2049	3,000,000	2,998,407
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	2,001,849
				5,000,256
Utilities revenue: 1.11%
Lansing Board of Water & Light Series Aøø	5.00	7-1-2051	2,250,000	2,473,406
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	10,017,225
				12,490,631
				19,915,077
Minnesota: 0.63%
Health revenue: 0.09%
City of Maple Grove Hospital Corp.	5.00	5-1-2031	1,000,000	1,007,880
Housing revenue: 0.46%
City of Burnsville Bridgeway Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.72	10-15-2033	1,500,000	1,500,000
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.72	8-15-2038	1,610,000	1,610,000
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	335,603
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	361,319
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	397,881
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00%	2-1-2030	$390,000	$429,208
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	466,102
				5,100,113
Utilities revenue: 0.08%
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2027	400,000	404,474
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2028	500,000	517,378
				921,852
				7,029,845
Mississippi: 0.01%
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	3.05	5-1-2028	120,000	120,000
Missouri: 1.20%
Health revenue: 0.53%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series 2025A	5.00	2-1-2028	1,865,000	1,915,001
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,116,988
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	912,541
				5,944,530
Housing revenue: 0.47%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,013,184
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,222,584
				5,235,768
Industrial development revenue: 0.15%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	4.05	5-1-2038	1,625,000	1,647,981
Miscellaneous revenue: 0.05%
County of Barry COP	5.00	10-1-2028	610,000	631,485
				13,459,764
Montana: 0.26%
Health revenue: 0.23%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	511,438
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,108,389
				2,619,827
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.03%
Big Sky Resort Area District Cold Smoke Project (AG Insured)	5.00%	7-1-2032	$250,000	$278,279
				2,898,106
Nebraska: 1.18%
Airport revenue: 0.09%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,035,619
GO revenue: 0.15%
Sarpy County School District No. 1	2.75	9-1-2027	1,700,000	1,696,714
Housing revenue: 0.45%
City of Lincoln Central at South Haymarket LPøø	3.37	1-10-2048	5,000,000	5,036,500
Utilities revenue: 0.49%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2031	1,685,000	1,765,774
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,670,416
				5,436,190
				13,205,023
Nevada: 0.46%
GO revenue: 0.46%
Clark County School District Series B (AG Insured)	5.00	6-15-2027	5,000,000	5,120,584
New Jersey: 1.58%
Education revenue: 0.24%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00	12-1-2030	2,500,000	2,672,700
GO revenue: 0.42%
City of Newark BAN	4.00	12-11-2026	4,000,000	4,017,606
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	359,187
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	365,925
				4,742,718
Health revenue: 0.18%
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2026	2,000,000	2,009,369
Transportation revenue: 0.29%
New Jersey TTFA Series A-1	5.00	6-15-2030	3,265,000	3,269,730
Water & sewer revenue: 0.45%
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	5,051,637
				17,746,154
New Mexico: 0.36%
Housing revenue: 0.36%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	4,000,000	4,014,358
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
New York: 6.74%
Airport revenue: 0.96%
Albany County Airport Authority Series B AMT	5.00%	12-15-2026	$1,070,000	$1,079,497
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,125,935
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	493,330
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	512,594
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	520,622
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	526,687
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,524,924
				10,783,589
Education revenue: 0.37%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	815,000	794,186
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	360,000	360,142
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	854,630
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	259,401
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	534,051
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	405,799
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	400,000
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	520,894
				4,129,103
GO revenue: 0.27%
City of Ithaca Series A BAN	4.25	2-12-2027	2,600,000	2,609,341
City of Poughkeepsie	4.00	4-15-2027	480,000	480,225
				3,089,566
Health revenue: 0.28%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2027	950,000	964,513
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group	5.00	12-1-2031	1,150,000	1,154,114
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,001,290
				3,119,917
Housing revenue: 0.81%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,502,764
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New York Liberty Development Corp. Series A	1.20%	11-15-2028	$2,500,000	$2,332,011
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	1,310,000	1,283,225
				9,118,000
Industrial development revenue: 0.87%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,554,866
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	2,000,000	2,021,776
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,151,709
				9,728,351
Miscellaneous revenue: 0.44%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,071,205
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	3,913,679
				4,984,884
Resource recovery revenue: 0.23%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMT144Aøø	4.25	9-1-2050	1,250,000	1,276,997
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,266,203
				2,543,200
Transportation revenue: 2.01%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,431,951
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,528,545
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	385,719
Metropolitan Transportation Authority Series B	5.00	11-15-2031	8,000,000	8,863,901
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,512,036
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Series A	5.00	12-1-2029	750,000	811,424
				22,533,576
Utilities revenue: 0.50%
Long Island Power Authority Series Bøø	1.50	9-1-2051	5,590,000	5,571,191
				75,601,377
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.16%
Health revenue: 0.06%
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00%	3-1-2027	$295,000	$297,419
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	313,315
				610,734
Housing revenue: 0.10%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,167,766
				1,778,500
North Dakota: 0.86%
GO revenue: 0.04%
City of Horace Series A (BAM Insured)	5.00	5-1-2031	200,000	215,147
City of Horace Series A (BAM Insured)	5.00	5-1-2032	235,000	254,509
				469,656
Health revenue: 0.82%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	437,487
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,148,000
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,574,647
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,822,204
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,579,725
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2030	200,000	214,666
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2031	325,000	352,699
				9,129,428
				9,599,084
Ohio: 4.49%
GO revenue: 1.61%
Akron-Summit County Public Library BAN	5.00	9-17-2026	3,100,000	3,105,858
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,616,521
City of Huber Heights BAN	5.00	11-19-2026	5,500,000	5,545,015
City of Rocky River BAN144A	4.00	2-11-2027	4,000,000	4,024,041
City of Springboro BAN144A	4.00	2-23-2027	1,750,000	1,762,699
				18,054,134
Health revenue: 0.43%
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	656,187
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2028	4,000,000	4,123,932
				4,780,119
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.21%
Columbus-Franklin County Finance Authority Barthman Family Homes LLCøø	2.95%	7-1-2066	$4,500,000	$4,503,454
Columbus-Franklin County Finance Authority South High Street Apartments LPøø	3.19	6-1-2044	3,000,000	3,013,737
Ohio Housing Finance Agency at Main LLCøø	3.70	11-1-2047	1,800,000	1,812,708
Summit County Development Finance Authority RC Heights LLCøø	2.80	10-1-2044	4,300,000	4,282,541
				13,612,440
Miscellaneous revenue: 0.06%
Dayton City School District COP	3.00	12-1-2026	180,000	179,889
Dayton City School District COP	3.00	12-1-2027	270,000	269,996
Dayton City School District COP	4.00	12-1-2028	230,000	234,546
				684,431
Tax revenue: 0.51%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,605,959
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,064,027
				5,669,986
Utilities revenue: 0.55%
American Municipal Power, Inc. AMP Michigan CAT Peaking Project Series A	5.00	2-15-2031	450,000	490,142
American Municipal Power, Inc. AMP Michigan CAT Peaking Project Series A	5.00	2-15-2032	315,000	347,596
American Municipal Power, Inc. AMP Michigan CAT Peaking Project Series A	5.00	2-15-2033	330,000	368,284
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,621,089
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	405,272
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	370,851
Ohio Air Quality Development Authority Dayton Power & Light Co. Series A AMTøø	4.25	11-1-2040	2,550,000	2,576,878
				6,180,112
Water & sewer revenue: 0.12%
City of Fairview Park BAN144A	4.00	11-19-2026	1,350,000	1,354,798
				50,336,020
Oklahoma: 2.92%
Health revenue: 0.18%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,003,398
Housing revenue: 2.67%
Caddo County Educational Facilities Authority Independent School District No. 161 Hinton	4.00	9-1-2030	1,630,000	1,627,923
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00%	6-1-2030	$2,540,000	$2,733,367
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,188,121
McIntosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	405,963
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2030	630,000	661,018
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2031	665,000	701,551
Murray County Educational Facilities Authority Independent School District No. 10 Davis	5.00	9-1-2032	1,395,000	1,475,086
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2030	2,120,000	2,212,723
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2031	1,250,000	1,307,366
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	590,611
Oklahoma Housing Finance Agency Reserve at Chisholm Creek Apartments LPøø	3.00	10-1-2047	6,000,000	6,002,984
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	2,500,000	2,694,364
Tulsa County Industrial Authority Independent School District No. 11 Owasso	5.00	9-1-2028	1,300,000	1,363,852
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2030	460,000	499,855
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2031	500,000	551,373
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2031	835,000	920,793
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	470,242
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,493,088
				29,900,280
Tax revenue: 0.07%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	819,946
				32,723,624
Oregon: 1.51%
Airport revenue: 0.48%
Port of Portland Series 30-A AMT	5.00	7-1-2030	5,000,000	5,372,606
GO revenue: 1.03%
Port of Morrow Series A	4.00	6-1-2027	535,000	539,488
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	10,974,783
				11,514,271
				16,886,877
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 3.87%
Airport revenue: 0.60%
Allegheny County Airport Authority Series A AMT	5.00%	1-1-2027	$2,000,000	$2,020,547
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,062,259
City of Philadelphia Series A	5.00	7-1-2026	1,160,000	1,160,000
City of Philadelphia Series A	5.00	7-1-2027	1,400,000	1,434,513
				6,677,319
Education revenue: 0.59%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	391,586
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	424,311
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,098,740
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	514,698
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2029	1,115,000	1,179,503
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2030	1,795,000	1,930,006
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,090,000	1,098,412
				6,637,256
GO revenue: 0.93%
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,917,410
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2027	200,000	196,321
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2028	220,000	212,371
City of Oil City Series A (AG Insured)	4.00	12-1-2026	200,000	200,984
Commonwealth of Pennsylvania Series 1st	5.00	8-1-2032	4,070,000	4,576,079
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,332,978
				10,436,143
Health revenue: 1.24%
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2027	1,305,000	1,307,076
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,001,923
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,146,863
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	198,339
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	223,614
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	465,971
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	555,013
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,004,502
				13,903,301
Housing revenue: 0.16%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	1,835,000	1,836,948
Resource recovery revenue: 0.18%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.00	6-1-2044	2,000,000	2,000,000
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.09%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2027	$500,000	$508,075
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	517,497
				1,025,572
Transportation revenue: 0.08%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	545,757
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	353,520
				899,277
				43,415,816
Rhode Island: 0.14%
Housing revenue: 0.14%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.00	9-15-2030	1,500,000	1,610,576
South Carolina: 0.95%
GO revenue: 0.32%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,586,180
Health revenue: 0.11%
Medical University Hospital Authority Nexton Project (FHA Insured)	5.25	11-15-2032	850,000	956,274
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2030	250,000	261,224
				1,217,498
Housing revenue: 0.36%
South Carolina State Housing Finance & Development Authorityøø	3.25	1-1-2046	4,000,000	4,018,203
Utilities revenue: 0.16%
South Carolina Public Service Authority Series A	5.00	12-1-2031	850,000	941,074
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	403,638
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	434,613
				1,779,325
				10,601,206
Tennessee: 1.75%
Airport revenue: 0.41%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	689,149
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,040,889
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,829,488
				4,559,526
Health revenue: 0.63%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	798,908
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series B	5.00%	7-1-2030	$2,000,000	$2,149,668
Rutherford County Health & Educational Facilities Board Ascension Health Credit Group Series B-1øø	5.00	11-15-2048	3,500,000	3,771,871
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2028	330,000	334,889
				7,055,336
Housing revenue: 0.29%
McMinnville-Warren County Industrial Development Board Beersheba III LP (Department of Housing and Urban Development Insured)øø	2.75	9-1-2029	3,250,000	3,246,789
Utilities revenue: 0.42%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2026	600,000	605,690
City of Memphis Memphis Light Gas & Water Division Electric System Revenue Series A	5.00	12-1-2027	450,000	465,994
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,040,969
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,664,265
				4,776,918
				19,638,569
Texas: 15.87%
Airport revenue: 1.07%
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,021,858
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2030	4,250,000	4,551,809
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2028	3,000,000	3,125,638
Love Field Airport Modernization Corp. City of Dallas AMT	5.00	11-1-2026	3,250,000	3,270,568
				11,969,873
Education revenue: 0.41%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	352,293
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	295,356
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	215,342
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	223,504
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	236,663
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	510,257
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	310,025
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series Bøø	4.00	2-15-2055	1,000,000	1,034,293
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Odessa Junior College District (AG Insured)	4.00%	7-1-2028	$400,000	$409,027
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,001,641
				4,588,401
GO revenue: 3.96%
Alvarado Independent School Districtøø	4.00	2-15-2052	2,500,000	2,561,073
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,772,322
Bexar County Hospital District	5.00	2-15-2031	1,600,000	1,752,696
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	314,138
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	378,076
Dallas Independent School District Series Bøø	5.00	2-15-2056	4,750,000	5,068,041
Denton Independent School District Series B2øø	4.00	8-15-2055	2,000,000	2,077,908
El Paso Independent School District Series A	5.00	8-15-2027	1,000,000	1,027,252
El Paso Independent School District Series A	5.00	8-15-2028	500,000	525,945
El Paso Independent School District Series A	5.00	8-15-2030	500,000	543,614
El Paso Independent School District Series A	5.00	8-15-2031	500,000	551,863
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,200,000	1,197,855
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,007,279
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,064,829
Pasadena Independent School District Series A	4.00	2-15-2032	4,000,000	4,002,448
Round Rock Independent School District Series Aøø	5.00	8-1-2044	5,000,000	5,418,322
State of Texas AMT%%	5.00	8-1-2027	6,000,000	6,138,766
Tender Option Bond Trust Receipts/Certificates Series XF3417 (Barclays Bank plc LIQ)144Aø	2.70	2-15-2055	10,000	10,000
				44,412,427
Health revenue: 1.71%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,227,089
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	910,239
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	975,612
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2032	1,120,000	1,182,946
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series C (TD Bank N.A. LOC)øø	2.65	11-15-2050	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Føø	5.00	11-15-2055	7,000,000	7,499,682
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,446,875
				19,242,443
Housing revenue: 2.15%
Alamo Area Housing Finance Corp. Cedar Bluff Apartments LPøø	3.39	7-10-2044	5,250,000	5,301,126
Housing Options, Inc. Culbreath LPøø	3.75	11-1-2045	4,000,000	4,052,577
Houston Housing Finance Corp. Cordova Apartments LPøø	3.65	2-1-2048	3,700,000	3,725,878
Las Varas Public Facility Corp. Central at Commerce LP Series Aøø	3.35	11-1-2044	2,000,000	1,990,054
Legacy Denton Public Facility Corp. Roselawn Village Ltd.øø	3.15	11-1-2043	3,000,000	3,006,741
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13%	6-1-2045	$2,000,000	$2,004,342
Victory Street Public Facility Corp. Independence Heights Apartments II LPøø	3.15	1-1-2047	4,000,000	4,011,822
				24,092,540
Industrial development revenue: 1.47%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-15-2028	4,500,000	4,622,161
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2026	4,000,000	4,003,075
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,262,031
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	1,075,000	1,053,210
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	542,908
				16,483,385
Miscellaneous revenue: 0.30%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2029	420,000	447,996
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2030	1,520,000	1,644,255
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	426,662
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	811,310
				3,330,223
Resource recovery revenue: 0.80%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	2,430,000	2,550,238
Mission Economic Development Corp. Waste Management, Inc. AMTøø	3.25	11-1-2048	3,000,000	3,009,685
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	3.05	4-1-2040	3,400,000	3,400,000
				8,959,923
Tax revenue: 0.53%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	511,490
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	859,278
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2028	1,290,000	1,291,310
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,325,000	3,329,542
				5,991,620
Transportation revenue: 1.40%
Central Texas Turnpike System Series Bøø	5.00	8-15-2042	10,000,000	10,675,690
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,849,258
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
County of Fort Bend Toll Road Revenue (AG Insured)	5.00%	3-1-2030	$450,000	$484,821
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2031	600,000	655,778
				15,665,547
Utilities revenue: 2.07%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.00	2-1-2055	7,000,000	6,965,160
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,041,871
Lower Colorado River Authority (AG Insured)	5.00	5-15-2027	1,385,000	1,415,205
Lower Colorado River Authority (AG Insured)	5.00	5-15-2028	2,285,000	2,391,843
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	3.22	9-15-2027	3,645,000	3,640,170
Texas Municipal Gas Acquisition & Supply Corp. IV Series Aøø	5.50	1-1-2054	4,000,000	4,237,334
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2026	950,000	949,896
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2027	1,600,000	1,600,428
				23,241,907
				177,978,289
Utah: 0.06%
Telecom revenue: 0.03%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	309,454
Utilities revenue: 0.03%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2030	385,000	416,789
				726,243
Vermont: 0.21%
Housing revenue: 0.21%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	2,312,000	2,313,578
Virginia: 1.41%
Airport revenue: 0.13%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,500,000
Education revenue: 0.38%
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	278,668
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2030	1,125,000	1,196,727
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2031	1,050,000	1,128,010
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2032	1,490,000	1,614,006
				4,217,411
Tax revenue: 0.09%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	680,000	231,200
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	737,460
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,732
				977,392
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.81%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65%	11-1-2035	$9,000,000	$9,099,598
				15,794,401
Washington: 2.32%
Airport revenue: 0.18%
Washington EDFA AMTøø	5.88	12-1-2045	2,000,000	2,045,223
GO revenue: 0.42%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,396,644
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,271,319
				4,667,963
Health revenue: 0.90%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,678,420
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,011,617
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,129,155
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	287,616
				10,106,808
Housing revenue: 0.57%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,021,647
King County Housing Authority	4.00	10-1-2027	300,000	303,621
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,092,935
				6,418,203
Utilities revenue: 0.25%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2030	2,500,000	2,726,681
				25,964,878
West Virginia: 0.22%
Utilities revenue: 0.22%
West Virginia EDA Appalachian Power Co. Series A AMTøø	3.30	1-1-2041	2,500,000	2,514,945
Wisconsin: 2.15%
Airport revenue: 0.07%
County of Milwaukee Series A AMT	5.00	12-1-2030	710,000	765,404
GO revenue: 0.12%
County of Buffalo	4.00	9-1-2029	650,000	664,388
Monroe School District (AG Insured)	5.00	3-1-2030	675,000	725,026
				1,389,414
Health revenue: 0.67%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	203,320
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	232,329
The accompanying notes are an integral part of these financial statements.
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2029	$1,000,000	$1,004,703
Wisconsin HEFA Sanford Obligated Group Series A	5.00	2-15-2029	2,500,000	2,621,767
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	356,166
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,069,177
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	795,053
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	866,777
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	140,577
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	196,536
				7,486,405
Housing revenue: 0.17%
PFA Maniilaq Association Obligated Group	5.00	12-1-2031	785,000	834,725
PFA Maniilaq Association Obligated Group	5.00	12-1-2032	1,000,000	1,070,157
				1,904,882
Industrial development revenue: 0.12%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,393,951
Miscellaneous revenue: 0.73%
Cambridge School District	4.00	9-2-2026	2,250,000	2,253,165
Village of Johnson Creek Series A	3.50	5-1-2030	2,395,000	2,391,011
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,500,000
				8,144,176
Utilities revenue: 0.27%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,998,196
				24,082,428
Total municipal obligations (Cost $1,113,974,345)				1,112,161,376

		Yield	Shares
Short-term investments: 0.04%
Investment companies: 0.04%
Allspring Government Money Market Fund Select Class♠∞##		3.57	469,456	469,456
Total short-term investments (Cost $469,456)				469,456
Total investments in securities (Cost $1,117,443,801)	99.51%			1,115,630,832
Other assets and liabilities, net	0.49			5,515,199
Total net assets	100.00%			$1,121,146,031

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—June 30, 2026

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,230,843	$459,452,092	$(470,213,479)	$0	$0	$469,456	469,456	$284,689
The accompanying notes are an integral part of these financial statements.
30 | Allspring Short-Term Municipal Bond Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,116,974,345)	$1,115,161,376
Investments in affiliated securities, at value (cost $469,456)	469,456
Cash	102
Receivable for interest	12,401,195
Receivable for investments sold	2,078,122
Receivable for Fund shares sold	854,194
Prepaid expenses and other assets	21,955
Total assets	1,130,986,400
Liabilities
Payable for investments purchased	7,778,850
Payable for Fund shares redeemed	1,294,862
Dividends payable	326,735
Management fee payable	258,771
Administration fees payable	83,622
Shareholder servicing fees payable	56,097
Distribution fee payable	2,185
Accrued expenses and other liabilities	39,247
Total liabilities	9,840,369
Total net assets	$1,121,146,031
Net assets consist of
Paid-in capital	$1,183,907,935
Total distributable loss	(62,761,904)
Total net assets	$1,121,146,031
Computation of net asset value and offering price per share
Net assets–Class A	$268,407,935
Shares outstanding–Class A1	27,441,167
Net asset value per share–Class A	$9.78
Maximum offering price per share – Class A2	$9.98
Net assets–Class C	$3,502,794
Shares outstanding–Class C1	358,102
Net asset value per share–Class C	$9.78
Net assets–Class R6	$141,022,162
Shares outstanding–Class R6[1]	14,389,787
Net asset value per share–Class R6	$9.80
Net assets–Institutional Class	$708,213,140
Shares outstanding–Institutional Class[1]	72,282,435
Net asset value per share–Institutional Class	$9.80
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 31

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$45,881,088
Income from affiliated securities	284,689
Total investment income	46,165,777
Expenses
Management fee	5,124,811
Administration fees
Class A	434,379
Class C	6,581
Class R6	41,921
Administrator Class	346 [1]
Institutional Class	852,705
Shareholder servicing fees
Class A	723,459
Class C	10,969
Administrator Class	858 [1]
Distribution fee
Class C	32,907
Custody and accounting fees	63,713
Professional fees	84,098
Shareholder report expenses	99,322
Trustees’ fees and expenses	20,565
Other fees and expenses	12,880
Total expenses	7,509,514
Less: Fee waivers and/or expense reimbursements
Fund-level	(605,058)
Class A	(282,946)
Class C	(3,959)
Net expenses	6,617,551
Net investment income	39,548,226
Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,860,700
Net change in unrealized gains (losses) on investments	8,785,972
Net realized and unrealized gains (losses) on investments	10,646,672
Net increase in net assets resulting from operations	$50,194,898
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Short-Term Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$39,548,226		$41,457,646
Net realized gains (losses) on investments		1,860,700		(1,374,778)
Net change in unrealized gains (losses) on investments		8,785,972		19,924,410
Net increase in net assets resulting from operations		50,194,898		60,007,278
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,060,751)		(7,744,467)
Class C		(73,521)		(77,953)
Class R6		(3,793,596)		(3,603,650)
Administrator Class		(8,232)[1]		(38,177)
Institutional Class		(28,328,230)		(29,945,853)
Total distributions to shareholders		(39,264,330)		(41,410,100)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,584,364	25,243,970	2,077,957	20,093,707
Class C	70,855	692,223	107,478	1,039,611
Class R6	2,939,807	28,799,239	2,551,190	24,718,023
Administrator Class	2,986 [1]	29,084 [1]	56,730	547,659
Institutional Class	23,685,022	231,957,540	40,482,902	391,632,915
		286,722,056		438,031,915
Reinvestment of distributions
Class A	700,051	6,843,076	756,313	7,322,559
Class C	7,334	71,697	7,923	76,714
Class R6	295,820	2,897,167	266,834	2,588,051
Administrator Class	598 [1]	5,820 [1]	3,405	32,956
Institutional Class	2,628,485	25,738,002	2,930,890	28,428,658
		35,555,762		38,448,938
Payment for shares redeemed
Class A	(7,032,769)	(68,710,642)	(6,236,689)	(60,334,159)
Class C	(205,544)	(2,010,413)	(92,719)	(896,911)
Class R6	(2,751,232)	(26,965,037)	(3,369,088)	(32,629,070)
Administrator Class	(5,059)[1]	(49,497)[1]	(58,363)	(564,034)
Institutional Class	(68,322,335)	(667,711,910)	(58,376,589)	(566,015,189)
		(765,447,499)		(660,439,363)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 33

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(168,073)[2]	$(1,647,467)[2]	0	$0
Institutional Class	167,707 [2]	1,647,467 [2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(443,169,681)		(183,958,510)
Total decrease in net assets		(432,239,113)		(165,361,332)
Net assets
Beginning of period		1,553,385,144		1,718,746,476
End of period		$1,121,146,031		$1,553,385,144
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Short-Term Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.70	$9.60	$9.52	$9.54	$9.95
Net investment income	0.24 [1]	0.24 [1]	0.22 [1]	0.16 [1]	0.10
Net realized and unrealized gains (losses) on investments	0.08	0.10	0.08	(0.01)	(0.41)
Total from investment operations	0.32	0.34	0.30	0.15	(0.31)
Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.22)	(0.17)	(0.10)
Net asset value, end of period	$9.78	$9.70	$9.60	$9.52	$9.54
Total return[2]	3.31%	3.53%	3.24%	1.53%	(3.09)%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.76%	0.76%
Net expenses	0.62%	0.61%	0.63%	0.63%	0.63%
Net investment income	2.46%	2.44%	2.30%	1.71%	1.05%
Supplemental data
Portfolio turnover rate	34%	31%	24%	30%	28%
Net assets, end of period (000s omitted)	$268,408	$302,621	$332,104	$397,949	$522,582

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 35

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.70	$9.60	$9.52	$9.54	$9.95
Net investment income	0.17 [1]	0.16 [1]	0.15 [1]	0.09 [1]	0.03
Net realized and unrealized gains (losses) on investments	0.07	0.10	0.08	(0.02)	(0.41)
Total from investment operations	0.24	0.26	0.23	0.07	(0.38)
Distributions to shareholders from
Net investment income	(0.16)	(0.16)	(0.15)	(0.09)	(0.03)
Net asset value, end of period	$9.78	$9.70	$9.60	$9.52	$9.54
Total return[2]	2.53%	2.74%	2.47%	0.77%	(3.82)%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.51%	1.51%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	1.70%	1.67%	1.55%	0.97%	0.30%
Supplemental data
Portfolio turnover rate	34%	31%	24%	30%	28%
Net assets, end of period (000s omitted)	$3,503	$4,710	$4,443	$4,731	$5,058

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
36 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.72	$9.62	$9.53	$9.56	$9.97
Net investment income	0.27 [1]	0.26 [1]	0.24 [1]	0.19 [1]	0.13
Net realized and unrealized gains (losses) on investments	0.08	0.10	0.10	(0.03)	(0.41)
Total from investment operations	0.35	0.36	0.34	0.16	(0.28)
Distributions to shareholders from
Net investment income	(0.27)	(0.26)	(0.25)	(0.19)	(0.13)
Net asset value, end of period	$9.80	$9.72	$9.62	$9.53	$9.56
Total return[2]	3.59%	3.80%	3.63%	1.70%	(2.82)%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.39%	0.38%	0.38%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.73%	2.70%	2.58%	1.96%	1.33%
Supplemental data
Portfolio turnover rate	34%	31%	24%	30%	28%
Net assets, end of period (000s omitted)	$141,022	$135,178	$139,057	$179,524	$346,080

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 37

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.72	$9.62	$9.53	$9.56	$9.97
Net investment income	0.26 [1]	0.26 [1]	0.24 [1]	0.19 [1]	0.13
Net realized and unrealized gains (losses) on investments	0.08	0.10	0.10	(0.03)	(0.41)
Total from investment operations	0.34	0.36	0.34	0.16	(0.28)
Distributions to shareholders from
Net investment income	(0.26)	(0.26)	(0.25)	(0.19)	(0.13)
Net asset value, end of period	$9.80	$9.72	$9.62	$9.53	$9.56
Total return[2]	3.54%	3.75%	3.58%	1.65%	(2.86)%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.44%	0.43%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.68%	2.65%	2.53%	1.96%	1.29%
Supplemental data
Portfolio turnover rate	34%	31%	24%	30%	28%
Net assets, end of period (000s omitted)	$708,213	$1,109,231	$1,241,533	$1,406,099	$1,155,172

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Short-Term Municipal Bond Fund | 39

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $1,117,467,066 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,111,717
Gross unrealized losses	(7,947,951)
Net unrealized losses	$(1,836,234)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $8,654,716 in short-term capital losses and $52,264,019 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$3,000,000	$0	$3,000,000
Municipal obligations	0	1,112,161,376	0	1,112,161,376
Short-term investments
Investment companies	469,456	0	0	469,456
Total assets	$469,456	$1,115,161,376	$0	$1,115,630,832
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
40 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended June 30, 2026, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.63%
Class C	1.38
Class R6	0.35
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $1,160 from the sale of Class A shares and $2,011 and $4,045 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Short-Term Municipal Bond Fund | 41

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $297,635,000, $627,543,940 and $(382,265) in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $445,660,229 and $590,084,871, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$338,891	$0
Tax-exempt income	38,925,439	41,410,100
Total	$39,264,330	$41,410,100
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$326,129	$(1,836,234)	$(60,918,735)	$(62,428,840)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
42 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short-Term Municipal Bond Fund | 43

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term Municipal Bond Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
44 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term Municipal Bond Fund | 45

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

46 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Short-Term Municipal Bond Fund | 47

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg 1-3 Year Composite Municipal Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

48 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short-Term Municipal Bond Fund | 49

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3330 06-26

Allspring Wisconsin Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.77%
Alabama: 0.34%
Utilities revenue: 0.34%
Black Belt Energy Gas District Series Aøø	5.25%	5-1-2055	$510,000	$527,743
California: 0.33%
Utilities revenue: 0.33%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	523,262
Florida: 0.16%
Resource recovery revenue: 0.16%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	250,000	253,660
Guam: 7.40%
Airport revenue: 1.81%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2027	300,000	305,240
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	100,000	102,980
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2030	270,000	283,008
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2031	400,000	422,374
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	266,931
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,010,247
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	455,046
				2,845,826
Miscellaneous revenue: 0.96%
Territory of Guam Series F	4.00	1-1-2042	1,550,000	1,513,516
Tax revenue: 0.67%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,049,451
Utilities revenue: 0.68%
Guam Power Authority Series A	5.00	10-1-2026	500,000	501,824
Guam Power Authority Series A	5.00	10-1-2038	550,000	556,153
				1,057,977
Water & sewer revenue: 3.28%
Guam Government Waterworks Authority	5.00	7-1-2027	500,000	500,578
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	505,751
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,215,877
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2036	105,000	115,804
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	1-1-2050	1,650,000	1,693,097
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2029	115,000	121,002
				5,152,109
				11,618,879
The accompanying notes are an integral part of these financial statements.
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Illinois: 0.82%
GO revenue: 0.65%
City of Chicago Series A	5.50%	1-1-2041	$1,000,000	$1,024,293
Miscellaneous revenue: 0.17%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	264,460
				1,288,753
Kentucky: 1.32%
Utilities revenue: 1.32%
Kentucky Public Energy Authority Series A	5.00	6-1-2034	2,000,000	2,078,901
Minnesota: 2.18%
Health revenue: 0.79%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2044	1,165,000	1,243,695
Housing revenue: 1.39%
Big Lake EDA Series A	5.00	2-1-2045	675,000	710,346
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,477,878
				2,188,224
				3,431,919
Missouri: 1.09%
Health revenue: 1.09%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series A	5.00	4-1-2036	1,500,000	1,712,430
New Jersey: 0.28%
Education revenue: 0.28%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	444,479
New York: 0.92%
Education revenue: 0.92%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	442,421
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	1,001,189
				1,443,610
Pennsylvania: 2.84%
Education revenue: 0.38%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	601,805
GO revenue: 0.60%
School District of Philadelphia Series B	5.00	9-1-2048	895,000	935,546
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.86%
Lancaster IDA Willow Valley Communities Obligated Group	5.00%	12-1-2044	$890,000	$894,411
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,029,660
				2,924,071
				4,461,422
Puerto Rico: 2.24%
Health revenue: 1.19%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	205,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	461,764
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	977,818
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	230,513
				1,875,095
Miscellaneous revenue: 1.05%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,645,000	1,649,818
				3,524,913
Texas: 1.84%
Education revenue: 0.64%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	998,573
GO revenue: 1.20%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,883,797
				2,882,370
Virgin Islands: 0.66%
Tax revenue: 0.66%
Matching Fund Special Purpose Securitization Corp. United States Virgin Islands Federal Excise Tax Series A	5.00	10-1-2039	1,000,000	1,039,787
Wisconsin: 76.35%
Education revenue: 7.15%
PFA Cincinnati Classical Academy Series A144A	5.88	6-15-2054	500,000	501,935
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	405,000	408,240
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,498,236
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,494,473
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,120,156
The accompanying notes are an integral part of these financial statements.
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.00%	4-1-2038	$1,200,000	$914,085
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2039	1,000,000	749,903
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2040	1,000,000	722,178
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2041	750,000	535,688
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2042	1,000,000	705,518
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	595,000	594,504
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	986,438
				11,231,354
GO revenue: 1.33%
City of Milwaukee Series N5 (BAM Insured)	5.00	12-1-2039	1,915,000	2,096,090
Health revenue: 22.79%
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2037	275,000	280,713
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2038	375,000	381,816
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	180,371
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	160,201
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	165,000	181,119
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	130,000	141,899
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	500,000	542,675
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	5,795,000	6,179,053
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	2,035,000	2,159,951
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	4,020,060
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,060,000
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	51,995
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,341,400
Wisconsin HEFA Chiara Housing & Services, Inc. Obligated Group	5.63	7-1-2035	530,000	560,879
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	100,748
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	75,431
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	2,036,819
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	754,101
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	418,996
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,046,464
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,350,000	1,350,781
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	550,000	550,186
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,486,878
Wisconsin HEFA Sanford Obligated Group Series A	3.00	2-15-2031	230,000	221,684
Wisconsin HEFA Sanford Obligated Group Series C	3.25	2-15-2032	185,000	178,747
Wisconsin HEFA Sanford Obligated Group Series C	5.00	2-15-2027	400,000	405,188
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Sanford Obligated Group Series C	5.00%	2-15-2028	$650,000	$658,269
Wisconsin HEFA Sanford Obligated Group Series C	5.00	2-15-2029	500,000	506,345
Wisconsin HEFA Sanford Obligated Group Series C	5.00	2-15-2047	4,785,000	4,798,537
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	944,360
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	590,467
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	431,495
				35,797,628
Housing revenue: 28.75%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,415,436
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	258,611
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,348,712
Ashwaubenon CDA County of Brown	4.00	6-1-2033	100,000	102,052
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	9,000,000	3,048,397
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	121,139
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	235,435
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	805,221
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,597,682
Kaukauna RDA	3.75	6-1-2032	850,000	850,279
Kaukauna RDA	4.00	6-1-2028	425,000	425,454
Kaukauna RDA	4.00	6-1-2035	900,000	900,351
Milwaukee RDA Public Schools	5.00	11-15-2028	325,000	327,319
Milwaukee RDA Public Schools	5.00	11-15-2030	195,000	196,392
Milwaukee RDA Public Schools	5.00	11-15-2033	750,000	755,240
Milwaukee RDA Public Schools	5.00	11-15-2034	675,000	679,389
Milwaukee RDA Public Schools	5.00	11-15-2036	500,000	502,749
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,027,170
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,007,136
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	755,352
New Richmond CDA Series A	4.00	9-1-2042	200,000	197,954
New Richmond CDA Series A	4.25	9-1-2045	200,000	196,750
New Richmond CDA Series A	4.38	9-1-2047	150,000	145,539
New Richmond CDA Series A	4.63	9-1-2055	820,000	796,591
New Richmond CDA Series A	5.00	9-1-2031	100,000	109,661
New Richmond CDA Series A	5.00	9-1-2033	120,000	134,384
New Richmond CDA Series A	5.00	9-1-2034	115,000	127,253
New Richmond CDA Series A	5.00	9-1-2036	100,000	109,641
New Richmond CDA Series A	5.00	9-1-2039	150,000	163,325
New Richmond CDA Series A	5.00	9-1-2040	100,000	107,909
Slinger RDA Village of Slinger Series A	5.00	3-1-2045	3,670,000	3,877,987
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	937,209
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	563,985
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,200,000	2,203,134
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,538,000	2,566,986
The accompanying notes are an integral part of these financial statements.
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E (FNMA Insured)	4.75%	6-1-2043	$3,000,000	$3,126,492
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	729,716
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	491,991
Wisconsin Housing & EDA Series A	3.40	11-1-2032	955,000	956,031
Wisconsin Housing & EDA Series A	5.05	11-1-2055	1,400,000	1,448,352
Wisconsin Housing & EDA Series Bøø	3.75	11-1-2055	1,165,000	1,168,459
Wisconsin Housing & EDA Series C	3.88	11-1-2035	700,000	700,199
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	326,787
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	303,973
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	335,318
Wisconsin Housing & EDA Timberline Terrace LLC Series Cøø	3.05	8-1-2030	500,000	500,347
Wisconsin Housing & EDA Timberline Terrace Project Series 2026- 08FN (FNMA Insured)	4.65	8-1-2045	2,000,000	2,015,177
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	166,045
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,297,434
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	3,004,888
				45,169,033
Miscellaneous revenue: 14.37%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.75	6-1-2036	10,600,000	10,600,000
Wisconsin Center District	5.00	12-15-2034	1,000,000	1,137,654
Wisconsin Center District (AG Insured)	5.25	12-15-2027	630,000	644,492
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,285,000	1,748,089
Wisconsin Center District Series A CAB (NPFGC Insured)¤	0.00	12-15-2027	100,000	95,740
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2028	1,075,000	996,496
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2030	595,000	513,449
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2050	10,000,000	3,118,069
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	6,675,000	2,779,409
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2060	5,000,000	935,273
				22,568,671
Tax revenue: 1.64%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2027	270,000	259,131
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2028	245,000	228,341
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	2,055,000	2,079,930
				2,567,402
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 7

Portfolio of investments—June 30, 2026

		Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.32%
PFA Duke Energy Progress LLC Series A-1øø		3.30%	10-1-2046	$500,000	$499,699
					119,929,877
Total municipal obligations (Cost $158,677,751)					155,162,005
Total investments in securities (Cost $158,677,751)	98.77%				155,162,005
Other assets and liabilities, net	1.23				1,925,579
Total net assets	100.00%				$157,087,584

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
The accompanying notes are an integral part of these financial statements.
8 | Allspring Wisconsin Tax-Free Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $158,677,751)	$155,162,005
Cash	148,391
Receivable for interest	1,683,160
Receivable for Fund shares sold	265,187
Receivable for investments sold	85,251
Prepaid expenses and other assets	22,161
Total assets	157,366,155
Liabilities
Payable for Fund shares redeemed	170,288
Management fee payable	38,340
Shareholder servicing fees payable	29,376
Dividends payable	15,715
Administration fees payable	13,705
Accrued expenses and other liabilities	11,147
Total liabilities	278,571
Total net assets	$157,087,584
Net assets consist of
Paid-in capital	$161,348,126
Total distributable loss	(4,260,542)
Total net assets	$157,087,584
Computation of net asset value and offering price per share
Net assets–Class A	$61,865,445
Shares outstanding–Class A1	5,853,271
Net asset value per share–Class A	$10.57
Maximum offering price per share – Class A2	$11.07
Net assets–Institutional Class	$95,222,139
Shares outstanding–Institutional Class[1]	9,008,450
Net asset value per share–Institutional Class	$10.57
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 9

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$5,270,247
Expenses
Management fee	566,211
Administration fees
Class A	87,986
Class C	1,411 [1]
Institutional Class	65,558
Shareholder servicing fees
Class A	146,575
Class C	2,345 [1]
Distribution fee
Class C	7,036 [1]
Custody and accounting fees	5,721
Professional fees	49,391
Registration fees	69,749
Shareholder report expenses	23,742
Trustees’ fees and expenses	6,080
Other fees and expenses	10,193
Total expenses	1,041,998
Less: Fee waivers and/or expense reimbursements
Fund-level	(111,551)
Class A	(114,451)
Net expenses	815,996
Net investment income	4,454,251
Realized and unrealized gains (losses) on investments
Net realized gains on investments	7,216
Net change in unrealized gains (losses) on investments	4,469,376
Net realized and unrealized gains (losses) on investments	4,476,592
Net increase in net assets resulting from operations	$8,930,843
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Wisconsin Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$4,454,251		$3,814,856
Net realized gains (losses) on investments		7,216		(184,222)
Net change in unrealized gains (losses) on investments		4,469,376		(1,329,227)
Net increase in net assets resulting from operations		8,930,843		2,301,407
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,804,075)		(1,605,019)
Class C		(21,048)[1]		(57,759)
Institutional Class		(2,622,041)		(2,145,275)
Total distributions to shareholders		(4,447,164)		(3,808,053)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	846,031	8,840,096	472,804	4,908,104
Class C	20,839 [1]	215,984 [1]	47,823	495,939
Institutional Class	3,455,100	36,154,854	2,237,723	23,178,154
		45,210,934		28,582,197
Reinvestment of distributions
Class A	159,027	1,665,268	142,092	1,473,500
Class C	1,746 [1]	18,059 [1]	5,396	55,942
Institutional Class	246,967	2,586,611	202,278	2,096,697
		4,269,938		3,626,139
Payment for shares redeemed
Class A	(608,265)	(6,356,646)	(857,616)	(8,840,968)
Class C	(36,018)[1]	(372,108)[1]	(77,665)	(799,117)
Institutional Class	(2,009,221)	(20,897,488)	(1,486,720)	(15,373,596)
		(27,626,242)		(25,013,681)
Share conversions
Class A	233,541 [2]	2,455,850 [2]	0	0
Class C	(233,559)[2]	(2,455,850)[2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		21,854,630		7,194,655
Total increase in net assets		26,338,309		5,688,009
Net assets
Beginning of period		130,749,275		125,061,266
End of period		$157,087,584		$130,749,275
1 For the period from July 1, 2025 to November 14, 2025
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.23	$10.34	$10.25	$10.30	$11.28
Net investment income	0.32 [1]	0.30 [1]	0.27 [1]	0.25	0.20
Net realized and unrealized gains (losses) on investments	0.34	(0.11)	0.09	(0.05)	(0.97)
Total from investment operations	0.66	0.19	0.36	0.20	(0.77)
Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.27)	(0.25)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.32)	(0.30)	(0.27)	(0.25)	(0.21)
Net asset value, end of period	$10.57	$10.23	$10.34	$10.25	$10.30
Total return[2]	6.54%	1.79%	3.58%	1.95%	(6.93)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.94%	0.95%	0.95%	0.92%
Net expenses	0.64%	0.68%	0.70%	0.70%	0.69%
Net investment income	3.08%	2.85%	2.67%	2.41%	1.79%
Supplemental data
Portfolio turnover rate	20%	14%	9%	15%	12%
Net assets, end of period (000s omitted)	$61,865	$53,408	$56,490	$63,820	$66,388

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.23	$10.34	$10.25	$10.30	$11.28
Net investment income	0.33 [1]	0.31 [1]	0.29 [1]	0.27	0.22
Net realized and unrealized gains (losses) on investments	0.34	(0.11)	0.09	(0.05)	(0.97)
Total from investment operations	0.67	0.20	0.38	0.22	(0.75)
Distributions to shareholders from
Net investment income	(0.33)	(0.31)	(0.29)	(0.27)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.33)	(0.31)	(0.29)	(0.27)	(0.23)
Net asset value, end of period	$10.57	$10.23	$10.34	$10.25	$10.30
Total return[2]	6.67%	1.95%	3.77%	2.13%	(6.78)%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.62%	0.63%	0.62%	0.59%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.20%	3.02%	2.85%	2.59%	1.96%
Supplemental data
Portfolio turnover rate	20%	14%	9%	15%	12%
Net assets, end of period (000s omitted)	$95,222	$74,816	$65,766	$77,605	$78,887

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 13

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $158,677,209 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,248,053
Gross unrealized losses	(4,763,257)
Net unrealized losses	$(3,515,204)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $70,791 in short-term capital losses and $681,678 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$155,162,005	$0	$155,162,005
Total assets	$0	$155,162,005	$0	$155,162,005
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Wisconsin Tax-Free Fund | 15

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $4,454 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
16 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $17,871,908, $23,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $39,086,839 and $25,685,020, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$80,543	$0
Tax-exempt income	4,366,621	3,808,053
Total	$4,447,164	$3,808,053
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$22,846	$(3,515,204)	$(752,469)	$(4,244,827)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Wisconsin.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
Allspring Wisconsin Tax-Free Fund | 17

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Wisconsin Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Wisconsin Tax-Free Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
Allspring Wisconsin Tax-Free Fund | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Wisconsin Tax-Free Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Wisconsin Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which is not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which is not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.

Allspring Wisconsin Tax-Free Fund | 23

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Wisconsin Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3328 06-26

Allspring Ultra
Short-Term
Municipal Income
Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.07%
California: 0.44%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (25 shares) 3.12%144Aø	$2,500,000	$2,500,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (22 shares) 3.12%144Aø	2,200,000	2,200,000
		4,700,000
Massachusetts: 0.63%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series B (38 shares) 3.12%144Aø	3,750,000	3,750,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (30 shares) 2.75%144Aø	3,000,000	3,000,000
		6,750,000
Total closed-end fund obligations (Cost $11,450,000)		11,450,000

	Interest rate	Maturity date
Municipal obligations: 99.99%
Alabama: 5.02%
Housing revenue: 0.18%
Alabama HFA Fred Marshall Court Ltd. Series Føø	3.15%	12-1-2028	1,900,000	1,906,855
Industrial development revenue: 0.23%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	2.75	7-15-2034	2,500,000	2,486,712
Utilities revenue: 4.61%
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	3.02	10-1-2052	6,000,000	5,984,474
Black Belt Energy Gas District Series A	5.00	12-1-2029	1,500,000	1,565,807
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,270,000	1,297,017
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,663,869
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	3.83	7-1-2052	3,500,000	3,512,042
Black Belt Energy Gas District Series E	5.00	5-1-2029	1,790,000	1,861,329
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	2.80	8-1-2037	4,687,000	4,679,642
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	2.02	2-1-2031	15,000,000	15,000,000
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,750,000
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2027	2,300,000	2,356,977
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2026	3,000,000	3,019,729
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Morgan Stanley Bank LIQ)144Aø	2.92	4-1-2054	2,755,000	2,755,000
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series MS0100 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.07%	8-1-2033	$2,000,000	$2,000,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.20	8-1-2063	2,000,000	2,000,000
				49,445,886
				53,839,453
Alaska: 0.34%
Airport revenue: 0.20%
State of Alaska International Airports System Series C AMT	5.00	10-1-2029	2,040,000	2,169,599
Health revenue: 0.14%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,488,898
				3,658,497
Arizona: 2.07%
GO revenue: 0.09%
City of Mesa	5.00	7-1-2028	870,000	912,167
Housing revenue: 0.86%
Arizona IDA Diamond View at Ballpark Village LPøø	2.76	7-1-2047	4,180,000	4,143,544
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,103,850
IDA of the County of Pima Flats at Ballpark Village LP Series 2025øø	2.71	10-1-2059	4,000,000	3,979,860
				9,227,254
Industrial development revenue: 0.47%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	3,046,845
Chandler IDA Intel Corp. Series 1 AMTøø	5.00	9-1-2042	2,000,000	2,023,306
				5,070,151
Resource recovery revenue: 0.65%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	2.95	12-1-2035	7,000,000	6,998,650
				22,208,222
Arkansas: 0.53%
Housing revenue: 0.37%
Arkansas Development Finance Authority Series B (GNMA / FNMA / FHLMC Insured)øø	2.88	7-1-2057	4,000,000	4,000,101
Tax revenue: 0.16%
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	125,216
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	102,603
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2028	1,420,000	1,476,597
				1,704,416
				5,704,517
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
California: 6.18%
Education revenue: 0.19%
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40%	12-1-2026	$2,000,000	$2,001,987
GO revenue: 0.30%
Dublin Unified School District%%	5.00	8-1-2026	1,140,000	1,141,721
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,019,085
State of California	5.00	3-1-2028	55,000	55,112
				3,215,918
Health revenue: 0.74%
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	556,340
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2027	600,000	601,022
California Statewide CDA Series A144A	5.00	10-1-2028	4,200,000	4,398,337
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,348,851
				7,904,550
Housing revenue: 1.27%
PFA Class A Series 2025-VRS212 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	2-1-2055	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.69	12-18-2053	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Citibank N.A. LOC, Citibank N.A. LIQ)144Aø	2.79	9-1-2048	5,157,287	5,157,287
				13,657,287
Miscellaneous revenue: 0.75%
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.85	12-29-2027	3,000,000	3,000,000
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	2.10	8-1-2042	2,000,000	2,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,003,770
				8,003,770
Resource recovery revenue: 0.44%
California Municipal Finance Authority Waste Management, Inc. Series A AMTø	2.85	10-1-2045	4,750,000	4,749,683
Utilities revenue: 2.26%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	3,440,000	3,592,541
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	686,555
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	587,662
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	407,003
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00%	9-1-2028	$500,000	$515,098
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3207 (Morgan Stanley Bank LIQ)144Aø	2.92	2-1-2054	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Series XG0637 (Morgan Stanley Bank LIQ)144Aø	2.82	10-1-2055	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0727 (Morgan Stanley Bank LIQ)144Aø	2.92	4-1-2056	6,500,000	6,500,000
				24,288,859
Water & sewer revenue: 0.23%
Los Angeles Department of Water & Power Water System Revenue Series C	5.00	7-1-2026	2,450,000	2,450,000
				66,272,054
Colorado: 1.30%
Airport revenue: 0.38%
City & County of Denver Airport System Revenue Series A AMT	5.00	11-15-2030	4,000,000	4,104,300
Health revenue: 0.68%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Cøø	5.00	5-15-2062	7,000,000	7,328,858
Miscellaneous revenue: 0.13%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2028	795,000	832,681
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2029	500,000	531,756
				1,364,437
Transportation revenue: 0.09%
E-470 Public Highway Authority Series B (U.S. SOFR+0.70%)±%%	3.14	9-1-2039	1,000,000	998,910
Utilities revenue: 0.02%
City of Colorado Springs Utilities System Revenue Series C (Sumitomo Mitsui Banking Corp. SPA)ø	2.65	11-1-2028	195,000	195,000
				13,991,505
Connecticut: 1.99%
Education revenue: 1.27%
Connecticut State HEFA Series A-4ø%%	2.95	7-1-2042	10,000,000	10,000,000
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	655,000	655,000
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	3,013,023
				13,668,023
Health revenue: 0.72%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B (PNC Bank N.A. LOC)ø	2.68	7-1-2056	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Connecticut State HEFA Hartford HealthCare Obligated Group Series C (PNC Bank N.A. LOC)ø	2.68%	7-1-2056	$4,000,000	$4,000,000
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,735,000
				7,735,000
				21,403,023
District of Columbia: 0.61%
Airport revenue: 0.24%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2029	2,355,000	2,503,858
Housing revenue: 0.37%
District of Columbia Housing Finance Agency Benning Corridor Titleholder LLCøø	3.20	9-1-2040	4,000,000	4,000,407
				6,504,265
Florida: 4.66%
Airport revenue: 0.88%
County of Miami-Dade Aviation Revenue Series B%%	5.00	10-1-2026	3,400,000	3,418,483
Tender Option Bond Trust Receipts/Certificates Series CF7044 (AG Insured) (Citibank N.A. LIQ)144Aø	2.82	10-1-2040	6,000,000	6,000,000
				9,418,483
Health revenue: 1.29%
City of South Miami Health Facilities Authority, Inc. Baptist Health South Florida Obligated Group Series Bøø	5.00	8-15-2065	3,000,000	3,238,343
Escambia County Health Facilities Authority ACTS Retirement-Life Communities, Inc. Obligated Group Series B (AG Insured) (TD Bank N.A. SPA)ø	2.95	11-15-2029	2,950,000	2,950,000
PFA Class A Series 2025-VRS214 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.73	12-1-2055	2,665,000	2,665,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1155 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.70	1-1-2029	5,000,000	5,000,000
				13,853,343
Housing revenue: 2.12%
Florida Housing Finance Corp. Claude Pepper LLC Series Møø	3.10	12-1-2044	3,000,000	3,006,287
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	2,000,000	1,996,134
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,501,745
Lee County HFA Chamberlain Family Apartments Ltd.øø	2.95	1-1-2060	3,500,000	3,501,683
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	2,000,000	2,006,800
Miami-Dade County HFA Residences at Palm Court LLC Series Bøø	2.95	9-1-2029	2,700,000	2,692,596
Pinellas County HFA Archway Flats on 4th LLLPøø	3.75	4-1-2044	6,000,000	6,034,820
				22,740,065
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.37%
Palm Beach County School District Series A COP	5.00%	8-1-2026	$4,000,000	$4,007,186
				50,019,077
Georgia: 4.38%
Housing revenue: 1.53%
Atlanta Urban Residential Finance Authority Garson Redevelopment LLCøø	3.05	1-1-2045	1,525,000	1,525,665
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	2,250,000	2,255,888
Roswell Housing Authority (Northern Trust Company LOC)ø	2.62	9-1-2027	12,600,000	12,600,000
				16,381,553
Utilities revenue: 2.65%
Development Authority of Burke County Georgia Power Co.øø	3.35	11-1-2048	4,000,000	4,051,189
Development Authority of Monroe County Georgia Power Co.øø	2.80	4-1-2043	4,000,000	3,961,673
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,869,129
Main Street Energy, Inc. Energy Project Series D	5.00	12-1-2029	1,500,000	1,566,298
Main Street Energy, Inc. Energy Project Series D	5.00	12-1-2030	1,750,000	1,837,829
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	12,000,000	12,047,609
Main Street Natural Gas, Inc. Series E	5.00	12-1-2026	2,745,000	2,764,924
Municipal Electric Authority of Georgia JEA Electric System Revenue Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2026	300,000	300,000
				28,398,651
Water & sewer revenue: 0.20%
RBC Municipal Products, Inc. Trust Series 2026-G-134 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.70	5-1-2034	2,210,000	2,210,000
				46,990,204
Guam: 0.19%
Utilities revenue: 0.09%
Guam Power Authority Series A	5.00	10-1-2026	1,000,000	1,004,202
Water & sewer revenue: 0.10%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	400,000	400,000
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	650,000	650,000
				1,050,000
				2,054,202
Hawaii: 0.00%
GO revenue: 0.00%
State of Hawaii Series FB	4.00	4-1-2029	40,000	40,048
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Idaho: 0.73%
Health revenue: 0.19%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series IDø	2.45%	12-1-2048	$2,000,000	$1,999,694
Housing revenue: 0.28%
Idaho Housing & Finance Association Domes Church Apartments LLCøø	3.35	6-10-2050	3,000,000	3,018,398
Resource recovery revenue: 0.26%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,810,000	2,838,196
				7,856,288
Illinois: 4.75%
Airport revenue: 0.92%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,239,860
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,046,154
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	394,493
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	233,146
Tender Option Bond Trust Receipts/Certificates Series XX1446 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.79	1-1-2060	7,000,000	7,000,000
				9,913,653
Education revenue: 0.09%
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	325,342
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	597,996
				923,338
GO revenue: 1.26%
Chicago Board of Education Series A (AG Insured)	5.00	12-1-2026	1,850,000	1,864,513
Chicago Board of Education Series B	5.25	12-1-2028	350,000	359,228
Chicago Board of Education Series C	5.25	12-1-2027	675,000	686,244
Chicago Board of Education Series C	5.25	12-1-2029	1,100,000	1,136,809
State of Illinois	5.00	1-1-2030	2,500,000	2,503,893
State of Illinois (AG Insured)	4.00	2-1-2030	1,500,000	1,510,249
State of Illinois Series A	5.00	3-1-2027	1,450,000	1,471,662
State of Illinois Series C	5.00	11-1-2029	1,940,000	1,998,158
Tender Option Bond Trust Receipts/Certificates Series 2026- XF8138 (BAM Insured) (JPMorgan Chase Bank N.A. LIC)144Aø	2.77	12-1-2033	2,000,000	2,000,000
				13,530,756
Health revenue: 0.41%
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,556,339
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	2,820,000	2,822,281
				4,378,620
Housing revenue: 0.78%
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,150,509
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Illinois Housing Development Authority Corcoran I LLC (Department of Housing and Urban Development Insured)øø	3.15%	7-1-2029	$2,200,000	$2,206,874
Illinois Housing Development Authority Lakeside Preservation LLC Series Bøø	3.15	8-1-2029	1,500,000	1,505,088
Illinois Housing Development Authority Maywood SLF I LP Series A (FHA Insured) (FHLB SPA)ø	2.71	1-1-2064	970,000	970,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,519,811
				8,352,282
Miscellaneous revenue: 0.75%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.68	11-1-2034	1,935,000	1,941,623
PFA Class A Series VRS220 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	2-15-2055	4,750,000	4,750,000
Village of Brookfield Chicago Zoological Society (Northern Trust Company LOC)ø	2.65	6-1-2038	1,300,000	1,300,000
				7,991,623
Tax revenue: 0.43%
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	2,015,000	2,036,705
State of Illinois Sales Tax Revenue Series A	5.00	6-15-2028	2,500,000	2,616,096
				4,652,801
Water & sewer revenue: 0.11%
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	606,313
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	619,930
				1,226,243
				50,969,316
Indiana: 1.49%
Housing revenue: 0.94%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	5,000,000	5,354,656
Wayne Township School Building Corp. Metropolitan School District Series B	5.00	1-15-2027	1,400,000	1,415,433
Westfield RDA City of Westfield Redevelopment Commission	5.00	7-1-2026	520,000	520,000
Westfield RDA City of Westfield Redevelopment Commission	5.00	1-1-2027	535,000	540,478
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	7-15-2028	1,070,000	1,118,662
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	1-15-2029	1,050,000	1,107,999
				10,057,228
Utilities revenue: 0.38%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,000,000	4,066,756
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.17%
City of Indianapolis Department of Public Utilities Water System Revenue Series B	5.00%	10-1-2028	$1,835,000	$1,845,092
				15,969,076
Iowa: 0.32%
Health revenue: 0.05%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series A	4.00	5-15-2031	550,000	553,298
Utilities revenue: 0.27%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	2,820,000	2,829,930
				3,383,228
Kansas: 1.64%
GO revenue: 1.64%
City of Manhattan (BAM Insured)	5.00	6-15-2028	2,780,000	2,784,241
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,130,000	2,134,125
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,107,257
City of Topeka Series A	3.00	10-1-2026	4,680,000	4,680,767
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2026	280,000	280,919
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	338,387
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2028	380,000	396,947
Tender Option Bond Trust Receipts/Certificates Series 2025- ZF1819 (BAM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.70	9-1-2032	1,875,000	1,875,000
				17,597,643
Kentucky: 1.92%
Education revenue: 0.16%
City of Pikeville BAN%%	3.80	8-1-2028	1,750,000	1,750,413
GO revenue: 0.28%
Fayette County School District%%	4.00	6-15-2027	3,000,000	3,032,414
Health revenue: 0.27%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Bøø	5.00	10-1-2047	800,000	843,752
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00	10-1-2047	2,000,000	2,009,015
				2,852,767
Miscellaneous revenue: 0.46%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	705,000	718,464
Rural Water Financing Agency City of Millington Series A	3.70	5-1-2027	4,225,000	4,225,587
				4,944,051
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
Kentucky Public Energy Authority Series A-1	5.00%	7-1-2026	$500,000	$500,000
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	534,229
				1,034,229
Water & sewer revenue: 0.65%
Rural Water Financing Agency County of Macon Series B	3.05	5-1-2027	7,000,000	6,999,956
				20,613,830
Louisiana: 0.65%
GO revenue: 0.16%
City of New Orleans	5.00	12-1-2026	1,635,000	1,647,506
Industrial development revenue: 0.28%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,000,000
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	2,000,000	2,039,715
				3,039,715
Water & sewer revenue: 0.21%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	836,213
City of Shreveport (AG Insured)	5.00	12-1-2028	1,365,000	1,433,968
				2,270,181
				6,957,402
Maryland: 0.69%
Health revenue: 0.66%
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00	8-15-2028	2,000,000	2,096,494
Residual Interest Bond Floater Trust Various States Series 2022-024 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.02	11-15-2049	5,000,000	5,000,000
				7,096,494
Housing revenue: 0.03%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	309,332
				7,405,826
Massachusetts: 1.25%
Education revenue: 0.52%
Tender Option Bond Trust Receipts/Certificates Series 2016- XG0014 (Bank of America N.A. LIQ)144Aø	2.74	7-1-2032	5,550,000	5,550,000
GO revenue: 0.73%
Spencer East Brookfield Regional School District BAN	3.50	12-17-2026	3,950,000	3,963,240
Tender Option Bond Trust Receipts/Certificates Series ZL0339 (Morgan Stanley Bank LIQ)144Aø	2.69	10-1-2047	1,335,000	1,335,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Town of Abington BAN	4.00%	4-22-2027	$1,500,000	$1,510,165
Town of Billerica BAN	4.00	8-19-2026	1,090,000	1,091,463
				7,899,868
				13,449,868
Michigan: 0.55%
GO revenue: 0.37%
Tender Option Bond Trust Receipts/Certificates Series 2025- YX1437 (QSBLF Insured) (Barclays Bank plc LIQ)144Aø	2.72	5-1-2050	4,000,000	4,000,000
Health revenue: 0.18%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	2.92	1-15-2047	1,935,000	1,935,000
				5,935,000
Minnesota: 2.30%
Airport revenue: 0.26%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,779,634
GO revenue: 0.09%
City of Kiester Series A	4.00	12-1-2026	1,000,000	1,000,610
Health revenue: 1.00%
City of Rochester Mayo Clinicø	2.55	11-15-2047	3,600,000	3,600,000
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.60	11-15-2038	1,000,000	1,000,000
City of Rochester Mayo Clinic Series C (Bank of America N.A. SPA)ø	2.80	11-15-2064	1,500,000	1,500,000
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,100,000	1,124,598
Minnesota Agricultural & Economic Development Board Fairview Health Services Obligated Group Series B (Bank of America N.A. LOC)ø	3.05	11-15-2065	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	2.70	11-15-2053	1,435,000	1,435,000
				10,659,598
Housing revenue: 0.39%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.72	9-15-2031	245,000	245,000
Minnesota Housing Finance Agency Series F AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.67	1-1-2041	1,985,000	1,985,000
Minnesota Housing Finance Agency Series F-2	3.70	8-1-2026	1,965,000	1,965,883
				4,195,883
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.56%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30%	8-1-2026	$2,000,000	$2,000,179
Minnesota Rural Water Finance Authority, Inc. Public Projects Constructiion	2.88	1-1-2028	4,000,000	4,001,210
				6,001,389
				24,637,114
Mississippi: 0.40%
GO revenue: 0.08%
Biloxi Public School District	5.00	5-1-2028	845,000	877,409
Industrial development revenue: 0.18%
Mississippi Business Finance Corp. Chevron USA, Inc. Series Jø	3.05	11-1-2035	2,000,000	2,000,000
Utilities revenue: 0.14%
Mississippi Business Finance Corp. Coast Electric Power Association Series C (National Rural Utility Finance SPA)øø	3.00	5-1-2037	1,465,000	1,464,371
				4,341,780
Missouri: 0.77%
Health revenue: 0.77%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,193,408
HEFA of the State of Missouri Children’s Mercy Hospital Obligated Group Series A%%	5.00	5-15-2027	1,500,000	1,531,914
HEFA of the State of Missouri Children’s Mercy Hospital Obligated Group Series A%%	5.00	5-15-2029	750,000	797,682
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	767,366
				8,290,370
Nebraska: 0.23%
Tax revenue: 0.23%
City of McCook BAN	4.50	9-1-2027	2,500,000	2,507,815
Nevada: 0.23%
Housing revenue: 0.13%
Nevada Housing Division 890 Fremont Street LPøø	3.00	7-1-2056	1,400,000	1,400,542
Tax revenue: 0.10%
Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.88	6-15-2028	1,035,000	1,041,426
				2,441,968
New Hampshire: 0.28%
Education revenue: 0.19%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	2,004,438
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.09%
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	3.25%	10-1-2033	$1,000,000	$1,003,436
				3,007,874
New Jersey: 1.60%
Education revenue: 0.24%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00	12-1-2029	2,500,000	2,638,485
GO revenue: 0.56%
City of Newark BAN	4.00	12-11-2026	6,000,000	6,026,410
Housing revenue: 0.47%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1675 (Toronto-Dominion Bank LOC, Toronto-Dominion Bank LIQ)144Aø	2.71	6-15-2050	5,000,000	5,000,000
Miscellaneous revenue: 0.33%
Monmouth County Improvement Authority	4.00	3-12-2027	3,500,000	3,533,231
				17,198,126
New Mexico: 0.59%
Housing revenue: 0.44%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	3,000,000	3,010,769
New Mexico Mortgage Finance Authority Class I Series G-2 (GNMA / FNMA / FHLMC Insured)øø	3.00	9-1-2057	1,740,000	1,740,241
				4,751,010
Utilities revenue: 0.15%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2028	640,000	660,556
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2029	850,000	887,608
				1,548,164
				6,299,174
New York: 8.86%
Education revenue: 0.15%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	2.78	7-1-2032	1,640,000	1,640,000
GO revenue: 1.48%
City of Ithaca BAN	4.50	7-17-2026	1,700,000	1,700,740
City of Ithaca Series A BAN	4.25	2-12-2027	2,000,000	2,007,185
City of Mount Vernon144A	4.50	12-23-2026	3,000,000	3,006,852
City of New York Series 2ø	3.05	4-1-2042	5,700,000	5,700,000
City of New York Series A2 (Mizuho Bank Limited LOC)ø	3.05	10-1-2038	100,000	100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	3.05	10-1-2040	200,000	200,000
City of New York Series C-4 (AG Insured)€	2.08	1-1-2032	800,000	800,000
Town of Rotterdam Series C BAN	4.25	5-28-2027	2,347,455	2,369,714
				15,884,491
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue: 2.42%
New York City Housing Development Corp. Series A-2øø	3.70%	5-1-2063	$6,000,000	$6,003,015
New York State Housing Finance Agency Series B-2øø##	3.00	11-1-2055	20,000,000	20,011,596
				26,014,611
Industrial development revenue: 0.96%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.45	10-1-2028	1,350,000	1,350,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	5,000,000	5,054,440
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2030	3,835,000	3,938,917
				10,343,357
Miscellaneous revenue: 2.47%
JPMorgan Chase Putters/Drivers Trust Series 2026-5114 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	3.07	10-1-2026	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2026- BAP0002 (Bank of America N.A. LIQ)144Aø	2.97	12-2-2027	9,500,000	9,500,000
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.07	10-1-2027	4,645,000	4,645,000
Tender Option Bond Trust Receipts/Certificates Series ZF8056 (Bank of America N.A. LIQ)144Aø	2.70	5-15-2051	2,375,000	2,375,000
				26,520,000
Tax revenue: 0.06%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	3.05	8-1-2041	600,000	600,000
Transportation revenue: 0.85%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,016,478
Metropolitan Transportation Authority Series B	5.00	11-15-2026	7,000,000	7,057,933
				9,074,411
Utilities revenue: 0.47%
Long Island Power Authority Series Bøø	3.00	9-1-2055	5,000,000	5,010,271
				95,087,141
North Carolina: 1.21%
Airport revenue: 0.08%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	2.67	5-1-2036	835,000	835,000
Health revenue: 0.20%
North Carolina Medical Care Commission Advocate Health Obligated Group Series A-3	5.00	12-1-2028	2,000,000	2,110,123
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.93%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	2.75%	6-1-2038	$10,000,000	$9,997,909
				12,943,032
Ohio: 5.79%
Education revenue: 0.48%
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	2.87	1-15-2031	5,155,000	5,155,000
GO revenue: 2.25%
Akron City School District	4.00	8-6-2026	3,500,000	3,503,646
Akron-Summit County Public Library BAN	5.00	9-17-2026	3,000,000	3,005,669
City of Newark BAN	4.00	3-16-2027	1,000,000	1,004,285
City of Warrensville Heights BAN	4.00	6-23-2027	3,000,000	3,031,686
City of Wyoming BAN144A	4.00	10-13-2026	3,000,000	3,008,935
County of Belmont BAN	4.25	8-11-2026	1,000,000	1,001,270
County of Lorain Series A BAN	4.00	4-21-2027	5,000,000	5,028,973
Kettering City School District BAN	5.00	12-1-2026	4,500,000	4,540,677
				24,125,141
Health revenue: 1.39%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,113,790
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group (Barclays Bank plc SPA)ø	3.00	1-1-2043	5,000,000	5,000,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2027	2,250,000	2,272,835
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B (JPMorgan Chase Bank N.A. LOC)ø	3.05	1-15-2050	2,500,000	2,500,000
				14,886,625
Housing revenue: 0.56%
Ohio Housing Finance Agency Clover Glen II Senior Housing LPøø	2.96	12-1-2045	2,000,000	2,004,082
Ohio Housing Finance Agency Pebble Brooke Owner LPøø	3.35	7-1-2043	4,000,000	4,029,425
				6,033,507
Miscellaneous revenue: 0.19%
County of Cuyahoga Convention Hotel Project COP	5.00	12-1-2026	2,000,000	2,017,974
Resource recovery revenue: 0.19%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75	1-1-2029	2,000,000	2,020,749
Tax revenue: 0.56%
City of Huber Heights BAN	5.00	11-19-2026	6,000,000	6,045,666
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.17%
American Municipal Power, Inc. Series 2025A	5.00%	2-15-2029	$765,000	$804,453
American Municipal Power, Inc. Village of Versailles Electric Revenue BAN	4.00	5-13-2027	1,000,000	1,008,188
				1,812,641
				62,097,303
Oklahoma: 2.86%
Education revenue: 0.07%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	716,976
GO revenue: 0.31%
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2027	400,000	400,014
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2028	375,000	374,166
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2029	400,000	397,027
Garfield County Independent School District No. 56 Pioneer- Pleasant Vale Series A	3.38	11-1-2030	150,000	148,568
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,035,000
				3,354,775
Health revenue: 0.40%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.31	8-15-2031	4,255,000	4,255,000
Housing revenue: 1.35%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,780,000	1,786,576
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2027	2,150,000	2,181,574
Oklahoma Housing Finance Agency Lakeshore Pointe LLCøø	3.35	12-1-2027	5,000,000	5,011,906
Oklahoma Housing Finance Agency Villages at a New Leaf II LP Series 2025øø	3.40	7-1-2028	1,525,000	1,532,871
Oklahoma Housing Finance Agency Villages at Rose Hill LLCøø	3.13	6-1-2045	2,000,000	2,009,447
Texas County Development Authority Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	943,485
Tulsa County Industrial Authority Independent School District No. 11 Owasso	5.00	9-1-2026	1,000,000	1,003,148
				14,469,007
Utilities revenue: 0.52%
Tender Option Bond Trust Receipts/Certificates Series XX1441 (AG Insured) (Barclays Bank plc LIQ)144Aø	2.77	1-1-2056	5,625,000	5,625,000
Water & sewer revenue: 0.21%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1572 (Royal Bank of Canada LIQ)144Aø	2.70	10-1-2045	2,220,000	2,220,000
				30,640,758
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Oregon: 0.88%
Airport revenue: 0.45%
Port of Portland Series 30A AMT	5.00%	7-1-2029	$3,960,000	$4,194,541
Port of Portland Series 30B AMT	5.00	7-1-2026	675,000	675,000
				4,869,541
Housing revenue: 0.43%
State of Oregon Housing & Community Services Department Civic Station Housing LP Series Qøø	3.13	7-1-2044	4,600,000	4,614,712
				9,484,253
Pennsylvania: 4.29%
Education revenue: 0.34%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,254,177
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	431,069
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0539 (Morgan Stanley Bank LIQ)144Aø	2.70	8-1-2054	1,000,000	1,000,000
				3,685,246
GO revenue: 0.02%
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2026	170,000	169,419
Health revenue: 1.90%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.37	11-15-2047	6,000,000	5,966,001
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.29	12-1-2041	6,795,000	6,795,000
Geisinger Authority Kaiser Obligated Group Series Bøø	5.00	4-1-2043	3,000,000	3,007,999
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	918,996
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.48	9-1-2050	1,800,000	1,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.72	7-15-2043	1,850,000	1,850,000
				20,337,996
Housing revenue: 1.22%
Mizuho Floater/Residual Trust Series 2026-MIZ9245 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.90	6-2-2028	7,331,208	7,331,208
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	3,500,000	3,510,344
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2027	2,250,000	2,270,809
				13,112,361
Resource recovery revenue: 0.81%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.00	6-1-2044	2,000,000	2,000,000
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue(continued)
Pennsylvania EDFA Republic Services, Inc. Series B-1 AMTø	2.95%	4-1-2049	$5,725,000	$5,724,197
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	992,931
				8,717,128
				46,022,150
Puerto Rico: 0.15%
Miscellaneous revenue: 0.15%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,645,000	1,649,818
South Carolina: 0.52%
Health revenue: 0.15%
Medical University Hospital Authority Nexton Project (FHA Insured)	5.00	5-15-2029	200,000	211,692
Medical University Hospital Authority Nexton Project (FHA Insured)	5.00	5-15-2030	150,000	161,369
Medical University Hospital Authority Nexton Project (FHA Insured)	5.00	11-15-2030	175,000	189,648
Medical University Hospital Authority Nexton Project (FHA Insured)	5.00	5-15-2031	240,000	261,864
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2027	250,000	254,886
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2028	275,000	283,436
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2029	250,000	259,718
				1,622,613
Resource recovery revenue: 0.30%
South Carolina Jobs-EDA Enerra SC-1 LLC AMT144Aøø	3.70	12-15-2027	3,250,000	3,248,521
Utilities revenue: 0.07%
South Carolina Public Service Authority Series A (Bank of America N.A. LOC)ø	2.92	1-1-2036	700,000	700,000
				5,571,134
Tennessee: 2.44%
Health revenue: 0.20%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series B	5.00	7-1-2029	2,000,000	2,117,157
Housing revenue: 1.54%
Chattanooga Health Educational & Housing Facility Board One Westside Phase 1B LPøø	3.60	6-1-2048	2,000,000	2,017,059
Dickson Health & Educational Facilities Board 841 Cowan Road LPøø	3.05	4-1-2044	3,000,000	3,005,167
Health Educational & Housing Facility Board of the City of Memphis APP Pershing Park Partners LLLP (FHA Insured)øø	3.25	11-1-2029	4,000,000	4,009,703
Jackson Health Educational & Housing Facility Board Cottages of Bluecreek LLC (Department of Housing and Urban Development Insured)øø	4.00	4-1-2045	1,550,000	1,564,129
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Johnson City Health & Educational Facilities Board DGA Lakewood LP (Department of Housing and Urban Development Insured)øø	2.85%	4-1-2029	$1,250,000	$1,250,000
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	3,004,541
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 927 Skyline Ridge Drive LPøø	2.85	6-1-2056	1,625,000	1,625,004
				16,475,603
Utilities revenue: 0.70%
Tennergy Corp. Series A	5.00	6-1-2028	275,000	284,222
Tennergy Corp. Series A	5.00	6-1-2029	860,000	899,190
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,603,187
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	2,750,000	2,758,429
				7,545,028
				26,137,788
Texas: 15.84%
Airport revenue: 1.66%
City of El Paso AMT	5.00	8-15-2026	2,000,000	2,004,409
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2028	1,500,000	1,558,960
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2029	1,665,000	1,757,236
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2026	1,000,000	1,000,000
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2027	3,000,000	3,067,068
Dallas Fort Worth International Airport Series A-1 AMT	5.00	11-1-2026	2,000,000	2,013,662
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	6,100,000	6,439,762
				17,841,097
Education revenue: 0.19%
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	376,472
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	403,655
El Paso County Community College District	5.00	4-1-2027	1,180,000	1,201,121
				1,981,248
GO revenue: 5.58%
City of Austin	5.00	9-1-2026	4,000,000	4,015,013
City of El Paso%%	5.00	8-15-2027	3,000,000	3,080,480
City of Mineral Wells Series A (BAM Insured)	5.00	2-1-2028	320,000	331,704
Dallas Independent School District Series Bøø	5.00	2-15-2056	5,000,000	5,334,781
Denton Independent School District Series B1øø	4.00	8-15-2055	4,700,000	4,803,111
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,254,901
El Paso Independent School District Series A	5.00	8-15-2026	2,080,000	2,085,468
Harris County Hospital District	5.00	2-15-2029	5,370,000	5,697,257
Hutto Independent School Districtøø	4.00	2-1-2055	2,000,000	2,043,259
Kilgore Independent School Districtøø	4.00	2-15-2052	2,650,000	2,653,215
Medina Valley Independent School Districtøø	2.85	2-15-2049	2,025,000	2,029,934
North East Independent School Districtøø	3.75	8-1-2049	2,875,000	2,900,002
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Northside Independent School Districtøø	3.55%	6-1-2050	$5,000,000	$5,064,829
Northside Independent School District Series Bøø	3.45	8-1-2054	2,465,000	2,480,659
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,036,411
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,026,742
State of Texas AMT%%	5.00	8-1-2027	7,785,000	7,965,049
State of Texas Series A	3.20	10-1-2028	3,000,000	3,000,692
				59,803,507
Health revenue: 1.43%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	5.00	5-15-2050	3,000,000	3,250,830
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	713,733
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	791,545
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2030	890,000	931,312
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2031	1,400,000	1,474,998
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series C (TD Bank N.A. LOC)øø	2.65	11-15-2050	3,000,000	3,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Føø	5.00	11-15-2055	2,425,000	2,598,104
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.00	10-1-2041	2,600,000	2,600,000
				15,360,522
Housing revenue: 1.54%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,787,694
Fort Worth Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	2,000,000	1,967,427
Jefferson County Housing Finance Corp. Beaumont Timbers Edge I LPøø	3.00	5-1-2031	1,800,000	1,806,174
Legacy Denton Public Facility Corp. 2100 Spencer Road TX Owner LPøø	2.70	10-1-2043	4,200,000	4,179,173
Lubbock Housing Finance Corp. 1102 58th St. Lubbock Apartments LP (Department of Housing and Urban Development Insured)øø	2.80	3-1-2029	1,500,000	1,497,276
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.90	3-1-2038	2,780,000	2,780,000
THF Public Facility Corp. Covington Acres LPøø	3.34	2-1-2044	2,500,000	2,517,957
				16,535,701
Industrial development revenue: 0.50%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2026	2,000,000	2,001,537
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	3,250,000	3,338,228
				5,339,765
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 1.77%
Mission Economic Development Corp. Waste Management, Inc. AMTøø	3.25%	11-1-2048	$4,000,000	$4,012,913
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Eø	2.93	11-1-2040	15,000,000	15,000,000
				19,012,913
Tax revenue: 0.56%
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2027	2,000,000	2,002,599
Harris County-Houston Sports Authority Series B (AG Insured)	5.00	11-15-2026	4,000,000	4,029,116
				6,031,715
Transportation revenue: 0.88%
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2027	500,000	507,654
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2028	450,000	467,743
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2029	400,000	423,695
Tender Option Bond Trust Receipts/Certificates Series XF3487 (Morgan Stanley Bank LIQ)144Aø	2.74	10-1-2055	8,000,000	8,000,000
				9,399,092
Utilities revenue: 1.73%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	3,003,834
City of San Antonio Electric & Gas Systems Revenue Series Aøø	2.90	2-1-2055	8,500,000	8,447,025
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	2,500,000	2,500,677
Texas Municipal Gas Acquisition & Supply Corp. IV Series Aøø	5.50	1-1-2054	3,000,000	3,178,001
Texas Municipal Gas Acquisition & Supply Corp. V	5.00	4-1-2028	635,000	652,315
Texas Municipal Gas Acquisition & Supply Corp. V	5.00	4-1-2030	775,000	807,799
				18,589,651
				169,895,211
Utah: 0.16%
Airport revenue: 0.09%
Salt Lake City Series A AMT	5.00	7-1-2026	1,000,000	1,000,000
Utilities revenue: 0.07%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2028	400,000	418,256
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	303,344
				721,600
				1,721,600
Vermont: 0.22%
Housing revenue: 0.22%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	2,312,000	2,313,578
Virginia: 1.06%
Education revenue: 0.12%
Virginia Small Business Financing Authority Hampton University	5.00	10-1-2028	1,205,000	1,250,439
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.35%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00%	7-1-2026	$500,000	$500,000
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2027	500,000	511,178
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2028	350,000	365,701
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group Series A	5.00	12-1-2028	690,000	721,061
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group Series A	5.00	12-1-2029	805,000	853,440
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group Series A	5.00	12-1-2030	725,000	778,055
				3,729,435
Miscellaneous revenue: 0.13%
Rappahannock Regional Jail Authority	5.00	10-1-2026	1,375,000	1,376,597
Utilities revenue: 0.46%
Louisa IDA Virginia Electric & Power Co. Series Bøø	3.13	11-1-2035	5,000,000	4,988,460
				11,344,931
Washington: 1.35%
GO revenue: 0.66%
County of King	4.00	7-1-2029	2,000,000	2,025,807
King County School District No. 414 Lake Washington	4.00	12-1-2026	5,000,000	5,029,108
				7,054,915
Health revenue: 0.69%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2027	2,000,000	2,050,063
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series B	5.00	10-1-2030	5,000,000	5,386,337
				7,436,400
				14,491,315
West Virginia: 0.26%
Resource recovery revenue: 0.26%
West Virginia EDA Kentucky Power Co. Series A AMTøø	3.75	4-1-2036	2,750,000	2,757,403
Wisconsin: 6.44%
GO revenue: 0.63%
City of Manitowoc	4.25	8-1-2027	4,035,000	4,063,238
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2029	690,000	729,264
Pardeeville Area School District	4.00	8-28-2026	2,000,000	2,002,331
				6,794,833
Health revenue: 2.65%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	864,449
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 23

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00%	4-1-2028	$900,000	$936,557
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	901,844
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.05	4-1-2054	500,000	500,000
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series Cø	2.68	4-1-2055	1,100,000	1,100,000
Wisconsin HEFA Hospital Sisters Services Obligated Group Series A	5.00	8-15-2029	3,500,000	3,718,738
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	670,000
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,418,923
Wisconsin HEFA Sanford Obligated Group Series B2øø##	5.00	2-15-2051	18,300,000	18,349,884
				28,460,395
Housing revenue: 1.27%
Tender Option Bond Trust Receipts/Certificates Series BAML6047 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.15	8-1-2042	10,545,000	10,545,000
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.67	3-1-2042	1,915,000	1,915,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,109,207
				13,569,207
Miscellaneous revenue: 1.37%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.75	6-1-2036	6,800,000	6,800,000
Peshtigo School District BAN	4.75	3-1-2027	905,000	906,289
Village of Johnson Creek Series A	3.50	5-1-2030	2,000,000	1,996,669
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	5,000,000	5,000,000
				14,702,958
Utilities revenue: 0.52%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	5,545,000	5,541,666
				69,069,059
Total municipal obligations (Cost $1,071,254,819)				1,072,773,239

	Yield
Short-term investments: 1.09%
Commercial paper: 1.02%
County of Mercer	2.65	8-13-2026	6,000,000	5,999,943
New York State Dormitory Authority	2.65	8-4-2026	5,000,000	4,999,963
				10,999,906
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2026

		Yield	Shares	Value
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞##		3.57%	717,197	$717,197
Total short-term investments (Cost $11,717,197)				11,717,103
Total investments in securities (Cost $1,094,422,016)	102.15%			1,095,940,342
Other assets and liabilities, net	(2.15)			(23,102,711)
Total net assets	100.00%			$1,072,837,631

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 25

Portfolio of investments—June 30, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,672,374	$463,160,167	$(467,115,344)	$0	$0	$717,197	717,197	$262,642
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,093,704,819)	$1,095,223,145
Investments in affiliated securities, at value (cost $717,197)	717,197
Cash	689
Receivable for interest	9,860,955
Receivable for Fund shares sold	2,080,901
Receivable for investments sold	458,911
Prepaid expenses and other assets	97,881
Total assets	1,108,439,679
Liabilities
Payable for investments purchased	33,715,587
Payable for Fund shares redeemed	1,116,503
Dividends payable	496,045
Management fee payable	104,083
Administration fees payable	82,179
Shareholder servicing fees payable	54,322
Accrued expenses and other liabilities	33,329
Total liabilities	35,602,048
Total net assets	$1,072,837,631
Net assets consist of
Paid-in capital	$1,102,129,433
Total distributable loss	(29,291,802)
Total net assets	$1,072,837,631
Computation of net asset value and offering price per share
Net assets–Class A	$153,090,105
Shares outstanding–Class A1	15,826,126
Net asset value per share–Class A	$9.67
Maximum offering price per share – Class A2	$9.87
Net assets–Class A2	$196,301,261
Shares outstanding–Class A2[1]	20,289,983
Net asset value per share–Class A2	$9.67
Net assets–Class R6	$188,687,528
Shares outstanding–Class R6[1]	19,505,379
Net asset value per share–Class R6	$9.67
Net assets–Institutional Class	$534,758,737
Shares outstanding–Institutional Class[1]	55,265,562
Net asset value per share–Institutional Class	$9.68
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 27

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$31,168,580
Income from affiliated securities	262,642
Total investment income	31,431,222
Expenses
Management fee	2,498,686
Administration fees
Class A	218,974
Class A2	230,006
Class C	1,155 [1]
Class R6	63,669
Administrator Class	1,574 [2]
Institutional Class	391,378
Shareholder servicing fees
Class A	364,880
Class A2	228,624
Class C	1,870 [1]
Administrator Class	3,922 [2]
Distribution fee
Class C	5,608 [1]
Custody and accounting fees	42,377
Professional fees	56,989
Registration fees	164,432
Shareholder report expenses	37,963
Trustees’ fees and expenses	14,682
Other fees and expenses	22,823
Total expenses	4,349,612
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,125,788)
Class A	(135,708)
Class A2	(110,280)
Institutional Class	(278)
Net expenses	2,977,558
Net investment income	28,453,664
Realized and unrealized gains (losses) on investments
Net realized gains on investments	398,298
Net change in unrealized gains (losses) on investments	572,779
Net realized and unrealized gains (losses) on investments	971,077
Net increase in net assets resulting from operations	$29,424,741
1 For the period from July 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Municipal Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$28,453,664		$22,952,022
Net realized gains on investments		398,298		352,612
Net change in unrealized gains (losses) on investments		572,779		5,096,567
Net increase in net assets resulting from operations		29,424,741		28,401,201
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,877,374)		(3,890,466)
Class A2		(4,159,875)		(1,277,198)
Class C		(15,308)[1]		(38,938)
Class R6		(6,223,541)		(7,745,186)
Administrator Class		(42,657)[2]		(189,485)
Institutional Class		(14,112,717)		(9,417,748)
Total distributions to shareholders		(28,431,472)		(22,559,021)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,050,926	39,216,566	1,823,025	17,558,969
Class A2	33,490,717	324,220,183	3,936,921	37,944,434
Class C	27,921 [1]	268,268 [1]	20,081	191,968
Class R6	9,263,122	89,681,923	14,864,215	143,224,318
Administrator Class	3 [2]	27 [2]	143,144	1,378,493
Institutional Class	49,462,787	479,077,037	33,708,852	324,808,562
		932,464,004		525,106,744
Reinvestment of distributions
Class A	377,214	3,651,350	378,013	3,645,925
Class A2	424,455	4,109,612	132,347	1,276,616
Class C	289 [1]	2,772 [1]	449	4,293
Class R6	134,810	1,305,082	125,789	1,213,235
Administrator Class	3,542 [2]	34,304 [2]	19,309	186,274
Institutional Class	1,390,053	13,459,676	898,853	8,671,119
		22,562,796		14,997,462
Payment for shares redeemed
Class A	(2,937,521)	(28,443,560)	(2,787,536)	(26,871,461)
Class A2	(19,018,304)	(184,189,697)	(2,026,395)	(19,539,531)
Class C	(13,701)[1]	(131,768)[1]	(57,106)	(545,219)
Class R6	(12,920,172)	(125,107,959)	(19,326,691)	(186,265,623)
Administrator Class	(21,361)[2]	(206,939)[2]	(69,798)	(672,987)
Institutional Class	(38,026,777)	(368,245,165)	(28,186,789)	(272,020,095)
		(706,325,088)		(505,914,916)
1 For the period from July 1, 2025 to November 14, 2025
2 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 29

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
	Shares		Shares
Share conversions
Class A	214,429 [3]	$2,074,190 [3]	0	$0
Class C	(216,217)[3]	(2,074,190)[3]	0	0
Administrator Class	(770,149)[4]	(7,477,375)[4]	0	0
Institutional Class	770,085 [4]	7,477,375 [4]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		248,701,712		34,189,290
Total increase in net assets		249,694,981		40,031,470
Net assets
Beginning of period		823,142,650		783,111,180
End of period		$1,072,837,631		$823,142,650
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61
Net investment income	0.26 [1]	0.27 [1]	0.23 [1]	0.13 [1]	0.03
Net realized and unrealized gains (losses) on investments	0.01	0.06	0.10	0.04	(0.16)
Total from investment operations	0.27	0.33	0.33	0.17	(0.13)
Distributions to shareholders from
Net investment income	(0.26)	(0.27)	(0.22)	(0.13)	(0.03)
Net asset value, end of period	$9.67	$9.66	$9.60	$9.49	$9.45
Total return[2]	2.80%	3.47%	3.57%	1.83%	(1.38)%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.66%	0.67%	0.66%
Net expenses	0.48%	0.48%	0.50%	0.50%	0.50%
Net investment income	2.66%	2.85%	2.40%	1.37%	0.29%
Supplemental data
Portfolio turnover rate	37%	50%	42%	29%	46%
Net assets, end of period (000s omitted)	$153,090	$136,405	$141,123	$224,086	$291,008

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 31

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A2	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61
Net investment income	0.26 [1]	0.28 [1]	0.24 [1]	0.14 [1]	0.03
Net realized and unrealized gains (losses) on investments	0.01	0.06	0.10	0.04	(0.16)
Total from investment operations	0.27	0.34	0.34	0.18	(0.13)
Distributions to shareholders from
Net investment income	(0.26)	(0.28)	(0.23)	(0.14)	(0.03)
Net asset value, end of period	$9.67	$9.66	$9.60	$9.49	$9.45
Total return[2]	2.88%	3.56%	3.67%	1.93%	(1.36)%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.58%	0.56%	0.57%	0.64%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.48%
Net investment income	2.72%	2.94%	2.56%	1.45%	0.29%
Supplemental data
Portfolio turnover rate	37%	50%	42%	29%	46%
Net assets, end of period (000s omitted)	$196,301	$52,099	$32,151	$22,782	$39,575

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61
Net investment income	0.28 [1]	0.30 [1]	0.26 [1]	0.15 [1]	0.06
Net realized and unrealized gains (losses) on investments	0.01	0.06	0.10	0.05	(0.16)
Total from investment operations	0.29	0.36	0.36	0.20	(0.10)
Distributions to shareholders from
Net investment income	(0.28)	(0.30)	(0.25)	(0.16)	(0.06)
Net asset value, end of period	$9.67	$9.66	$9.60	$9.49	$9.45
Total return[2]	3.08%	3.77%	3.88%	2.13%	(1.09)%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.31%	0.29%	0.29%	0.28%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.94%	3.12%	2.74%	1.61%	0.56%
Supplemental data
Portfolio turnover rate	37%	50%	42%	29%	46%
Net assets, end of period (000s omitted)	$188,688	$222,436	$262,581	$272,993	$668,633

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.66	$9.60	$9.49	$9.45	$9.61
Net investment income	0.28 [1]	0.30 [1]	0.26 [1]	0.15 [1]	0.05
Net realized and unrealized gains (losses) on investments	0.02	0.05	0.10	0.05	(0.16)
Total from investment operations	0.30	0.35	0.36	0.20	(0.11)
Distributions to shareholders from
Net investment income	(0.28)	(0.29)	(0.25)	(0.16)	(0.05)
Net asset value, end of period	$9.68	$9.66	$9.60	$9.49	$9.45
Total return[2]	3.14%	3.72%	3.83%	2.08%	(1.14)%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.34%	0.34%	0.33%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.89%	3.08%	2.70%	1.58%	0.52%
Supplemental data
Portfolio turnover rate	37%	50%	42%	29%	46%
Net assets, end of period (000s omitted)	$534,759	$402,658	$338,315	$315,246	$734,360

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Ultra Short-Term Municipal Income Fund | 35

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $1,094,367,745 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,304,188
Gross unrealized losses	(731,591)
Net unrealized gains	$1,572,597
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $4,957,256 in short-term capital losses and $25,839,113 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$11,450,000	$0	$11,450,000
Municipal obligations	0	1,072,773,239	0	1,072,773,239
Short-term investments
Commercial paper	0	10,999,906	0	10,999,906
Investment companies	717,197	0	0	717,197
Total assets	$717,197	$1,095,223,145	$0	$1,095,940,342
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
36 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class R6	0.20
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
Allspring Ultra Short-Term Municipal Income Fund | 37

Notes to financial statements
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $2,869 from the sale of Class A shares and $12,137 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended June 30, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $296,692,493, $213,965,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $453,164,386 and $233,062,941, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$244,714	$0
Tax-exempt income	28,186,758	22,559,021
Total	$28,431,472	$22,559,021
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Capital loss carryforward	Total
$456,257	$1,572,597	$(30,796,369)	$(28,767,515)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
38 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Ultra Short-Term Municipal Income Fund | 39

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Ultra Short-Term Municipal Income Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
40 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended June 30, 2026, $244,714 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Ultra Short-Term Municipal Income Fund | 41

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

42 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Ultra Short-Term Municipal Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Ultra Short-Term Municipal Income Fund | 43

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than or in range of the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Ultra Short-Term Municipal Income Blended Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class A2 shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class A2 shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
The Board noted that the Fund has a substantially similar investment strategy to the Allspring Ultra Short Municipal ETF (the “ETF”) but has a higher management fee rate than the unitary fee rate of the ETF at every breakpoint except the highest, where the two rates are equal. The Board considered the expense group prepared by Broadridge in assessing the management fee of the Fund relative to its peers, and assessed the unitary fee of the ETF relative to the Broadridge expense group for the ETF’s peers. The Board also considered that the unitary fee rate for the ETF reflects market dynamics for ETFs relative to mutual funds, including the competitive pricing necessary for an ETF to attract investors, and that the management fee of the Fund and the unitary fee of the ETF should be considered in light of the differing market dynamics and competitive factors relevant to each of the Fund and the ETF,

44 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
respectively. Additionally, the Board considered that ETFs and the ecosystem in which they operate have various fundamental structural, service, and market differences from mutual funds, including that ETFs operate in both a primary and secondary market.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Ultra Short-Term Municipal Income Fund | 45

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3011 06-26

Allspring High Yield Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—June 30, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.32%
Alabama: 4.29%
Education revenue: 0.54%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,028,301
Resource recovery revenue: 1.32%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	500,000	500,394
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	2,009,792
				2,510,186
Utilities revenue: 2.43%
Black Belt Energy Gas District Series B	5.00	10-1-2035	2,000,000	2,016,912
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,000,000	1,064,973
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	1,500,000	1,530,623
				4,612,508
				8,150,995
Arizona: 1.44%
Education revenue: 0.46%
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2054	1,000,000	885,748
Health revenue: 0.98%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	2,400,000	1,855,489
				2,741,237
Arkansas: 2.19%
Industrial development revenue: 2.19%
Arkansas Development Finance Authority Series A AMT144Aøø##	4.88	7-1-2056	3,000,000	3,136,260
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,022,849
				4,159,109
California: 3.55%
Airport revenue: 0.54%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,015,231
Health revenue: 0.25%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	483,567
Housing revenue: 1.44%
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.50	6-1-2054	2,000,000	1,929,570
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	381,117
Compton PFA144A	4.00	9-1-2027	425,000	425,094
				2,735,781
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 1.32%
Irvine Ranch Water District Series A (Bank of America N.A. LOC)ø	2.75%	10-1-2041	$2,500,000	$2,500,000
				6,734,579
Colorado: 9.73%
Education revenue: 0.61%
Colorado ECFA Monument Academy Series A144A	4.38	6-1-2036	750,000	740,090
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	420,144
				1,160,234
GO revenue: 7.02%
Aerotropolis Regional Transportation Authority144A	5.75	12-1-2054	1,015,000	1,032,359
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	1,000,000	1,006,174
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	999,935
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,141,000	1,141,509
Mineral Business Improvement District Series A144A	5.75	12-1-2054	1,250,000	1,256,595
Mirabelle Metropolitan District No. 2 Series B†	6.13	12-15-2049	1,591,000	1,600,764
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,184,971
St. Vrain Lakes Metropolitan District No. 2 Series B	6.38	11-15-2054	1,000,000	1,004,975
St. Vrain Lakes Metropolitan District No. 4 Series A CCAB144A¤	0.00	9-20-2054	1,000,000	752,825
Sterling Ranch Community Authority Board Metropolitan District No. 4 Subdistrict B Series A144A	5.75	12-1-2054	1,500,000	1,524,841
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	501,758
Village Metropolitan District Series A	5.75	12-1-2055	1,300,000	1,328,063
				13,334,769
Miscellaneous revenue: 0.79%
Pinery Commercial Metropolitan District No. 2	5.75	12-1-2054	1,500,000	1,506,468
Tax revenue: 1.04%
Palisade Metropolitan District No. 2 Series B CCAB144A¤	0.00	12-15-2054	1,000,000	992,609
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	979,795
				1,972,404
Transportation revenue: 0.27%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,438
				18,474,313
Connecticut: 0.83%
Health revenue: 0.83%
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	6.50	10-1-2055	1,500,000	1,572,133
Delaware: 0.27%
Health revenue: 0.27%
Delaware State EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	500,000	507,845
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.63%
Education revenue: 1.49%
District of Columbia Rocketship DC Obligated Group Series A	5.75%	6-1-2054	$1,000,000	$1,004,066
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,940,000	1,825,357
				2,829,423
Tobacco revenue: 0.14%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	250,000	258,014
				3,087,437
Florida: 6.30%
Education revenue: 2.70%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,000,000	1,025,455
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,980,459
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	672,982
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	454,264
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,000,347
				5,133,507
Health revenue: 1.99%
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	500,000	502,664
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	217,436
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,046,788
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00	8-1-2054	1,000,000	1,003,457
				3,770,345
Miscellaneous revenue: 1.39%
Capital Trust Authority Marie Selby Botanical Gardens, Inc.144A%%	4.50	6-15-2033	1,000,000	1,004,811
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	965,000	975,886
Village Community Development District No. 16 Series 2025 Special Assessment	4.88	5-1-2045	650,000	663,465
				2,644,162
Water & sewer revenue: 0.22%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	415,870
				11,963,884
Georgia: 1.30%
Industrial development revenue: 0.76%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,435,044
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.54%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50%	4-1-2039	$1,000,000	$1,029,121
				2,464,165
Guam: 0.28%
Airport revenue: 0.28%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	527,358
Idaho: 0.13%
Education revenue: 0.13%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,252
Illinois: 5.59%
Education revenue: 0.51%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	224,653
Illinois Finance Authority Art in Motion Series A144A	5.00	7-1-2051	1,000,000	733,477
				958,130
GO revenue: 3.25%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	525,906
Chicago Board of Education Series A	5.75	12-1-2050	2,000,000	2,036,346
Chicago Board of Education Series C	6.00	12-1-2038	1,500,000	1,646,695
Chicago Board of Education Series D	5.00	12-1-2046	1,000,000	947,507
City of Chicago Series A	5.50	1-1-2041	500,000	512,146
City of Chicago Series A	5.50	1-1-2043	500,000	510,252
				6,178,852
Housing revenue: 0.53%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00	6-15-2050	1,000,000	1,009,074
Miscellaneous revenue: 0.81%
Illinois Finance Authority Chicago Theatre Group, Inc. Series A144A	6.13	10-1-2050	1,500,000	1,534,020
Tax revenue: 0.49%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	930,000	933,921
				10,613,997
Indiana: 1.09%
Industrial development revenue: 1.09%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	502,426
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,567,894
				2,070,320
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Iowa: 1.29%
Health revenue: 0.93%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00%	5-15-2049	$1,000,000	$980,342
Iowa Finance Authority Presbyterian Homes Mill Pond Apartment, Inc.	5.50	10-1-2045	750,000	779,374
				1,759,716
Housing revenue: 0.36%
City of Stuart Series B	5.25	6-1-2045	680,000	693,088
				2,452,804
Kansas: 1.14%
Health revenue: 0.50%
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	938,442
Tax revenue: 0.64%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,080,000	1,221,298
				2,159,740
Kentucky: 1.60%
Education revenue: 0.53%
City of Pikeville University of Pikeville BAN%%	3.80	8-1-2028	1,000,000	1,000,236
Health revenue: 0.53%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	999,941
Utilities revenue: 0.54%
Kentucky Public Energy Authority Series B	5.00	12-1-2033	1,000,000	1,029,038
				3,029,215
Louisiana: 0.69%
Airport revenue: 0.69%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,306,213
Maryland: 1.23%
Tax revenue: 0.22%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	425,142
Transportation revenue: 1.01%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,913,942
				2,339,084
Massachusetts: 0.53%
Health revenue: 0.53%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	1,010,824
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Michigan: 1.14%
Education revenue: 0.29%
Michigan Finance Authority Bradford Academy	4.80%	9-1-2040	$150,000	$120,618
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	447,500	429,254
				549,872
Miscellaneous revenue: 0.85%
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	80,000	80,069
Michigan Strategic Fund Detroit Brownfield RDA Bedrock Detroit144A	5.50	10-1-2053	1,500,000	1,530,116
				1,610,185
				2,160,057
Minnesota: 1.62%
Education revenue: 1.27%
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	160,000	160,139
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,008,825
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	748,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	505,410
				2,422,374
Housing revenue: 0.35%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	310,000	309,993
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	350,000	350,137
				660,130
				3,082,504
Missouri: 1.20%
Education revenue: 0.53%
HEFA of the State of Missouri BSDS, Inc.144A	6.25	6-1-2046	1,000,000	1,006,238
Health revenue: 0.67%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,268,022
				2,274,260
New Hampshire: 0.61%
Miscellaneous revenue: 0.61%
New Hampshire Business Finance Authority The Astro Sunterra Project CAB144A¤	0.00	12-15-2034	2,000,000	1,165,309
New Jersey: 1.23%
Airport revenue: 0.27%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	501,555
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.89%
Camden County Improvement Authority Prep High School Project144A	5.00%	7-15-2042	$1,175,000	$1,189,232
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	507,072
				1,696,304
Industrial development revenue: 0.07%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	135,000	135,187
				2,333,046
New York: 10.07%
Airport revenue: 3.66%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,068,400
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,731,855
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2039	1,000,000	1,095,402
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,048,067
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	1,000,055
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	999,941
				6,943,720
Education revenue: 4.06%
Buffalo & Erie County Industrial Land Development Corp. D’Youville University Series A	7.75	5-1-2055	2,000,000	2,120,591
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	994,985
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,185,483
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,062,785
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	399,844
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	943,582
				7,707,270
Health revenue: 1.81%
New York State Dormitory Authority White Plains Hospital Obligated Group	5.25	10-1-2049	1,000,000	1,041,877
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38	8-1-2054	1,500,000	1,453,921
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	948,255
				3,444,053
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.54%
Suffolk Regional Off-Track Betting Corp.	6.00%	12-1-2053	$1,000,000	$1,025,265
				19,120,308
North Carolina: 0.81%
Health revenue: 0.81%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,546,434
Ohio: 1.14%
Health revenue: 0.77%
County of Muskingum Genesis Healthcare System Obligated Group	5.00	2-15-2048	1,500,000	1,453,838
Miscellaneous revenue: 0.37%
Port of Greater Cincinnati Development Authority144A	5.63	3-1-2046	700,000	710,311
				2,164,149
Oklahoma: 0.52%
Housing revenue: 0.52%
Murray County Educational Facilities Authority Independent School District No. 10 Davis	4.75	9-1-2043	1,000,000	993,317
Pennsylvania: 4.68%
Education revenue: 1.02%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,250,000	1,188,909
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	748,834
				1,937,743
Health revenue: 2.24%
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group	5.00	11-1-2051	1,000,000	1,010,711
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,500,000	1,497,697
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	750,000	764,981
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	974,142
				4,247,531
Resource recovery revenue: 1.42%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,660,634
Pennsylvania EDFA Noble Environmental, Inc. AMT144Aøø	5.45	3-1-2056	1,000,000	1,035,795
				2,696,429
				8,881,703
Puerto Rico: 1.27%
GO revenue: 0.48%
Commonwealth of Puerto Rico Series A1	4.00	7-1-2046	1,000,000	915,983
Tax revenue: 0.79%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00	7-1-2058	1,500,000	1,497,566
				2,413,549
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
South Carolina: 2.69%
Education revenue: 0.80%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75%	10-1-2045	$500,000	$488,230
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,042,029
				1,530,259
Health revenue: 1.06%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.13	4-1-2046	750,000	777,978
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.38	4-1-2056	250,000	258,437
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	975,263
				2,011,678
Housing revenue: 0.83%
South Carolina Jobs-EDA Connexion Communities Obligated Group Series A-1144A	6.25	10-15-2042	1,500,000	1,573,679
				5,115,616
Tennessee: 0.96%
Housing revenue: 0.69%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,307,847
Tax revenue: 0.27%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	507,369
				1,815,216
Texas: 6.37%
Education revenue: 1.47%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,277
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,490,221
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	705,275
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	265,000	264,659
				2,780,432
GO revenue: 0.44%
City of Port Isabel144A	5.10	2-15-2049	850,000	838,244
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.95%
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00%	11-15-2046	$1,000,000	$995,671
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	809,501
				1,805,172
Housing revenue: 1.20%
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	6.50	10-1-2055	2,180,000	2,284,985
Industrial development revenue: 1.81%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	500,000	540,903
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	2,000,000	1,954,294
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	933,954
				3,429,151
Tax revenue: 0.40%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	1,000,000	763,011
Utilities revenue: 0.10%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	194,610
				12,095,605
Utah: 5.04%
Education revenue: 0.78%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,570,000	1,480,112
GO revenue: 0.80%
Soleil Hills Public Infrastructure District No. 1 Series A144A	5.88	3-1-2055	1,500,000	1,518,387
Miscellaneous revenue: 2.37%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	925,000	799,455
Northpoint Infrastructure Financing District Assessment Area144A	6.63	12-1-2055	1,500,000	1,513,976
Pine View Public Infrastructure District No. 2 Firelight Assessment Area No. 1144A	6.25	12-1-2055	1,000,000	1,022,995
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,150,994	1,168,049
				4,504,475
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.09%
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	6.00%	6-15-2054	$500,000	$518,405
South Salt Lake Redevelopment Agency144A	6.25	4-15-2046	1,500,000	1,546,595
				2,065,000
				9,567,974
Virginia: 1.34%
Health revenue: 0.29%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	541,968
Transportation revenue: 1.05%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2047	1,000,000	1,001,389
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	1,000,000	1,000,075
				2,001,464
				2,543,432
Washington: 4.07%
Airport revenue: 0.67%
Washington EDFA AMTøø	5.88	12-1-2045	1,250,000	1,278,265
Health revenue: 2.47%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,560,997
King County Public Hospital District No. 4 Series A	6.63	12-1-2045	1,000,000	1,022,301
Skagit County Public Hospital District No. 1	5.50	12-1-2054	1,000,000	1,025,429
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,073,490
				4,682,217
Housing revenue: 0.93%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75	1-1-2053	1,290,000	1,288,995
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	478,111
				1,767,106
				7,727,588
West Virginia: 1.46%
Tax revenue: 1.46%
County of Ohio Highlands Project	5.25	6-1-2053	1,000,000	1,006,241
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,768,826
				2,775,067
Wisconsin: 8.00%
Education revenue: 5.27%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	1,000,101
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	737,249
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2026

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Explore Academy Series A144A	6.50%	4-1-2041	$1,000,000	$993,225
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,143,387
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,550,652
PFA Union Day School, Inc.144A	5.50	6-15-2036	2,000,000	2,008,421
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,299,409
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,266,168
				9,998,612
Health revenue: 1.91%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.05	4-1-2054	800,000	800,000
Wisconsin HEFA Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,317,824
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,516,400
				3,634,224
Housing revenue: 0.28%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	523,358
Miscellaneous revenue: 0.54%
Wisconsin HEFA144A	6.50	11-1-2036	1,000,000	1,024,848
				15,181,042
Total municipal obligations (Cost $189,181,280)				188,571,680

		Yield	Shares
Short-term investments: 0.69%
Investment companies: 0.69%
Allspring Government Money Market Fund Select Class♠∞##		3.57	1,298,204	1,298,204
Total short-term investments (Cost $1,298,204)				1,298,204
Total investments in securities (Cost $190,479,484)	100.01%			189,869,884
Other assets and liabilities, net	(0.01)			(12,314)
Total net assets	100.00%			$189,857,570

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—June 30, 2026

Abbreviations:
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,291,592	$78,848,232	$(79,841,620)	$0	$0	$1,298,204	1,298,204	$57,032
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Municipal Bond Fund

Statement of assets and liabilities—June 30, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $189,181,280)	$188,571,680
Investments in affiliated securities, at value (cost $1,298,204)	1,298,204
Cash	5
Receivable for interest	2,231,421
Receivable for investments sold	75,688
Receivable for Fund shares sold	66,290
Prepaid expenses and other assets	47,700
Total assets	192,290,988
Liabilities
Payable for investments purchased	1,994,110
Payable for Fund shares redeemed	338,029
Management fee payable	55,570
Administration fees payable	15,193
Shareholder servicing fees payable	10,009
Distribution fee payable	3,482
Dividends payable	3,390
Accrued expenses and other liabilities	13,635
Total liabilities	2,433,418
Total net assets	$189,857,570
Net assets consist of
Paid-in capital	$199,744,083
Total distributable loss	(9,886,513)
Total net assets	$189,857,570
Computation of net asset value and offering price per share
Net assets–Class A	$43,448,473
Shares outstanding–Class A1	4,575,777
Net asset value per share–Class A	$9.50
Maximum offering price per share – Class A2	$9.95
Net assets–Class C	$5,724,168
Shares outstanding–Class C1	602,827
Net asset value per share–Class C	$9.50
Net assets–Class R6	$531,432
Shares outstanding–Class R6[1]	55,876
Net asset value per share–Class R6	$9.51
Net assets–Institutional Class	$140,153,497
Shares outstanding–Institutional Class[1]	14,761,083
Net asset value per share–Institutional Class	$9.49
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 15

Statement of operations—year ended June 30, 2026
Statement of operations
Investment income
Interest	$9,916,171
Income from affiliated securities	57,032
Total investment income	9,973,203
Expenses
Management fee	953,721
Administration fees
Class A	64,581
Class C	8,810
Class R6	142
Administrator Class	1,122 [1]
Institutional Class	112,165
Shareholder servicing fees
Class A	107,635
Class C	14,483
Administrator Class	2,793 [1]
Distribution fee
Class C	43,412
Custody and accounting fees	7,637
Professional fees	50,594
Registration fees	104,110
Shareholder report expenses	29,651
Trustees’ fees and expenses	6,639
Other fees and expenses	12,863
Total expenses	1,520,358
Less: Fee waivers and/or expense reimbursements
Fund-level	(270,251)
Class A	(31,801)
Class C	(3,328)
Institutional Class	(5,025)
Net expenses	1,209,953
Net investment income	8,763,250
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(4,481,023)
Net change in unrealized gains (losses) on investments	12,061,611
Net realized and unrealized gains (losses) on investments	7,580,588
Net increase in net assets resulting from operations	$16,343,838
1 For the period from July 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$8,763,250		$8,607,099
Net realized losses on investments		(4,481,023)		(425,136)
Net change in unrealized gains (losses) on investments		12,061,611		(8,864,804)
Net increase (decrease) in net assets resulting from operations		16,343,838		(682,841)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,941,936)		(2,000,647)
Class C		(220,644)		(234,590)
Class R6		(22,715)		(8,739)
Administrator Class		(52,720)[1]		(245,352)
Institutional Class		(6,673,179)		(6,175,838)
Total distributions to shareholders		(8,911,194)		(8,665,166)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	830,103	7,733,940	1,347,626	12,839,119
Class C	105,837	983,426	197,465	1,883,472
Class R6	15,986	150,900	47,724	450,680
Administrator Class	29,621 [1]	266,304 [1]	58,012	547,150
Institutional Class	4,484,408	41,468,030	7,843,867	74,056,510
		50,602,600		89,776,931
Reinvestment of distributions
Class A	204,572	1,902,627	206,548	1,959,456
Class C	23,652	219,948	24,651	233,796
Class R6	2,438	22,715	938	8,769
Administrator Class	4,732 [1]	42,544 [1]	25,766	244,442
Institutional Class	716,963	6,665,281	650,970	6,164,997
		8,853,115		8,611,460
Payment for shares redeemed
Class A	(1,235,658)	(11,445,411)	(1,371,940)	(12,923,398)
Class C	(201,118)	(1,864,460)	(210,166)	(1,982,127)
Class R6	(13,062)	(121,403)	(812)	(7,570)
Administrator Class	(7,754)[1]	(69,925)[1]	(81,132)	(769,213)
Institutional Class	(6,322,153)	(58,623,444)	(4,439,263)	(41,358,305)
		(72,124,643)		(57,040,613)
1 For the period from July 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
	Shares		Shares
Share conversions
Administrator Class	(616,645)[2]	$(5,697,610)[2]	0	$0
Institutional Class	616,992 [2]	5,697,610 [2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(12,668,928)		41,347,778
Total increase (decrease) in net assets		(5,236,284)		31,999,771
Net assets
Beginning of period		195,093,854		163,094,083
End of period		$189,857,570		$195,093,854
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.14	$9.56	$9.42	$9.56	$11.16
Net investment income	0.41 [1]	0.41 [1]	0.41 [1]	0.39 [1]	0.38
Net realized and unrealized gains (losses) on investments	0.37	(0.42)	0.15	(0.14)	(1.56)
Total from investment operations	0.78	(0.01)	0.56	0.25	(1.18)
Distributions to shareholders from
Net investment income	(0.42)	(0.41)	(0.42)	(0.39)	(0.38)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)
Total distributions to shareholders	(0.42)	(0.41)	(0.42)	(0.39)	(0.42)
Net asset value, end of period	$9.50	$9.14	$9.56	$9.42	$9.56
Total return[2]	8.72%	(0.16)%	6.22%	2.71%	(10.84)%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.02%	1.07%	1.07%	1.10%
Net expenses	0.80%	0.79%	0.80%	0.80%	0.80%
Net investment income	4.43%	4.30%	4.48%	4.13%	3.61%
Supplemental data
Portfolio turnover rate	35%	15%	33%	24%	30%
Net assets, end of period (000s omitted)	$43,448	$43,637	$43,935	$41,963	$37,138

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.14	$9.56	$9.42	$9.56	$11.16
Net investment income	0.34 [1]	0.34 [1]	0.34 [1]	0.32 [1]	0.30
Net realized and unrealized gains (losses) on investments	0.37	(0.42)	0.15	(0.14)	(1.55)
Total from investment operations	0.71	(0.08)	0.49	0.18	(1.25)
Distributions to shareholders from
Net investment income	(0.35)	(0.34)	(0.35)	(0.32)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)
Total distributions to shareholders	(0.35)	(0.34)	(0.35)	(0.32)	(0.35)
Net asset value, end of period	$9.50	$9.14	$9.56	$9.42	$9.56
Total return[2]	7.90%	(0.92)%	5.43%	1.94%	(11.51)%
Ratios to average net assets (annualized)
Gross expenses	1.75%	1.77%	1.79%	1.80%	1.84%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	3.68%	3.55%	3.72%	3.39%	2.84%
Supplemental data
Portfolio turnover rate	35%	15%	33%	24%	30%
Net assets, end of period (000s omitted)	$5,724	$6,161	$6,335	$7,185	$6,435

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.15	$9.59	$9.44	$9.59	$11.16
Net investment income	0.44 [1]	0.44 [1]	0.44 [1]	0.42 [1]	0.42
Net realized and unrealized gains (losses) on investments	0.37	(0.44)	0.16	(0.15)	(1.55)
Total from investment operations	0.81	0.00	0.60	0.27	(1.13)
Distributions to shareholders from
Net investment income	(0.45)	(0.44)	(0.45)	(0.42)	(0.40)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)
Total distributions to shareholders	(0.45)	(0.44)	(0.45)	(0.42)	(0.44)
Net asset value, end of period	$9.51	$9.15	$9.59	$9.44	$9.59
Total return[2]	9.03%	(0.08)%	6.65%	2.90%	(10.53)%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.65%	0.69%	0.69%	0.72%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.73%	4.74%	4.78%	4.43%	3.91%
Supplemental data
Portfolio turnover rate	35%	15%	33%	24%	30%
Net assets, end of period (000s omitted)	$531	$462	$26	$24	$23

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.13	$9.56	$9.42	$9.56	$11.15
Net investment income	0.43 [1]	0.43 [1]	0.44 [1]	0.42 [1]	0.41
Net realized and unrealized gains (losses) on investments	0.37	(0.43)	0.15	(0.14)	(1.55)
Total from investment operations	0.80	0.00	0.59	0.28	(1.14)
Distributions to shareholders from
Net investment income	(0.44)	(0.43)	(0.45)	(0.42)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)
Total distributions to shareholders	(0.44)	(0.43)	(0.45)	(0.42)	(0.45)
Net asset value, end of period	$9.49	$9.13	$9.56	$9.42	$9.56
Total return[2]	8.99%	(0.03)%	6.49%	2.97%	(10.54)%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.75%	0.74%	0.77%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.68%	4.56%	4.73%	4.40%	3.87%
Supplemental data
Portfolio turnover rate	35%	15%	33%	24%	30%
Net assets, end of period (000s omitted)	$140,153	$139,440	$107,178	$94,747	$56,771

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
22 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring High Yield Municipal Bond Fund | 23

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $190,587,915 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,332,521
Gross unrealized losses	(4,050,552)
Net unrealized losses	$(718,031)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $3,168,218 in short-term capital losses and $6,057,539 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$188,571,680	$0	$188,571,680
Short-term investments
Investment companies	1,298,204	0	0	1,298,204
Total assets	$1,298,204	$188,571,680	$0	$189,869,884
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among
24 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Class R6	0.50
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2026, Allspring Funds Distributor received $900 from the sale of Class A shares and $750 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended June 30, 2026.
Allspring High Yield Municipal Bond Fund | 25

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $7,000,000, $17,480,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2026 were $64,412,071 and $71,413,126, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$77,974	$0
Tax-exempt income	8,833,220	8,665,166
Total	$8,911,194	$8,665,166
As of June 30, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward	Total
$60,665	$(718,031)	$(9,225,757)	$(9,883,123)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
26 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring High Yield Municipal Bond Fund | 27

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Municipal Bond Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
28 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2026.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring High Yield Municipal Bond Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring High Yield Municipal Bond Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

Allspring High Yield Municipal Bond Fund | 31

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the High Yield Municipal Bond Blended Index, for the three- and five-year periods under review, and lower for the one- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

32 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring High Yield Municipal Bond Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3364 06-26

Allspring Alternative Risk Premia Fund
Long Form Financial Statements
Annual Report
June 30, 2026

Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—June 30, 2026
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 93.62%
Investment companies: 41.30%
Allspring Government Money Market Fund Select Class♠∞*	3.57%	48,994,923	$48,994,923

			Maturity date	Principal
U.S. Treasury securities: 52.32%
U.S. Treasury Bills☼		3.09	7-9-2026	$2,500,000	2,497,980
U.S. Treasury Bills☼		3.52	8-4-2026	20,000,000	19,931,823
U.S. Treasury Bills☼		3.60	9-10-2026	20,000,000	19,856,225
U.S. Treasury Bills☼		3.65	10-13-2026	20,000,000	19,784,922
					62,070,950
Total short-term investments (Cost $111,075,493)					111,065,873
Total investments in securities (Cost $111,075,493)	93.62%				111,065,873
Other assets and liabilities, net	6.38				7,566,933
Total net assets	100.00%				$118,632,806

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,707,904	$277,690,264	$(240,403,245)	$0	$0	$48,994,923	48,994,923	$1,579,044
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MXN	268,788,000	USD	15,352,296	Goldman Sachs International	9-15-2026	$0	$(76,348)
USD	6,832,318	AUD	9,788,000	Goldman Sachs International	9-16-2026	64,769	0
BRL	56,564,000	USD	10,750,444	Goldman Sachs International	9-16-2026	10,178	0
CAD	2,349,000	USD	1,684,305	Goldman Sachs International	9-16-2026	0	(22,450)
USD	32,104,579	CHF	25,431,000	Goldman Sachs International	9-16-2026	366,993	0
CLP	3,083,985,000	USD	3,396,010	Goldman Sachs International	9-16-2026	0	(47,547)
USD	10,470,316	CZK	219,751,000	Goldman Sachs International	9-16-2026	118,224	0
USD	32,823,740	EUR	28,380,000	Goldman Sachs International	9-16-2026	294,188	0
USD	14,040,912	GBP	10,527,000	Goldman Sachs International	9-16-2026	77,447	0
HUF	2,054,735,000	USD	6,641,246	Goldman Sachs International	9-16-2026	0	(60,632)
USD	653,064	IDR	11,802,819,000	Goldman Sachs International	9-16-2026	0	(2,987)
INR	63,195,000	USD	654,430	Goldman Sachs International	9-16-2026	9,093	0
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2026

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	25,467,081	JPY	4,057,097,000	Goldman Sachs International	9-16-2026	$362,399	$0
USD	13,817,675	KRW	21,104,426,000	Goldman Sachs International	9-16-2026	173,895	0
NOK	111,181,000	USD	11,659,693	Goldman Sachs International	9-16-2026	0	(439,445)
USD	2,472,863	NOK	24,399,000	Goldman Sachs International	9-16-2026	10,547	0
NZD	16,501,000	USD	9,567,940	Goldman Sachs International	9-16-2026	0	(172,337)
PLN	14,752,000	USD	3,993,406	Goldman Sachs International	9-16-2026	0	(72,075)
SEK	110,031,000	USD	11,588,432	Goldman Sachs International	9-16-2026	0	(192,895)
USD	2,559,532	SEK	24,883,000	Goldman Sachs International	9-16-2026	0	(17,516)
ZAR	263,039,000	USD	15,837,136	Goldman Sachs International	9-16-2026	122,806	0
						$1,610,539	$(1,104,232)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
LME Copper Futures**	6	7-13-2026	$2,058,009	$2,004,882	$0	$(53,127)
LME Lead Futures**	60	7-13-2026	2,939,127	2,762,850	0	(176,277)
LME Nickel Futures**	6	7-13-2026	689,601	580,104	0	(109,497)
LME Primary Aluminum Futures**	30	7-13-2026	2,751,234	2,307,278	0	(443,956)
LME Zinc Futures**	17	7-13-2026	1,481,856	1,519,983	38,127	0
CAC 40 Index	4	7-17-2026	386,870	384,371	0	(2,499)
Brent Crude Oil Futures**	12	7-31-2026	989,370	875,400	0	(113,970)
Light Sweet Crude Oil Futures**	6	8-20-2026	525,829	415,620	0	(110,209)
Gold 100 Troy Ounces Futures**	6	8-27-2026	2,722,684	2,423,100	0	(299,584)
Live Cattle Futures**	19	8-31-2026	1,802,757	1,842,430	39,673	0
NY Harbor ULSD Futures**	11	8-31-2026	1,487,806	1,459,966	0	(27,840)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	13	8-31-2026	1,532,201	1,491,181	0	(41,020)
Gas Oil Futures**	8	9-10-2026	723,344	706,200	0	(17,144)
TOPIX Index	2	9-10-2026	482,474	492,389	9,915	0
10-Year Japanese Bond	27	9-14-2026	21,137,506	21,217,073	79,567	0
LME Primary Aluminum Futures**	30	9-14-2026	2,534,513	2,314,838	0	(219,675)
LME Zinc Futures**	14	9-14-2026	1,256,094	1,248,947	0	(7,147)
S&P ASX Share Price Index 200	2	9-17-2026	305,019	303,803	0	(1,216)
S&P/TSX 60 Index	17	9-17-2026	4,925,150	4,928,172	3,022	0
10-Year Canadian Bond	61	9-18-2026	5,151,464	5,209,032	57,568	0
DAX Index	2	9-18-2026	1,433,881	1,436,020	2,139	0
E-Mini NASDAQ 100 Index	5	9-18-2026	2,996,387	3,052,350	55,963	0
E-Mini Russell 2000 Index	6	9-18-2026	890,085	913,680	23,595	0
E-Mini S&P 500 Index	8	9-18-2026	2,999,640	3,019,300	19,660	0
Euro STOXX 50 Index	3	9-18-2026	214,874	217,871	2,997	0
FTSE 100 Index	36	9-18-2026	5,000,924	5,033,798	32,874	0
MSCI Emerging Markets Index	21	9-18-2026	1,875,666	1,845,165	0	(30,501)
Long Gilt Futures	52	9-28-2026	6,052,018	6,153,295	101,277	0
Silver Futures**	6	9-28-2026	2,142,702	1,797,660	0	(345,042)
Soybean Futures**	64	11-13-2026	3,709,144	3,660,000	0	(49,144)
Soybean Oil Futures**	58	12-14-2026	2,333,880	2,274,180	0	(59,700)
Short
LME Copper Futures**	(6)	7-13-2026	(2,080,743)	(2,004,882)	75,861	0
LME Lead Futures**	(60)	7-13-2026	(2,977,994)	(2,762,850)	215,144	0
LME Nickel Futures**	(12)	7-13-2026	(1,382,539)	(1,160,207)	222,332	0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 3

Consolidated portfolio of investments—June 30, 2026

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
LME Primary Aluminum Futures**	(30)	7-13-2026	$(2,526,548)	$(2,307,278)	$219,270	$0
LME Zinc Futures**	(17)	7-13-2026	(1,522,249)	(1,519,983)	2,266	0
Lean Hogs Futures**	(52)	8-14-2026	(2,000,469)	(2,042,560)	0	(42,091)
10-Year Euro BUND Index	(164)	9-8-2026	(23,524,110)	(23,861,782)	0	(337,672)
Corn Futures**	(197)	9-14-2026	(4,141,152)	(4,104,987)	36,165	0
Hard Red Winter Wheat Futures**	(29)	9-14-2026	(927,989)	(906,613)	21,376	0
LME Copper Futures**	(6)	9-14-2026	(2,061,390)	(2,007,068)	54,322	0
LME Lead Futures**	(49)	9-14-2026	(2,412,834)	(2,287,345)	125,489	0
Wheat Futures**	(95)	9-14-2026	(2,828,286)	(2,798,938)	29,348	0
10-Year Australian Bond	(488)	9-15-2026	(36,623,918)	(37,103,692)	0	(479,774)
Cocoa Futures**	(27)	9-15-2026	(1,115,189)	(1,371,060)	0	(255,871)
C Coffee Futures**	(1)	9-18-2026	(96,059)	(111,169)	0	(15,110)
10-Year U.S. Treasury Notes	(13)	9-21-2026	(1,417,985)	(1,428,578)	0	(10,593)
Number 11 World Sugar Futures**	(495)	9-30-2026	(7,905,483)	(8,216,208)	0	(310,725)
Number 2 Cotton Futures**	(123)	12-8-2026	(4,829,998)	(4,723,200)	106,798	0
Soybean Meal Futures**	(18)	12-14-2026	(551,985)	(545,580)	6,405	0
					$1,581,153	$(3,559,384)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Alternative Risk Premia Fund

Consolidated statement of assets and liabilities—June 30, 2026
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $62,080,570)	$62,070,950
Investments in affiliated securities, at value (cost $48,994,923)	48,994,923
Cash at broker segregated for futures contracts	7,851,297
Foreign currency, at value (cost $33)	33
Unrealized gains on forward foreign currency contracts	1,610,539
Receivable for daily variation margin on open futures contracts	237,215
Receivable for interest	192,749
Receivable for Fund shares sold	8,254
Prepaid expenses and other assets	1,600
Total assets	120,967,560
Liabilities
Unrealized losses on forward foreign currency contracts	1,104,232
Payable for daily variation margin on open futures contracts	452,044
Cash collateral due to broker for forward foreign currency contracts	309,573
Payable for Fund shares redeemed	229,919
Management fee payable	51,774
Administration fees payable	3,008
Accrued expenses and other liabilities	184,204
Total liabilities	2,334,754
Total net assets	$118,632,806
Net assets consist of
Paid-in capital	$109,694,586
Total distributable earnings	8,938,220
Total net assets	$118,632,806
Computation of net asset value per share
Net assets–Class R6	$118,501,921
Shares outstanding–Class R6[1]	13,488,384
Net asset value per share–Class R6	$8.79
Net assets–Institutional Class	$130,885
Shares outstanding–Institutional Class[1]	14,938
Net asset value per share–Institutional Class	$8.76
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 5

Consolidated Statement of operations— year ended June 30, 2026
Consolidated statement of operations
Investment income
Interest	$2,611,869
Income from affiliated securities	1,579,044
Total investment income	4,190,913
Expenses
Management fee	671,591
Administration fees
Class R6	33,550
Institutional Class	130
Custody and accounting fees	54,111
Professional fees	77,077
Registration fees	27,720
Shareholder report expenses	18,475
Trustees’ fees and expenses	5,792
Other fees and expenses	7,153
Total expenses	895,599
Less: Fee waivers and/or expense reimbursements
Fund-level	(201,549)
Net expenses	694,050
Net investment income	3,496,863
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	1,339
Foreign currency and foreign currency translations	1,641
Forward foreign currency contracts	7,289,029
Futures contracts	8,310,966
Net realized gains on investments	15,602,975
Net change in unrealized gains (losses) on
Unaffiliated securities	1,476
Forward foreign currency contracts	732,635
Futures contracts	(2,092,506)
Net change in unrealized gains (losses) on investments	(1,358,395)
Net realized and unrealized gains (losses) on investments	14,244,580
Net increase in net assets resulting from operations	$17,741,443
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Alternative Risk Premia Fund

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended June 30, 2026		Year ended June 30, 2025
Operations
Net investment income		$3,496,863		$4,370,445
Net realized gains (losses) on investments		15,602,975		(711,680)
Net change in unrealized gains (losses) on investments		(1,358,395)		(2,405,143)
Net increase in net assets resulting from operations		17,741,443		1,253,622
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(7,452,076)		(3,802,786)
Institutional Class		(2,287)		(1,023)
Total distributions to shareholders		(7,454,363)		(3,803,809)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	2,873	24,944	449,236	3,646,997
Institutional Class	43,119	383,093	0	0
		408,037		3,646,997
Reinvestment of distributions
Class R6	911,012	7,452,076	464,321	3,802,786
Institutional Class	280	2,287	125	1,023
		7,454,363		3,803,809
Payment for shares redeemed
Class R6	0	0	(2,451,415)	(20,685,661)
Institutional Class	(32,379)	(284,519)	0	0
		(284,519)		(20,685,661)
Net increase (decrease) in net assets resulting from capital share transactions		7,577,881		(13,234,855)
Total increase (decrease) in net assets		17,864,961		(15,785,042)
Net assets
Beginning of period		100,767,845		116,552,887
End of period		$118,632,806		$100,767,845
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 7

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.01	$8.26	$8.26	$9.13	$8.46
Net investment income (loss)	0.27 [1]	0.32 [1]	0.37 [1]	0.33	(0.11)
Payment from affiliate	0.00	0.00	0.00	0.02	0.00
Net realized and unrealized gains (losses) on investments	1.10	(0.29)	0.00	0.01	0.78
Total from investment operations	1.37	0.03	0.37	0.36	0.67
Distributions to shareholders from
Net investment income	(0.59)	(0.28)	(0.37)	(0.83)	0.00
Net realized gains	0.00	0.00	0.00	(0.40)	0.00
Total distributions to shareholders	(0.59)	(0.28)	(0.37)	(1.23)	0.00
Net asset value, end of period	$8.79	$8.01	$8.26	$8.26	$9.13
Total return[2]	17.69%	0.27%	4.71%	4.44%*	7.92%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.93%	1.39%	1.48%	1.15%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	3.12%	3.94%	4.53%	2.56%	(0.56)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$118,502	$100,737	$116,522	$36,891	$54,205

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Alternative Risk Premia Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$7.99	$8.23	$8.23	$9.10	$8.44
Net investment income (loss)	0.33 [1]	0.32 [1]	0.35 [1]	0.29	(0.10)
Payment from affiliate	0.00	0.00	0.00	0.02	0.00
Net realized and unrealized gains (losses) on investments	1.02	(0.29)	0.01	0.05	0.76
Total from investment operations	1.35	0.03	0.36	0.36	0.66
Distributions to shareholders from
Net investment income	(0.58)	(0.27)	(0.36)	(0.83)	0.00
Net realized gains	0.00	0.00	0.00	(0.40)	0.00
Total distributions to shareholders	(0.58)	(0.27)	(0.36)	(1.23)	0.00
Net asset value, end of period	$8.76	$7.99	$8.23	$8.23	$9.10
Total return[2]	17.48%	0.29%	4.63%	4.43%*	7.82%
Ratios to average net assets (annualized)
Gross expenses	0.90%	1.03%	1.92%	1.62%	1.35%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.77%	3.88%	4.34%	2.65%	(0.53)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$131	$31	$31	$951	$933

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 9

Notes to consolidated financial statements
Notes to consolidated financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund (the “Fund”) which is a diversified series of the Trust.
2.INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2026, the Subsidiary had $8,400,170 of investments in affiliates and cash at broker segregated for futures contacts representing 103.11% of its net assets. As of June 30, 2026, the Fund held $8,146,933 in the Subsidiary, representing 7.37% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
10 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and commodity prices and is subject to interest rate risk, equity price risk and commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated statement of assets and liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market (“OTC swaps”) or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated  statement of assets and liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated statement of assets and liabilities. Payments received or paid are recorded in the Consolidated statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities and/or futures contracts without owning such securities and/or futures contracts. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and  dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated statement of operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk  associated with the reference securities in the basket.
Allspring Alternative Risk Premia Fund | 11

Notes to consolidated financial statements
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $110,693,292 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,773,030
Gross unrealized losses	(4,872,373)
Net unrealized losses	$(1,099,343)
As of June 30, 2026, the Fund had capital loss carryforwards which consist of $1,064,288 in short-term capital losses and $765,933 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$48,994,923	$0	$0	$48,994,923
U.S. Treasury securities	62,070,950	0	0	62,070,950
	111,065,873	0	0	111,065,873
Forward foreign currency contracts	0	1,610,539	0	1,610,539
Futures contracts	1,581,153	0	0	1,581,153
Total assets	$112,647,026	$1,610,539	$0	$114,257,565
Liabilities
Forward foreign currency contracts	$0	$1,104,232	$0	$1,104,232
Futures contracts	3,559,384	0	0	3,559,384
Total liabilities	$3,559,384	$1,104,232	$0	$4,663,616
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Consolidated  statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
5.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the year ended June 30, 2026, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Alternative Risk Premia Fund | 13

Notes to consolidated financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended June 30, 2026.
6.INVESTMENT PORTFOLIO TRANSACTIONS
For the year June 30, 2026, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7.DERIVATIVE TRANSACTIONS
During the year ended June 30, 2026, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts and forward foreign currency contracts.
The volume of the Fund’s derivative activity during the year ended June 30, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$158,005,599
Average contract amounts to sell	165,037,366
Futures contracts
Average notional balance on long futures	$94,811,438
Average notional balance on short futures	106,722,502
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2026 by primary risk type on the Consolidated statement of assets and liabilities was as follows for the Fund:
14 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
	Interest rate risk	Commodity risk	Equity risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$1,610,539	$1,610,539
Futures contracts	238,412 *	1,192,576 *	150,165 *	0	1,581,153
	$238,412	$1,192,576	$150,165	$1,610,539	$3,191,692
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$1,104,232	$1,104,232
Futures contracts	828,039 *	2,697,129 *	34,216 *	0	3,559,384
	$828,039	$2,697,129	$34,216	$1,104,232	$4,663,616

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  portfolio of investments. For futures contracts, only the current day’s variation margin as of June 30, 2026 is reported separately on the Consolidated  statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the year ended June 30, 2026 was as follows:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$7,289,029	$7,289,029
Futures contracts	1,140,027	5,701,409	1,469,530	0	8,310,966
	$1,140,027	$5,701,409	$1,469,530	$7,289,029	$15,599,995
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$732,635	$732,635
Futures contracts	(742,105)	(1,341,851)	(8,550)	0	(2,092,506)
	$(742,105)	$(1,341,851)	$(8,550)	$732,635	$(1,359,871)
For certain types of derivative transactions, the Fund and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Consolidated  portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received[1]	Net amount of assets
Goldman Sachs International	$1,610,539	$(1,104,232)	$(309,573)	$196,734

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Goldman Sachs International	$1,104,232	$(1,104,232)	$0	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Alternative Risk Premia Fund | 15

Notes to consolidated financial statements
8.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2026, there were no borrowings by the Fund under the agreement.
9.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2026	2025
Ordinary income	$7,454,363	$3,803,809
As of June 30, 2026, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward	Total
$11,867,733	$(1,099,292)	$(1,830,221)	$8,938,220
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
16 | Allspring Alternative Risk Premia Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Alternative Risk Premia Fund (the Fund), a series of Allspring Funds Trust, including the consolidated portfolio of investments, as of June 30, 2026, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 21, 2026
Allspring Alternative Risk Premia Fund | 17

Other information (unaudited)
Other information
Tax information
For the fiscal year ended June 30, 2026, $4,230,946 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended June 30, 2026, 48% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.

Allspring Alternative Risk Premia Fund | 19

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Alternative Risk Premia Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); (ii) an investment sub-advisory agreement with Allspring Global Investments, LLC (“AGI”), an affiliate of Allspring Funds Management; and (iii) an investment sub-advisory agreement with Allspring Global Investments (UK) Limited (“AGI UK,” and together with AGI, the “Sub-Advisers,” and the sub-advisory agreements with each of the Sub-Advisers, the “Sub-Advisory Agreements”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.*In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Advisers. The Board noted that AGI UK was added as a sub-adviser to the Fund in 2025.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

20 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the ICE BofA 3-Month U.S. Treasury Bill Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted that management recommended maintaining the current contractual net expense ratio caps.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under each Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.

Allspring Alternative Risk Premia Fund | 21

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

22 | Allspring Alternative Risk Premia Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4816 06-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 21, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: August 21, 2026